UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-08894

                                JNL Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
                    (Address of principal executive offices)

                                  Susan S. Rhee
                     Jackson National Asset Management, LLC
                                 1 Corporate Way
                             Lansing, Michigan 48951
--------------------------------------------------------------------------------
                     (Name and Address of agent of service)


Registrant's telephone number, including area code:  (517) 381-5500

Date of fiscal year end:   December 31

Date of Reporting Period:  January 1, 2006 - March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS


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JNL Series Trust (Unaudited)
Schedule of Investments (in thousands)
March 31, 2006

JNL/AIM Large Cap Growth Fund
Common Stocks - 95.5%
Aerospace & Defense - 6.4%
  Boeing Co.                                                                                         92          $7,146
  General Dynamics Corp.                                                                             69           4,425
  Lockheed Martin Corp.                                                                             110           8,262
  Northrop Grumman Corp. (l)                                                                         71           4,849
                                                                                                                 24,682
Banks - 2.2%
  Kookmin Bank                                                                                       45           3,886
  Unibanco - Uniao de Bancos Brasileiros SA - ADR                                                    64           4,720
                                                                                                                  8,606
Beverages - 1.2%
  PepsiCo Inc.                                                                                       78           4,499


Biotechnology - 1.5%
  Amgen Inc. (b)                                                                                     39           2,803
  Genentech Inc. (b)                                                                                 34           2,874
                                                                                                                  5,677
Commercial Services - 3.4%
  Accenture Ltd.                                                                                    146           4,390
  McKesson Corp.                                                                                    107           5,573
  Moody's Corp.                                                                                      44           3,126
                                                                                                                 13,089
Computers - 5.4%
  Apple Computer Inc. (b)                                                                            93           5,829
  Hewlett-Packard Co.                                                                               272           8,952
  Seagate Technology (b) (l)                                                                        137           3,607
  Western Digital Corp. (b)                                                                         120           2,332
                                                                                                                 20,720
Cosmetics & Personal Care - 0.9%
  Proctor & Gamble Co.                                                                               61           3,536


Diversified Financial Services - 9.1%
  Bear Stearns Cos. Inc.                                                                             25           3,490
  Charles Schwab Corp.                                                                              199           3,425
  CIT Group Inc.                                                                                     55           2,944
  Goldman Sachs Group Inc.                                                                           61           9,601
  Lehman Brothers Holdings Inc.                                                                      64           9,282
  ORIX Corp.                                                                                         11           3,301
  SLM Corp.                                                                                          60           3,131
                                                                                                                 35,174
Electronics - 2.4%
  Agilent Technologies Inc. (b)                                                                      83           3,117
  Jabil Circuit Inc. (b)                                                                             73           3,129
  Koninklijke Philips Electronics NV - NYS                                                           85           2,860
                                                                                                                  9,106
Engineering & Construction - 2.2%
  ABB Ltd. (b)                                                                                      416           5,249
  McDermott International Inc. (b)                                                                   57           3,109
                                                                                                                  8,358
Healthcare Products - 1.0%
  Alcon Inc.                                                                                         36           3,771

Healthcare Services - 6.9%
  Aetna Inc.                                                                                        228          11,202
  Health Net Inc. (b)                                                                                57           2,911
  UnitedHealth Group Inc.                                                                           160           8,945
  WellPoint Inc. (b)                                                                                 47           3,601
                                                                                                                 26,659
Home Furnishings - 1.1%
  Matsushita Electric Industrial Co. Ltd.                                                           189           4,199


Insurance - 5.2%
  Chubb Corp.                                                                                        30           2,847
  Cigna Corp.                                                                                        47           6,152
  MetLife Inc.                                                                                       58           2,814
  Prudential Financial Inc.                                                                         107           8,127
                                                                                                                 19,940
Internet - 1.5%
  Google Inc. - Class A (b)                                                                          15           5,916


Machinery - 2.3%
  Joy Global Inc.                                                                                    67           3,991
  Komatsu Ltd.                                                                                      245           4,673
                                                                                                                  8,664
Metal Fabrication & Hardware - 1.4%
  Precision Castparts Corp.                                                                          90           5,363


Mining - 1.7%
  Phelps Dodge Corp.                                                                                 79           6,392


Oil & Gas - 3.4%
  Devon Energy Corp.                                                                                 53           3,240
  Occidental Petroleum Corp.                                                                         41           3,786
  Valero Energy Corp.                                                                                98           5,872
                                                                                                                 12,898
Pharmaceuticals - 9.2%
  Allergan Inc.                                                                                      29           3,179
  AmerisourceBergen Corp.                                                                            76           3,661
  AstraZeneca Plc - ADR                                                                              56           2,792
  Barr Laboratories Inc. (b)                                                                         48           3,047
  Cardinal Health Inc.                                                                               39           2,906
  Caremark Rx Inc. (b)                                                                               76           3,738
  Express Scripts Inc. (b)                                                                           38           3,323
  Gilead Sciences Inc. (b)                                                                           89           5,544
  Novartis AG - ADR                                                                                  67           3,687
  Roche Holding AG                                                                                   24           3,535
                                                                                                                 35,412
Retail - 6.5%
  Darden Restaurants Inc.                                                                            85           3,506
  Home Depot Inc.                                                                                    73           3,074
  JC Penney Co. Inc.                                                                                 63           3,799
  Nordstrom Inc.                                                                                    192           7,519
  Office Depot Inc. (b)                                                                             108           4,022
  Yum! Brands Inc.                                                                                   59           2,904
                                                                                                                 24,824
Semiconductors - 5.8%
  Broadcom Corp. - Class A (b) (l)                                                                   97           4,171
  Freescale Semiconductor Inc. (b)                                                                  111           3,087
  Lam Research Corp. (b)                                                                             72           3,096
  Marvell Tech Group Ltd. (b)                                                                        89           4,821
  National Semiconductor Corp.                                                                      105           2,932
  Nvidia Corp. (b)                                                                                   73           4,180
                                                                                                                 22,287
Software - 3.2%
  Autodesk Inc. (b)                                                                                  78           3,008
  Microsoft Corp.                                                                                   240           6,529
  Red Hat Inc. (b)                                                                                   96           2,686
                                                                                                                 12,223
Telecommunications Equipment - 3.5%
  Cisco Systems Inc. (b)                                                                            280           6,067
  Harris Corp.                                                                                       63           2,974
  Tellabs Inc. (b)                                                                                  278           4,420
                                                                                                                 13,461
Transportation - 2.7%
  Burlington Northern Santa Fe Corp.                                                                124          10,347


Wireless Telecommunications - 5.4%
  America Movil SA de CV - Class L - ADR                                                            162           5,544
  Motorola Inc.                                                                                     486          11,130
  Nokia Oyj - Class A - ADR                                                                         200           4,144
                                                                                                                 20,818

  Total Common Stocks (cost $307,359)                                                                           366,621

Short Term Investments - 6.8%
Money Market Funds - 4.4%
  JNL Money Market Fund, 4.62% (a) (n)                                                           17,019          17,019


Securities Lending Collateral - 2.4%
  Mellon GSL Delaware Business Trust Collateral Fund                                              9,010           9,010

  Total Short Term Investments (cost $26,029)                                                                    26,029

Total Investments - 102.3% (cost $333,388)                                                                      392,650

Other Assets and Liabilities, Net -  (2.3%)                                                                     (8,752)

Total Net Assets - 100%                                                                                        $383,898

JNL/AIM Real Estate Fund
Common Stocks - 95.0%
Lodging - 6.3%
  Hilton Hotels Corp. (l)                                                                           119          $3,017
  Marriott International Inc. - Class A                                                               9             638
  Starwood Hotels & Resorts Worldwide Inc. (b)                                                       49           3,312
                                                                                                                  6,967
Real Estate - 5.2%
  Aeon Mall Co. Ltd.                                                                                  7             353
  Brookfield Properties Co.                                                                          41           1,410
  Capital & Regional Plc                                                                             23             451
  CapitaLand Ltd.                                                                                   102             306
  Citycon Oyj                                                                                        16              82
  Derwent Valley Holdings Plc                                                                        15             419
  Diamond City Co. Ltd.                                                                               8             351
  Hang Lung Properties Ltd.                                                                         120             228
  Hongkong Land Holdings Ltd.                                                                       100             372
  Hysan Development Co. Ltd.                                                                         95             271
  Macquarie Goodman Group                                                                            31             110
  Stockland                                                                                          70             337
  Sumitomo Realty & Development Co. Ltd.                                                              6             166
  Sun Hung Kai Properties Ltd.                                                                       29             295
  Westfield Group                                                                                    50             611
                                                                                                                  5,762
Real Estate Investment Trusts - 83.5%
  Alexandria Real Estate Equites Inc.                                                                15           1,382
  AMB Property Corp.                                                                                 24           1,286
  American Campus Communities Inc.                                                                   20             516
  American Financial Realty Trust                                                                    29             340
  Archstone-Smith Trust                                                                              81           3,936
  Ascendas Real Estate Investment Trust                                                             110             148
  AvalonBay Communities Inc.                                                                         20           2,215
  Boardwalk Real Estate Investment Trust                                                              8             162
  Boston Properties Inc.                                                                             53           4,961
  Brandywine Realty Trust                                                                            43           1,372
  Camden Property Trust                                                                              35           2,522
  CapitaCommercial Trust                                                                            131             145
  CapitaMall Trust                                                                                   66              97
  Carramerica Realty Corp.                                                                           32           1,410
  Colonial Properties Trust                                                                          18             922
  Developers Diversified Realty Corp.                                                                72           3,947
  DiamondRock Hospitality Co.                                                                        19             264
  Digital Realty Trust Inc.                                                                          10             285
  Education Realty Trust Inc. (l)                                                                     9             133
  Equity Inns Inc.                                                                                   51             826
  Equity Office Properties Trust                                                                     57           1,907
  Equity Residential                                                                                113           5,278
  Essex Property Trust Inc.                                                                          22           2,381
  Extra Space Storage Inc. (l)                                                                       32             543
  Federal Realty Investors Trust                                                                     23           1,707
  General Growth Properties Inc.                                                                    128           6,275
  Host Marriott Corp.                                                                               229           4,890
  Kimco Realty Corp.                                                                                 13             512
  Macerich Co.                                                                                       50           3,675
  Mid-America Apartment Communities Inc.                                                              7             372
  Primaris Retail Real Estate Investment Trust                                                        7             108
  Prologis                                                                                          120           6,393
  Public Storage Inc. (l)                                                                            30           2,445
  Reckson Associate Realty Corp.                                                                     53           2,410
  Regency Centers Corp.                                                                              50           3,326
  Simon Property Group Inc.                                                                          83           7,000
  SL Green Realty Corp. (l)                                                                          41           4,131
  Trizec Properties Inc. (l)                                                                        142           3,654
  Urstadt Biddle Properties Inc. - Class A (l)                                                       29             520
  U-Store-It Trust                                                                                   40             804
  Ventas Inc.                                                                                        67           2,210
  Vornado Realty Trust                                                                               56           5,338
                                                                                                                 92,748

  Total Common Stocks (cost $88,676)                                                                            105,477

Preferred Stocks - 0.3%
Lodging - 0.1%
  LaSalle Hotel Properties, 8.00%                                                                     4             111


Real Estate Investment Trusts - 0.2%
  Eagle Hospitality Properties Trust Inc., 8.25%, 06/13/10                                            3              78
  First Industrial Realty Trust Inc., 7.25%                                                           3              86
  Hersha Hospitality Trust - Class A, 8.00%                                                           3              62
                                                                                                                    226

  Total Preferred Stocks (cost $333)                                                                                337

Rights - 0.0%
Real Estate - 0.0%
  Citycon Oyj, Strike Price $2.75, 04/20/06 (p)                                                      21               7

  Total Rights (cost $0)                                                                                              7

Short Term Investments - 15.4%
Money Market Funds - 5.7%
  JNL Money Market Fund, 4.62% (a) (n)                                                            6,357           6,357


Securities Lending Collateral - 9.7%
  Mellon GSL Delaware Business Trust Collateral Fund                                             10,735          10,735

  Total Short Term Investments (cost $17,092)                                                                    17,092

Total Investments - 110.7% (cost $106,101)                                                                      122,913

Other Assets and Liabilities, Net -  (10.7%)                                                                   (11,865)

Total Net Assets - 100%                                                                                        $111,048

JNL/AIM Small Cap Growth Fund
Common Stocks - 95.4%
Aerospace & Defense - 1.5%
  United Industrial Corp. (l)                                                                        14            $840


Apparel - 1.3%
  Warnaco Group Inc. (b)                                                                             17             410
  Wolverine World Wide Inc. (l)                                                                      14             316
                                                                                                                    726
Banks - 3.3%
  East West Bancorp Inc.                                                                             12             463
  PrivateBancorp Inc.                                                                                 8             320
  SVB Financial Group (b)                                                                            10             511
  Texas Capital Bancshares Inc. (b)                                                                  12             284
  Texas Regional Bancshares Inc. - Class A                                                           10             281
                                                                                                                  1,859
Biotechnology - 3.0%
  Encysive Pharmaceuticals Inc. (b)                                                                  23             113
  Integra LifeSciences Holdings Corp. (b)                                                            12             503
  Millipore Corp. (b)                                                                                 6             456
  Myriad Genetics Inc. (b) (l)                                                                       12             303
  Nektar Therapeutics (b) (l)                                                                        15             301
                                                                                                                  1,676
Building Materials - 1.6%
  Eagle Materials Inc. (l)                                                                           15             932


Chemicals - 0.5%
  Rockwood Holdings Inc. (b)                                                                         11             255


Commercial Services - 6.8%
  Advisory Board Co. (b)                                                                              9             474
  Corporate Executive Board Co.                                                                       7             663
  CoStar Group Inc. (b)                                                                               9             460
  Euronet Worldwide Inc. (b) (l)                                                                     18             672
  Jackson Hewitt Tax Service Inc.                                                                     9             284
  Korn/Ferry International (b)                                                                       22             444
  MPS Group Inc. (b)                                                                                 28             436
  United Rentals Inc. (b)                                                                            11             387
                                                                                                                  3,820
Computers - 1.4%
  Kronos Inc. (b)                                                                                     9             350
  Micros Systems Inc. (b)                                                                             9             431
                                                                                                                    781
Data Processing - 0.9%
  Global Payments Inc.                                                                                9             501


Distribution & Wholesale - 1.1%
  WESCO International Inc. (b)                                                                       10             649


Diversified Financial Services - 1.9%
  Affiliated Managers Group Inc. (b) (l)                                                              6             620
  Jefferies Group Inc.                                                                                8             466
                                                                                                                  1,086
Electric - 0.3%
  Pike Electric Corp. (b)                                                                             7             143


Electrical Components & Equipment - 1.2%
  Thomas & Betts Corp. (b)                                                                           13             669


Electronics - 3.0%
  Flir Systems Inc. (b) (l)                                                                          17             480
  Orbotech Ltd. (b)                                                                                  11             261
  Trimble Navigation Ltd. (b)                                                                        12             531
  Varian Inc. (b)                                                                                    10             412
                                                                                                                  1,684
Environmental Control - 1.2%
  Stericycle Inc. (b)                                                                                10             655


Hand & Machine Tools - 1.4%
  Lincoln Electric Holdings Inc.                                                                      9             499
  Regal-Beloit Corp.                                                                                  7             299
                                                                                                                    798
Healthcare Products - 6.3%
  American Medical Systems Holdings Inc. (b)                                                         23             518
  Cyberonics Inc. (b)                                                                                13             342
  Gen-Probe Inc. (b)                                                                                 11             605
  Immucor Inc. (b)                                                                                   12             349
  Mentor Corp.                                                                                       10             464
  Merge Technologies Inc. (b) (l)                                                                    14             222
  NuVasive Inc. (b) (l)                                                                              22             420
  Resmed Inc. (b) (l)                                                                                 7             296
  Wright Medical Group Inc. (b)                                                                      17             327
                                                                                                                  3,543
Healthcare Services - 2.3%
  Amsurg Corp. (b)                                                                                   11             253
  LifePoint Hospitals Inc. (b)                                                                       13             402
  Pediatrix Medical Group Inc. (b)                                                                    6             663
                                                                                                                  1,318
Home Furnishings - 0.8%
  Tempur-Pedic International Inc. (b) (l)                                                            32             459


Household Products - 1.4%
  Church & Dwight Co. Inc. (l)                                                                       11             402
  Toro Co.                                                                                            8             382
                                                                                                                    784
Insurance - 1.5%
  HCC Insurance Holdings Inc.                                                                        14             472
  ProAssurance Corp. (b)                                                                              8             397
                                                                                                                    869
Internet - 3.1%
  aQuantive Inc. (b)                                                                                  2              36
  Blue Coat Systems Inc. (b)                                                                          5             117
  Digitas Inc. (b)                                                                                   30             437
  F5 Networks Inc. (b)                                                                                6             429
  Sapient Corp. (b)                                                                                  51             388
  Valueclick Inc. (b)                                                                                20             333
                                                                                                                  1,740
Iron & Steel - 1.3%
  Carpenter Technology Corp.                                                                          8             712


Lodging - 0.7%
  Choice Hotels International Inc.                                                                    8             385


Machinery - 1.0%
  JLG Industries Inc. (l)                                                                            19             586


Manufacturing - 2.0%
  Actuant Corp. - Class A                                                                             7             435
  Blount International Inc. (b)                                                                      14             217
  Ceradyne Inc. (b)                                                                                   5             246
  TransDigm Group Inc. (b)                                                                            9             235
                                                                                                                  1,133
Oil & Gas - 4.2%
  Bill Barrett Corp. (b)                                                                              7             239
  Encore Acquisition Co. (b)                                                                         18             546
  Grey Wolf Inc. (b) (l)                                                                             49             367
  Range Resources Corp.                                                                              16             447
  Unit Corp. (b)                                                                                     10             559
  Whiting Petroleum Corp. (b)                                                                         6             230
                                                                                                                  2,388
Oil & Gas Services - 3.9%
  Core Laboratories NV (b)                                                                            9             413
  FMC Technologies Inc. (b)                                                                          10             489
  Hydril (b)                                                                                          6             476
  Superior Energy Services (b)                                                                       14             372
  Veritas DGC Inc. (b)                                                                               10             448
                                                                                                                  2,198
Pharmaceuticals - 4.9%
  Alkermes Inc. (b) (l)                                                                              17             368
  Amylin Pharmaceuticals Inc. (b) (l)                                                                 7             338
  First Horizon Pharmaceutical Corp. (b) (l)                                                         18             450
  Medics Pharmaceutical Corp. (l)                                                                     9             281
  MGI Pharma Inc. (b)                                                                                15             268
  NPS Pharmaceuticals Inc. (b) (l)                                                                   13             108
  United Therapeutics Corp. (b)                                                                       6             389
  VCA Antech Inc. (b)                                                                                20             583
                                                                                                                  2,785
Real Estate Investment Trusts - 0.4%
  BioMed Realty Trust Inc.                                                                            7             220


Retail - 10.4%
  Applebee's International Inc.                                                                      11             272
  BJ's Wholesale Club Inc. (b)                                                                       13             424
  Charlotte Russe Holding Inc. (b)                                                                   23             487
  Childrens Place Retail Stores Inc. (b)                                                             10             554
  Coldwater Creek Inc. (b)                                                                           19             533
  Dick's Sporting Goods Inc. (b)                                                                     11             427
  Guitar Center Inc. (b) (l)                                                                          7             329
  Jack in the Box Inc. (b)                                                                           13             545
  JOS A Bank Clothiers Inc. (b)                                                                      16             771
  New York & Co. Inc. (b)                                                                            23             346
  PF Chang's China Bistro Inc. (b) (l)                                                               10             483
  Rare Hospitality International Inc. (b)                                                            10             343
  Regis Corp.                                                                                        10             341
                                                                                                                  5,855
Semiconductors - 5.6%
  Cirrus Logic Inc. (b)                                                                              36             304
  Emulex Corp. (b) (l)                                                                               19             328
  Formfactor Inc. (b)                                                                                11             428
  Genesis Microchip Inc. (b)                                                                         10             176
  Microsemi Corp. (b)                                                                                28             824
  Power Integrations Inc. (b)                                                                        15             369
  Tessera Technologies Inc. (b)                                                                      13             425
  Varian Semiconductor Equipment Associates Inc. (b)                                                 12             336
                                                                                                                  3,190
Software - 6.5%
  Allscripts Healthcare Solutions Inc. (b)                                                           17             310
  Ansys Inc. (b)                                                                                      9             501
  Avid Technology Inc. (b)                                                                            7             288
  Blackboard Inc. (b)                                                                                17             477
  Cerner Corp. (b) (l)                                                                               12             547
  Epicor Software Corp. (b)                                                                          29             390
  MicroStrategy Inc. - Class A (b)                                                                    5             515
  Per-Se Technologies Inc. (b)                                                                       19             494
  THQ Inc. (b)                                                                                        6             166
                                                                                                                  3,688
Telecommunications - 0.6%
  NeuStar Inc. - Class A (b)                                                                         12             361


Telecommunications Equipment - 3.3%
  Aeroflex Inc. (b)                                                                                  33             453
  Netgear Inc. (b) (l)                                                                               22             413
  Nice Systems Ltd. - ADR (b)                                                                         5             273
  Polycom Inc. (b)                                                                                   22             469
  SafeNet Inc. (b) (l)                                                                               10             263
                                                                                                                  1,871
Toys & Hobbies - 1.4%
  Marvel Entertainment Inc. (b) (l)                                                                  22             434
  RC2 Corp. (b)                                                                                      10             381
                                                                                                                    815
Transportation - 2.4%
  Forward Air Corp.                                                                                   9             345
  HUB Group Inc. - Class A (b)                                                                        2              89
  Kirby Corp. (b)                                                                                     6             403
  Knight Transportation Inc.                                                                          5             106
  Swift Transportation Co. Inc. (b) (l)                                                              19             416
                                                                                                                  1,359
Wireless Telecommunications - 1.0%
  SBA Communications Corp. (b)                                                                       25             587

  Total Common Stocks (cost $42,998)                                                                             53,920

Short Term Investments - 24.1%
Money Market Funds - 4.1%
  JNL Money Market Fund, 4.62% (a) (n)                                                            2,351           2,351


Securities Lending Collateral - 20.0%
  Mellon GSL Delaware Business Trust Collateral Fund                                             11,281          11,281

  Total Short Term Investments (cost $13,632)                                                                    13,632

Total Investments - 119.5% (cost $56,630)                                                                        67,552

Other Assets and Liabilities, Net -  (19.5%)                                                                   (11,016)

Total Net Assets - 100%                                                                                         $56,536

JNL/Alger Growth Fund
Common Stocks - 97.9%
Aerospace & Defense - 1.0%
  Boeing Co.                                                                                         32          $2,478


Agriculture - 1.2%
  Archer-Daniels-Midland Co.                                                                         90           3,039


Biotechnology - 6.1%
  Amgen Inc. (b)                                                                                     42           3,070
  Biogen Idec Inc. (b)                                                                               53           2,477
  Genentech Inc. (b)                                                                                 22           1,834
  Medimmune Inc. (b)                                                                                154           5,626
  Vertex Pharmaceuticals Inc. (b) (l)                                                                56           2,049
                                                                                                                 15,056
Coal - 1.9%
  Peabody Energy Corp.                                                                               92           4,633


Computers - 7.3%
  Apple Computer Inc. (b)                                                                           128           8,041
  Network Appliance Inc. (b)                                                                        140           5,035
  Seagate Technology (b) (l)                                                                        187           4,934
                                                                                                                 18,010
Cosmetics & Personal Care - 1.9%
  Proctor & Gamble Co.                                                                               82           4,734


Diversified Financial Services - 5.0%
  Bear Stearns Cos. Inc.                                                                             17           2,372
  Charles Schwab Corp.                                                                              176           3,034
  Goldman Sachs Group Inc.                                                                           16           2,496
  Janus Capital Group Inc.                                                                          135           3,123
  Merrill Lynch & Co. Inc.                                                                           18           1,433
                                                                                                                 12,458
E - Commerce - 2.6%
  eBay Inc. (b)                                                                                     166           6,476


Electric - 2.0%
  Exelon Corp.                                                                                       92           4,862


Electrical Components & Equipment - 1.9%
  Emerson Electric Co.                                                                               57           4,784


Healthcare Products - 0.7%
  Medtronic Inc.                                                                                     36           1,850


Insurance - 5.5%
  American International Group Inc.                                                                  66           4,349
  Genworth Financial Inc. - Class A                                                                  75           2,521
  Principal Financial Group (l)                                                                      38           1,863
  Prudential Financial Inc.                                                                          65           4,890
                                                                                                                 13,623
Internet - 5.1%
  Google Inc. - Class A (b)                                                                           7           2,613
  NetFlix Inc. (b) (l)                                                                              127           3,673
  Symantec Corp. (b)                                                                                233           3,918
  Yahoo! Inc. (b)                                                                                    76           2,465
                                                                                                                 12,669
Machinery - 2.0%
  Caterpillar Inc.                                                                                   68           4,854


Manufacturing - 3.6%
  General Electric Corp.                                                                            220           7,645
  Textron Inc.                                                                                       13           1,251
                                                                                                                  8,896
Media - 6.7%
  Comcast Corp. - Class A (b) (l)                                                                    93           2,424
  News Corp. Inc.                                                                                   226           3,757
  Walt Disney Co.                                                                                   101           2,825
  XM Satellite Radio Holdings Inc. - Class A (b) (l)                                                342           7,607
                                                                                                                 16,613
Mining - 6.9%
  Cameco Corp. (l)                                                                                   66           2,387
  Freeport-McMoRan Copper & Gold Inc. (l)                                                            73           4,357
  Inco Ltd. (b)                                                                                     107           5,323
  Phelps Dodge Corp.                                                                                 62           5,025
                                                                                                                 17,092
Oil & Gas - 3.3%
  Transocean Inc. (b)                                                                                65           5,207
  Valero Energy Corp.                                                                                48           2,887
                                                                                                                  8,094
Oil & Gas Services - 2.1%
  National Oilwell Varco Inc. (b) (l)                                                                81           5,216


Pharmaceuticals - 6.2%
  ImClone Systems Inc. (b) (l)                                                                       35           1,191
  Medco Health Solutions Inc. (b)                                                                    84           4,818
  Schering-Plough Corp.                                                                             240           4,554
  Teva Pharmaceutical Industries Ltd. - ADR                                                         119           4,914
                                                                                                                 15,477
Retail - 2.9%
  Costco Wholesale Corp.                                                                             61           3,288
  Home Depot Inc.                                                                                    59           2,479
  Starbucks Corp. (b)                                                                                35           1,315
                                                                                                                  7,082
Savings & Loans - 0.7%
  Golden West Financial Corp.                                                                        27           1,847


Semiconductors - 7.0%
  Broadcom Corp. - Class A (b)                                                                      114           4,899
  Freescale Semiconductor Inc. (b)                                                                  186           5,178
  Marvell Tech Group Ltd. (b)                                                                        61           3,289
  Rambus Inc. (b)                                                                                    35           1,361
  Texas Instruments Inc.                                                                             79           2,559
                                                                                                                 17,286
Software - 1.5%
  Microsoft Corp.                                                                                   139           3,770


Telecommunications - 1.5%
  Alltel Corp.                                                                                       58           3,723


Telecommunications Equipment - 3.6%
  Cisco Systems Inc. (b)                                                                            258           5,591
  Corning Inc. (b)                                                                                   71           1,904
  Tellabs Inc. (b)                                                                                   86           1,361
                                                                                                                  8,856
Tobacco - 1.8%
  Altria Group Inc.                                                                                  64           4,500


Toys & Hobbies - 2.0%
  Nintendo Co. Ltd. - ADR                                                                           272           5,070


Transportation - 2.3%
  FedEx Corp.                                                                                        50           5,636


Wireless Telecommunications - 1.6%
  Motorola Inc.                                                                                      56           1,274
  Nokia Oyj - Class A - ADR                                                                          67           1,380
  Qualcomm Inc.                                                                                      25           1,255
                                                                                                                  3,909

  Total Common Stocks (cost $231,589)                                                                           242,593

Short Term Investments - 9.7%
Money Market Funds - 1.4%
  JNL Money Market Fund, 4.62% (a) (n)                                                            3,427           3,427


Securities Lending Collateral - 8.3%
  Mellon GSL Delaware Business Trust Collateral Fund                                             20,658          20,658

  Total Short Term Investments (cost $24,085)                                                                    24,085

Total Investments - 107.6% (cost $255,674)                                                                      266,678

Other Assets and Liabilities, Net -  (7.6%)                                                                    (18,950)

Total Net Assets - 100%                                                                                        $247,728

JNL/Eagle Core Equity Fund
Common Stocks - 94.7%
Advertising - 1.2%
  Omnicom Group Inc. (l)                                                                             36          $2,997


Aerospace & Defense - 2.7%
  Boeing Co.                                                                                         21           1,640
  United Technologies Corp.                                                                          88           5,127
                                                                                                                  6,767
Banks - 4.8%
  Bank of America Corp.                                                                              90           4,094
  US Bancorp                                                                                         44           1,342
  Wachovia Corp.                                                                                     83           4,630
  Wells Fargo & Co.                                                                                  22           1,405
                                                                                                                 11,471
Beverages - 2.8%
  Coca-Cola Co.                                                                                     108           4,501
  PepsiCo Inc.                                                                                       42           2,421
                                                                                                                  6,922
Biotechnology - 1.6%
  Amgen Inc. (b)                                                                                     16           1,191
  Clegene Corp. (b)                                                                                  29           1,282
  Genentech Inc. (b)                                                                                 18           1,536
                                                                                                                  4,009
Chemicals - 0.9%
  Air Products & Chemicals Inc.                                                                      18           1,209
  EI Du Pont de Nemours & Co. (l)                                                                    22             929
                                                                                                                  2,138
Commercial Services - 0.8%
  McKesson Corp.                                                                                     15             772
  RR Donnelley & Sons Co.                                                                            36           1,177
                                                                                                                  1,949
Computers - 2.5%
  Apple Computer Inc. (b)                                                                            20           1,248
  Dell Inc. (b)                                                                                      27             815
  EMC Corp. (b)                                                                                     216           2,944
  Hewlett-Packard Co.                                                                                40           1,318
                                                                                                                  6,325
Cosmetics & Personal Care - 1.5%
  Proctor & Gamble Co.                                                                               65           3,734

Diversified Financial Services - 7.9%
  American Express Co.                                                                               68           3,592
  Capital One Financial Corp.                                                                        12             988
  Chicago Mercantile Exchange Holdings Inc.                                                           2             938
  Citigroup Inc.                                                                                     98           4,638
  Countrywide Financial Corp.                                                                        18             674
  Fannie Mae                                                                                         34           1,727
  Franklin Resources Inc.                                                                             6             573
  Freddie Mac                                                                                        23           1,403
  Goldman Sachs Group Inc.                                                                           19           2,912
  JPMorgan Chase & Co.                                                                               35           1,457
  Morgan Stanley                                                                                     12             736
                                                                                                                 19,638
Diversified Machinery - 0.6%
  Deere & Co.                                                                                        20           1,581


E - Commerce - 1.1%
  eBay Inc. (b)                                                                                      67           2,626


Electric - 0.7%
  Dominion Resources Inc.                                                                            27           1,864


Electrical Components & Equipment - 1.2%
  Emerson Electric Co.                                                                               36           2,979


Environmental Control - 1.3%
  Waste Management Inc.                                                                              92           3,262


Food - 1.9%
  General Mills Inc.                                                                                 25           1,267
  Hershey Co.                                                                                        27           1,413
  Sysco Corp.                                                                                        40           1,282
  WM Wrigley Jr Co.                                                                                  12             784
                                                                                                                  4,746
Gas - 0.7%
  NiSource Inc.                                                                                      40             809
  UGI Corp.                                                                                          44             927
                                                                                                                  1,736
Healthcare Products - 4.6%
  Baxter International Inc.                                                                          79           3,070
  CR Bard Inc.                                                                                       28           1,919
  Johnson & Johnson                                                                                  83           4,918
  Zimmer Holdings Inc. (b)                                                                           22           1,487
                                                                                                                 11,394
Healthcare Services - 2.8%
  DaVita Inc. (b)                                                                                     6             351
  HCA Inc. (l)                                                                                       88           4,018
  UnitedHealth Group Inc.                                                                            49           2,729
                                                                                                                  7,098
Household Products - 2.2%
  Kimberly-Clark Corp.                                                                               31           1,763
  Newell Rubbermaid Inc.                                                                            148           3,715
                                                                                                                  5,478
Insurance - 1.1%
  American International Group Inc.                                                                  30           2,011
  Axis Capital Holdings Ltd. (l)                                                                     27             819
                                                                                                                  2,830
Internet - 1.3%
  F5 Networks Inc. (b)                                                                               13             948
  Google Inc. - Class A (b)                                                                           6           2,392
                                                                                                                  3,340
Lodging - 2.1%
  Harrah's Entertainment Inc.                                                                        43           3,354
  Starwood Hotels & Resorts Worldwide Inc. (b)                                                       27           1,846
                                                                                                                  5,200
Machinery - 0.2%
  Caterpillar Inc.                                                                                    9             623


Manufacturing - 6.8%
  3M Corp.                                                                                           18           1,362
  Cooper Industries Ltd. - Class A                                                                   13           1,121
  General Electric Corp.                                                                            229           7,952
  Harsco Corp.                                                                                       20           1,652
  Honeywell Inernational Inc.                                                                        29           1,240
  Tyco International Ltd.                                                                           139           3,744
                                                                                                                 17,071
Media - 3.9%
  CBS Corp.                                                                                         107           2,565
  McGraw-Hill Cos. Inc.                                                                              24           1,383
  Time Warner Inc.                                                                                  165           2,770
  Viacom Inc. (b)                                                                                    58           2,248
  XM Satellite Radio Holdings Inc. - Class A (b) (l)                                                 38             854
                                                                                                                  9,820
Oil & Gas - 1.9%
  BP Plc - ADR                                                                                       22           1,517
  ENSCO International Inc.                                                                           33           1,685
  Exxon Mobil Corp.                                                                                  24           1,461
                                                                                                                  4,663
Oil & Gas Services - 1.3%
  Halliburton Co.                                                                                    46           3,326


Pharmaceuticals - 6.8%
  Cardinal Health Inc.                                                                                9             652
  Eli Lilly & Co.                                                                                    24           1,319
  Gilead Sciences Inc. (b)                                                                           22           1,388
  ImClone Systems Inc. (b) (l)                                                                       36           1,233
  Pfizer Inc.                                                                                       213           5,298
  Sanofi-Aventis - ADR                                                                               29           1,370
  Teva Pharmaceutical Industries Ltd. - ADR                                                          53           2,167
  Wyeth                                                                                              73           3,557
                                                                                                                 16,984
Pipelines - 0.6%
  Kinder Morgan Inc.                                                                                 16           1,472


Real Estate Investment Trusts - 1.2%
  Boston Properties Inc.                                                                             11           1,026
  General Growth Properties Inc.                                                                     22           1,075
  Vornado Realty Trust                                                                                9             864
                                                                                                                  2,965
Retail - 6.2%
  CVS Corp.                                                                                          64           1,897
  Home Depot Inc.                                                                                    73           3,083
  Lowe's Cos. Inc.                                                                                    7             466
  McDonald's Corp.                                                                                  142           4,884
  Target Corp.                                                                                       41           2,125
  Urban Outfitters Inc. (b)                                                                          27             662
  Wal-Mart Stores Inc.                                                                               50           2,367
                                                                                                                 15,484
Semiconductors - 3.5%
  Advanced Micro Devices Inc. (b)                                                                    20             676
  Analog Devices Inc.                                                                                66           2,527
  Broadcom Corp. - Class A (b)                                                                       39           1,692
  Marvell Tech Group Ltd. (b)                                                                        50           2,719
  Nvidia Corp. (b)                                                                                   11             611
  Ultra Clean Holdings (b)                                                                           86             642
                                                                                                                  8,867
Software - 5.6%
  Adobe Systems Inc. (b)                                                                             29           1,028
  Electronic Arts Inc. (b)                                                                           15             814
  Microsoft Corp.                                                                                   260           7,083
  Oracle Corp. (b)                                                                                  379           5,188
                                                                                                                 14,113
Telecommunications - 1.7%
  AT&T Inc.                                                                                          28             757
  BellSouth Corp. (l)                                                                                21             728
  Sprint Nextel Corp.                                                                                82           2,106
  Verizon Communications Inc.                                                                        20             681
                                                                                                                  4,272
Telecommunications Equipment - 2.7%
  Cisco Systems Inc. (b)                                                                            164           3,553
  Comverse Technology Inc. (b)                                                                      112           2,641
  Juniper Networks Inc. (b)                                                                          35             668
                                                                                                                  6,862
Transportation - 0.3%
  FedEx Corp.                                                                                         6             678


Wireless Telecommunications - 3.7%
  American Tower Corp. (b)                                                                           78           2,364
  Nokia Oyj - Class A - ADR                                                                         202           4,183
  Qualcomm Inc.                                                                                      55           2,768
                                                                                                                  9,315

  Total Common Stocks (cost $217,240)                                                                           236,599

Short Term Investments - 9.8%
Money Market Funds - 5.6%
  JNL Money Market Fund, 4.62% (a) (n)                                                           14,040          14,040


Securities Lending Collateral - 4.2%
  Mellon GSL Delaware Business Trust Collateral Fund                                             10,439          10,439

  Total Short Term Investments (cost $24,479)                                                                    24,479

Total Investments - 104.5% (cost $241,719)                                                                      261,078

Other Assets and Liabilities, Net -  (4.5%)                                                                    (11,133)

Total Net Assets - 100%                                                                                        $249,945

JNL/Eagle SmallCap Equity Fund
Common Stocks - 96.7%
Agriculture - 2.4%
  Delta & Pine Land Co.                                                                             146          $4,388


Biotechnology - 3.0%
  Arena Pharmaceuticals Inc. (b)                                                                     93           1,688
  Ariad Pharmaceuticals Inc. (b)                                                                    258           1,696
  deCODE genetics Inc. (b) (l)                                                                      241           2,086
                                                                                                                  5,470
Commercial Services - 2.0%
  Clayton Holdings Inc. (b)                                                                          16             329
  Corrections Corp. (b)                                                                              73           3,293
                                                                                                                  3,622
Computers - 7.8%
  Factset Research Systems Inc. (l)                                                                 116           5,162
  McData Corp. - Class A (b) (l)                                                                    691           3,193
  Radisys Corp. (b)                                                                                 187           3,706
  Trident Microsystems Inc. (b)                                                                      74           2,164
                                                                                                                 14,225
Data Processing - 1.9%
  Global Payments Inc.                                                                               65           3,442


Distribution & Wholesale - 1.8%
  SCP Pool Corp.                                                                                     71           3,322


Diversified Financial Services - 1.4%
  Doral Financial Corp.                                                                             218           2,522


Electrical Components & Equipment - 3.0%
  Advanced Energy Industries Inc. (b)                                                               153           2,156
  General Cable Corp. (b)                                                                           110           3,343
                                                                                                                  5,499
Electronics - 6.6%
  Coherent Inc. (b)                                                                                 112           3,917
  Dolby Laboratories Inc. - Class A (b)                                                             134           2,791
  OYO Geospace Corp. (b)                                                                             66           3,874
  Photon Dynamics Inc. (b)                                                                           73           1,370
                                                                                                                 11,952
Entertainment - 3.8%
  Shuffle Master Inc. (b) (l)                                                                       132           4,720
  Vail Resorts Inc. (b)                                                                              56           2,157
                                                                                                                  6,877
Environmental Control - 7.1%
  Aleris International Inc. (b)                                                                     174           8,360
  Waste Connections Inc. (b) (l)                                                                    115           4,571
                                                                                                                 12,931
Healthcare Products - 9.3%
  American Medical Systems Holdings Inc. (b)                                                        157           3,540
  Arrow International Inc.                                                                           42           1,360
  DJ Orthopedics Inc. (b)                                                                            55           2,172
  Healthways Inc. (b)                                                                                73           3,717
  Respironics Inc. (b)                                                                               71           2,765
  SurModics Inc. (b) (l)                                                                             57           2,012
  Thoratec Corp. (b) (l)                                                                             71           1,358
                                                                                                                 16,924
Healthcare Services - 3.4%
  Centene Corp. (b)                                                                                 132           3,846
  Horizon Health Corp. (b)                                                                          121           2,388
                                                                                                                  6,234
Home Furnishings - 2.2%
  Universal Electronics Inc. (b) (l)                                                                227           4,022


Insurance - 1.9%
  Philadelphia Consolidated Holding Co. (b)                                                         104           3,542


Internet - 1.9%
  Avocent Corp. (b) (l)                                                                              34           1,092
  eCollege.com Inc. (b)                                                                              68           1,272
  Internet Capital Group Inc. (b)                                                                   121           1,138
                                                                                                                  3,502
Machinery - 2.0%
  Bucyrus International Inc. - Class A                                                               75           3,616


Manufacturing - 2.5%
  Actuant Corp. - Class A (l)                                                                        53           3,257
  Applied Films Corp. (b)                                                                            68           1,312
                                                                                                                  4,569
Media - 1.2%
  Entravision Communications Corp. (b) (l)                                                          247           2,259


Oil & Gas - 4.5%
  Patterson-UTI Energy Inc.                                                                          96           3,082
  Unit Corp. (b)                                                                                     91           5,052
                                                                                                                  8,134
Oil & Gas Services - 2.2%
  Core Laboratories NV (b)                                                                           44           2,072
  Tetra Technologies Inc. (b)                                                                        40           1,898
                                                                                                                  3,970
Pharmaceuticals - 0.9%
  Connetics Corp. (b) (l)                                                                            63           1,064
  Dendreon Corp. (b) (l)                                                                            126             592
                                                                                                                  1,656
Retail - 10.2%
  Allion Healthcare Inc. (b)                                                                         69             937
  Build-A-Bear Workshop Inc. (b) (l)                                                                 66           2,021
  Cash America International Inc.                                                                   139           4,181
  Genesco Inc. (b) (l)                                                                              125           4,867
  Guitar Center Inc. (b)                                                                             76           3,645
  Red Robin Gourmet Burgers Inc. (b) (l)                                                             64           3,011
                                                                                                                 18,662
Semiconductors - 4.3%
  ATMI Inc. (b) (l)                                                                                  74           2,221
  Integrated Device Technology Inc. (b) (l)                                                         261           3,871
  Supertex Inc. (b) (l)                                                                              48           1,814
                                                                                                                  7,906
Software - 6.2%
  Ansys Inc. (b)                                                                                     89           4,819
  Datastream Systems Inc. (b)                                                                       335           3,432
  Netsmart Technologies Inc. (b)                                                                    101           1,405
  Per-Se Technologies Inc. (b) (l)                                                                   59           1,585
                                                                                                                 11,241
Telecommunications Equipment - 2.4%
  Ixia (b)                                                                                          129           1,835
  Tekelec (b) (l)                                                                                   184           2,547
                                                                                                                  4,382
Wireless Telecommunications - 0.8%
  EMS Technologies Inc. (b)                                                                          85           1,527

  Total Common Stocks (cost $124,890)                                                                           176,396

Short Term Investments - 18.5%
Money Market Funds - 3.2%
  JNL Money Market Fund, 4.62% (a) (n)                                                            5,771           5,771


Securities Lending Collateral - 15.3%
  Mellon GSL Delaware Business Trust Collateral Fund                                             27,905          27,905

  Total Short Term Investments (cost $33,676)                                                                    33,676

Total Investments - 115.2% (cost $158,566)                                                                      210,072

Other Assets and Liabilities, Net -  (15.2%)                                                                   (27,664)

Total Net Assets - 100%                                                                                        $182,408

JNL/FMR Balanced Fund
Common Stocks - 68.3%
Advertising - 0.3%
  Lamar Advertising Co. (b) (l)                                                                       6            $337
  Omnicom Group Inc.                                                                                  1             116
                                                                                                                    453
Aerospace & Defense - 0.8%
  General Dynamics Corp.                                                                              4             256
  L-3 Communicaitons Holdings Inc.                                                                    1             103
  Lockheed Martin Corp.                                                                               2             143
  Meggitt Plc                                                                                        12              74
  Raytheon Co.                                                                                        4             174
  Rockwell Collins Inc.                                                                               2             135
  United Technologies Corp.                                                                           4             238
                                                                                                                  1,123
Agriculture - 0.4%
  Archer-Daniels-Midland Co.                                                                          2              57
  Bunge Ltd.                                                                                          2              89
  Monsanto Co.                                                                                        3             271
  UAP Holding Corp.                                                                                   5             101
                                                                                                                    518
Airlines - 0.6%
  ACE Aviation Holdings Inc. - Class A (b)                                                            4             114
  Aeroplan Income Fund                                                                                1               8
  AirTran Holdings Inc. (b) (l)                                                                      26             464
  Frontier Airlines Inc. (b)                                                                         27             206
  Tam SA (b)                                                                                          3              49
                                                                                                                    841
Alternative Energy - 0.1%
  Covanta Holding Corp. (b)                                                                           7             112
  KFX Inc. (b) (l)                                                                                    1              25
                                                                                                                    137
Auto Manufacturers - 0.0%
  General Motors Corp. (l)                                                                            2              49


Auto Parts & Equipment - 0.1%
  American Axle & Manufacturing Holdings Inc.                                                         7             126
  Directed Electronics (b)                                                                            1              12
                                                                                                                    138
Banks - 2.9%
  ABN AMRO Holding NV                                                                                 -               6
  Banco Nossa Caixa SA                                                                                4              82
  Bank of America Corp.                                                                              31           1,400
  Bank of Baroda                                                                                      2              12
  China Construction Bank (b) (e)                                                                   316             148
  Hanmi Financial Corp.                                                                               5              81
  ICICI Bank Ltd. - ADR                                                                               2              66
  NARA BANCORP INC.                                                                                   3              60
  National Australia Bank Ltd.                                                                        4             113
  Northern Trust Corp.                                                                                1              63
  Placer Sierra Bancshares                                                                            1              14
  R-G Financial Corp. - Class B                                                                       4              51
  State Street Corp.                                                                                  2             121
  SVB Financial Group (b)                                                                             3             143
  UBS AG                                                                                              -               1
  UCBH Holdings Inc.                                                                                 11             214
  Unibanco - Uniao de Bancos Brasileiros SA - ADR                                                     -               7
  UniCredito Italiano SpA                                                                            15             111
  UnionBanCal Corp.                                                                                   1              91
  W Holding Co. Inc.                                                                                 17             131
  Wachovia Corp.                                                                                     14             762
  Wells Fargo & Co.                                                                                   3             172
  Wilshire Bancorp. Inc.                                                                              6             104
  Wintrust Financial Corp.                                                                            2              93
                                                                                                                  4,046
Beverages - 0.2%
  Coca-Cola Co.                                                                                       5             201
  Coca-Cola Enterprises Inc.                                                                          3              59
  Pepsi Bottling Group Inc.                                                                           1              33
                                                                                                                    293
Biotechnology - 0.7%
  Amgen Inc. (b)                                                                                      3             218
  Biogen Idec Inc. (b)                                                                                2             113
  Charles River Laboratories International Inc. (b)                                                   4             172
  Genentech Inc. (b)                                                                                  1              93
  Global Bio-Chem Technology Group Co. Ltd.                                                         104              55
  Invitrogen Corp. (b) (l)                                                                            2             105
  Medimmune Inc. (b)                                                                                  2              88
  Serologicals Corp. (b)                                                                              4             108
  Vertex Pharmaceuticals Inc. (b)                                                                     1              43
                                                                                                                    995
Building Materials - 0.3%
  Martin Marietta Materials Inc.                                                                      1              86
  Masco Corp.                                                                                         6             195
  Rinker Group Ltd.                                                                                   1              13
  Texas Industries Inc.                                                                               3             157
                                                                                                                    451
Chemicals - 1.6%
  Air Products & Chemicals Inc.                                                                       2             148
  Airgas Inc.                                                                                         5             188
  Albemarle Corp.                                                                                     4             195
  Ashland Inc.                                                                                        6             426
  Bayer AG                                                                                            1              44
  Celanese Corp. - Class A                                                                            9             191
  Chemtura Corp.                                                                                     24             287
  Cytec Industries Inc.                                                                               3             162
  Georgia Gulf Corp.                                                                                  4              91
  Israel Chemicals Ltd.                                                                              26              92
  Mosaic Co. (b) (l)                                                                                 15             221
  Rhodia SA (b)                                                                                      57             147
  Spartech Corp.                                                                                      2              53
                                                                                                                  2,245
Coal - 0.2%
  Alpha Natural Resources Inc. (b)                                                                    2              44
  Arch Coal Inc.                                                                                      -              15
  Consol Energy Inc.                                                                                  1              59
  International Coal Group Inc. (b)                                                                   9              91
                                                                                                                    209
Commercial Services - 0.7%
  Alliance Data Systems Corp. (b)                                                                     2             103
  Banta Corp.                                                                                         1              52
  Career Education Corp. (b)                                                                          -               8
  Carriage Services Inc. (b)                                                                          5              23
  Cendant Corp.                                                                                      11             194
  Chemed Corp.                                                                                        1              47
  DiamondCluster International Inc. - Class A (b)                                                     7              79
  Kforce Inc. (b)                                                                                     5              63
  Live Nation Inc. (b)                                                                                9             176
  Service Corp. International                                                                         9              69
  United Rentals Inc. (b)                                                                             2              52
  Weight Watchers International Inc.                                                                  1              72
                                                                                                                    938
Computers - 1.5%
  Ansoft Corp. (b)                                                                                    1              33
  Ceridian Corp. (b)                                                                                  7             178
  EMC Corp. (b)                                                                                      10             142
  Hewlett-Packard Co.                                                                                10             313
  Maxtor Corp. (b) (l)                                                                               54             520
  McData Corp. - Class A (b)                                                                          9              42
  NCR Corp. (b)                                                                                       3             138
  Seagate Technology (b) (l)                                                                         19             498
  Sun Microsystems Inc. (b)                                                                          21             105
  Western Digital Corp. (b)                                                                          10             184
                                                                                                                  2,153
Cosmetics & Personal Care - 0.7%
  Alberto-Culver Co. - Class B                                                                        2              75
  Avon Products Inc.                                                                                  9             281
  Colgate-Palmolive Co.                                                                               5             280
  Proctor & Gamble Co.                                                                                5             282
                                                                                                                    918
Data Processing - 0.2%
  Fair Isaac Corp.                                                                                    1              40
  Filenet Corp. (b)                                                                                   2              59
  First Data Corp.                                                                                    5             234
                                                                                                                    333
Distribution & Wholesale - 0.8%
  Ingram Micro Inc. - Class A (b)                                                                    10             190
  LKQ Corp. (b)                                                                                       4              79
  Lotte Shopping Co. Ltd. (b) (e) (l)                                                                 4              72
  WESCO International Inc. (b)                                                                       10             707
                                                                                                                  1,048
Diversified Financial Services - 4.8%
  Affiliated Managers Group Inc. (b) (l)                                                              -              43
  Aiful Corp.                                                                                         -              10
  American Express Co.                                                                                3             176
  Ameriprise Financial Inc.                                                                           1              45
  Capital One Financial Corp.                                                                         2             145
  CapitalSource Inc.                                                                                  -               7
  Citigroup Inc.                                                                                     25           1,190
  Countrywide Financial Corp.                                                                         5             193
  Doral Financial Corp.                                                                              11             128
  E*Trade Financial Corp. (b)                                                                        16             442
  Fannie Mae                                                                                         10             488
  Freddie Mac                                                                                        10             594
  Goldman Sachs Group Inc.                                                                            1             135
  JPMorgan Chase & Co.                                                                               35           1,452
  Lazard Ltd. - Class A                                                                               3             142
  Lehman Brothers Holdings Inc.                                                                       1             145
  Merrill Lynch & Co. Inc.                                                                            9             677
  Morgan Stanley                                                                                      1              57
  Nasdaq Stock Market Inc. (b)                                                                        2              80
  ORIX Corp.                                                                                          -              84
  Piper Jaffray Cos. (b)                                                                              4             204
  SLM Corp.                                                                                           4             192
  TD Ameritrade Holding Corp. (b)                                                                     5             106
                                                                                                                  6,735
Diversified Machinery - 0.3%
  Briggs & Stratton Corp.                                                                             4             124
  Deere & Co.                                                                                         2             190
  Flowserve Corp. (b)                                                                                 -              23
  Rockwell Automation Inc.                                                                            -              14
                                                                                                                    351
E - Commerce - 0.2%
  eBay Inc. (b)                                                                                       4             148
  Emdeon Corp. (b)                                                                                   14             151
                                                                                                                    299
Electric - 1.9%
  Aes Corp. (b)                                                                                      36             607
  CMS Energy Corp. (b)                                                                               13             167
  Dominion Resources Inc.                                                                             4             283
  Duke Energy Corp. (b)                                                                               2              64
  Dynegy Inc. - Class A (b) (l)                                                                       -               1
  Edison International Inc.                                                                           1              45
  Entergy Corp.                                                                                       2             110
  Exelon Corp.                                                                                        7             343
  NRG Energy Inc. (b) (l)                                                                             3             118
  PG&E Corp. (l)                                                                                      4             156
  PPL Corp.                                                                                           3              88
  Public Service Enterprise Group Inc.                                                                2             102
  TXU Corp.                                                                                          13             600
                                                                                                                  2,684
Electrical Components & Equipment - 0.2%
  Eagle Test Systems Inc. (b)                                                                         -               3
  GrafTech International Ltd. (b)                                                                     8              49
  ITC Holdings Corp.                                                                                  1              24
  Littelfuse Inc. (b)                                                                                 2              51
  Molex Inc.                                                                                          3             102
                                                                                                                    229
Electronics - 2.5%
  Agilent Technologies Inc. (b)                                                                       7             248
  Amphenol Corp. - Class A                                                                            8             417
  Arrow Electronics Inc. (b)                                                                          3             100
  Avnet Inc. (b)                                                                                      5             135
  Benchmark Electronics Inc. (b)                                                                      3             123
  Celestica Inc. (b)                                                                                 18             208
  Coherent Inc. (b)                                                                                   1              25
  Cymer Inc. (b)                                                                                      4             191
  Fisher Scientific International Inc. (b)                                                            2             138
  Flextronics International Ltd. (b)                                                                 44             459
  HON HAI Precision Industry Co. Ltd. - ADR                                                           9             117
  Ibiden Co. Ltd.                                                                                     1              51
  Kemet Corp. (b)                                                                                     2              23
  Metrologic Instruments Inc. (b)                                                                     -               7
  Solectron Corp. (b)                                                                                81             325
  Symbol Technologies Inc.                                                                           22             232
  Tektronix Inc.                                                                                      3             114
  Thermo Electron Corp. (b)                                                                           4             134
  Varian Inc. (b)                                                                                     3             128
  Vishay Intertechnology Inc. (b)                                                                     7              98
  Waters Corp. (b)                                                                                    6             250
                                                                                                                  3,523
Engineering & Construction - 1.8%
  Chicago Bridge & Iron Co. NV - ADR                                                                  7             175
  Dycom Industries Inc. (b)                                                                          12             259
  Fluor Corp. (l)                                                                                     9             772
  Grupo Aeroportuario del Pacifico SA de CV (b)                                                       5             144
  Hyundai Engineering & Construction Co. Ltd. (b)                                                     2             106
  Infrasource Services Inc. (b)                                                                       5              83
  Larsen & Toubro Ltd.                                                                                3             158
  McDermott International Inc. (b)                                                                    1              71
  Perini Corp. (b)                                                                                    7             210
  Punj Lloyd Ltd. (b)                                                                                 1              26
  Shaw Group Inc. (b)                                                                                 9             271
  URS Corp. (b)                                                                                       5             197
  Washington Group International Inc.                                                                 -              23
                                                                                                                  2,495
Entertainment - 0.2%
  Macrovision Corp. (b)                                                                               6             125
  OPAP SA                                                                                             2              92
  Pinnacle Entertainment Inc. (b)                                                                     2              45
                                                                                                                    262
Environmental Control - 0.0%
  Waste Management Inc.                                                                               1              32


Food - 0.9%
  Cadbury Schweppes Plc                                                                               -               4
  Corn Products International Inc.                                                                    7             201
  General Mills Inc.                                                                                  3             137
  Groupe Danone                                                                                       1              74
  Kellogg Co.                                                                                         2              88
  Kroger Co. (b)                                                                                      5             108
  McCormick & Co. Inc.                                                                                2              58
  Nestle SA                                                                                           -              91
  Safeway Inc. (l)                                                                                    8             191
  Sysco Corp.                                                                                         3              93
  TreeHouse Foods Inc. (b)                                                                            3              83
  WM Wrigley Jr Co.                                                                                   1              90
                                                                                                                  1,218
Forest Products & Paper - 0.2%
  Smurfit-Stone Container Corp. (b) (l)                                                               9             115
  Votorantim Celulose e Papel SA - ADR                                                                4              66
  Weyerhaeuser Co.                                                                                    2             145
                                                                                                                    326
Gas - 0.1%
  Praxair Inc.                                                                                        3             143


Hand & Machine Tools - 0.0%
  Stanley Works                                                                                       -               5


Healthcare Products - 2.1%
  Advanced Medical Optics Inc. (b)                                                                    1              47
  Alcon Inc.                                                                                          -              21
  Aspect Medical Systems Inc. (b)                                                                     4             110
  Baxter International Inc.                                                                          10             392
  Becton Dickinson & Co.                                                                              3             160
  Boston Scientific Corp. (b) (l)                                                                     6             141
  Conmed Corp. (b)                                                                                    2              33
  Cooper Cos. Inc.                                                                                    5             254
  CR Bard Inc.                                                                                        3             224
  Cytyc Corp. (b)                                                                                     2              54
  Dade Behring Holdings Inc.                                                                          7             247
  Edwards Lifesciences Corp. (b)                                                                      -              13
  Guidant Corp.                                                                                       1              86
  Hanger Orthopedic Group Inc. (b)                                                                    6              39
  Inamed Corp. (b) (p)                                                                                1              97
  Inverness Medical Innovations Inc. (b)                                                              2              55
  Johnson & Johnson                                                                                  14             829
  Medtronic Inc.                                                                                      1              51
  SeraCare Life Sciences Inc. (b)                                                                     2               9
  St Jude Medical Inc. (b)                                                                            1              33
                                                                                                                  2,895
Healthcare Services - 1.6%
  Aetna Inc.                                                                                          3             138
  Amedisys Inc. (b)                                                                                   1              31
  American Retirement Corp. (b)                                                                       4              95
  Health Net Inc. (b)                                                                                 5             249
  Humana Inc. (b)                                                                                     3             163
  LifePoint Hospitals Inc. (b)                                                                        1              22
  Quest Diagnostics Inc.                                                                              1              51
  Sierra Health Services Inc. (b)                                                                     2              65
  Sunrise Senior Living Inc. (b)                                                                      5             191
  UnitedHealth Group Inc.                                                                            18           1,025
  WellPoint Inc. (b)                                                                                  3             240
                                                                                                                  2,270
Home Builders - 0.3%
  Coachmen Industries Inc.                                                                            2              24
  DR Horton Inc.                                                                                      4             147
  KB Home                                                                                             3             221
  Standard-Pacific Corp.                                                                              3              87
                                                                                                                    479
Home Furnishings - 0.0%
  Sony Corp. - ADR                                                                                    1              64


Household Products - 0.0%
  Playtex Products Inc. (b)                                                                           3              32


Insurance - 3.8%
  ACE Ltd.                                                                                            9             447
  Aflac Inc.                                                                                          5             203
  AMBAC Financial Group Inc.                                                                          2             151
  American International Group Inc.                                                                  23           1,540
  Aspen Insurance Holdings Ltd.                                                                       6             136
  Axis Capital Holdings Ltd.                                                                          1              36
  Cigna Corp.                                                                                         -              26
  Endurance Specialty Holdings Ltd.                                                                   4             124
  Fidelity National Financial Inc.                                                                    3              92
  Genworth Financial Inc. - Class A                                                                   2              64
  Hartford Financial Services Group Inc.                                                              4             338
  IPC Holdings Ltd.                                                                                   2              48
  Lincoln National Corp.                                                                              -               5
  MBIA Inc.                                                                                           3             186
  MetLife Inc. (b)                                                                                    5             131
  MGIC Investment Corp. (l)                                                                           1              60
  Montpelier Re Holdings Ltd. (l)                                                                     4              70
  Navigators Group Inc. (b)                                                                           1              30
  PartnerRe Ltd.                                                                                      3             180
  Platinum Underwriters Holdings Ltd.                                                                 3              96
  PXRE Group Ltd.                                                                                     8              27
  Radian Group Inc.                                                                                   2              90
  Scottish Re Group Ltd.                                                                             15             360
  Specialty Underwriters' Alliance Inc. (b)                                                           5              31
  St Paul Travelers Cos. Inc.                                                                         6             234
  T&D Holdings Inc.                                                                                   1              94
  Universal American Financial Corp. (b)                                                              4              63
  USI Holdings Corp. (b)                                                                              6             102
  Willis Group Holdings Ltd.                                                                          2              72
  XL Capital Ltd. - Class A                                                                           3             180
                                                                                                                  5,216
Internet - 0.9%
  Blue Coat Systems Inc. (b)                                                                          -               4
  Covad Communications Group Inc. (b) (l)                                                           108             208
  Google Inc. - Class A (b)                                                                           1             410
  McAfee Inc. (b)                                                                                     5             122
  Netbank Inc.                                                                                       14             103
  Symantec Corp. (b)                                                                                  7             115
  Verisign Inc. (b)                                                                                   -              10
  Yahoo! Inc. (b)                                                                                     7             226
                                                                                                                  1,198
Investment Companies - 0.1%
  American Capital Strategies Ltd.                                                                    4             144


Iron & Steel - 0.4%
  Allegheny Technologies Inc.                                                                         4             220
  Chaparral Steel Co. (b)                                                                             1              58
  IPSCO Inc.                                                                                          -              41
  Oregon Steel Mills Inc. (b) (l)                                                                     3             174
  Usinas Siderurgicas de Minas Gerais SA - Class A                                                    3             100
                                                                                                                    593
Leisure Time - 0.3%
  Brunswick Corp.                                                                                     1              47
  Carnival Corp.                                                                                      2             109
  Royal Caribbean Cruises Ltd. (l)                                                                    4             147
  WMS Industries Inc. (b) (l)                                                                         4             111
                                                                                                                    414
Lodging - 0.5%
  Boyd Gaming Corp.                                                                                   2             115
  Gaylord Entertainment Co. (b)                                                                       3             113
  Kerzner International Ltd. (b)                                                                      3             233
  Starwood Hotels & Resorts Worldwide Inc. (b)                                                        2             122
  Station Casinos Inc.                                                                                1              95
                                                                                                                    678
Machinery - 0.1%
  Atlas Copco AB - Class B                                                                            6             152
  Intermec Inc. (b)                                                                                   1              21
                                                                                                                    173
Manufacturing - 2.9%
  3M Corp.                                                                                            3             204
  Brink's Co.                                                                                         4             183
  Cooper Industries Ltd. - Class A                                                                    1              61
  Danaher Corp. (l)                                                                                   2             121
  Eastman Kodak Co.                                                                                   1              14
  General Electric Corp.                                                                             53           1,854
  Hexcel Corp. (b)                                                                                    7             163
  Honeywell Inernational Inc.                                                                         9             378
  Ingersoll-Rand Co. Ltd. - Class A                                                                   2              84
  IPSCO Inc.                                                                                          -              31
  Leggett & Platt Inc.                                                                                5             112
  Mettler Toledo International Inc. (b)                                                               2             103
  Smiths Group Plc                                                                                    7             119
  SPX Corp.                                                                                           3             171
  Tyco International Ltd.                                                                            19             497
                                                                                                                  4,095
Media - 1.3%
  Antena 3 de Television SA                                                                           3              88
  Citadel Broadcasting Corp.                                                                          4              48
  Clear Channel Communications Inc.                                                                   4             116
  EchoStar Communications Corp. (b)                                                                   6             176
  Gannett Co. Inc.                                                                                    -              18
  Lagardere SCA                                                                                       1              78
  Liberty Global Inc. (b)                                                                             4              80
  Liberty Global Inc. - Class A (b)                                                                   4              83
  Liberty Media Corp. - Class A (b)                                                                  11              94
  McGraw-Hill Cos. Inc.                                                                               2             104
  News Corp. Inc.                                                                                    16             273
  Radio One Inc. (b)                                                                                  4              31
  Salem Communications Corp. - Class A (b)                                                            2              26
  TVN SA (b)                                                                                          3              87
  Walt Disney Co.                                                                                    16             441
                                                                                                                  1,743
Metal Fabrication & Hardware - 0.3%
  Boliden AB (b)                                                                                      5              69
  Precision Castparts Corp.                                                                           4             238
  Timken Co.                                                                                          2              58
                                                                                                                    365
Mining - 1.7%
  Agnico-Eagle Mines Ltd.                                                                             4             122
  Alcoa Inc.                                                                                         16             483
  Compass Minerals International Inc.                                                                 6             145
  Falconbridge Ltd.                                                                                   7             231
  Goldcorp Inc.                                                                                       9             263
  Massey Energy Co.                                                                                   3              90
  Meridian Gold Inc. (b)                                                                             12             352
  Newmont Mining Corp.                                                                                1              26
  RTI International Metals Inc. (b)                                                                   2              99
  Stillwater Mining Co. (b)                                                                           9             150
  SXR Uranium One Inc. (b)                                                                            2              13
  Teck Cominco Ltd.                                                                                   3             180
  Titanium Metals Corp. (b)                                                                           4             194
                                                                                                                  2,348
Office & Business Equipment - 0.2%
  Xerox Corp. (b)                                                                                    16             249


Office Furnishings - 0.1%
  Interface Inc. (b)                                                                                 12             171
  Steelcase Inc.                                                                                      1              13
                                                                                                                    184
Oil & Gas - 3.9%
  Cabot Oil & Gas Corp. - Class A                                                                     2              91
  Canadian Natural Resources Ltd.                                                                     2             106
  Chesapeake Enegy Corp. (l)                                                                          7             223
  EnCana Corp.                                                                                        3             126
  Energy Partners Ltd. (b)                                                                            9             217
  EOG Resources Inc.                                                                                  -              29
  EXCO Resources Inc. (b)                                                                             5              58
  GlobalSantaFe Corp.                                                                                 3             170
  Goodrich Petroleum Corp. (b)                                                                        2              41
  Holly Corp.                                                                                         3             232
  Houston Exploration Co. (b)                                                                         2              79
  KCS Energy Inc. (b)                                                                                 1              18
  Mariner Energy Inc. (b)                                                                             5             111
  McMoRan Exploration Co. (b)                                                                         4              66
  Noble Corp.                                                                                         2             170
  Penn Virginia Corp.                                                                                 2             149
  Petroleum Development Corp. (b)                                                                     2              68
  Plains Exploration & Production Co. (b)                                                             3             108
  Pride International Inc. (b)                                                                       44           1,375
  Quicksilver Resources Inc. (b) (l)                                                                  5             205
  Range Resources Corp.                                                                               7             193
  Southwestern Energy Co. (b)                                                                         3             109
  Tesoro Corp.                                                                                        -              27
  Ultra Petroleum Corp. (b)                                                                           2             131
  Valero Energy Corp.                                                                                22           1,291
                                                                                                                  5,393
Oil & Gas Services - 4.3%
  Baker Hughes Inc.                                                                                   3             219
  Basic Energy Services Inc. (b)                                                                      -               9
  BJ Services Co.                                                                                     9             318
  Grant Prideco Inc. (b)                                                                              3             116
  Halliburton Co.                                                                                    22           1,636
  National Oilwell Varco Inc. (b)                                                                    40           2,567
  Smith International Inc.                                                                            8             296
  Superior Energy Services (b)                                                                        1              19
  Superior Well Services Inc. (b)                                                                     -               6
  Weatherford International Ltd. (b)                                                                 17             759
                                                                                                                  5,945
Packaging & Containers - 0.4%
  Owens-Illinois Inc. (b)                                                                            18             304
  Pactiv Corp. (b)                                                                                   12             296
                                                                                                                    600
Pharmaceuticals - 2.3%
  Allergan Inc.                                                                                       -              11
  Atherogenics Inc. (b) (l)                                                                           7             116
  Barr Laboratories Inc. (b)                                                                          2             153
  Cardinal Health Inc.                                                                                2             171
  Caremark Rx Inc. (b)                                                                                2             100
  Cephalon Inc. (b) (l)                                                                               4             265
  Dusa Pharmaceuticals Inc. (b)                                                                       3              23
  Endo Pharmaceuticals Holdings Inc. (b)                                                              1              46
  MannKind Corp. (b)                                                                                  1              22
  Medarex Inc. (b)                                                                                    6              83
  Medco Health Solutions Inc. (b)                                                                     3             160
  MGI Pharma Inc. (b)                                                                                 6             103
  New River Pharmaceuticals Inc. (b)                                                                  2              60
  Novartis AG - ADR                                                                                   7             360
  Omnicare Inc.                                                                                       2             104
  OSI Pharmaceuticals Inc. (b)                                                                        4             125
  Pfizer Inc.                                                                                        16             395
  Schering-Plough Corp.                                                                               5              93
  Teva Pharmaceutical Industries Ltd. - ADR                                                           7             272
  Wyeth                                                                                              10             485
                                                                                                                  3,147
Pipelines - 0.1%
  El Paso Corp. (l)                                                                                   6              72


Real Estate - 0.1%
  Cyrela Brazil Realty SA                                                                             4              71
  Mitsui Fudosan Co. Ltd.                                                                             5             115
                                                                                                                    185
Real Estate Investment Trusts - 0.9%
  CBL & Associates Properties Inc.                                                                    1              47
  Developers Diversified Realty Corp.                                                                 1              60
  Digital Realty Trust Inc.                                                                           1              39
  Duke Realty Corp.                                                                                   1              49
  Education Realty Trust Inc.                                                                         2              23
  Equity Lifestyle Properties Inc.                                                                    1              65
  Equity Office Properties Trust                                                                      3             101
  Equity Residential                                                                                  1              61
  General Growth Properties Inc.                                                                      2             103
  Highwoods Properties Inc.                                                                           1              27
  Nationwide Health Properties Inc.                                                                   1              30
  Penn Real Estate Investment Trust                                                                   2              70
  Ramco-Gershenson Properties                                                                         1              27
  Reckson Associate Realty Corp.                                                                      1              55
  Trizec Properties Inc.                                                                              4              96
  United Dominion Realty Trust Inc.                                                                  10             277
  Vornado Realty Trust                                                                                1              96
                                                                                                                  1,226
Retail - 2.7%
  Aeropostale Inc. (b)                                                                                5             136
  Applebee's International Inc.                                                                       3              66
  Best Buy Co. Inc.                                                                                   2             126
  Big 5 Sporting Goods Corp.                                                                          3              57
  Circuit City Stores Inc.                                                                            1              34
  CVS Corp.                                                                                           8             227
  Daiki Co. Ltd.                                                                                      3              31
  Dollar Tree Stores Inc. (b)                                                                         5             133
  Eddie Bauer Holdings Inc. (b)                                                                       5              70
  Family Dollar Stores Inc.                                                                           5             120
  Federated Department Stores Inc.                                                                    3             190
  Foot Locker Inc.                                                                                    4             100
  Fred's Inc.                                                                                         8             101
  GameStop Corp. (b)                                                                                  1              35
  Homac Corp.                                                                                         3              49
  Home Depot Inc.                                                                                     5             220
  Insight Enterprises Inc. (b)                                                                        1              20
  JC Penney Co. Inc.                                                                                  2             138
  Kahma Co. Ltd.                                                                                      1              23
  Marinemax Inc. (b)                                                                                  2              77
  McDonald's Corp.                                                                                   12             426
  OfficeMax Inc.                                                                                      2              54
  Outback Steakhouse Inc. (l)                                                                         3             141
  Pacific Sunwear of California (b)                                                                   6             126
  Pier 1 Imports Inc.                                                                                 5              59
  RadioShack Corp. (l)                                                                                1              17
  Ross Stores Inc.                                                                                    2              61
  Staples Inc.                                                                                        5             128
  Target Corp.                                                                                        2              78
  TJX Cos. Inc.                                                                                       4              97
  Wal-Mart de Mexico SA de CV                                                                         9              25
  Wal-Mart Stores Inc.                                                                               12             548
                                                                                                                  3,713
Savings & Loans - 0.4%
  Bankunited Financial Corp. - Class A                                                                1              27
  Fidelity Bankshares Inc.                                                                            -               5
  First Niagara Financial Group Inc.                                                                  1              21
  Golden West Financial Corp.                                                                         1              68
  Hudson City Bancorp. Inc.                                                                           7              90
  KNBT Bancorp Inc.                                                                                   2              25
  NewAlliance Bancshares Inc.                                                                         5              74
  Sovereign Bancorp Inc.                                                                             10             228
                                                                                                                    538
Semiconductors - 3.7%
  Agere Systems Inc. (b)                                                                             25             378
  AMIS Holdings Inc. (b)                                                                             10              90
  Amkor Technology Inc. (b) (l)                                                                      12             103
  Analog Devices Inc.                                                                                 2              65
  Applied Micro Circuits Corp. (b)                                                                    8              33
  Asat Holdings Ltd. - ADR (b)                                                                        9               9
  ASM International NV (b) (l)                                                                        4              76
  Asml Holding Nv - ADR (b)                                                                          10             206
  ATI Technologies Inc. (b)                                                                           9             153
  ATMI Inc. (b) (l)                                                                                  13             393
  Axcelis Technologies Inc. (b)                                                                      28             162
  Credence Systems Corp. (b)                                                                         11              84
  Cypress Semiconductor Corp. (b) (l)                                                                10             170
  DSP Group Inc. (b)                                                                                  4             104
  Emulex Corp. (b)                                                                                    2              27
  Entegris Inc. (b)                                                                                   2              26
  Exar Corp. (b)                                                                                      6              90
  Fairchild Semiconductor International Inc. (b)                                                     15             288
  Formfactor Inc. (b)                                                                                 1              28
  Freescale Semiconductor Inc. (b)                                                                   43           1,186
  Integrated Device Technology Inc. (b)                                                               3              40
  Linear Technology Corp.                                                                             1              49
  LTX Corp. (b)                                                                                      25             137
  Microchip Technology Inc.                                                                           2              80
  National Semiconductor Corp.                                                                       14             381
  PMC - Sierra Inc. (b) (l)                                                                           8              96
  Rudolph Technologies Inc. (b)                                                                       7             128
  Samsung Electronics Co. Ltd.                                                                        -             311
  Silicon Laboratories Inc. (b)                                                                       2             104
  Teradyne Inc. (b)                                                                                   8             116
                                                                                                                  5,113
Software - 1.2%
  Activision Inc. (b)                                                                                 5              66
  BEA Systems Inc. (b)                                                                               17             226
  Cognos Inc. (b)                                                                                     5             175
  Cognos Inc. (b)                                                                                     -              16
  Hyperion Solutions Corp. (b)                                                                        4             132
  IMS Health Inc. (l)                                                                                 3              77
  JDA Software Group Inc. (b)                                                                         4              61
  Microsoft Corp.                                                                                    27             737
  Oracle Corp. (b)                                                                                    2              31
  Take-Two Interactive Software Inc. (b) (l)                                                          9             167
  Wind River Systems Inc. (b)                                                                         4              45
                                                                                                                  1,733
Telecommunications - 2.5%
  Alaska Communications Systems Group Inc.                                                            9             111
  Amdocs Ltd. (b)                                                                                     2              79
  AT&T Inc.                                                                                          40           1,077
  BellSouth Corp.                                                                                     4             125
  Bharti Tele Ventures Ltd. (b)                                                                       3              25
  Mastec Inc. (b)                                                                                    14             193
  NTL Inc. (b)                                                                                       14             402
  Sprint Nextel Corp.                                                                                15             394
  Verizon Communications Inc.                                                                        31           1,039
                                                                                                                  3,445
Telecommunications Equipment - 0.5%
  Andrew Corp. (b)                                                                                    6              71
  Essex Corp. (b)                                                                                     1              20
  Harris Corp.                                                                                        3             147
  Juniper Networks Inc. (b)                                                                           3              65
  Lucent Technologies Inc. (b) (l)                                                                   43             130
  Nortel Networks Corp. (b)                                                                          42             128
  Sycamore Networks Inc. (b)                                                                         35             166
                                                                                                                    727
Textiles - 0.1%
  Cintas Corp.                                                                                        2              72


Tobacco - 1.0%
  Altria Group Inc.                                                                                  20           1,410


Toys & Hobbies - 0.1%
  Nintendo Co. Ltd.                                                                                   1             150


Transportation - 1.3%
  Alexander & Baldwin Inc.                                                                            3             139
  Burlington Northern Santa Fe Corp.                                                                  4             308
  Canadian National Railway Co.                                                                       1              54
  Double Hull Tankers Inc.                                                                            1              19
  EGL Inc. (b)                                                                                        4             176
  FedEx Corp.                                                                                         1             113
  Forward Air Corp.                                                                                   -              11
  Kinki Nippon Tourist Co.                                                                            3              14
  Laidlaw International Inc.                                                                         11             302
  Maritrans Inc. (l)                                                                                  2              46
  Norfolk Southern Corp.                                                                              7             362
  OMI Corp.                                                                                           4              65
  Overseas Shipholding Group                                                                          1              29
  UTI Worldwide Inc.                                                                                  4             116
                                                                                                                  1,754
Water - 0.0%
  Pico Holdings Inc. (b)                                                                              1              16


Wireless Telecommunications - 1.0%
  American Tower Corp. (b)                                                                           17             516
  Crown Castle International Corp. (b)                                                                6             181
  Motorola Inc.                                                                                       9             211
  Nextel Partners Inc. (b)                                                                            3              74
  NII Holdings Inc. - Class B (b)                                                                     4             224
  Qualcomm Inc.                                                                                       3             142
                                                                                                                  1,348

  Total Common Stocks (cost $79,296)                                                                             94,918

Preferred Stocks - 0.2%
Alternative Energy - 0.0%
  NRG Energy Inc. Convertible Preferred, 5.75%, 03/16/09                                              -              24


Diversified Financial Services - 0.1%
  Lazard Ltd. Convertible Preferred, 6.63%, 05/15/08                                                  2              67


Electric - 0.0%
  Entergy Corp. Convertible Preferred, 7.63%, 02/17/09                                                1              60


Insurance - 0.1%
  Platinum Underwriters Holdings Ltd. Convertible Preferred, 6.00%, 02/15/09                          1              18
  XL Capital Ltd. Convertible Preferred, 6.50%, 05/15/07                                              3              75
                                                                                                                     93

  Total Preferred Stocks (cost $224)                                                                                244

Corporate Bonds - 0.1%
Oil & Gas - 0.1%
  McMoRan Exploration Co., 6.00%, 07/02/08 (j)                                                     $100             135
  McMoRan Exploration Co., 5.25%, 10/06/11 (e) (j)                                                   20              23
                                                                                                                    158
Telecommunications - 0.0%
  Level 3 Communications Inc., 5.25%, 12/15/11 (e) (j)                                               20              28

  Total Corporate Bonds (cost $176)                                                                                 186

Government Securities - 28.6%
U.S. Treasury Securities - 28.6%
  United States Treasury Bond, 6.13%, 08/15/29 (l)                                                4,200           4,815
  United States Treasury Note, 3.63%, 04/30/07 (l)                                                  293             289
  United States Treasury Note, 3.88%, 07/31/07 (l)                                                1,901           1,877
  United States Treasury Note, 3.75%, 05/15/08 (l)                                               13,005          12,726
  United States Treasury Note, 3.38%, 09/15/09 (l)                                                7,824           7,467
  United States Treasury Note, 4.25%, 11/15/13 (l)                                                7,885           7,573
  United States Treasury Note, 4.25%, 11/15/14 (l)                                                5,300           5,066

  Total Government Securities (cost $40,359)                                                                     39,813

Short Term Investments - 33.2%
Money Market Funds - 2.4%
  JNL Money Market Fund, 4.62% (a) (n)                                                            3,359           3,359


Securities Lending Collateral - 30.8%
  Mellon GSL Delaware Business Trust Collateral Fund                                             42,771          42,771

  Total Short Term Investments (cost $46,130)                                                                    46,130

Total Investments - 130.4% (cost $166,185)                                                                      181,291

Other Assets and Liabilities, Net -  (30.4%)                                                                   (42,232)

Total Net Assets - 100%                                                                                        $139,059

JNL/FMR Capital Growth Fund
Common Stocks - 97.6%
Advertising - 0.0%
  Interpublic Group of Cos. Inc. (b)                                                                  2             $20


Aerospace & Defense - 2.0%
  Argon ST Inc. (b)                                                                                  44           1,478
  DRS Technologies Inc.                                                                               1              79
  Empresa Brasileira de Aeronautica SA - ADR (l)                                                     90           3,316
                                                                                                                  4,873
Airlines - 1.9%
  AirAsia BHD (b)                                                                                   200              95
  UAL Corp. (b)                                                                                      67           2,682
  US Airways Group Inc. (b) (l)                                                                      41           1,652
                                                                                                                  4,429
Apparel - 1.4%
  Phillips-Van Heusen                                                                                88           3,351


Beverages - 1.1%
  Molson Coors Brewing Co.                                                                           38           2,635


Building Materials - 1.2%
  Texas Industries Inc.                                                                              48           2,932


Chemicals - 3.3%
  Ashland Inc.                                                                                       41           2,886
  Mosaic Co. (b) (l)                                                                                 23             323
  Potash Corp.                                                                                       50           4,456
                                                                                                                  7,665
Commercial Services - 4.0%
  Aramark Corp.                                                                                       2              68
  Chemed Corp.                                                                                        1              71
  DeVry Inc. (b) (l)                                                                                180           4,093
  Global Cash Access Inc. (b)                                                                       100           1,743
  Service Corp. International                                                                       127             990
  Universal Technical Institute Inc. (b)                                                             43           1,301
  Weight Watchers International Inc.                                                                 22           1,115
                                                                                                                  9,381
Computers - 2.3%
  NCR Corp. (b)                                                                                      65           2,716
  Network Appliance Inc. (b)                                                                         71           2,571
  Reynolds & Reynolds Co. - Class A                                                                   -               6
                                                                                                                  5,293
Cosmetics & Personal Care - 0.3%
  Avon Products Inc.                                                                                 21             664


Data Processing - 2.0%
  First Data Corp.                                                                                   86           4,003
  MoneyGram International Inc.                                                                       21             656
                                                                                                                  4,659
Diversified Financial Services - 2.4%
  Chicago Mercantile Exchange Holdings Inc.                                                           -              45
  Greenhill & Co. Inc. (l)                                                                           20           1,329
  IntercontinentalExchange Inc. (b) (l)                                                              25           1,706
  Jefferies Group Inc.                                                                                4             205
  Lazard Ltd. - Class A                                                                              52           2,287
                                                                                                                  5,572
Diversified Machinery - 2.1%
  Flowserve Corp. (b)                                                                                84           4,912


E - Commerce - 0.8%
  Arbinet-thexchange Inc. (b)                                                                        42             305
  Monster Worldwide Inc. (b)                                                                         29           1,462
                                                                                                                  1,767
Electric - 0.6%
  NRG Energy Inc. (b) (l)                                                                            27           1,225
  Ormat Technologies Inc.                                                                             2              88
                                                                                                                  1,313
Electronics - 0.9%
  Symbol Technologies Inc.                                                                          203           2,151


Engineering & Construction - 1.3%
  Fluor Corp. (l)                                                                                    37           3,157


Entertainment - 0.3%
  International Game Technology                                                                      17             581
  Shuffle Master Inc. (b) (l)                                                                         2              86
                                                                                                                    667
Environmental Control - 1.1%
  Allied Waste Industries Inc. (b) (l)                                                              211           2,579


Food - 1.5%
  Safeway Inc.                                                                                      144           3,622


Healthcare Products - 2.5%
  Advanced Medical Optics Inc. (b) (l)                                                                8             378
  American Medical Systems Holdings Inc. (b)                                                          1              25
  Boston Scientific Corp. (b)                                                                         5             115
  Cytyc Corp. (b)                                                                                   145           4,100
  Patterson Cos. Inc. (b) (l)                                                                        36           1,260
                                                                                                                  5,878
Home Furnishings - 7.8%
  Harman International Industries Inc.                                                              165          18,342


Insurance - 0.0%
  Willis Group Holdings Ltd.                                                                          1              24


Internet - 1.1%
  Equinix Inc. (b)                                                                                    3             167
  Openwave Systems Inc. (b) (l)                                                                     110           2,375
                                                                                                                  2,542
Lodging - 2.8%
  Las Vegas Sands Corp. (b) (l)                                                                      58           3,292
  Wynn Resorts Ltd. (b) (l)                                                                          43           3,294
                                                                                                                  6,586
Manufacturing - 1.9%
  Eastman Kodak Co. (l)                                                                             148           4,218
  Thomson                                                                                            14             268
                                                                                                                  4,486
Media - 4.0%
  EchoStar Communications Corp. (b) (l)                                                             157           4,677
  Walt Disney Co.                                                                                   168           4,686
                                                                                                                  9,363
Metal Fabrication & Hardware - 1.6%
  Novelis Inc. (l)                                                                                   72           1,473
  Novelis Inc.                                                                                      107           2,203
                                                                                                                  3,676
Office Furnishings - 1.2%
  Interface Inc. (b)                                                                                 22             298
  Knoll Inc.                                                                                        118           2,522
                                                                                                                  2,820
Oil & Gas - 2.4%
  EXCO Resources Inc. (b)                                                                            80             997
  GlobalSantaFe Corp.                                                                                 1              30
  Goodrich Petroleum Corp. (b) (l)                                                                   18             494
  Newfield Exploration Co. (b) (l)                                                                   30           1,240
  Noble Energy Inc.                                                                                   -              18
  Range Resources Corp.                                                                               2              41
  Tesoro Corp.                                                                                       40           2,713
  Ultra Petroleum Corp. (b)                                                                           -              25
  XTO Energy Inc.                                                                                     1              26
                                                                                                                  5,584
Oil & Gas Services - 2.5%
  FMC Technologies Inc. (b)                                                                          12             604
  Hanover Compressor Co. (b) (l)                                                                     15             285
  National Oilwell Varco Inc. (b)                                                                    34           2,188
  SEACOR Holdings Inc. (b) (l)                                                                       36           2,812
                                                                                                                  5,889
Packaging & Containers - 1.9%
  Pactiv Corp. (b) (l)                                                                              179           4,390


Pharmaceuticals - 2.7%
  Allergan Inc.                                                                                      20           2,181
  Neurocrine Biosciences Inc. (b)                                                                    65           4,205
                                                                                                                  6,386
Real Estate - 0.2%
  Sinochem Hong Kong Holding Ltd. (b)                                                             1,528             473
  St Joe Co.                                                                                          -              13
                                                                                                                    486
Retail - 9.0%
  Aeropostale Inc. (b)                                                                               69           2,075
  Best Buy Co. Inc.                                                                                  72           3,999
  Federated Department Stores Inc.                                                                   45           3,314
  GameStop Corp. (b) (l)                                                                             66           3,117
  Tiffany & Co.                                                                                     136           5,098
  TJX Cos. Inc.                                                                                     142           3,522
                                                                                                                 21,125
Semiconductors - 0.9%
  Agere Systems Inc. (b)                                                                              2              33
  Altera Corp. (b)                                                                                    1              23
  Applied Micro Circuits Corp. (b)                                                                    2               9
  Intersil Corp.                                                                                     68           1,964
  PMC - Sierra Inc. (b)                                                                               2              27
  Xilinx Inc.                                                                                         1              28
                                                                                                                  2,084
Software - 0.1%
  Adobe Systems Inc. (b)                                                                              7             230


Telecommunications - 9.9%
  AT&T Inc.                                                                                         119           3,226
  Indosat Tbk PT - ADR (l)                                                                           25             694
  Philippine Long Distance Telephone Co. - ADR                                                       89           3,332
  Sprint Nextel Corp.                                                                               620          16,023
                                                                                                                 23,275
Telecommunications Equipment - 8.2%
  Alcatel SA - ADR (b)                                                                              225           3,459
  Andrew Corp. (b) (l)                                                                               28             346
  Bookham Inc. (b) (l)                                                                               31             295
  Harris Corp.                                                                                       65           3,077
  JDS Uniphase Corp. (b)                                                                            422           1,761
  Juniper Networks Inc. (b)                                                                         120           2,298
  Lucent Technologies Inc. (b) (l)                                                                  847           2,583
  Nice Systems Ltd. - ADR (b)                                                                        22           1,142
  Nortel Networks Corp. (b)                                                                         578           1,762
  Sycamore Networks Inc. (b)                                                                          2              10
  Tekelec (b)                                                                                        69             956
  Tellabs Inc. (b)                                                                                   96           1,526
                                                                                                                 19,215
Transportation - 1.9%
  CNF Inc.                                                                                            5             235
  Horizon Lines Inc. - Class A (l)                                                                   51             665
  Norfolk Southern Corp.                                                                             65           3,520
                                                                                                                  4,420
Venture Capital - 0.4%
  Orascom Telecom Holding SAE - GDR (l)                                                              18             998


Wireless Telecommunications - 4.1%
  American Tower Corp. (b)                                                                          116           3,511
  Crown Castle International Corp. (b)                                                               15             431
  NII Holdings Inc. - Class B (b)                                                                    11             672
  Nokia Oyj - Class A - ADR                                                                         241           4,983
                                                                                                                  9,597

  Total Common Stocks (cost $198,616)                                                                           229,038

Short Term Investments - 21.0%
Money Market Funds - 3.3%
  JNL Money Market Fund, 4.62% (a) (n)                                                            7,695           7,695


Securities Lending Collateral - 17.7%
  Mellon GSL Delaware Business Trust Collateral Fund                                             41,556          41,556

  Total Short Term Investments (cost $49,251)                                                                    49,251

Total Investments - 118.6% (cost $247,867)                                                                      278,289

Other Assets and Liabilities, Net -  (18.6%)                                                                   (43,665)

Total Net Assets - 100%                                                                                        $234,624

JNL/Franklin Templeton Small Cap Value Fund
Common Stocks - 80.0%
Airlines - 1.0%
  SkyWest Inc.                                                                                       32            $922


Apparel - 2.5%
  Gymboree Corp. (b)                                                                                 36             937
  Russell Corp.                                                                                      23             316
  Timberland Co. - Class A (b)                                                                       29             993
  Warnaco Group Inc. (b)                                                                              2              43
                                                                                                                  2,289
Auto Manufacturers - 1.3%
  Wabash National Corp. (l)                                                                          62           1,226


Auto Parts & Equipment - 1.0%
  Superior Industries International (l)                                                              48             935


Banks - 0.8%
  Chemical Financial Corp.                                                                           10             330
  First Indiana Corp.                                                                                 9             251
  Peoples Bancorp. Inc.                                                                               4             111
                                                                                                                    692
Building Materials - 1.3%
  Apogee Enterprises Inc.                                                                            34             572
  Genlyte Group Inc. (b)                                                                             10             668
                                                                                                                  1,240
Chemicals - 4.7%
  Airgas Inc.                                                                                        30           1,184
  Cabot Corp.                                                                                        31           1,040
  RPM International Inc.                                                                             59           1,063
  Westlake Chemical Corp.                                                                            29           1,009
                                                                                                                  4,296
Commercial Services - 0.9%
  ABM Industries Inc.                                                                                19             360
  Dollar Thrifty Automotive Group (b)                                                                10             463
                                                                                                                    823
Computers - 1.0%
  Reynolds & Reynolds Co. - Class A                                                                  33             923


Diversified Machinery - 3.8%
  Briggs & Stratton Corp.                                                                            36           1,273
  CNH Global NV                                                                                      13             335
  Graco Inc.                                                                                         34           1,549
  Nordson Corp.                                                                                       8             374
                                                                                                                  3,531
Electric - 0.6%
  Sierra Pacific Resources (b)                                                                       39             537


Electrical Components & Equipment - 0.2%
  Powell Industries Inc. (b)                                                                          8             181


Electronics - 1.2%
  Watts Water Technologies Inc. (l)                                                                  30           1,083


Engineering & Construction - 0.7%
  EMCOR Group Inc. (b)                                                                               14             675


Entertainment - 1.1%
  Intrawest Corp.                                                                                    28             971


Environmental Control - 1.3%
  Mine Safety Appliances Co.                                                                         30           1,239


Forest Products & Paper - 1.7%
  Bowater Inc.                                                                                       15             444
  Glatfelter                                                                                         38             691
  Mercer International Inc. (b) (l)                                                                  47             440
                                                                                                                  1,575
Gas - 0.3%
  Atmos Energy Corp. (l)                                                                             11             284


Hand & Machine Tools - 1.2%
  Baldor Electric Co.                                                                                 -               3
  Kennametal Inc.                                                                                    18           1,101
                                                                                                                  1,104
Healthcare Products - 2.0%
  STERIS Corp.                                                                                       33             814
  West Pharmaceutical Services Inc.                                                                  30           1,028
                                                                                                                  1,842
Home Builders - 6.2%
  M/I Homes Inc.                                                                                     32           1,523
  Monaco Coach Corp.                                                                                 67             892
  Thor Industries Inc.                                                                               35           1,868
  Winnebago Industries                                                                               47           1,426
                                                                                                                  5,709
Home Furnishings - 4.0%
  American Woodmark Corp.                                                                            29           1,012
  Bassett Furniture Industries Inc.                                                                  26             527
  Ethan Allen Interiors Inc. (l)                                                                     20             840
  Hooker Furniture Corp.                                                                             21             404
  La-Z-Boy Inc. (l)                                                                                  51             872
                                                                                                                  3,655
Household Products - 0.6%
  Russ Berrie & Co. Inc. (b)                                                                         34             518


Insurance - 5.5%
  Aspen Insurance Holdings Ltd.                                                                      63           1,559
  IPC Holdings Ltd.                                                                                  39           1,097
  Montpelier Re Holdings Ltd. (l)                                                                    64           1,042
  RLI Corp.                                                                                          12             687
  Stancorp Financial Group Inc.                                                                      12             660
                                                                                                                  5,045
Internet - 1.0%
  Avocent Corp. (b)                                                                                  29             933


Iron & Steel - 5.3%
  Gibraltar Industries Inc.                                                                          43           1,279
  Reliance Steel & Aluminum Co.                                                                      17           1,568
  Steel Dynamics Inc.                                                                                35           2,003
                                                                                                                  4,850
Lodging - 0.6%
  Aztar Corp. (b)                                                                                    13             558


Machinery - 0.4%
  JLG Industries Inc.                                                                                13             394


Manufacturing - 4.3%
  AO Smith Corp.                                                                                     12             655
  Aptargroup Inc.                                                                                    13             718
  Carlisle Cos. Inc.                                                                                 12             941
  Lancaster Colony Corp.                                                                              5             189
  Mettler Toledo International Inc. (b)                                                              13             772
  Teleflex Inc.                                                                                       9             638
                                                                                                                  3,913
Metal Fabrication & Hardware - 3.2%
  CIRCOR International Inc.                                                                          30             873
  Mueller Industries Inc.                                                                            54           1,909
  Timken Co. (l)                                                                                      4             142
                                                                                                                  2,924
Oil & Gas - 0.4%
  Atwood Oceanics Inc. (b)                                                                            4             354


Oil & Gas Services - 2.8%
  Global Industries Ltd. (b)                                                                         28             406
  Lone Star Technologies Inc. (b)                                                                    14             765
  Oil States International Inc. (b)                                                                  14             516
  Tidewater Inc. (l)                                                                                 16             855
                                                                                                                  2,542
Pharmaceuticals - 1.2%
  Adams Respiratory Therapeutics Inc. (b)                                                             1              40
  NBTY Inc. (b)                                                                                      48           1,079
                                                                                                                  1,119
Real Estate Investment Trusts - 0.6%
  Arbor Realty Trust Inc.                                                                            20             540


Retail - 10.6%
  Bob Evans Farms Inc.                                                                                4             119
  Brown Shoe Co. Inc.                                                                                22           1,155
  Casey's General Stores Inc.                                                                        48           1,098
  Christopher & Banks Corp.                                                                          41             947
  Dillard's Inc. - Class A (l)                                                                       24             633
  HOT Topic Inc. (b) (l)                                                                             54             780
  Men's Wearhouse Inc.                                                                               16             571
  Pier 1 Imports Inc. (l)                                                                            81             937
  Regis Corp.                                                                                        39           1,341
  Tuesday Morning Corp.                                                                              21             473
  West Marine Inc. (b) (l)                                                                           78           1,171
  Zale Corp. (b)                                                                                     19             533
                                                                                                                  9,758
Semiconductors - 0.9%
  Cohu Inc.                                                                                          28             594
  Omnivision Technologies Inc. (b)                                                                    8             233
                                                                                                                    827
Transportation - 3.8%
  Bristow Group Inc. (b)                                                                             12             368
  Genesee & Wyoming Inc. - Class A (b)                                                               26             812
  Kansas City Southern (b) (l)                                                                       19             457
  OMI Corp.                                                                                          28             510
  Overseas Shipholding Group                                                                         27           1,299
                                                                                                                  3,446

  Total Common Stocks (cost $61,286)                                                                             73,453

Short Term Investments - 28.2%
Money Market Funds - 17.7%
  JNL Money Market Fund, 4.62% (a) (n)                                                           16,274          16,274


Securities Lending Collateral - 10.5%
  Mellon GSL Delaware Business Trust Collateral Fund                                              9,688           9,688

  Total Short Term Investments (cost $25,962)                                                                    25,962

Total Investments - 108.2% (cost $87,248)                                                                        99,415

Other Assets and Liabilities, Net -  (8.2%)                                                                     (7,564)

Total Net Assets - 100%                                                                                         $91,851

JNL/Goldman Sachs Mid Cap Value Fund
Common Stocks - 96.3%
Advertising - 1.1%
  Lamar Advertising Co. (b) (l)                                                                      20          $1,028


Aerospace & Defense - 2.3%
  Alliant Techsystems Inc. (b)                                                                       11             837
  Rockwell Collins Inc.                                                                              24           1,370
                                                                                                                  2,207
Agriculture - 1.4%
  Archer-Daniels-Midland Co.                                                                         40           1,332


Auto Parts & Equipment - 0.6%
  Autoliv Inc.                                                                                       11             609


Banks - 7.4%
  Commerce Bancshares Inc.                                                                            7             357
  FirstMerit Corp.                                                                                   26             651
  KeyCorp (l)                                                                                        35           1,297
  M&T Bank Corp. (l)                                                                                 13           1,517
  Northern Trust Corp.                                                                               20           1,033
  Zions Bancorp.                                                                                     20           1,647
                                                                                                                  6,502
Beverages - 0.5%
  Pepsi Bottling Group Inc.                                                                          15             463


Biotechnology - 2.6%
  Charles River Laboratories International Inc. (b)                                                  28           1,351
  Medimmune Inc. (b)                                                                                 31           1,138
                                                                                                                  2,489
Building Materials - 1.8%
  American Standard Cos. Inc.                                                                        41           1,767


Chemicals - 1.3%
  Ashland Inc.                                                                                        7             478
  Rohm & Haas Co.                                                                                    16             795
                                                                                                                  1,273
Commercial Services - 1.1%
  BearingPoint Inc. (b) (l)                                                                         122           1,032


Computers - 0.8%
  Seagate Technology (b)                                                                             16             412
  Unisys Corp. (b)                                                                                   54             373
                                                                                                                    785
Distribution & Wholesale - 0.8%
  Ingram Micro Inc. - Class A (b)                                                                    39             780


Diversified Financial Services - 3.5%
  Bear Stearns Cos. Inc.                                                                             14           1,996
  CIT Group Inc.                                                                                     17             936
  Eaton Vance Corp. (l)                                                                              16             449
                                                                                                                  3,381
Diversified Machinery - 1.3%
  Zebra Technologies Corp. (b)                                                                       29           1,288


Electric - 11.1%
  CMS Energy Corp. (b)                                                                               13             166
  DPL Inc. (l)                                                                                       29             781
  Edison International Inc.                                                                          40           1,648
  Entergy Corp.                                                                                      34           2,345
  FirstEnergy Corp.                                                                                  11             551
  Northeast Utilities                                                                                19             373
  PG&E Corp. (l)                                                                                     50           1,937
  PNM Resources Inc.                                                                                  3              83
  PPL Corp.                                                                                          65           1,917
  Public Service Enterprise Group Inc.                                                                4             224
  Wisconsin Energy Corp.                                                                             18             738
                                                                                                                 10,763
Electronics - 1.0%
  Amphenol Corp. - Class A                                                                           18             923

Environmental Control - 1.0%
  Republic Services Inc. - Class A                                                                   24           1,017


Food - 1.0%
  Smithfield Foods Inc. (b) (l)                                                                      33             973


Forest Products & Paper - 1.3%
  Plum Creek Timber Co. Inc.                                                                         34           1,263


Gas - 1.3%
  AGL Resources Inc.                                                                                 34           1,242


Healthcare Services - 2.4%
  Apria Healthcare Group Inc. (b)                                                                    27             618
  Coventry Health Care Inc. (b)                                                                      16             855
  Health Net Inc. (b)                                                                                17             884
                                                                                                                  2,357
Home Builders - 1.7%
  Lennar Corp. (l)                                                                                   27           1,657


Household Products - 2.5%
  Clorox Co.                                                                                         20           1,195
  Newell Rubbermaid Inc.                                                                             48           1,200
                                                                                                                  2,395
Insurance - 8.5%
  AMBAC Financial Group Inc.                                                                         28           2,211
  Assurant Inc.                                                                                      11             531
  Everest Re Group Ltd.                                                                              13           1,215
  Lincoln National Corp.                                                                             17             917
  PartnerRe Ltd.                                                                                     17           1,031
  PMI Group Inc.                                                                                     17             799
  RenaissanceRe Holdings Ltd.                                                                        17             757
  Torchmark Corp.                                                                                    12             710
  Willis Group Holdings Ltd.                                                                          1              45
                                                                                                                  8,216
Internet - 0.3%
  Avocent Corp. (b)                                                                                   9             298


Investment Companies - 0.4%
  American Capital Strategies Ltd. (l)                                                               11             385


Iron & Steel - 1.4%
  Allegheny Technologies Inc.                                                                        15             926
  Carpenter Technology Corp.                                                                          5             460
                                                                                                                  1,386
Lodging - 2.4%
  Harrah's Entertainment Inc.                                                                        29           2,286


Manufacturing - 2.3%
  Carlisle Cos. Inc.                                                                                  9             731
  Cooper Industries Ltd. - Class A                                                                   17           1,451
                                                                                                                  2,182
Media - 0.8%
  Dow Jones & Co. Inc. (l)                                                                           20             781


Metal Fabrication & Hardware - 0.7%
  Commercial Metals Co.                                                                              12             634


Oil & Gas - 5.3%
  EOG Resources Inc.                                                                                 30           2,152
  Range Resources Corp.                                                                              75           2,042
  Ultra Petroleum Corp. (b)                                                                          16             970
                                                                                                                  5,164
Oil & Gas Services - 2.0%
  BJ Services Co.                                                                                    34           1,173
  Grant Prideco Inc. (b)                                                                             18             785
                                                                                                                  1,958
Packaging & Containers - 0.9%
  Packaging Corp. (l)                                                                                40             899


Pipelines - 2.9%
  Western Gas Resources Inc.                                                                         26           1,266
  Williams Cos. Inc.                                                                                 71           1,525
                                                                                                                  2,791
Real Estate Investment Trusts - 6.2%
  Apartment Investment & Management Co.                                                              39           1,808
  Brandywine Realty Trust                                                                             7             224
  Developers Diversified Realty Corp.                                                                23           1,257
  Equity Residential                                                                                 12             557
  Healthcare Realty Trust Inc.                                                                       13             496
  iStar Financial Inc.                                                                               31           1,204
  Liberty Property Trust (l)                                                                         10             495
                                                                                                                  6,041
Retail - 3.8%
  JC Penney Co. Inc.                                                                                 45           2,698
  Ross Stores Inc.                                                                                   33             968
                                                                                                                  3,666
Savings & Loans - 0.5%
  Hudson City Bancorp. Inc.                                                                          35             466


Semiconductors - 1.3%
  Freescale Semiconductor Inc. (b)                                                                   10             288
  LSI Logic Corp. (b)                                                                                37             427
  Tessera Technologies Inc. (b) (l)                                                                  18             566
                                                                                                                  1,281
Software - 2.2%
  Activision Inc. (b)                                                                                88           1,220
  IMS Health Inc.                                                                                    25             655
  Wind River Systems Inc. (b)                                                                        19             239
                                                                                                                  2,114
Telecommunications Equipment - 0.8%
  ADC Telecommunications Inc. (b)                                                                    28             728


Textiles - 1.8%
  Mohawk Industries Inc. (b)                                                                         21           1,725


Tobacco - 1.1%
  Reynolds American Inc. (l)                                                                         10           1,023


Transportation - 1.9%
  Norfolk Southern Corp.                                                                             26           1,398
  Teekay Shipping Corp. (l)                                                                          13             478
                                                                                                                  1,876

  Total Common Stocks (cost $83,555)                                                                             93,426

Short Term Investments - 13.2%
Money Market Funds - 3.4%
  JNL Money Market Fund, 4.62% (a) (n)                                                            3,276           3,276


Securities Lending Collateral - 9.8%
  Mellon GSL Delaware Business Trust Collateral Fund                                              9,495           9,495

  Total Short Term Investments (cost $12,771)                                                                    12,771

Total Investments - 109.5% (cost $96,326)                                                                       106,197

Other Assets and Liabilities, Net -  (9.5%)                                                                     (9,230)

Total Net Assets - 100%                                                                                         $96,967

JNL/JPMorgan International Equity Fund
Common Stocks - 96.3%
Advertising - 1.2%
  WPP Group Plc                                                                                     227          $2,721


Auto Manufacturers - 2.3%
  Bayerische Motoren Werke AG                                                                        40           2,221
  Honda Motor Co. Ltd.                                                                               51           3,159
                                                                                                                  5,380
Banks - 21.6%
  ABN AMRO Holding NV                                                                                99           2,968
  Banco Bilbao Vizcaya Argentaria SA                                                                 96           1,995
  Banco Popular Espanol SA                                                                          162           2,391
  Bank of Ireland                                                                                    96           1,793
  Bank of Yokohama Ltd.                                                                              88             721
  Barclays Plc                                                                                      332           3,887
  BNP Paribas                                                                                        42           3,916
  Dexia                                                                                              99           2,557
  Fortis                                                                                             55           1,975
  HSBC Holdings Plc                                                                                 434           7,266
  Mitsubishi UFJ Financial Group Inc.                                                                 -           5,169
  Mizuho Financial Group Inc.                                                                         -           1,612
  Royal Bank of Scotland Group Plc                                                                  105           3,411
  Standard Chartered Plc                                                                            113           2,820
  UBS AG                                                                                             47           5,165
  UniCredito Italiano SpA                                                                           370           2,677
                                                                                                                 50,323
Beverages - 0.5%
  Fomento Economico Mexicano SA de CV - ADR                                                          13           1,228


Building Materials - 5.5%
  Cie de Saint-Gobain                                                                                51           3,544
  Daikin Industries Ltd.                                                                             57           1,981
  Holcim Ltd.                                                                                        39           3,068
  Imerys SA (l)                                                                                      18           1,480
  Lafarge SA (l)                                                                                     25           2,826
                                                                                                                 12,899
Chemicals - 2.8%
  BASF AG                                                                                            20           1,532
  Nitto Denko Corp.                                                                                  34           2,911
  Shin-Etsu Chemical Co. Ltd.                                                                        38           2,036
                                                                                                                  6,479
Commercial Services - 1.1%
  Adecco SA                                                                                          46           2,574


Cosmetics & Personal Care - 0.4%
  Kao Corp.                                                                                          33             869


Distribution & Wholesale - 5.4%
  Esprit Holdings Ltd.                                                                              293           2,277
  Mitsubishi Corp.                                                                                  124           2,817
  Sumitomo Corp.                                                                                    244           3,474
  Wolseley Plc                                                                                      158           3,893
                                                                                                                 12,461
Diversified Financial Services - 1.9%
  Credit Saison Co. Ltd.                                                                             40           2,218
  Nikko Cordial Corp.                                                                               130           2,145
                                                                                                                  4,363
Electric - 0.6%
  National Grid Plc                                                                                 135           1,340


Electrical Components & Equipment - 0.4%
  Sharp Corp.                                                                                        56             992


Electronics - 4.2%
  Fanuc Ltd.                                                                                         18           1,771
  Hirose Electric Co. Ltd.                                                                            8           1,111
  Hoya Corp.                                                                                         72           2,890
  Koninklijke Philips Electronics NV                                                                 72           2,442
  Secom Co. Ltd.                                                                                     31           1,586
                                                                                                                  9,800
Food - 4.5%
  Nestle SA                                                                                          13           3,841
  Tesco Plc                                                                                         728           4,173
  WM Morrison Supermarkets Plc                                                                      726           2,397
                                                                                                                 10,411
Gas - 0.9%
  Centrica Plc                                                                                      412           2,013


Hand & Machine Tools - 1.5%
  Nidec Corp.                                                                                        22           1,773
  SMC Corp.                                                                                          12           1,808
                                                                                                                  3,581
Healthcare Products - 0.8%
  Smith & Nephew Plc                                                                                212           1,882


Home Furnishings - 0.7%
  Matsushita Electric Industrial Co. Ltd.                                                            75           1,667


Insurance - 3.6%
  AXA SA                                                                                             96           3,378
  ING Groep NV - ADR                                                                                 60           2,352
  Zurich Financial Services AG (b) (l)                                                               11           2,562
                                                                                                                  8,292
Manufacturing - 1.1%
  Siemens AG                                                                                         28           2,569


Media - 2.4%
  Mediaset SpA                                                                                      129           1,515
  Reed Elsevier NV                                                                                  145           2,085
  Wolters Kluwer NV - ADR                                                                            80           2,005
                                                                                                                  5,605
Mining - 2.8%
  BHP Billiton Ltd.                                                                                 141           2,828
  Cia Vale do Rio Doce - ADR (l)                                                                     74           3,572
                                                                                                                  6,400
Office & Business Equipment - 1.6%
  Canon Inc.                                                                                         57           3,799


Oil & Gas - 8.0%
  BG Group Plc                                                                                      268           3,345
  ENI SpA                                                                                           236           6,713
  Total SA                                                                                           33           8,619
                                                                                                                 18,677
Pharmaceuticals - 8.6%
  Astellas Pharma Inc.                                                                               63           2,381
  GlaxoSmithKline Plc                                                                               210           5,484
  Novartis AG                                                                                        73           4,073
  Roche Holding AG                                                                                   27           3,996
  Sanofi-Aventis                                                                                     16           1,556
  Schering AG                                                                                        23           2,402
                                                                                                                 19,892
Real Estate - 1.6%
  British Land Co. Plc                                                                              116           2,511
  Mitsui Fudosan Co. Ltd.                                                                            53           1,218
                                                                                                                  3,729
Retail - 1.1%
  Kingfisher Plc                                                                                    391           1,625
  Seven & I Holdings Co. Ltd.                                                                        22             875
                                                                                                                  2,500
Semiconductors - 0.9%
  Samsung Electronics Co. Ltd. - ADR (e)                                                             11           2,173

Software - 1.1%
  SAP AG                                                                                             12           2,566


Tobacco - 0.8%
  Altadis SA                                                                                         43           1,947


Toys & Hobbies - 0.6%
  Nintendo Co. Ltd.                                                                                  10           1,450


Transportation - 0.9%
  Deutsche Post AG                                                                                   83           2,091


Wireless Telecommunications - 4.9%
  Nokia Oyj                                                                                         156           3,238
  Telefonaktiebolaget LM Ericsson - Class B (b)                                                     806           3,064
  Vodafone Group Plc                                                                              2,418           5,063
                                                                                                                 11,365

  Total Common Stocks (cost $179,965)                                                                           224,038

Short Term Investments - 30.9%
Money Market Funds - 3.1%
  JNL Money Market Fund, 4.62% (a) (n)                                                            7,308           7,308


Securities Lending Collateral - 27.8%
  Mellon GSL Delaware Business Trust Collateral Fund                                             64,469          64,469

  Total Short Term Investments (cost $71,777)                                                                    71,777

Total Investments - 127.2% (cost $251,742)                                                                      295,815

Other Assets and Liabilities, Net -  (27.2%)                                                                   (63,263)

Total Net Assets - 100%                                                                                        $232,552

JNL/JPMorgan International Value Fund
Common Stocks - 95.5%
Auto Manufacturers - 4.7%
  DaimlerChrysler AG (b)                                                                             88          $5,072
  Toyota Motor Corp.                                                                                158           8,610
                                                                                                                 13,682
Auto Parts & Equipment - 1.5%
  Compagnie Generale des Etablissements Michelin                                                     70           4,419


Banks - 26.1%
  Australia & New Zealand Banking Group Ltd.                                                        297           5,638
  Banca Intesa SpA                                                                                  580           3,280
  Banca Popolare Italiana                                                                           126           1,331
  Banche Popolari Unite Scpa                                                                        104           2,532
  Bangkok Bank PCL                                                                                  625           1,866
  Barclays Plc                                                                                      815           9,537
  BNP Paribas                                                                                        84           7,805
  Credit Suisse Group                                                                                99           5,557
  Deutsche Bank AG                                                                                   37           4,182
  HSBC Holdings Plc                                                                                 461           7,721
  Kookmin Bank - ADR                                                                                 38           3,278
  Royal Bank of Scotland Group Plc                                                                  230           7,474
  Societe Generale - Class A                                                                         46           6,877
  Sumitomo Mitsui Financial Group Inc.                                                                -           2,750
  UniCredito Italiano SpA                                                                           920           6,648
                                                                                                                 76,476
Beverages - 1.2%
  Scottish & Newcastle Plc                                                                          392           3,545


Chemicals - 2.6%
  Bayer AG                                                                                          116           4,632
  Lanxess AG (b)                                                                                     81           3,045
                                                                                                                  7,677
Distribution & Wholesale - 3.5%
  Itochu Corp.                                                                                      419           3,599
  Mitsui & Co. Ltd.                                                                                 258           3,731
  Wolseley Plc                                                                                      124           3,056
                                                                                                                 10,386
Diversified Financial Services - 2.1%
  Aiful Corp.                                                                                        34           2,224
  Daiwa Securities Group Inc.                                                                       296           3,971
                                                                                                                  6,195
Diversified Machinery - 3.7%
  Kubota Corp.                                                                                      629           6,787
  Metso Oyj                                                                                         109           4,215
                                                                                                                 11,002
Electric - 4.3%
  National Grid Plc                                                                                 291           2,894
  RWE AG                                                                                             41           3,568
  Suez SA (l)                                                                                       155           6,107
                                                                                                                 12,569
Electrical Components & Equipment - 1.3%
  Schneider Electric SA                                                                              36           3,923


Entertainment - 0.8%
  OPAP SA                                                                                            59           2,243


Food - 3.3%
  Compass Group Plc                                                                                 848           3,362
  Orkla ASA                                                                                          80           3,963
  Tesco Plc                                                                                         393           2,251
                                                                                                                  9,576
Holding Companies - Diversified - 1.3%
  Swire Pacific Ltd.                                                                                391           3,822


Home Furnishings - 1.5%
  Matsushita Electric Industrial Co. Ltd.                                                           197           4,377


Insurance - 7.7%
  Aviva Plc                                                                                         391           5,433
  AXA SA                                                                                            185           6,482
  ING Groep NV - ADR                                                                                203           8,027
  Zurich Financial Services AG (b)                                                                   11           2,647
                                                                                                                 22,589
Iron & Steel - 1.4%
  Arcelor                                                                                           102           4,005


Lodging - 1.0%
  Intercontinental Hotels Group Plc                                                                 171           2,803


Manufacturing - 1.7%
  Konica Minolta Holdings Inc. (b)                                                                  169           2,150
  Wartsila Oyj                                                                                       75           2,787
                                                                                                                  4,937
Mining - 0.9%
  Cia Vale do Rio Doce - ADR                                                                         60           2,595


Oil & Gas - 7.5%
  BP Plc                                                                                            762           8,756
  ENI SpA                                                                                           182           5,165
  Petroleo Brasileiro SA - ADR                                                                       24           1,948
  Total SA                                                                                           24           6,260
                                                                                                                 22,129
Pharmaceuticals - 1.2%
  Daiichi Sankyo Co. Ltd.                                                                           153           3,488


Real Estate - 1.2%
  Henderson Land Development Co. Ltd.                                                               655           3,630


Retail - 1.2%
  Compagnie Financiere Richemont AG                                                                  71           3,424


Semiconductors - 0.5%
  Samsung Electronics Co. Ltd.                                                                        2           1,578


Telecommunications - 4.2%
  LG Telecom Ltd. (b)                                                                               264           2,223
  Royal KPN NV                                                                                      286           3,222
  Singapore Telecommunications Ltd.                                                               1,559           2,557
  Telecom Italia SpA                                                                              1,661           4,423
                                                                                                                 12,425
Telecommunications Equipment - 1.4%
  Alcatel SA (b)                                                                                    267           4,137


Tobacco - 2.5%
  British American Tobacco Plc                                                                      196           4,737
  Japan Tobacco Inc.                                                                                  1           2,691
                                                                                                                  7,428
Toys & Hobbies - 1.5%
  Nintendo Co. Ltd.                                                                                  30           4,471


Transportation - 2.8%
  Bergesen Worldwide Gas ASA (b)                                                                    126           1,650
  Central Japan Railway Co.                                                                           -           2,799
  West Japan Railway Co.                                                                              1           3,648
                                                                                                                  8,097
Wireless Telecommunications - 0.9%
  Vodafone Group Plc                                                                              1,242           2,600

  Total Common Stocks (cost $235,598)                                                                           280,228

Short Term Investments - 32.1%
Money Market Funds - 2.6%
  JNL Money Market Fund, 4.62% (a) (n)                                                            7,736           7,736


Securities Lending Collateral - 29.2%
  Mellon GSL Delaware Business Trust Collateral Fund                                             85,590          85,590


U.S. Treasury Securities - 0.3%
  United States Treasury Bill, 4.30%, 04/27/06 (m)                                                  770             768

  Total Short Term Investments (cost $94,094)                                                                    94,094

Total Investments - 127.6% (cost $329,692)                                                                      374,322

Other Assets and Liabilities, Net -  (27.6%)                                                                   (80,894)

Total Net Assets - 100%                                                                                        $293,428

JNL/Lazard Mid Cap Value Fund
Common Stocks - 95.6%
Advertising - 2.1%
  Interpublic Group of Cos. Inc. (b)                                                                  1              $8
  RH Donnelley Corp. (b)                                                                             85           4,974
                                                                                                                  4,982
Apparel - 2.4%
  Liz Claiborne Inc.                                                                                140           5,749


Banks - 4.3%
  AmSouth Bancorp.                                                                                  127           3,435
  City National Corp.                                                                                36           2,772
  Mellon Financial Corp.                                                                            109           3,877
                                                                                                                 10,084
Beverages - 3.1%
  Mirant Corp. (b)                                                                                   85           2,123
  Pepsi Bottling Group Inc.                                                                         170           5,172
                                                                                                                  7,295
Chemicals - 2.9%
  Cabot Corp.                                                                                       107           3,620
  Celanese Corp. - Class A                                                                          151           3,171
                                                                                                                  6,791
Commercial Services - 6.3%
  Aramark Corp.                                                                                     232           6,850
  DST Systems Inc. (b) (l)                                                                           71           4,102
  Service Corp. International                                                                       501           3,907
                                                                                                                 14,859
Distribution & Wholesale - 2.8%
  CDW Corp. (l)                                                                                      70           4,102
  Ingram Micro Inc. - Class A (b)                                                                   132           2,642
                                                                                                                  6,744
Diversified Financial Services - 1.5%
  Ameriprise Financial Inc.                                                                          80           3,618


E - Commerce - 2.0%
  Expedia Inc. (b) (l)                                                                              235           4,770


Electrical Components & Equipment - 0.7%
  Hubbell Inc. - Class B                                                                             33           1,666


Electronics - 4.4%
  Arrow Electronics Inc. (b)                                                                         74           2,391
  Flextronics International Ltd. (b)                                                                226           2,342
  Solectron Corp. (b)                                                                               617           2,468
  Vishay Intertechnology Inc. (b)                                                                   231           3,289
                                                                                                                 10,490
Entertainment - 0.5%
  GTECH Holdings Corp.                                                                               36           1,229


Environmental Control - 1.8%
  Republic Services Inc. - Class A                                                                   99           4,196


Food - 2.7%
  Kroger Co. (b)                                                                                    165           3,357
  Pilgrim's Pride Corp. - Class B (l)                                                               144           3,125
                                                                                                                  6,482
Forest Products & Paper - 2.2%
  Louisiana-Pacific Corp.                                                                           107           2,919
  Temple-Inland Inc.                                                                                 51           2,254
                                                                                                                  5,173
Hand & Machine Tools - 2.2%
  Stanley Works                                                                                     101           5,127


Healthcare Services - 3.8%
  Laboratory Corp. of America Holdings (b)                                                           72           4,234
  Triad Hospitals Inc. (b)                                                                          112           4,710
                                                                                                                  8,944
Household Products - 1.9%
  Fortune Brands Inc.                                                                                57           4,588


Insurance - 11.7%
  Jefferson-Pilot Corp. (p)                                                                          87           5,128
  MGIC Investment Corp. (l)                                                                          65           4,324
  PartnerRe Ltd.                                                                                     73           4,557
  Protective Life Corp.                                                                             141           7,003
  RenaissanceRe Holdings Ltd.                                                                        72           3,132
  Willis Group Holdings Ltd.                                                                        102           3,499
                                                                                                                 27,643
Leisure Time - 1.6%
  Royal Caribbean Cruises Ltd. (l)                                                                   90           3,761


Manufacturing - 2.0%
  Dover Corp.                                                                                        98           4,778


Media - 2.6%
  Belo Corp. (l)                                                                                    189           3,755
  Westwood One Inc. (l)                                                                             217           2,393
                                                                                                                  6,148
Office & Business Equipment - 1.3%
  Pitney Bowes Inc.                                                                                  74           3,190


Oil & Gas - 0.5%
  GlobalSantaFe Corp.                                                                                21           1,245


Oil & Gas Services - 2.4%
  Baker Hughes Inc.                                                                                  42           2,880
  BJ Services Co.                                                                                    78           2,713
                                                                                                                  5,593
Packaging & Containers - 2.8%
  Ball Corp.                                                                                        101           4,414
  Pactiv Corp. (b)                                                                                   89           2,191
                                                                                                                  6,605
Pipelines - 2.2%
  Williams Cos. Inc.                                                                                245           5,241


Real Estate Investment Trusts - 2.2%
  Health Care Property Investors Inc.                                                                90           2,567
  Trizec Properties Inc. (l)                                                                         99           2,552
                                                                                                                  5,119
Retail - 4.4%
  Dollar Tree Stores Inc. (b)                                                                       175           4,851
  Foot Locker Inc.                                                                                  116           2,777
  Sears Holdings Corp. (b) (l)                                                                       22           2,904
                                                                                                                 10,532
Savings & Loans - 1.5%
  Hudson City Bancorp. Inc.                                                                         265           3,519


Software - 1.4%
  BEA Systems Inc. (b) (l)                                                                          109           1,434
  Compuware Corp. (b)                                                                               237           1,859
                                                                                                                  3,293
Telecommunications - 4.1%
  Alltel Corp.                                                                                       74           4,799
  Citizens Communications Co. (l)                                                                   361           4,793
                                                                                                                  9,592
Telecommunications Equipment - 3.0%
  Avaya Inc. (b)                                                                                    629           7,112


Transportation - 4.3%
  Laidlaw International Inc.                                                                        137           3,724
  Norfolk Southern Corp.                                                                             47           2,552
  Overseas Shipholding Group                                                                         29           1,371
  Teekay Shipping Corp. (l)                                                                          38           1,420
  YRC Worldwide Inc. (b)                                                                             30           1,153
                                                                                                                 10,220

  Total Common Stocks (cost $209,530)                                                                           226,378

Short Term Investments - 14.8%
Money Market Funds - 3.8%
  JNL Money Market Fund, 4.62% (a) (n)                                                            8,978           8,978


Securities Lending Collateral - 11.0%
  Mellon GSL Delaware Business Trust Collateral Fund                                             25,985          25,985

  Total Short Term Investments (cost $34,963)                                                                    34,963

Total Investments - 110.4% (cost $244,493)                                                                      261,341

Other Assets and Liabilities, Net -  (10.4%)                                                                   (24,657)

Total Net Assets - 100%                                                                                        $236,684

JNL/Lazard Small Cap Value Fund
Common Stocks - 95.1%
Advertising - 2.6%
  Advo Inc.                                                                                          70          $2,253
  RH Donnelley Corp. (b)                                                                             30           1,724
  Ventiv Health Inc. (b)                                                                             61           2,013
                                                                                                                  5,990
Aerospace & Defense - 1.4%
  DRS Technologies Inc.                                                                              20           1,108
  Esterline Technologies Corp. (b)                                                                   48           2,048
                                                                                                                  3,156
Agriculture - 0.6%
  Delta & Pine Land Co.                                                                              45           1,369


Airlines - 1.2%
  AirTran Holdings Inc. (b) (l)                                                                     152           2,749


Auto Manufacturers - 0.2%
  Wabash National Corp.                                                                              23             462


Auto Parts & Equipment - 0.5%
  H&E Equipment Services Inc. (b)                                                                    43           1,252


Banks - 8.3%
  Bank of the Ozarks Inc.                                                                            47           1,719
  Boston Private Financial Holdings Inc. (l)                                                         44           1,487
  First Community Bancorp. Inc.                                                                      28           1,632
  First Midwest Bancorp Inc.                                                                         30           1,097
  MB Financial Inc.                                                                                  57           2,014
  Provident Bankshares Corp.                                                                         42           1,513
  South Financial Group Inc.                                                                         41           1,077
  Sterling Bancshares Inc.                                                                          136           2,462
  Texas Regional Bancshares Inc. - Class A                                                           87           2,563
  Trustmark Corp.                                                                                    20             645
  United Bankshares Inc.                                                                             30           1,140
  Wintrust Financial Corp.                                                                           21           1,222
                                                                                                                 18,571
Biotechnology - 0.7%
  SFBC International Inc. (b) (l)                                                                    66           1,604


Building Materials - 0.5%
  Texas Industries Inc.                                                                              18           1,095


Chemicals - 1.2%
  Olin Corp.                                                                                         52           1,116
  Westlake Chemical Corp.                                                                            49           1,686
                                                                                                                  2,802
Coal - 0.8%
  Foundation Coal Holdings Inc.                                                                      43           1,769


Commercial Services - 5.6%
  Alderwoods Group Inc. (b)                                                                          84           1,511
  Arbitron Inc.                                                                                      43           1,464
  BISYS Group Inc. (b)                                                                               99           1,339
  Learning Tree International Inc. (b)                                                               98           1,183
  Navigant Consulting Inc. (b)                                                                       43             927
  Rollins Inc.                                                                                        2              30
  United Rentals Inc. (b) (l)                                                                        77           2,663
  Watson Wyatt Worldwide Inc.                                                                        63           2,066
  Wright Express Corp. (b)                                                                           57           1,593
                                                                                                                 12,776
Computers - 1.5%
  Dot Hill Systems Corp. (b)                                                                        238           1,690
  Mercury Computer Systems Inc. (b)                                                                  37             596
  Perot Systems Corp. (b)                                                                            80           1,237
                                                                                                                  3,523
Cosmetics & Personal Care - 0.5%
  Elizabeth Arden Inc. (b)                                                                           46           1,070


Distribution & Wholesale - 1.1%
  Building Material Holding Corp. (l)                                                                25             905
  WESCO International Inc. (b)                                                                       23           1,591
                                                                                                                  2,496
Diversified Financial Services - 2.0%
  Financial Federal Corp.                                                                            47           1,384
  Waddell & Reed Financial Inc. - Class A                                                           142           3,278
                                                                                                                  4,662
Diversified Machinery - 0.9%
  Cognex Corp.                                                                                       32             951
  Columbus Mckinnon Corp. (b)                                                                        40           1,083
                                                                                                                  2,034
E - Commerce - 0.8%
  Agile Software Corp. (b)                                                                          235           1,789


Electric - 0.9%
  Cleco Corp.                                                                                        97           2,157


Electronics - 5.0%
  Benchmark Electronics Inc. (b)                                                                     42           1,607
  Coherent Inc. (b)                                                                                  84           2,953
  FARO Technologies Inc. (b) (l)                                                                     57             818
  FEI Co. (b)                                                                                        63           1,258
  Photon Dynamics Inc. (b)                                                                           62           1,157
  Rogers Corp. (b)                                                                                   32           1,732
  TTM Technologies Inc. (b)                                                                         107           1,549
  Varian Inc. (b)                                                                                    11             441
                                                                                                                 11,515
Engineering & Construction - 1.1%
  Insteel Industries Inc.                                                                            25           1,408
  Perini Corp. (b)                                                                                   39           1,197
                                                                                                                  2,605
Entertainment - 1.0%
  Bally Technologies Inc. (b) (l)                                                                   138           2,338


Environmental Control - 1.6%
  Tetra Tech Inc. (b)                                                                               105           1,999
  Waste Connections Inc. (b) (l)                                                                     44           1,764
                                                                                                                  3,763
Food - 1.1%
  Performance Food Group Co. (b) (l)                                                                 58           1,800
  Sanderson Farms Inc.                                                                               30             672
                                                                                                                  2,472
Gas - 0.4%
  New Jersey Resources Corp.                                                                         22             986


Hand & Machine Tools - 1.1%
  Kennametal Inc.                                                                                    26           1,584
  Regal-Beloit Corp.                                                                                 22             926
                                                                                                                  2,510
Healthcare Products - 4.5%
  Advanced Medical Optics Inc. (b)                                                                   34           1,567
  Candela Corp. (b)                                                                                  58           1,246
  Encore Medical Corp. (b)                                                                          331           1,694
  Hanger Orthopedic Group Inc. (b)                                                                  157           1,093
  PSS World Medical Inc. (b)                                                                         91           1,755
  Symmetry Medical Inc. (b)                                                                          86           1,820
  Wright Medical Group Inc. (b)                                                                      52           1,025
                                                                                                                 10,200
Healthcare Services - 2.0%
  Centene Corp. (b)                                                                                  26             750
  Kindred Healthcare Inc. (b) (l)                                                                    69           1,725
  LifePoint Hospitals Inc. (b)                                                                       67           2,068
                                                                                                                  4,543
Home Builders - 0.5%
  Levitt Corp. - Class A                                                                             54           1,199


Household Products - 0.7%
  Fossil Inc. (b)                                                                                    82           1,516


Insurance - 5.3%
  Arch Capital Group Ltd. (b)                                                                        35           2,015
  Aspen Insurance Holdings Ltd.                                                                      86           2,123
  Assured Guaranty Ltd.                                                                              68           1,693
  Bristol West Holdings Inc.                                                                         88           1,702
  RLI Corp.                                                                                          34           1,971
  Scottish Re Group Ltd. (l)                                                                        106           2,635
                                                                                                                 12,139
Internet - 1.6%
  Avocent Corp. (b)                                                                                  45           1,425
  Secure Computing Corp. (b)                                                                          9             108
  Valueclick Inc. (b)                                                                                43             722
  WebEx Communications Inc. (b)                                                                      42           1,414
                                                                                                                  3,669
Iron & Steel - 1.2%
  Cleveland-Cliffs Inc.                                                                              19           1,620
  Oregon Steel Mills Inc. (b) (l)                                                                    24           1,208
                                                                                                                  2,828
Leisure Time - 0.8%
  WMS Industries Inc. (b) (l)                                                                        64           1,938


Manufacturing - 1.1%
  Acuity Brands Inc.                                                                                 37           1,468
  Matthews International Corp. - Class A                                                             29           1,094
                                                                                                                  2,562
Metal Fabrication & Hardware - 2.7%
  Ladish Co. Inc. (b)                                                                                63           1,828
  NS Group Inc. (b)                                                                                  44           2,012
  Quanex Corp.                                                                                       13             866
  RBC Bearings Inc. (b)                                                                              76           1,550
                                                                                                                  6,256
Mining - 0.6%
  RTI International Metals Inc. (b)                                                                  26           1,421


Office Furnishings - 0.9%
  Knoll Inc.                                                                                         94           2,008


Oil & Gas - 3.1%
  Brigham Exploration Co. (b) (l)                                                                   130           1,139
  Energy Partners Ltd. (b)                                                                           68           1,599
  EXCO Resources Inc. (b)                                                                            83           1,034
  Exploration Co. of Delaware Inc. (b) (l)                                                          124           1,398
  Grey Wolf Inc. (b) (l)                                                                            152           1,129
  Penn Virginia Corp.                                                                                12             866
                                                                                                                  7,165
Oil & Gas Services - 2.4%
  CARBO Ceramics Inc.                                                                                 4             216
  Dresser-Rand Group Inc. (b)                                                                        56           1,399
  Key Energy Services Inc. (b)                                                                       94           1,440
  Oil States International Inc. (b)                                                                  29           1,069
  Veritas DGC Inc. (b)                                                                               29           1,294
  W-H Energy Services Inc. (b)                                                                        3             120
                                                                                                                  5,538
Pharmaceuticals - 2.4%
  BioScrip Inc. (b)                                                                                 200           1,443
  First Horizon Pharmaceutical Corp. (b) (l)                                                         93           2,352
  KV Pharmaceutical Co. - Class A (b) (l)                                                            69           1,662
                                                                                                                  5,457
Pipelines - 0.7%
  Kinder Morgan Management LLC (b)                                                                   35           1,538


Real Estate Investment Trusts - 3.5%
  Alexandria Real Estate Equites Inc.                                                                21           1,954
  BioMed Realty Trust Inc.                                                                           50           1,479
  Brandywine Realty Trust                                                                            70           2,230
  Cousins Properties Inc. (l)                                                                        33           1,093
  Healthcare Realty Trust Inc.                                                                       12             441
  Highwoods Properties Inc.                                                                          17             587
  Lexington Corporate Properties Trust                                                               16             334
                                                                                                                  8,118
Retail - 6.1%
  CBRL Group Inc. (l)                                                                                35           1,515
  CSK Auto Corp. (b)                                                                                 76           1,054
  Finish Line - Class A                                                                             118           1,935
  Guitar Center Inc. (b)                                                                             33           1,555
  HOT Topic Inc. (b) (l)                                                                             84           1,221
  Pacific Sunwear (b)                                                                                47           1,044
  Rare Hospitality International Inc. (b)                                                            57           1,978
  Ruby Tuesday Inc. (l)                                                                              58           1,864
  Talbots Inc. (l)                                                                                   66           1,781
                                                                                                                 13,947
Savings & Loans - 0.6%
  Bankunited Financial Corp. - Class A                                                               48           1,309


Semiconductors - 4.7%
  Actel Corp. (b)                                                                                   112           1,779
  Brooks Automation Inc. (b)                                                                         43             615
  ChipMOS TECHNOLOGIES Bermuda Ltd. (b) (l)                                                         177           1,263
  Emulex Corp. (b)                                                                                   41             692
  Exar Corp. (b)                                                                                    129           1,844
  Integrated Device Technology Inc. (b)                                                             145           2,161
  Microsemi Corp. (b)                                                                                41           1,196
  Zoran Corp. (b)                                                                                    56           1,234
                                                                                                                 10,784
Software - 1.2%
  NetIQ Corp. (b)                                                                                   134           1,489
  Take-Two Interactive Software Inc. (b) (l)                                                         73           1,357
                                                                                                                  2,846
Telecommunications Equipment - 2.6%
  Applied Signal Technology Inc.                                                                     54           1,079
  C-COR Inc. (b)                                                                                    186           1,629
  SafeNet Inc. (b)                                                                                  123           3,265
                                                                                                                  5,973
Textiles - 0.5%
  G&K Services Inc. - Class A                                                                        27           1,136


Transportation - 2.2%
  American Commercial Lines Inc. (b)                                                                 64           3,030
  HUB Group Inc. - Class A (b)                                                                       24           1,098
  Swift Transportation Co. Inc. (b) (l)                                                              42             921
                                                                                                                  5,049
Wireless Telecommunications - 0.6%
  Wireless Facilities Inc. (b)                                                                      325           1,307

  Total Common Stocks (cost $185,606)                                                                           217,961

Short Term Investments - 18.0%
Money Market Funds - 4.9%
  JNL Money Market Fund, 4.62% (a) (n)                                                           11,287          11,287


Securities Lending Collateral - 13.1%
  Mellon GSL Delaware Business Trust Collateral Fund                                             29,915          29,915

  Total Short Term Investments (cost $41,202)                                                                    41,202

Total Investments - 113.1% (cost $226,808)                                                                      259,163

Other Assets and Liabilities, Net -  (13.1%)                                                                   (30,063)

Total Net Assets - 100%                                                                                        $229,100

JNL/Mellon Capital Management Bond Index Fund
Corporate Bonds - 25.4%
Aerospace & Defense - 0.4%
  General Dynamics Corp., 4.25%, 05/15/13                                                          $250             233
  Lockheed Martin Corp., 8.50%, 12/01/29                                                             75              97
  Northrop Grumman Corp., 7.75%, 03/01/16                                                           150             173
  Raytheon Co., 6.15%, 11/01/08                                                                      89              91
  Raytheon Co., 5.38%, 04/01/13                                                                     100              99
  United Technologies Corp., 6.35%, 03/01/11                                                         75              78
  United Technologies Corp., 6.70%, 08/01/28                                                         50              55
                                                                                                                    826
Agriculture - 0.1%
  Archer-Daniels-Midland Co., 8.13%, 06/01/12                                                       190             215
  Bunge Ltd. Finance Corp., 5.35%, 04/15/14                                                          75              72
                                                                                                                    287
Asset Backed Securities - 0.1%
  Bear Stearns Commercial Mortgage Securities, 4.72%, 02/11/41                                      200             189


Auto Manufacturers - 0.2%
  DaimlerChrysler NA Holding Corp., 4.75%, 01/15/08                                                 150             148
  DaimlerChrysler NA Holding Corp., 6.50%, 11/15/13                                                 100             102
  DaimlerChrysler NA Holding Corp., 8.50%, 01/18/31                                                  50              58
  GMAC Commercial Mortgage Securities Inc., 5.04%, 12/10/41                                          75              71
                                                                                                                    379
Automobile Asset Backed Securities - 0.7%
  AmeriCredit Automobile Receivables Trust, 3.67%, 06/08/09                                         408             406
  AmeriCredit Automobile Receivables Trust, 2.84%, 08/06/10                                         110             109
  Capital One Auto Finance Trust, 3.18%, 09/15/10                                                   250             245
  Capital One Prime Auto Receivables Trust, 2.59%, 09/15/09                                         102             101
  Household Automotive Trust, 2.31%, 04/17/08                                                        85              84
  Household Automotive Trust, 3.02%, 12/17/10                                                       365             357
  WFS Financial Owner Trust, 2.41%, 12/20/10                                                        125             124
                                                                                                                  1,426
Banks - 4.9%
  Abbey National Plc, 7.95%, 10/26/29                                                               100             123
  Asian Development Bank, 4.13%, 09/15/10                                                           100              96
  BAC CAP TRUST V, 5.63%, 03/08/35                                                                   50              46
  Bank of America Corp., 4.88%, 09/15/12                                                            150             145
  Bank One Corp., 2.63%, 06/30/08                                                                   250             236
  Bank One NA, 5.50%, 03/26/07                                                                      150             150
  BankAmerica Corp., 6.25%, 04/01/08                                                                250             254
  Barclays Bank Plc, 6.86%, 09/15/49 (e)                                                             50              53
  BB&T Capital Trust I, 5.85%, 08/18/35                                                             100              94
  BB&T Corp., 6.50%, 08/01/11                                                                        75              79
  Bear Stearns Cos. Inc., 7.63%, 12/07/09                                                           250             268
  Citigroup Commercial Mortgage Trust, 5.25%, 04/15/40                                              250             247
  Corp Andina de Fomento, 6.88%, 03/15/12                                                           150             159
  European Investment Bank, 4.63%, 03/01/07                                                         500             498
  European Investment Bank, 3.13%, 10/15/07                                                         250             243
  European Investment Bank, 3.88%, 08/15/08                                                         250             244
  European Investment Bank, 4.13%, 09/15/10                                                         250             240
  European Investment Bank, 4.63%, 05/15/14                                                         150             145
  Fifth Third Bank, 4.20%, 02/23/10                                                                 100              96
  Fleet National Bank, 5.75%, 01/15/09                                                              100             101
  GE Capital Commercial Mortgage Corp., 5.33%, 11/10/45                                             200             196
  HSBC Holdings Plc, 5.25%, 12/12/12                                                                200             196
  HSBC Holdings Plc, 7.63%, 05/17/32                                                                150             178
  International Bank for Reconstruction & Development, 7.63%, 01/19/23                              300             377
  JPMorgan Chase Commercial Mortgage Securities Corp., 4.74%, 09/12/37                              250             244
  JPMorgan Chase Commercial Mortgage Securities Corp., 4.98%, 07/15/42                              125             118
  JPMorgan Chase & Co., 5.15%, 10/01/15                                                             250             239
  KeyBank NA, 5.80%, 07/01/14                                                                       100             101
  Kreditanstalt fuer Wiederaufbau, 3.50%, 03/14/08                                                  250             243
  Kreditanstalt fuer Wiederaufbau, 4.63%, 01/20/11                                                  250             245
  Kreditanstalt fuer Wiederaufbau, 4.13%, 10/15/14                                                  150             140
  Lehman Brothers Holdings Inc., 7.88%, 08/15/10                                                    250             273
  M&I Marshall & Ilsley Bank, 6.38%, 09/01/11                                                       100             104
  National Australia Bank Ltd., 8.60%, 05/19/10                                                     150             167
  National City Bank, 4.63%, 05/01/13                                                               100              95
  National Westminster Bank Plc, 7.38%, 10/01/09                                                    250             266
  NB Capital Trust, 7.83%, 12/15/26                                                                  75              79
  Popular North America Inc., 4.25%, 04/01/08                                                       100              98
  Royal Bank of Scotland Plc, 5.00%, 10/01/14                                                       100              96
  SLM Corp., 5.38%, 05/15/14                                                                        200             195
  Suntrust Bank, 6.38%, 04/01/11                                                                    200             208
  US Bank NA, 6.38%, 08/01/11                                                                       100             104
  Wachovia Bank Commercial Mortgage Trust, 4.89%, 10/15/41                                          200             189
  Wachovia Bank Commercial Mortgage Trust, 5.36%, 12/15/44                                          200             196
  Wachovia Bank NA, 4.85%, 07/30/07                                                                 250             249
  Wachovia Bank NA, 4.88%, 02/01/15                                                                 200             189
  Wachovia Corp., 6.25%, 08/04/08                                                                   150             153
  Wachovia Corp., 6.38%, 02/01/09                                                                   100             102
  Wells Fargo & Co., 4.20%, 01/15/10                                                                100              96
  Wells Fargo & Co., 5.00%, 11/15/14                                                                200             192
  Wells Fargo Bank NA, 6.45%, 02/01/11                                                              100             104
                                                                                                                  8,949
Beverages - 0.2%
  Anheuser-Busch Cos. Inc., 5.05%, 10/15/16                                                         100              96
  Coca-Cola Enterprises Inc., 7.13%, 08/01/17                                                       100             111
  Diageo Capital Plc, 4.38%, 05/03/10                                                                50              48
  Pepsi Bottling Group Inc., 7.00%, 03/01/29                                                         75              84
                                                                                                                    339
Biotechnology - 0.1%
  Genentech Inc., 4.75%, 07/15/15                                                                    50              47
  Genentech Inc., 5.25%, 07/15/35                                                                   250             225
                                                                                                                    272
Building Materials - 0.0%
  Masco Corp., 5.90%, 07/15/12                                                                       75              75


Chemicals - 0.1%
  Dow Chemical Co., 6.13%, 02/01/11                                                                  50              51
  Dow Chemical Co., 6.00%, 10/01/12                                                                  50              51
  EI Du Pont de Nemours & Co., 4.75%, 11/15/12                                                      100              96
  Rohm & Haas Co., 7.85%, 07/15/29                                                                   50              60
                                                                                                                    258
Comercial Mortgage Backed Securities - 3.3%
  Banc of America Commercial Mortgage Inc., 4.05%, 11/10/38                                         500             473
  Banc of America Commercial Mortgage Inc., 5.12%, 07/11/43                                         150             148
  Bear Stearns Commercial Mortgage Securities, 6.80%, 07/15/31                                       23              23
  Chase Manhattan Bank-First Union National Bank, 7.44%, 08/15/31                                    50              53
  DLJ Commercial Mortgage Corp., 6.46%, 03/10/32                                                     50              51
  DLJ Commercial Mortgage Corp., 6.88%, 06/10/32                                                     27              28
  DLJ Commercial Mortgage Corp., 6.93%, 11/10/33                                                     60              61
  First Union Commercial Mortgage Securities Inc., 6.65%, 11/18/29                                   62              63
  First Union National Bank Commercial Mortgage, 7.18%, 12/15/31                                     15              15
  First Union National Bank Commercial Mortgage, 7.39%, 12/15/31                                    105             111
  First Union National Bank Commercial Mortgage Trust, 6.14%, 03/15/33                              301             309
  First Union-Lehman Brothers, 6.56%, 11/18/35                                                      217             221
  GMAC Commercial Mortgage Securities Inc., 6.42%, 05/15/35                                          95              97
  Greenwich Capital Commercial Funding Corp., 4.34%, 06/10/36                                       500             487
  Heller Financial Commercial Mortgage Asset, 6.50%, 05/15/31                                         7               7
  JPMorgan Chase Commercial Mortgage Securities Corp., 5.82%, 05/12/34                              250             253
  JPMorgan Chase Commercial Mortgage Securities Corp., 4.45%, 01/12/38                              400             384
  JPMorgan Chase Commercial Mortgage Securities Corp., 4.88%, 01/12/38                              500             479
  JPMorgan Chase Commercial Mortgage Securities Corp., 5.38%, 06/12/41                              250             249
  JPMorgan Commercial Mortgage Finance Corp., 6.51%, 10/15/35                                        31              32
  LB Commercial Conduit Mortgage Trust, 6.48%, 02/18/30                                             180             182
  LB Commercial Conduit Mortgage Trust, 6.41%, 06/15/31                                              41              41
  LB Commercial Conduit Mortgage Trust, 6.78%, 06/15/31                                             223             231
  LB-UBS Commercial Mortgage Trust, 5.40%, 03/15/26                                                  21              21
  LB-UBS Commercial Mortgage Trust, 3.85%, 05/15/27                                                 250             232
  LB-UBS Commercial Mortgage Trust, 3.97%, 03/15/29                                                 250             233
  LB-UBS Commercial Mortgage Trust, 5.59%, 06/15/31                                                  75              76
  LB-UBS Commercial Mortgage Trust, 4.17%, 05/15/32                                                 165             152
  Merrill Lynch Mortgage Trust, 5.40%, 07/12/34                                                     200             200
  Morgan Stanley Capital I, 6.52%, 03/15/30                                                          37              37
  Morgan Stanley Capital I, 4.80%, 01/13/41                                                         250             238
  Morgan Stanley Dean Witter Capital I, 7.57%, 11/15/36                                             100             107
  Mortgage Capital Funding Inc., 7.29%, 07/20/27                                                      1               1
  Salomon Brothers Mortgage Securities VII, 6.17%, 02/13/10                                         100             101
  Wachovia Bank Commercial Mortgage Trust, 4.44%, 11/15/34                                          200             195
  Wachovia Bank Commercial Mortgage Trust, 5.22%, 01/15/41                                          100              97
  Wachovia Bank Commercial Mortgage Trust, 5.23%, 07/15/41                                          250             246
  Wachovia Bank Commercial Mortgage Trust, 4.90%, 10/15/41                                          500             473
                                                                                                                  6,407
Commercial Services - 0.1%
  Cendant Corp., 6.25%, 01/15/08                                                                    200             202
  Cendant Corp., 7.38%, 01/15/13                                                                     50              55
                                                                                                                    257
Computers - 0.4%
  Hewlett-Packard Co., 6.50%, 07/01/12                                                              250             264
  International Business Machines Corp., 5.38%, 02/01/09                                            300             301
  International Business Machines Corp., 6.50%, 01/15/28                                            200             213
                                                                                                                    778
Cosmetics & Personal Care - 0.1%
  Procter & Gamble Co., 4.95%, 08/15/14                                                             150             145


Credit Card Asset Backed Security - 0.3%
  Capital One Multi-Asset Execution Trust, 4.05%, 03/15/13                                          250             240
  Fleet Credit Card Master Trust II, 5.60%, 12/15/08                                                250             250
                                                                                                                    490
Diversified Financial Services - 4.4%
  American General Finance Corp., 4.63%, 09/01/10                                                   150             144
  Associates Corp., 6.25%, 11/01/08                                                                 300             307
  Bear Stearns Cos. Inc., 2.88%, 07/02/08                                                           250             237
  Boeing Capital Corp., 5.80%, 01/15/13                                                             125             127
  Capital One Bank, 4.88%, 05/15/08                                                                 150             148
  Capital One Bank, 6.50%, 06/13/13                                                                 250             260
  Caterpillar Financial Services Corp., 4.75%, 02/17/15                                             100              94
  CIT Group Inc., 7.38%, 04/02/07                                                                   250             255
  CIT Group Inc., 7.75%, 04/02/12                                                                   100             110
  Citigroup Inc., 3.50%, 02/01/08                                                                   500             485
  Citigroup Inc., 6.00%, 02/21/12                                                                   100             102
  Citigroup Inc., 5.00%, 09/15/14                                                                   400             383
  Citigroup Inc., 6.00%, 10/31/33                                                                    50              49
  Countrywide Home Loans Inc., 4.25%, 12/19/07                                                      250             245
  Credit Suisse USA Inc., 6.13%, 11/15/11                                                           100             103
  Credit Suisse USA Inc., 7.13%, 07/15/32                                                           100             114
  General Electric Capital Corp., 3.50%, 05/01/08                                                   450             435
  General Electric Capital Corp., 3.13%, 04/01/09                                                   150             141
  General Electric Capital Corp., 5.45%, 01/15/13                                                   500             500
  General Electric Capital Corp., 6.75%, 03/15/32                                                   100             111
  Goldman Sachs Group Inc., 6.65%, 05/15/09                                                         250             259
  Goldman Sachs Group Inc., 7.35%, 10/01/09                                                         350             371
  Goldman Sachs Group Inc., 5.25%, 04/01/13                                                         100              97
  Goldman Sachs Group Inc., 5.13%, 01/15/15                                                         200             191
  JPMorgan Chase Capital XV, 5.90%, 03/15/35                                                         75              70
  JPMorgan Chase & Co., 6.63%, 03/15/12                                                             100             105
  JPMorgan Chase & Co., 5.75%, 01/02/13                                                             100             101
  Lehman Brothers Holdings Inc., 4.00%, 01/22/08                                                    250             244
  Lehman Brothers Holdings Inc., 6.63%, 01/18/12                                                    100             105
  MBNA Corp., 7.50%, 03/15/12                                                                       100             110
  Merrill Lynch & Co. Inc., 4.13%, 09/10/09                                                         250             240
  Merrill Lynch & Co. Inc., 5.00%, 01/15/15                                                         200             191
  Morgan Stanley, 5.80%, 04/01/07                                                                   100             100
  Morgan Stanley, 6.75%, 04/15/11                                                                   300             316
  Morgan Stanley, 7.25%, 04/01/32                                                                    25              29
  National Rural Utilities Cooperative Finance Corp., 5.75%, 08/28/09                               200             202
  Pitney Bowes Credit Corp., 5.75%, 08/15/08                                                        300             303
  Residential Capital Corp., 6.38%, 06/30/10                                                         50              50
  SLM Corp., 5.00%, 10/01/13                                                                         50              48
  SLM Corp., 5.05%, 11/14/14                                                                        250             238
  Textron Financial Corp., 6.00%, 11/20/09                                                          250             254
  Toyota Motor Credit Corp., 2.88%, 08/01/08                                                        100              96
  Unilever Capital Corp., 7.13%, 11/01/10                                                           100             107
  Wells Fargo Financial Inc., 5.50%, 08/01/12                                                       250             252
                                                                                                                  8,429
Electric - 1.2%
  Alabama Power Co., 5.90%, 12/01/22                                                                100             100
  American Electric Power Co. Inc., 5.38%, 03/15/10                                                 100              99
  Consolidated Edison Co., 5.30%, 03/01/35                                                          250             226
  Constellation Energy Group Inc., 7.00%, 04/01/12                                                  100             106
  Consumers Energy Co., 5.50%, 08/15/16                                                              25              24
  Dominion Resources Inc., 7.20%, 09/15/14                                                           50              54
  Duke Energy Corp., 5.63%, 11/30/12                                                                150             150
  Exelon Generation Co. LLC, 5.35%, 01/15/14                                                        150             146
  FirstEnergy Corp., 6.45%, 11/15/11                                                                125             129
  FirstEnergy Corp., 7.38%, 11/15/31                                                                 25              28
  Hydro Quebec, 7.50%, 04/01/16                                                                     100             115
  Midamerican Energy Co., 6.75%, 12/30/31                                                            50              55
  Midamerican Energy Co., 5.90%, 10/01/12                                                           100             101
  Nisource Finance Corp., 5.40%, 07/15/14                                                            75              73
  Northern States Power, 8.00%, 08/28/12                                                            100             114
  Pacific Gas & Electric Co., 6.05%, 03/01/34                                                       100              98
  PPL Electric Utilities Corp., 6.25%, 08/15/09                                                     100             102
  Progress Energy Inc., 7.75%, 03/01/31                                                              50              58
  PSEG Power LLC, 8.63%, 04/15/31                                                                    75              95
  SCANA Corp., 6.88%, 05/15/11                                                                       75              79
  Scottish Power Plc, 5.38%, 03/15/15                                                                50              48
  Southern California Edison Co., 6.00%, 01/15/34                                                    75              74
  TXU Electric Delivery Co., 6.38%, 01/15/15                                                        150             155
  TXU Energy Co. LLC, 7.00%, 03/15/13                                                                25              27
                                                                                                                  2,256
Electrical Components & Equipment - 0.0%
  Emerson Electric Co., 5.00%, 12/15/14                                                             100              97


Electronics - 0.1%
  Thermo Electron Corp., 5.00%, 06/01/15                                                            200             189


Environmental Control - 0.1%
  Waste Management Inc., 7.38%, 08/01/10                                                            100             107


Food - 0.8%
  ConAgra Foods Inc., 7.88%, 09/15/10                                                               200             216
  Corn Products International Inc., 8.25%, 07/15/07                                                 100             103
  General Mills Inc., 6.00%, 02/15/12                                                               100             102
  Grand Metropolitan Investment Corp., 8.00%, 09/15/22                                              100             121
  Kellogg Co., 2.88%, 06/01/08                                                                      250             237
  Kraft Foods Inc., 6.50%, 11/01/31                                                                 100             104
  Kroger Co., 5.50%, 02/01/13                                                                       100              97
  Kroger Co., 7.50%, 04/01/31                                                                       150             165
  Nabisco Inc., 7.05%, 07/15/07                                                                     200             203
  Safeway Inc., 5.80%, 08/15/12                                                                     100             100
  Sara Lee Corp., 6.25%, 09/15/11                                                                    75              76
  Tyson Foods Inc., 8.25%, 10/01/11                                                                 100             107
                                                                                                                  1,631
Forest Products & Paper - 0.1%
  International Paper Co., 6.75%, 09/01/11                                                          100             104
  Weyerhaeuser Co., 7.38%, 03/15/32                                                                 100             107
                                                                                                                    211
Gas - 0.3%
  Praxair Inc., 3.95%, 06/01/13                                                                     100              91
  Sempra Energy, 4.75%, 05/15/09                                                                    200             196
  Sempra Energy, 6.00%, 02/01/13                                                                    250             253
                                                                                                                    540
Healthcare Products - 0.0%
  Baxter International Inc., 4.63%, 03/15/15                                                         75              69


Healthcare Services - 0.1%
  WellPoint Inc., 6.80%, 08/01/12                                                                   100             106
  WellPoint Inc., 4.25%, 12/15/09                                                                    50              48
                                                                                                                    154
Holding Companies - Diversified - 0.1%
  Berkshire Hathaway Finance Corp., 4.63%, 10/15/13                                                 250             237


Home Builders - 0.1%
  Pulte Homes Inc., 5.25%, 01/15/14                                                                 150             140
  Toll Brothers Inc., 4.95%, 03/15/14                                                                50              45
                                                                                                                    185
Household Products - 0.1%
  Kimberly-Clark Corp., 5.63%, 02/15/12                                                             250             254


Insurance - 0.7%
  Aegon NV, 4.75%, 06/01/13                                                                         150             142
  Allstate Corp., 6.13%, 02/15/12                                                                    75              77
  Allstate Corp., 5.35%, 06/01/33                                                                    75              68
  American International Group Inc., (Step-Up Bond), 4.25%, 05/15/13 (d)                            100              92
  Assurant Inc., 6.75%, 02/15/34                                                                    100             104
  Chubb Corp., 5.20%, 04/01/13                                                                      100              97
  Cincinnati Financial Corp., 6.13%, 11/01/34                                                       100              98
  Hartford Life Inc., 7.65%, 06/15/27                                                                75              88
  Marsh & McLennan Cos. Inc., 3.63%, 02/15/08                                                       100              96
  Marsh & McLennan Cos. Inc., 5.75%, 09/16/15                                                       100              98
  Metlife Inc., 5.00%, 11/24/13                                                                     100              96
  Metlife Inc., 5.70%, 06/15/35                                                                     100              94
  Principal Life Income Funding Trusts, 5.10%, 04/15/14                                             150             147
                                                                                                                  1,297
Lodging - 0.1%
  Harrah's Operating Co. Inc., 5.50%, 07/01/10                                                      100              99


Manufacturing - 0.2%
  General Electric Co., 5.00%, 02/01/13                                                             100              97
  Honeywell International Inc., 6.13%, 11/01/11                                                     100             103
  Tyco International Group SA, 6.13%, 01/15/09                                                      150             153
  Tyco International Group SA, 6.38%, 10/15/11                                                       50              51
                                                                                                                    404
Media - 1.0%
  CBS Corp., 7.88%, 07/30/30                                                                        125             136
  Clear Channel Communications Inc., 7.65%, 09/15/10                                                100             105
  Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13                                       250             281
  Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22                                       100             126
  Comcast Corp., 5.85%, 01/15/10                                                                    250             251
  Comcast Corp., 6.50%, 01/15/15                                                                     50              51
  Comcast Corp., 5.65%, 06/15/35                                                                    100              87
  COX Communications Inc., 4.63%, 01/15/10                                                          100              96
  COX Communications Inc., 5.45%, 12/15/14                                                          150             142
  Historic TW Inc., 6.63%, 05/15/29                                                                 100              98
  News America Inc., 5.30%, 12/15/14                                                                175             168
  News America Inc., 6.20%, 12/15/34                                                                 50              47
  RR Donnelley & Sons Co., 5.50%, 05/15/15                                                           50              47
  Time Warner Inc., 7.63%, 04/15/31                                                                 150             163
  Walt Disney Co., 7.00%, 03/01/32                                                                   50              55
                                                                                                                  1,853
Mining - 0.1%
  Alcan Inc., 4.88%, 09/15/12                                                                        50              48
  Alcan Inc., 6.13%, 12/15/33                                                                        25              25
  Alcoa Inc., 5.38%, 01/15/13                                                                        50              49
  BHP Billiton Finance USA Ltd., 4.80%, 04/15/13                                                    100              96
  Newmont Mining Corp., 5.90%, 04/01/35                                                              50              47
                                                                                                                    265
Oil & Gas - 1.1%
  Alberta Energy Co. Ltd., 7.38%, 11/01/31                                                          100             115
  Amerada Hess Corp., 6.65%, 08/15/11                                                                25              26
  Amerada Hess Corp., 7.30%, 08/15/31                                                                35              39
  Anadarko Finance Co., 6.75%, 05/01/11                                                             250             263
  Anadarko Petroleum Corp., 3.25%, 05/01/08                                                         250             240
  Burlington Resources Finance Co., 7.20%, 08/15/31                                                 100             116
  Canadian Natural Resources Ltd., 5.85%, 02/01/35                                                  150             142
  Conoco Funding Co., 7.25%, 10/15/31                                                                75              88
  ConocoPhillips, 6.65%, 07/15/18                                                                    75              81
  Devon Financing Corp. ULC, 7.88%, 09/30/31                                                        100             121
  Enterprise Products Operating LP, 4.95%, 06/01/10                                                  25              24
  Enterprise Products Operating LP, 5.60%, 10/15/14                                                  25              24
  Enterprise Products Operating LP, 6.88%, 03/01/33                                                  25              26
  Marathon Oil Corp., 6.13%, 03/15/12                                                               200             206
  Nexen Inc., 5.90%, 03/10/35                                                                        50              47
  Occidental Petroleum Corp., 6.75%, 01/15/12                                                        50              53
  Pemex Project Funding Master Trust, 7.88%, 02/01/09                                               100             105
  Pemex Project Funding Master Trust, 8.63%, 02/01/22                                                75              89
  Petro-Canada, 7.00%, 11/15/28                                                                      75              80
  Suncor Energy Inc., 5.95%, 12/01/34                                                               100             100
  XTO Energy Inc., 4.90%, 02/01/14                                                                   75              71
                                                                                                                  2,056
Other Asset Backed Securities - 0.2%
  JPMorgan Chase Commercial Mortgage Securities Corp., 4.77%, 03/12/39                              500             479
  PP&L Transition Bond Co. LLC, 7.05%, 06/25/09                                                      44              44
                                                                                                                    523


Packaging & Containers - 0.1%
  RR Donnelley & Sons Co., 4.95%, 04/01/14                                                          200             183


Pharmaceuticals - 0.2%
  Pharmacia Corp., 6.60%, 12/01/28                                                                   50              55
  Schering-Plough Corp., 6.75%, 12/01/33                                                             50              54
  Wyeth, 5.50%, 03/15/13                                                                            100              99
  Wyeth, 6.45%, 02/01/24                                                                            100             103
                                                                                                                    311
Pipelines - 0.2%
  CenterPoint Energy Resources Corp., 7.88%, 04/01/13                                                50              56
  Consolidated Natural Gas Co., 6.80%, 12/15/27                                                      50              52
  Kinder Morgan Energy Partners LP, 5.00%, 12/15/13                                                  75              71
  Kinder Morgan Inc., 7.25%, 03/01/28                                                               150             161
                                                                                                                    340
Real Estate - 0.1%
  EOP Operating LP, 4.75%, 03/15/14                                                                 175             161
  ERP Operating LP, 5.25%, 09/15/14                                                                  50              48
                                                                                                                    209
Real Estate Investment Trusts - 0.2%
  Boston Properties LP, 6.25%, 01/15/13                                                             150             154
  Camden Property Trust, 5.00%, 06/15/15                                                            100              94
  Simon Property Group LP, 7.13%, 02/09/09                                                          200             208
                                                                                                                    456
Retail - 0.5%
  Federated Department Stores Inc., 6.90%, 04/01/29                                                 100             104
  May Department Stores Co., 4.80%, 07/15/09                                                        150             147
  Target Corp., 7.00%, 07/15/31                                                                     100             115
  Wal-Mart Stores Inc., 4.55%, 05/01/13                                                             100              95
  Wal-Mart Stores Inc., 7.55%, 02/15/30                                                             300             360
  Yum! Brands Inc., 8.88%, 04/15/11                                                                  50              56
                                                                                                                    877
Savings & Loans - 0.1%
  Washington Mutual Inc., 4.63%, 04/01/14                                                           100              91
  Washington Mutual Inc., 5.13%, 01/15/15                                                           200             189
                                                                                                                    280
Telecommunications - 1.4%
  Alltel Corp., 7.88%, 07/01/32                                                                      50              59
  AT&T Inc., 5.90%, 02/01/12                                                                        100             101
  AT&T Inc., 6.15%, 09/15/34                                                                         50              47
  BellSouth Capital Funding, 7.88%, 02/15/30                                                        100             114
  BellSouth Corp., 5.20%, 09/15/14                                                                  100              96
  British Telecommunications Plc, 8.38%, 12/15/10                                                   250             279
  Cisco Systems Inc., 5.50%, 02/22/16                                                               250             246
  Deutsche Telekom International Finance BV, 8.00%, 06/15/10                                        400             436
  GTE Corp., 6.94%, 04/15/28                                                                         50              50
  Southwestern Bell Telephone, 7.00%, 07/01/15                                                      100             107
  Sprint Capital Corp., 8.38%, 03/15/12                                                             100             113
  Sprint Capital Corp., 6.88%, 11/15/28                                                             100             103
  Sprint Capital Corp., 8.75%, 03/15/32                                                             100             125
  Telecom Italia Capital SA, 4.95%, 09/30/14                                                        100              92
  Telecom Italia Capital SA, 6.38%, 11/15/33                                                         50              47
  Telecom Italia Capital SA, 6.00%, 09/30/34                                                        100              90
  Telefonica Europe BV, 8.25%, 09/15/30                                                             100             116
  TELUS Corp., 7.50%, 06/01/07                                                                      125             128
  Verizon Global Funding Corp., 7.25%, 12/01/10                                                     250             265
  Verizon Global Funding Corp., 7.75%, 12/01/30                                                      50              55
  Verizon Global Funding Corp., 5.85%, 09/15/35                                                     100              90
                                                                                                                  2,759
Tobacco - 0.0%
  Altria Group Inc., 7.75%, 01/15/27                                                                 75              86


Transportation - 0.4%
  Burlington Northern Santa Fe Corp., 5.90%, 07/01/12                                               150             153
  CSX Corp., 6.75%, 03/15/11                                                                         50              53
  CSX Corp., 6.30%, 03/15/12                                                                        250             259
  Norfolk Southern Corp., 7.25%, 02/15/31                                                            75              87
  Union Pacific Corp., 6.63%, 02/01/08                                                              250             255
  Union Pacific Corp., 6.63%, 02/01/29                                                               25              27
                                                                                                                    834
Wireless Telecommunications - 0.4%
  Motorola Inc., 7.63%, 11/15/10                                                                    274             299
  New Cingular Wireless Services Inc., 7.50%, 05/01/07                                              250             256
  New Cingular Wireless Services Inc., 8.75%, 03/01/31                                              108             137
  Vodafone Group Plc, 5.00%, 12/16/13                                                               150             142
                                                                                                                    834

  Total Corporate Bonds (cost $50,687)                                                                           49,102

Government Securities - 72.5%
Banks - 0.2%
  Kreditanstalt fuer Wiederaufbau, 3.25%, 03/30/09                                                  350             332


Sovereign - 1.6%
  Chile Government International Bond, 5.50%, 01/15/13                                              100             100
  Financement-Quebec, 5.00%, 10/25/12                                                               100              98
  Inter-American Development Bank, 7.38%, 01/15/10                                                  100             108
  Israel Government International Bond, 4.63%, 06/15/13                                              75              70
  Italy Government International Bond, 4.00%, 06/16/08                                              250             244
  Italy Government International Bond, 5.63%, 06/15/12                                              250             255
  Italy Government International Bond, 4.38%, 06/15/13                                              100              95
  Italy Government International Bond, 6.88%, 09/27/23                                              200             227
  Italy Government International Bond, 5.38%, 06/15/33                                              100              96
  Mexico Government International Bond, 6.38%, 01/16/13                                              89              91
  Mexico Government International Bond, 6.63%, 03/03/15                                              93              97
  Mexico Government International Bond, 7.50%, 04/08/33                                             250             279
  Province of Nova Scotia Canada, 5.75%, 02/27/12                                                   100             102
  Province of Ontario, 3.63%, 10/21/09                                                              150             142
  Province of Ontario, 4.50%, 02/03/15                                                              100              95
  Province of Quebec, 5.75%, 02/15/09                                                               125             127
  Province of Quebec, 4.60%, 05/26/15                                                               250             236
  Province of Quebec, 7.50%, 07/15/23                                                               100             121
  Republic of Korea, 8.88%, 04/15/08                                                                300             323
  Svensk Exportkredit AB, 4.00%, 06/15/10                                                           200             191
                                                                                                                  3,097
U.S. Government Agencies - 44.0%
  Federal Home Loan Mortgage Corp., 3.00%, 09/29/06                                                 200             198
  Federal Home Loan Mortgage Corp., 4.25%, 05/08/07                                                  50              50
  Federal Home Loan Mortgage Corp., 2.88%, 05/15/07                                               1,000             976
  Federal Home Loan Mortgage Corp., 3.63%, 06/20/07                                               1,000             982
  Federal Home Loan Mortgage Corp., 3.30%, 09/14/07                                                 100              98
  Federal Home Loan Mortgage Corp., 3.38%, 09/14/07                                               1,075           1,050
  Federal Home Loan Mortgage Corp., 4.13%, 10/26/07                                                  50              49
  Federal Home Loan Mortgage Corp., 3.25%, 11/02/07                                                 150             146
  Federal Home Loan Mortgage Corp., 4.38%, 11/16/07                                                 200             198
  Federal Home Loan Mortgage Corp., 3.63%, 01/15/08                                                 300             293
  Federal Home Loan Mortgage Corp., 5.00%, 02/08/08                                                 100             100
  Federal Home Loan Mortgage Corp., 4.00%, 03/10/08                                                 150             147
  Federal Home Loan Mortgage Corp., 2.75%, 03/14/08                                                 600             574
  Federal Home Loan Mortgage Corp., 4.10%, 06/13/08                                                 150             147
  Federal Home Loan Mortgage Corp., 4.90%, 07/24/08                                                  50              50
  Federal Home Loan Mortgage Corp., 4.50%, 08/04/08                                                 200             198
  Federal Home Loan Mortgage Corp., 4.90%, 11/03/08                                                 100              99
  Federal Home Loan Mortgage Corp., 4.63%, 12/19/08                                                 900             890
  Federal Home Loan Mortgage Corp., 4.25%, 07/15/09                                                  50              49
  Federal Home Loan Mortgage Corp., 4.13%, 09/01/09                                                 100              97
  Federal Home Loan Mortgage Corp., 4.13%, 11/18/09                                                 300             290
  Federal Home Loan Mortgage Corp., 4.38%, 01/25/10                                                 200             194
  Federal Home Loan Mortgage Corp., 4.38%, 03/01/10                                                 300             291
  Federal Home Loan Mortgage Corp., 4.50%, 07/06/10                                                 200             195
  Federal Home Loan Mortgage Corp., 4.13%, 07/12/10                                                 800             769
  Federal Home Loan Mortgage Corp., 4.13%, 02/24/11                                                 500             477
  Federal Home Loan Mortgage Corp., 5.40%, 02/28/11                                                  50              50
  Federal Home Loan Mortgage Corp., 5.50%, 09/15/11                                                 500             508
  Federal Home Loan Mortgage Corp., 5.75%, 05/15/12                                                 325             335
  Federal Home Loan Mortgage Corp., 5.13%, 07/15/12                                                 428             427
  Federal Home Loan Mortgage Corp., 4.50%, 11/15/12                                                 200             193
  Federal Home Loan Mortgage Corp., 4.63%, 05/28/13                                                  75              71
  Federal Home Loan Mortgage Corp., 6.50%, 06/01/14                                                 151             154
  Federal Home Loan Mortgage Corp., 5.25%, 06/18/14                                               1,090           1,092
  Federal Home Loan Mortgage Corp., 7.00%, 08/01/15                                                  26              27
  Federal Home Loan Mortgage Corp., 7.00%, 11/01/15                                                   1               1
  Federal Home Loan Mortgage Corp., 7.00%, 11/01/16                                                 101             104
  Federal Home Loan Mortgage Corp., 6.00%, 12/01/16                                                  72              73
  Federal Home Loan Mortgage Corp., 4.50%, 01/01/18                                                  65              62
  Federal Home Loan Mortgage Corp., 5.50%, 04/01/18                                                  40              40
  Federal Home Loan Mortgage Corp., 4.50%, 11/01/18                                                 643             615
  Federal Home Loan Mortgage Corp., 4.50%, 11/01/18                                                 678             648
  Federal Home Loan Mortgage Corp., 4.50%, 12/01/18                                               1,125           1,076
  Federal Home Loan Mortgage Corp., 6.00%, 02/01/19                                                 487             493
  Federal Home Loan Mortgage Corp., 4.00%, 05/01/19                                                  62              58
  Federal Home Loan Mortgage Corp., 5.00%, 07/01/19                                                 140             136
  Federal Home Loan Mortgage Corp., 4.00%, 09/01/20                                                 394             367
  Federal Home Loan Mortgage Corp., 4.50%, 09/01/20                                                 805             768
  Federal Home Loan Mortgage Corp., 5.00%, 10/01/20                                               2,047           1,996
  Federal Home Loan Mortgage Corp., 5.50%, 12/01/20                                               1,760           1,748
  Federal Home Loan Mortgage Corp., 6.50%, 07/01/28                                                 198             202
  Federal Home Loan Mortgage Corp., 6.50%, 12/01/28                                                  99             101
  Federal Home Loan Mortgage Corp., 6.50%, 05/01/29                                                  36              37
  Federal Home Loan Mortgage Corp., 6.75%, 09/15/29                                                  60              71
  Federal Home Loan Mortgage Corp., 6.50%, 03/01/31                                                  40              41
  Federal Home Loan Mortgage Corp., 7.00%, 06/01/31                                                  21              22
  Federal Home Loan Mortgage Corp., 7.50%, 11/01/31                                                 224             234
  Federal Home Loan Mortgage Corp., 7.50%, 04/01/32                                                 368             385
  Federal Home Loan Mortgage Corp., 6.25%, 07/15/32                                                 100             113
  Federal Home Loan Mortgage Corp., 5.50%, 10/01/32                                               1,526           1,493
  Federal Home Loan Mortgage Corp., 5.50%, 04/01/33                                                 313             306
  Federal Home Loan Mortgage Corp., 5.50%, 04/01/33                                                 190             186
  Federal Home Loan Mortgage Corp., 6.00%, 04/01/33                                                  10              10
  Federal Home Loan Mortgage Corp., 5.00%, 09/01/33                                               3,013           2,875
  Federal Home Loan Mortgage Corp., 4.50%, 10/01/33                                                   9               8
  Federal Home Loan Mortgage Corp., 6.50%, 12/01/34                                                 797             813
  Federal Home Loan Mortgage Corp., 6.50%, 06/01/35                                                  15              15
  Federal Home Loan Mortgage Corp., 6.50%, 07/01/35                                                  32              32
  Federal Home Loan Mortgage Corp., 5.00%, 11/01/35                                               2,667           2,538
  Federal Home Loan Mortgage Corp., 5.50%, 11/01/35                                               1,009             985
  Federal Home Loan Mortgage Corp., 4.50%, 12/01/35                                                 398             368
  Federal Home Loan Mortgage Corp., 5.50%, 12/01/35                                               3,228           3,152
  Federal Home Loan Mortgage Corp., 6.00%, 12/01/35                                               1,895           1,896
  Federal Home Loan Mortgage Corp., 6.00%, 12/01/35                                               1,819           1,820
  Federal Home Loan Mortgage Corp., 4.50%, 01/01/36                                                 399             368
  Federal Home Loan Mortgage Corp., 5.50%, 02/01/36                                               1,199           1,171
  Federal Home Loan Mortgage Corp., 6.00%, 02/01/36                                               1,000           1,001
  Federal Home Loan Mortgage Corp., 5.00%, 03/01/36                                                  75              71
  Federal Home Loan Mortgage Corp., 5.00%, 04/01/36                                                 525             500
  Federal National Mortgage Association, 4.25%, 07/15/07                                          1,000             989
  Federal National Mortgage Association, 4.38%, 09/07/07                                            100              99
  Federal National Mortgage Association, 4.25%, 09/15/07                                            295             291
  Federal National Mortgage Association, 3.65%, 11/30/07                                            200             195
  Federal National Mortgage Association, 4.88%, 01/11/08                                            100              99
  Federal National Mortgage Association, 3.25%, 01/15/08                                            330             320
  Federal National Mortgage Association, 5.10%, 02/22/08                                            100             100
  Federal National Mortgage Association, 6.00%, 05/15/08                                            950             968
  Federal National Mortgage Association, 2.50%, 06/15/08                                            355             336
  Federal National Mortgage Association, 3.88%, 07/15/08                                            550             536
  Federal National Mortgage Association, 4.50%, 08/04/08                                            300             296
  Federal National Mortgage Association, 4.50%, 08/15/08                                            150             148
  Federal National Mortgage Association, 5.00%, 01/23/09                                            150             149
  Federal National Mortgage Association, 3.25%, 02/15/09                                            350             333
  Federal National Mortgage Association, 4.25%, 05/15/09                                            150             146
  Federal National Mortgage Association, 6.63%, 09/15/09 (l)                                        520             544
  Federal National Mortgage Association, 4.13%, 05/15/10                                            645             621
  Federal National Mortgage Association, 4.63%, 06/01/10                                            200             195
  Federal National Mortgage Association, 6.00%, 05/15/11                                            700             726
  Federal National Mortgage Association, 4.63%, 10/15/14                                            550             530
  Federal National Mortgage Association, 4.38%, 10/15/15                                            390             368
  Federal National Mortgage Association, 6.50%, 02/01/16                                             13              13
  Federal National Mortgage Association, 6.00%, 06/01/16                                            129             131
  Federal National Mortgage Association, 6.50%, 09/01/16                                             23              24
  Federal National Mortgage Association, 6.50%, 10/01/16                                             41              42
  Federal National Mortgage Association, 6.50%, 12/01/16                                              1               1
  Federal National Mortgage Association, 5.50%, 03/01/17                                             45              44
  Federal National Mortgage Association, 5.50%, 09/01/17                                            725             721
  Federal National Mortgage Association, 5.00%, 10/01/17                                             65              63
  Federal National Mortgage Association, 5.00%, 01/01/18 (c)                                        320             313
  Federal National Mortgage Association, 4.50%, 03/01/18                                            842             805
  Federal National Mortgage Association, 4.00%, 07/01/18                                            598             561
  Federal National Mortgage Association, 4.00%, 08/01/18                                            374             350
  Federal National Mortgage Association, 4.00%, 10/01/18                                            145             136
  Federal National Mortgage Association, 4.50%, 11/01/18                                            481             460
  Federal National Mortgage Association, 5.00%, 11/01/18                                          1,432           1,397
  Federal National Mortgage Association, 5.50%, 05/01/20                                            459             456
  Federal National Mortgage Association, 4.50%, 07/01/20                                            908             868
  Federal National Mortgage Association, 5.00%, 11/01/20                                          2,351           2,292
  Federal National Mortgage Association, 6.00%, 12/01/20                                            379             384
  Federal National Mortgage Association, 5.00%, 02/01/21                                            200             195
  Federal National Mortgage Association, 5.00%, 02/01/21                                            100              97
  Federal National Mortgage Association, 4.50%, 03/01/21                                            200             191
  Federal National Mortgage Association, 6.25%, 05/15/29 (l)                                        225             253
  Federal National Mortgage Association, 7.25%, 05/15/30                                            340             427
  Federal National Mortgage Association, 7.00%, 09/01/30                                             10              10
  Federal National Mortgage Association, 6.63%, 11/15/30                                            160             188
  Federal National Mortgage Association, 7.00%, 02/01/31                                            122             125
  Federal National Mortgage Association, 5.50%, 01/01/32                                            311             305
  Federal National Mortgage Association, 6.50%, 07/01/32                                            105             107
  Federal National Mortgage Association, 7.00%, 07/01/32                                             28              29
  Federal National Mortgage Association, 6.00%, 02/01/33                                            278             278
  Federal National Mortgage Association, 5.50%, 06/01/33                                          2,414           2,357
  Federal National Mortgage Association, 5.50%, 10/01/33                                          2,415           2,358
  Federal National Mortgage Association, 4.50%, 11/01/33                                            414             381
  Federal National Mortgage Association, 4.50%, 11/01/33                                            583             540
  Federal National Mortgage Association, 5.00%, 11/01/33                                          1,967           1,873
  Federal National Mortgage Association, 5.00%, 03/01/34                                          3,078           2,931
  Federal National Mortgage Association, 5.00%, 04/01/34                                            396             377
  Federal National Mortgage Association, 5.00%, 06/01/34                                            245             233
  Federal National Mortgage Association, 5.50%, 07/01/34                                          1,323           1,293
  Federal National Mortgage Association, 6.50%, 07/01/34                                            849             866
  Federal National Mortgage Association, 6.00%, 08/01/34                                            873             873
  Federal National Mortgage Association, 5.50%, 02/01/35                                          1,337           1,307
  Federal National Mortgage Association, 6.50%, 04/01/35                                            668             682
  Federal National Mortgage Association, 5.50%, 08/01/35                                            323             315
  Federal National Mortgage Association, 4.50%, 10/01/35                                             94              87
  Federal National Mortgage Association, 5.00%, 11/01/35                                          2,168           2,064
  Federal National Mortgage Association, 5.00%, 11/01/35                                            237             226
  Federal National Mortgage Association, 5.50%, 12/01/35                                            600             586
  Federal National Mortgage Association, 5.50%, 12/01/35                                            300             293
  Federal National Mortgage Association, 7.00%, 12/01/35                                             14              14
  General National Mortgage Association, 8.00%, 04/15/30                                             41              44
  General National Mortgage Association, 8.50%, 06/15/30                                             18              20
  General National Mortgage Association, 8.50%, 12/15/30                                              2               2
  General National Mortgage Association, 6.50%, 01/15/32                                            172             178
  General National Mortgage Association, 6.00%, 10/15/32                                            154             156
  General National Mortgage Association, 6.00%, 01/15/33                                            337             341
  General National Mortgage Association, 5.50%, 07/15/33                                            488             483
  General National Mortgage Association, 6.00%, 07/15/34                                            125             126
  General National Mortgage Association, 6.00%, 08/15/34                                            547             554
  General National Mortgage Association, 5.00%, 01/15/35                                          1,300           1,259
  General National Mortgage Association, 5.50%, 04/15/35                                            500             495
  General National Mortgage Association, 6.00%, 05/15/35                                            229             232
  General National Mortgage Association, 5.50%, 11/15/35                                            500             495
  General National Mortgage Association, 5.50%, 12/15/35                                            500             495
  General National Mortgage Association, 5.50%, 03/15/36                                            500             495
  General National Mortgage Association, 6.50%, 03/15/36                                            300             312
                                                                                                                 85,061
U.S. Treasury Securities - 26.0%
  United States Treasury Bond, 10.38%, 11/15/12                                                     240             260
  United States Treasury Bond, 12.00%, 08/15/13 (l)                                                 250             290
  United States Treasury Bond, 11.25%, 02/15/15                                                     495             719
  United States Treasury Bond, 7.25%, 05/15/16 (l)                                                  270             319
  United States Treasury Bond, 8.75%, 05/15/17 (l)                                                  715             944
  United States Treasury Bond, 8.88%, 02/15/19 (l)                                                  645             878
  United States Treasury Bond, 8.13%, 08/15/19                                                      200             260
  United States Treasury Bond, 8.50%, 02/15/20                                                      600             805
  United States Treasury Bond, 8.75%, 05/15/20                                                      180             247
  United States Treasury Bond, 8.00%, 11/15/21                                                    1,310           1,721
  United States Treasury Bond, 7.13%, 02/15/23                                                      735             904
  United States Treasury Bond, 6.25%, 08/15/23                                                    1,050           1,191
  United States Treasury Bond, 6.88%, 08/15/25                                                      190             232
  United States Treasury Bond, 6.75%, 08/15/26                                                      200             242
  United States Treasury Bond, 6.50%, 11/15/26 (f)                                                  360             425
  United States Treasury Bond, 6.38%, 08/15/27 (l)                                                  380             444
  United States Treasury Bond, 6.13%, 11/15/27                                                      300             342
  United States Treasury Bond, 5.25%, 02/15/29                                                      715             734
  United States Treasury Bond, 6.25%, 05/15/30 (l)                                                  250             292
  United States Treasury Bond, 4.50%, 02/15/36                                                      300             281
  United States Treasury Note, 6.25%, 02/15/07                                                      450             455
  United States Treasury Note, 3.75%, 03/31/07                                                      420             415
  United States Treasury Note, 4.38%, 05/15/07                                                      630             627
  United States Treasury Note, 3.63%, 06/30/07                                                    2,200           2,167
  United States Treasury Note, 3.25%, 08/15/07                                                      320             313
  United States Treasury Note, 4.00%, 08/31/07                                                    1,000             988
  United States Treasury Note, 4.25%, 10/31/07                                                      300             297
  United States Treasury Note, 3.00%, 11/15/07                                                    2,300           2,234
  United States Treasury Note, 4.38%, 01/31/08                                                    1,400           1,388
  United States Treasury Note, 3.38%, 02/15/08                                                    1,000             974
  United States Treasury Note, 5.50%, 02/15/08                                                    1,100           1,113
  United States Treasury Note, 4.63%, 02/29/08                                                      197             196
  United States Treasury Note, 3.75%, 05/15/08                                                      500             489
  United States Treasury Note, 5.63%, 05/15/08                                                      500             508
  United States Treasury Note, 4.13%, 08/15/08                                                      510             503
  United States Treasury Note, 3.38%, 11/15/08                                                      980             945
  United States Treasury Note, 4.75%, 11/15/08                                                      890             888
  United States Treasury Note, 3.38%, 12/15/08                                                    1,050           1,012
  United States Treasury Note, 3.25%, 01/15/09                                                      710             681
  United States Treasury Note, 4.50%, 02/15/09                                                    1,000             991
  United States Treasury Note, 2.63%, 03/15/09                                                    1,660           1,561
  United States Treasury Note, 3.13%, 04/15/09                                                    1,350           1,286
  United States Treasury Note, 5.50%, 05/15/09                                                      310             316
  United States Treasury Note, 3.63%, 07/15/09                                                      230             222
  United States Treasury Note, 3.50%, 08/15/09                                                    1,160           1,113
  United States Treasury Note, 6.00%, 08/15/09                                                      500             518
  United States Treasury Note, 3.38%, 10/15/09 (l)                                                  980             934
  United States Treasury Note, 6.50%, 02/15/10 (l)                                                  670             709
  United States Treasury Note, 4.00%, 04/15/10                                                    2,600           2,521
  United States Treasury Note, 3.88%, 07/15/10                                                    1,020             983
  United States Treasury Note, 4.13%, 08/15/10                                                      120             117
  United States Treasury Note, 5.00%, 02/15/11                                                    1,220           1,230
  United States Treasury Note, 4.50%, 02/28/11                                                       62              61
  United States Treasury Note, 4.88%, 02/15/12                                                      855             856
  United States Treasury Note, 4.38%, 08/15/12                                                      845             823
  United States Treasury Note, 4.00%, 11/15/12                                                      370             352
  United States Treasury Note, 3.88%, 02/15/13                                                       50              47
  United States Treasury Note, 3.63%, 05/15/13                                                      600             556
  United States Treasury Note, 4.25%, 08/15/13                                                      250             240
  United States Treasury Note, 4.25%, 11/15/13                                                    1,750           1,681
  United States Treasury Note, 4.75%, 05/15/14                                                      540             535
  United States Treasury Note, 4.25%, 08/15/14 (l)                                                  465             445
  United States Treasury Note, 4.25%, 11/15/14                                                      870             832
  United States Treasury Note, 4.00%, 02/15/15                                                    1,470           1,378
  United States Treasury Note, 4.13%, 05/15/15                                                      600             567
  United States Treasury Note, 4.25%, 08/15/15                                                      620             591
  United States Treasury Note, 4.50%, 11/15/15                                                    1,100           1,067
  United States Treasury Note, 4.50%, 02/15/16                                                      132             129
  United States Treasury Note, 9.00%, 11/15/18                                                    1,000           1,369
                                                                                                                 51,753

  Total Government Securities (cost $142,886)                                                                   140,243

Municipals - 0.1%
  New Jersey State Turnpike Authority, 4.26%, 01/01/16                                                5               5
  New Jersey State Turnpike Authority, 4.26%, 01/01/16                                               95              88
  State of Illinois, 5.10%, 06/01/33                                                                200             187

  Total Municipals (cost $280)                                                                                      280

Short Term Investments - 2.9%
Money Market Funds - 1.3%
  JNL Money Market Fund, 4.62% (a) (n)                                                            2,464           2,464


Securities Lending Collateral - 1.6%
  Mellon GSL Delaware Business Trust Collateral Fund (n)                                          3,041           3,041

  Total Short Term Investments (cost $5,505)                                                                      5,505

Total Investments - 100.9% (cost $199,358)                                                                      195,130

Other Assets and Liabilities, Net -  (0.9%)                                                                     (1,751)

Total Net Assets - 100%                                                                                        $193,379

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
Common Stocks - 97.5%
Advertising - 0.0%
  Interpublic Group of Cos. Inc. (b)                                                                  -              $-


Aerospace & Defense - 2.2%
  Boeing Co.                                                                                          3             218
  Goodrich Corp.                                                                                      8             345
  Lockheed Martin Corp.                                                                               4             296
  Raytheon Co.                                                                                        9             419
  Rockwell Collins Inc.                                                                               3             186
                                                                                                                  1,464
Airlines - 0.1%
  Southwest Airlines Co.                                                                              3              62


Apparel - 1.3%
  Coach Inc. (b)                                                                                     12             398
  Nike Inc. - Class B                                                                                 5             400
                                                                                                                    798
Auto Manufacturers - 0.2%
  Ford Motor Co.                                                                                      5              43
  General Motors Corp. (l)                                                                            3              64
                                                                                                                    107
Auto Parts & Equipment - 0.0%
  Cooper Tire & Rubber Co.                                                                            -               4


Banks - 6.7%
  Bank of America Corp.                                                                              30           1,363
  Comerica Inc.                                                                                       6             359
  Compass Bancshares Inc.                                                                             6             319
  Fifth Third Bancorp.                                                                                2              86
  KeyCorp                                                                                             5             169
  North Fork Bancorp. Inc.                                                                            1              37
  SunTrust Banks Inc.                                                                                 6             400
  Synovus Financial Corp.                                                                            13             355
  US Bancorp                                                                                          9             259
  Wachovia Corp.                                                                                      9             518
  Wells Fargo & Co.                                                                                   5             349
                                                                                                                  4,214
Beverages - 2.1%
  Brown-Forman Corp. - Class B                                                                        1             104
  Coca-Cola Co.                                                                                      19             777
  PepsiCo Inc.                                                                                        8             450
                                                                                                                  1,331
Biotechnology - 1.1%
  Amgen Inc. (b)                                                                                      7             478
  Biogen Idec Inc. (b)                                                                                2              85
  Chiron Corp. (b)                                                                                    1              34
  Genzyme Corp. (b)                                                                                   1              82
  Medimmune Inc. (b)                                                                                  1              49
                                                                                                                    728
Building Materials - 0.1%
  Vulcan Materials Co.                                                                                1              43


Chemicals - 2.6%
  Ashland Inc.                                                                                        -              21
  Dow Chemical Co.                                                                                   11             431
  Eastman Chemical Co.                                                                                3             133
  EI Du Pont de Nemours & Co. (l)                                                                     7             290
  Engelhard Corp.                                                                                     1              20
  International Flavors & Fragrances Inc.                                                             -              14
  PPG Industries Inc.                                                                                 4             228
  Rohm & Haas Co.                                                                                     8             396
  Sherwin-Williams Co.                                                                                2              79
  Sigma-Aldrich Corp.                                                                                 -              26
                                                                                                                  1,638
Commercial Services - 0.5%
  Cendant Corp.                                                                                       6              97
  Equifax Inc.                                                                                        1              22
  H&R Block Inc. (l)                                                                                  2              39
  Live Nation Inc. (b)                                                                                -               1
  Paychex Inc.                                                                                        3             104
  RR Donnelley & Sons Co.                                                                             1              38
                                                                                                                    301
Computers - 4.4%
  Apple Computer Inc. (b)                                                                             9             548
  Dell Inc. (b)                                                                                      16             480
  Electronic Data Systems Corp. (l)                                                                   2              51
  EMC Corp. (b)                                                                                       7              95
  Hewlett-Packard Co.                                                                                 7             238
  International Business Machines Corp.                                                              12             998
  NCR Corp. (b)                                                                                       9             364
  Network Appliance Inc. (b)                                                                          1              18
                                                                                                                  2,792
Cosmetics & Personal Care - 2.4%
  Alberto-Culver Co. - Class B (l)                                                                    6             279
  Colgate-Palmolive Co.                                                                               3             177
  Estee Lauder Cos. Inc.                                                                              8             305
  Proctor & Gamble Co.                                                                               13             752
                                                                                                                  1,513
Data Processing - 0.2%
  Fiserv Inc. (b)                                                                                     3             128


Diversified Financial Services - 8.3%
  American Express Co.                                                                                5             271
  Ameriprise Financial Inc.                                                                           1              46
  Capital One Financial Corp.                                                                         1              64
  CIT Group Inc.                                                                                      7             385
  Citigroup Inc.                                                                                     30           1,423
  Countrywide Financial Corp.                                                                         5             187
  Fannie Mae                                                                                          5             262
  Goldman Sachs Group Inc.                                                                            5             774
  JPMorgan Chase & Co.                                                                               10             430
  Lehman Brothers Holdings Inc.                                                                       2             231
  Merrill Lynch & Co. Inc.                                                                            6             479
  Morgan Stanley                                                                                     11             689
                                                                                                                  5,241
Diversified Machinery - 0.0%
  Cummins Inc.                                                                                        -              32


Electric - 2.0%
  Allegheny Energy Inc. (b)                                                                           1              27
  Ameren Corp. (l)                                                                                    5             229
  Centerpoint Energy Inc.                                                                             1              16
  Cinergy Corp.                                                                                       1              45
  CMS Energy Corp. (b)                                                                                1              17
  Constellation Energy Group Inc.                                                                     5             290
  Dominion Resources Inc.                                                                             1              55
  Duke Energy Corp. (b) (l)                                                                           4             105
  Edison International Inc.                                                                           2              70
  Exelon Corp.                                                                                        3             148
  PG&E Corp. (l)                                                                                      2              70
  Southern Co. (l)                                                                                    3             106
  TXU Corp.                                                                                           2              99
                                                                                                                  1,277
Electrical Components & Equipment - 0.2%
  Molex Inc.                                                                                          5             156


Electronics - 0.3%
  Jabil Circuit Inc. (b)                                                                              1              39
  Sanmina-SCI Corp. (b)                                                                              22              88
  Solectron Corp. (b)                                                                                16              64
                                                                                                                    191
Environmental Control - 0.2%
  Allied Waste Industries Inc. (b)                                                                    2              18
  Waste Management Inc.                                                                               3             106
                                                                                                                    124
Food - 1.5%
  Albertson's Inc.                                                                                    2              49
  General Mills Inc.                                                                                  3             147
  Kellogg Co.                                                                                         8             339
  Kroger Co. (b)                                                                                      1              18
  McCormick & Co. Inc.                                                                               11             372
  Supervalu Inc.                                                                                      1              25
                                                                                                                    950
Forest Products & Paper - 0.3%
  International Paper Co.                                                                             3              93
  MeadWestvaco Corp.                                                                                  1              27
  Plum Creek Timber Co. Inc.                                                                          1              36
  Temple-Inland Inc.                                                                                  1              26
                                                                                                                    182
Gas - 0.1%
  KeySpan Corp.                                                                                       1              37


Healthcare Products - 4.2%
  Bausch & Lomb Inc.                                                                                  3             159
  Becton Dickinson & Co.                                                                              3             166
  Biomet Inc.                                                                                         3              92
  Guidant Corp.                                                                                       3             242
  Johnson & Johnson                                                                                  20           1,200
  Medtronic Inc.                                                                                      1              63
  Stryker Corp.                                                                                       8             368
  Zimmer Holdings Inc. (b) (l)                                                                        6             372
                                                                                                                  2,662
Healthcare Services - 2.6%
  Aetna Inc.                                                                                          3             154
  HCA Inc.                                                                                            3             156
  Health Management Associates Inc.                                                                   3              54
  Humana Inc. (b)                                                                                     1              42
  Manor Care Inc.                                                                                     6             257
  Quest Diagnostics Inc.                                                                              6             328
  Tenet Healthcare Corp. (b) (l)                                                                      2              17
  UnitedHealth Group Inc.                                                                             7             374
  WellPoint Inc. (b)                                                                                  3             251
                                                                                                                  1,633
Home Builders - 0.9%
  Centex Corp.                                                                                        2             143
  KB Home                                                                                             5             338
  Pulte Homes Inc. (l)                                                                                2              65
                                                                                                                    546
Household Products - 0.6%
  Kimberly-Clark Corp.                                                                                7             387


Insurance - 4.2%
  Aflac Inc.                                                                                          3             122
  Allstate Corp.                                                                                      4             183
  AMBAC Financial Group Inc.                                                                          1              40
  American International Group Inc.                                                                  16           1,043
  Cigna Corp.                                                                                         1              78
  Cincinnati Financial Corp.                                                                          1              32
  Hartford Financial Services Group Inc.                                                              2             129
  Jefferson-Pilot Corp. (p)                                                                           1              41
  Lincoln National Corp.                                                                              1              44
  Loews Corp.                                                                                         1              92
  MBIA Inc.                                                                                           2             132
  MetLife Inc.                                                                                        7             339
  MGIC Investment Corp. (l)                                                                           -              27
  Prudential Financial Inc.                                                                           3             194
  Safeco Corp.                                                                                        2             115
  Torchmark Corp.                                                                                     1              29
                                                                                                                  2,640
Internet - 0.5%
  Google Inc. - Class A (b)                                                                           1             293


Iron & Steel - 0.2%
  Nucor Corp.                                                                                         1              94
  United States Steel Corp.                                                                           -              25
                                                                                                                    119
Leisure Time - 0.6%
  Brunswick Corp.                                                                                     2              82
  Harley-Davidson Inc. (l)                                                                            4             223
  Sabre Holdings Corp.                                                                                3              78
                                                                                                                    383
Lodging - 0.8%
  Hilton Hotels Corp.                                                                                14             356
  Starwood Hotels & Resorts Worldwide Inc. (b)                                                        3             169
                                                                                                                    525
Manufacturing - 6.4%
  3M Corp.                                                                                            4             317
  Dover Corp.                                                                                         7             345
  Eaton Corp.                                                                                         3             190
  General Electric Corp.                                                                             49           1,692
  Honeywell Inernational Inc.                                                                         3             137
  Illinois Tool Works Inc.                                                                            4             414
  Ingersoll-Rand Co. Ltd. - Class A                                                                   9             396
  Leggett & Platt Inc.                                                                                8             202
  Parker Hannifin Corp.                                                                               5             371
  Tyco International Ltd.                                                                             1              16
                                                                                                                  4,080
Media - 4.1%
  CBS Corp.                                                                                           9             208
  Comcast Corp. - Class A (b) (l)                                                                    22             573
  Meredith Corp. (l)                                                                                  2             117
  News Corp. Inc.                                                                                    31             520
  Time Warner Inc.                                                                                   30             507
  Viacom Inc. (b)                                                                                     7             255
  Walt Disney Co.                                                                                    15             406
                                                                                                                  2,586
Mining - 0.6%
  Alcoa Inc.                                                                                          5             138
  Freeport-McMoRan Copper & Gold Inc. (l)                                                             1              48
  Newmont Mining Corp.                                                                                2             116
  Phelps Dodge Corp.                                                                                  1              81
                                                                                                                    383
Office & Business Equipment - 0.1%
  Pitney Bowes Inc.                                                                                   1              52


Office Furnishings - 0.0%
  Avery Dennison Corp.                                                                                1              29


Oil & Gas - 8.3%
  Apache Corp.                                                                                        2             106
  Burlington Resources Inc.                                                                           2             138
  Chevron Corp.                                                                                      13             753
  ConocoPhillips                                                                                      8             514
  Exxon Mobil Corp.                                                                                  35           2,100
  Marathon Oil Corp.                                                                                  -               5
  Nabors Industries Ltd. (b)                                                                          5             351
  Noble Corp.                                                                                         3             260
  Occidental Petroleum Corp.                                                                          2             148
  Rowan Cos. Inc.                                                                                     8             369
  Transocean Inc. (b)                                                                                 6             514
                                                                                                                  5,258
Oil & Gas Services - 0.5%
  Halliburton Co.                                                                                     3             188
  Schlumberger Ltd.                                                                                   1             139
                                                                                                                    327
Packaging & Containers - 0.0%
  Ball Corp.                                                                                          1              26


Pharmaceuticals - 4.4%
  Abbott Laboratories                                                                                 5             222
  Bristol-Myers Squibb Co.                                                                            2              52
  Eli Lilly & Co.                                                                                     7             366
  Gilead Sciences Inc. (b)                                                                            3             156
  Merck & Co. Inc.                                                                                   12             409
  Pfizer Inc.                                                                                        32             793
  Schering-Plough Corp.                                                                              24             446
  Wyeth                                                                                               7             340
                                                                                                                  2,784
Pipelines - 0.2%
  El Paso Corp. (l)                                                                                   3              37
  Williams Cos. Inc.                                                                                  3              60
                                                                                                                     97
Real Estate Investment Trusts - 0.7%
  Apartment Investment & Management Co.                                                               -              19
  Archstone-Smith Trust                                                                               1              54
  Equity Office Properties Trust                                                                      2              72
  Equity Residential                                                                                  2              70
  Prologis                                                                                            1              70
  Public Storage Inc.                                                                                 -              32
  Simon Property Group Inc.                                                                           1             101
  Vornado Realty Trust                                                                                1              58
                                                                                                                    476
Retail - 4.5%
  CVS Corp.                                                                                           1              18
  Dollar General Corp. (l)                                                                           19             337
  Home Depot Inc.                                                                                    13             551
  JC Penney Co. Inc.                                                                                  8             453
  Lowe's Cos. Inc.                                                                                    4             277
  Staples Inc.                                                                                        3              76
  Target Corp.                                                                                        2             114
  Walgreen Co.                                                                                        6             274
  Wal-Mart Stores Inc.                                                                               15             731
                                                                                                                  2,831
Savings & Loans - 0.3%
  Golden West Financial Corp.                                                                         2             122
  Sovereign Bancorp Inc.                                                                              2              42
                                                                                                                    164
Semiconductors - 2.9%
  Advanced Micro Devices Inc. (b)                                                                     3             113
  Intel Corp.                                                                                        31             602
  LSI Logic Corp. (b)                                                                                16             183
  Nvidia Corp. (b)                                                                                    4             246
  PMC - Sierra Inc. (b)                                                                              13             162
  Teradyne Inc. (b)                                                                                   6              93
  Texas Instruments Inc.                                                                             14             448
                                                                                                                  1,847
Software - 4.1%
  Autodesk Inc. (b)                                                                                   6             212
  BMC Software Inc. (b)                                                                              13             271
  Compuware Corp. (b)                                                                                23             183
  IMS Health Inc. (l)                                                                                 7             191
  Microsoft Corp.                                                                                    51           1,401
  Oracle Corp. (b)                                                                                   25             338
  Parametric Technology Corp. (b)                                                                     1              20
                                                                                                                  2,616
Telecommunications - 3.4%
  AT&T Inc.                                                                                          27             732
  BellSouth Corp.                                                                                    12             416
  Citizens Communications Co. (l)                                                                     2              21
  Qwest Communications International Inc. (b)                                                         8              52
  Sprint Nextel Corp.                                                                                11             276
  Verizon Communications Inc.                                                                        20             677
                                                                                                                  2,174
Telecommunications Equipment - 1.7%
  Ciena Corp. (b)                                                                                     2              12
  Cisco Systems Inc. (b)                                                                             20             439
  Comverse Technology Inc. (b)                                                                        2              46
  Corning Inc. (b)                                                                                   20             546
  JDS Uniphase Corp. (b)                                                                              8              33
                                                                                                                  1,076
Textiles - 0.0%
  Cintas Corp.                                                                                        1              29


Tobacco - 1.4%
  Altria Group Inc.                                                                                  11             783
  Reynolds American Inc. (l)                                                                          -              48
  UST Inc.                                                                                            1              37
                                                                                                                    868
Transportation - 1.8%
  Burlington Northern Santa Fe Corp.                                                                  2             167
  CSX Corp.                                                                                           1              60
  FedEx Corp.                                                                                         2             176
  Norfolk Southern Corp.                                                                              2             108
  Union Pacific Corp.                                                                                 1             138
  United Parcel Service Inc. - Class B                                                                6             466
                                                                                                                  1,115
Wireless Telecommunications - 0.7%
  Motorola Inc.                                                                                       3              62
  Qualcomm Inc.                                                                                       7             364
                                                                                                                    426

  Total Common Stocks (cost $55,340)                                                                             61,745

Short Term Investments - 7.3%
Money Market Funds - 2.6%
  JNL Money Market Fund, 4.62% (a) (n)                                                            1,624           1,624


Securities Lending Collateral - 4.6%
  Mellon GSL Delaware Business Trust Collateral Fund (n)                                          2,939           2,939


U.S. Treasury Securities - 0.1%
  United States Treasury Bill, 4.53%, 06/08/06 (m)                                                 $100             100

  Total Short Term Investments (cost $4,663)                                                                      4,663

Total Investments - 104.8% (cost $60,003)                                                                        66,408

Other Assets and Liabilities, Net -  (4.8%)                                                                     (3,053)

Total Net Assets - 100%                                                                                         $63,355

JNL/Mellon Capital Management International Index Fund
Common Stocks - 96.3%
Advertising - 0.3%
  Aegis Group Plc                                                                                    36             $86
  Asatsu-DK Inc.                                                                                      1              38
  Dentsu Inc.                                                                                         -             203
  Hakuhodo DY Holdings Inc.                                                                           1              50
  PagesJaunes Groupe SA                                                                               4             106
  Publicis Groupe                                                                                     4             172
  Telefonica Publicidad e Informacion SA                                                              5              51
  WPP Group Plc                                                                                      37             444
                                                                                                                  1,150
Aerospace & Defense - 0.7%
  BAE Systems Plc                                                                                    99             725
  Cobham Plc                                                                                         31             102
  European Aeronautic Defence & Space Co. NV                                                          8             323
  Finmeccanica SpA                                                                                    9             213
  Meggitt Plc                                                                                        13              79
  Rolls-Royce Group Plc (b)                                                                          49             393
  Safran SA                                                                                           5             120
  Thales SA                                                                                           2             108
  Zodiac SA                                                                                           1              80
                                                                                                                  2,143
Airlines - 0.2%
  Air France-KLM (l)                                                                                  4              92
  All Nippon Airways Co. Ltd.                                                                        18              66
  British Airways Plc (b)                                                                            19             115
  Cathay Pacific Airways Ltd.                                                                        27              47
  Deutsche Lufthansa AG                                                                               6             114
  Iberia Lineas Aereas de Espana                                                                     13              36
  Japan Airlines Corp. (b)                                                                           17              44
  Qantas Airways Ltd.                                                                                27              68
  Ryanair Holdings Plc (b)                                                                            1               9
  SAS AB (b)                                                                                          2              32
  Singapore Airlines Ltd.                                                                            16             139
                                                                                                                    762
Apparel - 0.3%
  Adidas-Salomon AG                                                                                   2             303
  Benetton Group SpA                                                                                  2              27
  Billabong International Ltd.                                                                        5              50
  Burberry Group Plc                                                                                 14             116
  Gunze Ltd.                                                                                          6              41
  Hermes International                                                                                1             173
  Onward Kashiyama Co. Ltd.                                                                           4              71
  Puma AG Rudolf Dassler Sport (b)                                                                    -             178
  Tokyo Style Co. Ltd.                                                                                2              24
  Wacoal Holdings Corp.                                                                               3              41
  Yue Yuen Industrial Holdings                                                                       14              40
                                                                                                                  1,064
Auto Manufacturers - 3.2%
  DaimlerChrysler AG (b)                                                                             28           1,607
  Fiat SpA (b)                                                                                       17             220
  Hino Motors Ltd.                                                                                    8              50
  Honda Motor Co. Ltd.                                                                               24           1,499
  Nissan Motor Co. Ltd.                                                                              70             828
  Peugeot SA                                                                                          5             303
  Porsche AG                                                                                          -             222
  Renault SA                                                                                          6             593
  Scania AB - Class B                                                                                 3             129
  Toyota Motor Corp.                                                                                 88           4,824
  Volkswagen AG                                                                                       9             592
  Volvo AB                                                                                           10             453
                                                                                                                 11,320
Auto Parts & Equipment - 0.9%
  Aisin Seiki Co. Ltd.                                                                                6             218
  Bridgestone Corp.                                                                                  20             417
  Compagnie Generale des Etablissements Michelin                                                      4             264
  Continental AG                                                                                      4             449
  Denso Corp.                                                                                        16             648
  GKN Plc                                                                                            23             130
  JTEKT Corp.                                                                                         6             120
  NGK Spark Plug Co. Ltd.                                                                             6             140
  NHK Spring Co. Ltd.                                                                                 6              76
  NOK Corp.                                                                                           3              81
  Nokian Renkaat Oyj                                                                                  3              47
  Pirelli & C SpA                                                                                    91              87
  Sanden Corp. (l)                                                                                    3              13
  Sumitomo Rubber Industries Inc.                                                                     5              65
  Toyoda Gosei Co. Ltd.                                                                               2              39
  Valeo SA                                                                                            2              98
  Yamaha Motor Co. Ltd.                                                                               6             143
                                                                                                                  3,035
Banks - 18.5%
  77 Bank Ltd.                                                                                        9              69
  ABN AMRO Holding NV                                                                                55           1,643
  Allied Irish Banks Plc                                                                             27             645
  Alpha Bank AE                                                                                       9             320
  Australia & New Zealand Banking Group Ltd.                                                         56           1,065
  Banca Antonveneta SpA                                                                               3              80
  Banca Intesa SpA                                                                                  146             868
  Banca Monte dei Paschi di Siena SpA                                                                34             192
  Banca Nazionale Del Lavoro SpA (b)                                                                 34             119
  Banca Popolare di Milano SCRL                                                                      11             132
  Banca Popolare di Verona e Novara Scrl                                                             11             300
  Banche Popolari Unite Scpa                                                                         10             244
  Banco Bilbao Vizcaya Argentaria SA                                                                104           2,168
  Banco BPI SA                                                                                       11              77
  Banco Comercial Portugues SA                                                                       58             184
  Banco Espirito Santo SA (l)                                                                         3              52
  Banco Popular Espanol SA                                                                           26             380
  Banco Santander Central Hispano SA                                                                182           2,656
  Bank of East Asia Ltd.                                                                             42             154
  Bank of Fukuoka Ltd.                                                                               18             152
  Bank of Ireland                                                                                    29             545
  Bank of Kyoto Ltd.                                                                                  7              84
  Bank of Yokohama Ltd.                                                                              37             303
  Barclays Plc                                                                                      198           2,316
  BNP Paribas                                                                                        25           2,334
  BOC Hong Kong Holdings Ltd.                                                                       108             218
  Capitalia SpA                                                                                      52             435
  China Bank Ltd.                                                                                    21             187
  Commerzbank AG                                                                                     18             708
  Commonwealth Bank of Australia                                                                     40           1,284
  Credit Agricole SA                                                                                 18             720
  Credit Suisse Group                                                                                37           2,087
  Danske Bank A/S                                                                                    14             501
  DBS Group Holdings Ltd.                                                                            35             353
  Depfa Bank Plc                                                                                     11             201
  Deutsche Bank AG                                                                                   15           1,729
  Deutsche Postbank AG                                                                                2             136
  Dexia                                                                                              17             442
  DNB NOR ASA                                                                                        21             283
  EFG Eurobank Ergasias SA                                                                            6             226
  Emporiki Bank of Greece SA (b)                                                                      3              89
  Erste Bank der Oesterreichischen Sparkassen AG                                                      6             341
  Fortis                                                                                             36           1,285
  Gunma Bank Ltd.                                                                                    10              76
  Hang Seng Bank Ltd.                                                                                23             299
  HBOS Plc                                                                                          118           1,963
  Hokugin Financial Group Inc.                                                                       35             154
  HSBC Holdings Plc                                                                                 345           5,789
  Hypo Real Estate Holding AG                                                                         4             280
  Joyo Bank Ltd.                                                                                     22             155
  KBC Groep NV                                                                                        6             592
  Lloyds TSB Group Plc                                                                              172           1,643
  Mitsubishi UFJ Financial Group Inc.                                                                 -           3,976
  Mitsui Trust Holding Inc.                                                                          16             234
  Mizuho Financial Group Inc.                                                                         -           2,405
  National Australia Bank Ltd.                                                                       49           1,324
  National Bank of Greece SA                                                                          8             394
  Nishi-Nippon City Bank Ltd.                                                                        14              76
  Nordea Bank AB                                                                                     67             827
  OKO Bank                                                                                            3              55
  Oversea-Chinese Banking Corp.                                                                      78             322
  Piraeus Bank SA (b)                                                                                 5             156
  Raiffeisen International Bank Holding AG (b)                                                        1             102
  Resona Holdings Inc. (b)                                                                            -             471
  Royal Bank of Scotland Group Plc                                                                   97           3,169
  Sanpaolo IMI SpA                                                                                   33             598
  Shinsei Bank Ltd.                                                                                  30             210
  Shizuoka Bank Ltd.                                                                                 17             172
  Skandinaviska Enskilda Banken AB                                                                   15             366
  Societe Generale - Class A                                                                         11           1,627
  Sumitomo Mitsui Financial Group Inc.                                                                -           1,999
  Sumitomo Trust & Banking Co. Ltd.                                                                  38             440
  Suncorp-Metway Ltd.                                                                                17             243
  Suruga Bank Ltd.                                                                                    6              81
  Svenska Handelsbanken - Class A                                                                    16             450
  UBS AG                                                                                             32           3,473
  UniCredito Italiano SpA                                                                           239           1,729
  United Overseas Bank Ltd.                                                                          36             348
  Westpac Banking Corp.                                                                              56             961
  Wing Hang Bank Ltd.                                                                                 7              55
                                                                                                                 65,521
Beverages - 1.3%
  Asahi Breweries Ltd.                                                                               12             169
  Boots Group Plc                                                                                    14             178
  C&C Group Plc                                                                                       7              48
  Carlsberg A/S                                                                                       1              57
  Coca Cola Hellenic Bottling Co. SA                                                                  3              94
  Coca-Cola Amatil Ltd.                                                                              18              91
  Coca-Cola West Japan Co. Ltd.                                                                       1              21
  Diageo Plc                                                                                         88           1,390
  Foster's Group Ltd.                                                                                61             232
  Fraser & Neave Ltd.                                                                                 5              58
  Heineken NV                                                                                         8             292
  InBev NV                                                                                            6             269
  Ito En Ltd. (l)                                                                                     2              56
  Kirin Brewery Co. Ltd.                                                                             24             327
  Lion Nathan Ltd.                                                                                    8              46
  Pernod-Ricard SA                                                                                    2             447
  SABMiller Plc                                                                                      27             533
  Sapporo Holdings Ltd.                                                                               8              42
  Scottish & Newcastle Plc                                                                           22             202
  Takara Holdings Inc.                                                                                4              24
  YIT Oyj                                                                                             4             107
                                                                                                                  4,683
Biotechnology - 0.1%
  Novozymes A/S                                                                                       2             114
  Qiagen NV (b)                                                                                       5              71
  Zeltia SA                                                                                           5              36
                                                                                                                    221
Building Materials - 1.5%
  Asahi Glass Co. Ltd.                                                                               31             463
  Boral Ltd.                                                                                         19             122
  Central Glass Co. Ltd.                                                                              4              23
  Cie de Saint-Gobain                                                                                 9             653
  Cimpor Cimentos de Portugal SA                                                                      7              44
  CRH Plc                                                                                            16             561
  CSR Ltd.                                                                                           29              93
  Daikin Industries Ltd.                                                                              7             245
  Fletcher Building Ltd.                                                                             15              82
  FLSmidth & Co. A/S                                                                                  1              32
  Grafton Group Plc (b)                                                                               7              90
  Hanson Plc                                                                                         21             280
  Holcim Ltd.                                                                                         6             455
  Imerys SA                                                                                           1              86
  Italcementi SpA                                                                                     2              59
  James Hardie Industries NV                                                                         13              87
  JS Group Corp.                                                                                      9             185
  Kingspan Group Plc                                                                                  3              48
  Lafarge SA (l)                                                                                      5             598
  Matsushita Electric Works Ltd.                                                                     10             120
  Nippon Sheet Glass Co. Ltd.                                                                        10              56
  Pilkington Plc                                                                                     30              84
  Rinker Group Ltd.                                                                                  28             402
  Rinnai Corp.                                                                                        1              24
  Sanwa Shutter Corp.                                                                                 4              26
  Sonae Industria SGPS SA (b)                                                                         3              25
  Sumitomo Osaka Cement Co. Ltd.                                                                     13              47
  Taiheiyo Cement Corp.                                                                              28             135
  Titan Cement Co. SA                                                                                 2              92
  Travis Perkins Plc                                                                                  4             102
  Wienerberger AG                                                                                     2              90
                                                                                                                  5,409
Chemicals - 2.6%
  Air Liquide                                                                                         3             682
  Akzo Nobel NV                                                                                       8             449
  Asahi Kasei Corp.                                                                                  36             257
  BASF AG                                                                                            17           1,294
  Bayer AG                                                                                           20             812
  BOC Group Plc                                                                                      16             420
  Ciba Specialty Chemicals AG                                                                         2             114
  Clariant AG (b)                                                                                     7             113
  Daicel Chemical Industries Ltd.                                                                     8              67
  Dainippon Ink and Chemicals Inc.                                                                   17              63
  Denki Kagaku Kogyo K K                                                                             14              63
  Givaudan                                                                                            -             159
  Hitachi Chemical Co. Ltd.                                                                           3              95
  Imperial Chemical Industries Plc                                                                   36             219
  Ishihara Sangyo Kaisha Ltd. (b)                                                                     6              11
  Johnson Matthey Plc                                                                                 7             170
  JSR Corp. (l)                                                                                       6             172
  Kaneka Corp.                                                                                        8              96
  Kansai Paint Co. Ltd.                                                                               6              55
  Kingboard Chemical Holdings Ltd.                                                                   18              55
  Koninklijke DSM NV                                                                                  5             212
  Lonza Group AG                                                                                      1              84
  Mitsubishi Chemical Holdings Corp.                                                                 36             222
  Mitsubishi Gas Chemical Co. Inc.                                                                   11             134
  Mitsui Chemicals Inc.                                                                              20             147
  Nippon Kayaku Co. Ltd.                                                                              4              35
  Nippon Shokubai Co. Ltd.                                                                            4              48
  Nissan Chemical Industries Ltd.                                                                     5              85
  Nitto Denko Corp.                                                                                   5             433
  Shin-Etsu Chemical Co. Ltd.                                                                        12             635
  Showa Denko KK                                                                                     31             138
  Solvay SA                                                                                           2             215
  Sumitomo Bakelite Co. Ltd.                                                                          6              54
  Sumitomo Chemical Co. Ltd.                                                                         45             366
  Syngenta AG (b)                                                                                     3             467
  Taiyo Nippon Sanso Corp.                                                                            8              59
  Tokuyama Corp.                                                                                      7             119
  Tosoh Corp. (l)                                                                                    15              75
  Ube Industries Ltd.                                                                                29              85
  Umicore                                                                                             1             106
  Yara International ASA                                                                              7             104
  Zeon Corp.                                                                                          5              64
                                                                                                                  9,253
Commercial Services - 1.0%
  Abertis Infraestructuras SA                                                                         7             174
  Adecco SA                                                                                           4             224
  Aggreko Plc                                                                                         8              45
  Autoroutes du Sud de la France (p)                                                                  2             101
  Benesse Corp.                                                                                       2              61
  Brambles Industries Ltd.                                                                           28             219
  Brambles Industries Plc                                                                            23             174
  Brisa-Auto Estradas de Portugal SA                                                                 11             108
  Bunzl Plc                                                                                          10             122
  Capita Group Plc                                                                                   21             164
  Cintra Concesiones de Infraestructuras de Transporte SA (b) (l)                                     6              82
  Dai Nippon Printing Co. Ltd.                                                                       19             344
  Davis Service Group Plc                                                                             5              40
  De La Rue Plc                                                                                       5              48
  Goodwill Group Inc.                                                                                 -              42
  Group 4 Securicor Plc                                                                              32             107
  Hays Plc                                                                                           44             124
  Intertek Group Plc                                                                                  4              57
  Kamigumi Co. Ltd. (l)                                                                               8              64
  Meitec Corp.                                                                                        1              26
  Nichii Gakkan Co.                                                                                   1              12
  Randstad Holdings NV                                                                                2              92
  Rank Group Plc                                                                                     20              78
  Rentokil Initial Plc                                                                               54             145
  Securitas AB - Class B                                                                             10             183
  Serco Group Plc                                                                                    15              82
  SGS SA                                                                                              -             125
  Societe Des Autoroutes Paris-Rhin-Rhone                                                             1              68
  TIS Inc.                                                                                            1              22
  Toppan Printing Co. Ltd.                                                                           18             250
  Transurban Group (l)                                                                               25             119
  Vedior NV - ADR                                                                                     5              97
                                                                                                                  3,599
Computers - 0.5%
  Atos Origin SA (b)                                                                                  2             155
  Cap Gemini SA (b)                                                                                   4             210
  Computershare Ltd.                                                                                 10              55
  Creative Technology Ltd.                                                                            2              15
  CSK Holdings Corp.                                                                                  2              94
  Fujitsu Ltd.                                                                                       53             447
  Getronics NV                                                                                        3              40
  Indra Sistemas SA                                                                                   4              73
  Itochu Techno-Science Corp.                                                                         1              28
  LogicaCMG Plc                                                                                      36             123
  Logitech International SA (b)                                                                       2              93
  NET One Systems Co. Ltd. (l)                                                                        -              31
  Obic Co. Ltd.                                                                                       -              42
  TDK Corp.                                                                                           4             279
  Tietoenator Oyj                                                                                     3             103
  Wincor Nixdorf AG                                                                                   -              62
  WM-Data AB                                                                                          7              23
                                                                                                                  1,873
Cosmetics & Personal Care - 0.5%
  Aderans Co. Ltd.                                                                                    1              35
  Beiersdorf AG (l)                                                                                   -              63
  Kao Corp.                                                                                          16             421
  Kose Corp.                                                                                          1              29
  L'Oreal SA                                                                                          9             805
  Oriflame Cosmetics SA - ADR                                                                         1              33
  Shiseido Co. Ltd.                                                                                  11             205
  Uni-Charm Corp.                                                                                     1              54
                                                                                                                  1,645
Distribution & Wholesale - 1.1%
  Buhrmann NV                                                                                         3              61
  Canon Marketing Japan Inc.                                                                          2              43
  Esprit Holdings Ltd.                                                                               28             220
  Hagemeyer NV (b)                                                                                   15              74
  Inchcape Plc                                                                                        2              96
  Itochu Corp.                                                                                       47             404
  Jardine Cycle & Carriage Ltd.                                                                       3              20
  Li & Fung Ltd.                                                                                     58             131
  Marubeni Corp.                                                                                     43             225
  Mitsubishi Corp.                                                                                   41             940
  Mitsui & Co. Ltd.                                                                                  48             694
  Sojitz Corp. (b)                                                                                   10              57
  Sumitomo Corp.                                                                                     32             456
  Toyota Tsusho Corp.                                                                                 5             136
  Wolseley Plc                                                                                       18             452
                                                                                                                  4,009
Diversified Financial Services - 2.2%
  Acom Co. Ltd.                                                                                       2             132
  Aeon Credit Service Co. Ltd.                                                                        3              83
  Aiful Corp.                                                                                         2             137
  Amvescap Plc                                                                                       22             210
  Australian Stock Exchange Ltd. (l)                                                                  3              63
  Babcock & Brown Ltd.                                                                                4              55
  Banca Fideuram SpA                                                                                  8              46
  Cattles Plc                                                                                         9              55
  Challenger Financial Services Group Ltd.                                                            9              23
  Close Brothers Group Plc                                                                            4              79
  Credit Saison Co. Ltd.                                                                              5             282
  D Carnegie AB                                                                                       1              20
  Daiwa Securities Group Inc.                                                                        39             523
  Deutsche Boerse AG                                                                                  3             439
  E*Trade Securities Co. Ltd.                                                                         -              83
  Euronext NV                                                                                         3             216
  Hellenic Exchanges SA                                                                               1              17
  Hitachi Capital Corp.                                                                               1              24
  Hong Kong Exchanges & Clearing Ltd.                                                                34             205
  ICAP Plc                                                                                           14             105
  Irish Life & Permanent Plc                                                                          8             200
  London Stock Exchange Plc                                                                           8             142
  Macquarie Bank Ltd.                                                                                 7             335
  Man Group Plc                                                                                       9             383
  Matsui Securities Co. Ltd. (b)                                                                      4              54
  Mediobanca SpA                                                                                     15             312
  Mitsubishi UFJ Securities Co. (b)                                                                   9             145
  MLP AG                                                                                              1              35
  Nikko Cordial Corp.                                                                                25             414
  Nomura Holdings Inc.                                                                               54           1,213
  OMX AB                                                                                              3              57
  ORIX Corp.                                                                                          3             810
  Perpetual Ltd.                                                                                      1              64
  Promise Co. Ltd. (l)                                                                                3             163
  Provident Financial Plc                                                                             7              88
  Sampo Oyj                                                                                          12             246
  Schroders Plc                                                                                       4              87
  SFCG Co. Ltd.                                                                                       -              29
  SFE Corp. Ltd.                                                                                      3              36
  Shinko Securities Co. Ltd.                                                                         15              83
  Singapore Exchange Ltd.                                                                            23              57
  Takefuji Corp. (l)                                                                                  3             204
  Tower Ltd. (b)                                                                                      7              11
                                                                                                                  7,965
Diversified Machinery - 0.5%
  Alstom RGPT (b)                                                                                     3             274
  Amada Co. Ltd.                                                                                     11             120
  Andritz AG                                                                                          -              31
  Ebara Corp. (l)                                                                                    10              63
  Heidelberger Druckmaschinen                                                                         2              66
  Komori Corp.                                                                                        2              47
  Kone Oyj                                                                                            2              88
  Kubota Corp.                                                                                       32             345
  MAN AG                                                                                              4             287
  Metso Oyj                                                                                           3             115
  Rieter Holding AG                                                                                   -              48
  SIG Holding AG                                                                                      -              31
  Sumitomo Heavy Industries Ltd.                                                                     17             163
  Toyota Industries Corp.                                                                             6             245
                                                                                                                  1,923
E - Commerce - 0.0%
  Rakuten Inc.                                                                                        -             112


Electric - 3.9%
  Chubu Electric Power Co. Inc. (l)                                                                  18             446
  CLP Holdings Ltd.                                                                                  55             321
  Contact Energy Ltd.                                                                                 8              38
  E.ON AG                                                                                            19           2,100
  Electric Power Development Co.                                                                      5             156
  Endesa SA                                                                                          29             947
  Enel SpA                                                                                          132           1,121
  Energias de Portugal SA                                                                            54             212
  Fortum Oyj                                                                                         14             346
  Hokkaido Electric Power Co. Inc.                                                                    6             129
  HongKong Electric Holdings                                                                         41             193
  Iberdrola SA                                                                                       25             808
  International Power Plc (b)                                                                        45             222
  Kansai Electric Power Co. Inc.                                                                     23             515
  Kyushu Electric Power Co. Inc.                                                                     12             268
  National Grid Plc                                                                                  84             831
  Public Power Corp.                                                                                  3              75
  RWE AG                                                                                              1              93
  RWE AG                                                                                             13           1,121
  Scottish & Southern Energy Plc                                                                     26             509
  Scottish Power Plc                                                                                 58             586
  Suez SA (b) (p)                                                                                     3               -
  Suez SA (l)                                                                                        31           1,212
  Terna SpA                                                                                          36              95
  Tohoku Electric Power Co. Inc.                                                                     13             281
  Tokyo Electric Power Co. Inc.                                                                      35             883
  Union Fenosa SA                                                                                     6             234
  Vector Ltd.                                                                                         9              16
  Verbund - Oesterreichische Elektrizitaetswirtschafts AG                                             -             113
                                                                                                                 13,871
Electrical Components & Equipment - 1.3%
  Bekaert SA                                                                                          -              51
  Casio Computer Co. Ltd.                                                                             6             110
  Fujikura Ltd.                                                                                       9             102
  Furukawa Electric Co. Ltd.                                                                         21             174
  Gamesa Corp. Tecnologica SA                                                                         5              96
  Hitachi Cable Ltd.                                                                                  4              23
  Hitachi Ltd.                                                                                       99             701
  Johnson Electric Holdings Ltd.                                                                     42              39
  Mitsubishi Electric Corp.                                                                          58             492
  Omron Corp.                                                                                         7             190
  Sanyo Electric Co. Ltd.                                                                            47             129
  Schneider Electric SA                                                                               7             754
  Sharp Corp.                                                                                        29             514
  Stanley Electric Co. Ltd.                                                                           5              98
  Sumco Corp.                                                                                         2              86
  Sumitomo Electric Industries Ltd.                                                                  22             345
  Toshiba Corp.                                                                                      87             506
  Ushio Inc.                                                                                          4              91
  Vestas Wind Systems A/S (b)                                                                         5             131
                                                                                                                  4,632
Electronics - 1.7%
  Advantest Corp. (l)                                                                                 2             274
  Alps Electric Co. Ltd.                                                                              6              93
  Anritsu Corp.                                                                                       3              19
  Barco NV                                                                                            -              22
  Dainippon Screen Manufacturing Co. Ltd.                                                             7              74
  Electrocomponents Plc                                                                              11              55
  Epcos AG (b)                                                                                        1              14
  Fanuc Ltd.                                                                                          5             520
  Hirose Electric Co. Ltd.                                                                            1             127
  Hoya Corp.                                                                                         13             521
  Ibiden Co. Ltd.                                                                                     4             197
  Keyence Corp.                                                                                       1             292
  Koninklijke Philips Electronics NV                                                                 40           1,366
  Kyocera Corp.                                                                                       5             434
  Mabuchi Motor Co. Ltd.                                                                              1              41
  Minebea Co. Ltd.                                                                                    9              62
  Mitsumi Electric Co. Ltd.                                                                           1              18
  Murata Manufacturing Co. Ltd.                                                                       6             413
  NEC Corp.                                                                                          59             415
  NGK Insulators Ltd.                                                                                 8             118
  Nippon Electric Glass Co. Ltd.                                                                      6             149
  Premier Farnell Plc                                                                                11              41
  Secom Co. Ltd.                                                                                      7             332
  Taiyo Yuden Co. Ltd.                                                                                3              48
  Venture Corp. Ltd.                                                                                  8              63
  Yaskawa Electric Corp.                                                                              5              56
  Yokogawa Electric Corp.                                                                             6             101
                                                                                                                  5,865
Engineering & Construction - 1.5%
  ABB Ltd. (b)                                                                                       61             772
  Acciona SA                                                                                          1             127
  ACS Actividades Construccion Y Servicios SA                                                         7             281
  Amec Plc                                                                                           11              79
  Auckland International Airport Ltd.                                                                27              34
  Autostrade SpA                                                                                      9             217
  BAA Plc                                                                                            33             481
  Balfour Beatty Plc                                                                                 12              79
  Bouygues                                                                                            6             322
  Cheung Kong Infrastructure Holdings Ltd.                                                           14              44
  Chiyoda Corp.                                                                                       4              93
  COMSYS Holdings Corp.                                                                               3              43
  Downer EDI Ltd.                                                                                     9              56
  Flughafen Wien AG                                                                                   -              18
  Fomento de Construcciones y Contratas SA                                                            1              96
  Grupo Ferrovial SA                                                                                  2             158
  Hellenic Technodomiki Tev SA                                                                        4              30
  Hochtief AG (l)                                                                                     2              90
  JGC Corp.                                                                                           6             118
  Kajima Corp.                                                                                       26             162
  Kinden Corp.                                                                                        5              45
  Leighton Holdings Ltd.                                                                              4              48
  Linde AG                                                                                            2             213
  Multiplex Group                                                                                    18              41
  Nishimatsu Construction Co. Ltd.                                                                    8              33
  Obayashi Corp.                                                                                     20             163
  Okumura Corp.                                                                                       6              33
  Sacyr Vallehermoso SA                                                                               3             106
  SembCorp Industries Ltd.                                                                           23              50
  Shimizu Corp.                                                                                      17             124
  Singapore Technologies Engineering Ltd.                                                            44              84
  Skanska AB                                                                                         12             195
  Taisei Corp.                                                                                       27             129
  Takuma Co. Ltd.                                                                                     2              16
  Technical Olympic SA                                                                                2              15
  Toda Corp.                                                                                          6              27
  Vinci SA                                                                                            5             519
                                                                                                                  5,141
Entertainment - 0.4%
  Aristocrat Leisure Ltd.                                                                             9              87
  EMI Group Plc                                                                                      25             110
  Hilton Group Plc                                                                                   49             328
  OPAP SA                                                                                             7             260
  Oriental Land Co. Ltd.                                                                              1              81
  Paddy Power Plc                                                                                     1              16
  TABCORP Holdings Ltd.                                                                              15             171
  Toho Co. Ltd.                                                                                       4              77
  UNiTAB Ltd.                                                                                         3              30
  William Hill Plc                                                                                   12             123
                                                                                                                  1,283
Environmental Control - 0.0%
  Kurita Water Industries Ltd.                                                                        3              71
  Lottomatica SpA (b)                                                                                 1              30
  Tomra Systems ASA (l)                                                                               6              46
  Waste Management NZ Ltd.                                                                            2              12
                                                                                                                    159
Food - 3.8%
  Ajinomoto Co. Inc.                                                                                 18             192
  Ariake Japan Co. Ltd.                                                                               -              13
  Axfood AB                                                                                           1              15
  Cadbury Schweppes Plc                                                                              64             640
  Carrefour SA                                                                                       17             925
  Casino Guichard Perrachon SA                                                                        1              82
  Colruyt SA                                                                                          -              69
  Compass Group Plc                                                                                  68             269
  Danisco A/S                                                                                         2             128
  Delhaize Group                                                                                      2             158
  East Asiatic Co. Ltd. A/S (l)                                                                       1              22
  Ebro Puleva SA                                                                                      2              35
  Fyffes Plc                                                                                          7              18
  Greencore Group Plc                                                                                 3              15
  Groupe Danone                                                                                       7             898
  House Foods Corp.                                                                                   2              34
  Iaws Group Plc                                                                                      3              54
  J Sainsbury Plc                                                                                    40             231
  Jeronimo Martins                                                                                    1              22
  Katokichi Co. Ltd.                                                                                  3              18
  Kerry Group Plc                                                                                     4             105
  Kesko Oyj                                                                                           2              69
  Kikkoman Corp.                                                                                      4              45
  Koninklijke Ahold NV (b)                                                                           48             381
  Meiji Dairies Corp.                                                                                 7              41
  Meiji Seika Kaisha Ltd.                                                                             8              41
  Nestle SA                                                                                          12           3,664
  Nichirei Corp.                                                                                      7              34
  Nippon Meat Packers Inc.                                                                            5              52
  Nisshin Seifun Group Inc.                                                                           5              55
  Nissin Food Products Co. Ltd.                                                                       3              77
  Olam International Ltd.                                                                            16              17
  Orkla ASA                                                                                           6             279
  QP Corp.                                                                                            2              23
  Royal Numico NV (b)                                                                                 5             231
  Sodexho Alliance SA                                                                                 3             129
  Suedzucker AG                                                                                       2              43
  Tate & Lyle Plc                                                                                    16             155
  Tesco Plc                                                                                         241           1,381
  Toyo Suisan Kaisha Ltd.                                                                             2              31
  Unilever NV - ADR                                                                                  18           1,219
  Unilever Plc                                                                                       83             848
  Want Want Holdings Ltd.                                                                             9              11
  Woolworths Ltd.                                                                                    36             487
  Yakult Honsha Co. Ltd.                                                                              4              86
  Yamazaki Baking Co. Ltd.                                                                            3              23
                                                                                                                 13,365
Forest Products & Paper - 0.4%
  Billerud AB                                                                                         2              27
  Holmen AB                                                                                           1              60
  Mayr-Melnhof Karton AG                                                                              -              25
  Nippon Paper Group Inc.                                                                             -             134
  Norske Skogindustrier ASA                                                                           4              73
  OJI Paper Co. Ltd.                                                                                 25             154
  PaperlinX Ltd.                                                                                     14              37
  Stora Enso Oyj - Class R                                                                           18             284
  Svenska Cellulosa AB                                                                                6             273
  UPM-Kymmene Oyj                                                                                    16             386
                                                                                                                  1,453
Gas - 0.6%
  Alinta Ltd.                                                                                         7              54
  Australian Gas Light Co. Ltd.                                                                      13             179
  Centrica Plc                                                                                      111             541
  Gas Natural SDG SA                                                                                  6             166
  Gaz de France (b)                                                                                   6             226
  Hong Kong & China Gas                                                                             111             268
  Osaka Gas Co. Ltd.                                                                                 59             215
  Snam Rete Gas SpA                                                                                  29             129
  Tokyo Gas Co. Ltd. (l)                                                                             70             306
                                                                                                                  2,084
Hand & Machine Tools - 0.4%
  Fuji Electric Holdings Co. Ltd.                                                                    16              87
  KCI Konecranes Oyj                                                                                  2              27
  Makita Corp.                                                                                        4             114
  Nidec Corp.                                                                                         3             271
  Sandvik AB                                                                                          6             374
  Schindler Holding AG                                                                                2              90
  SMC Corp.                                                                                           2             249
  Techtronic Industries Co.                                                                          29              51
  THK Co. Ltd.                                                                                        3              93
                                                                                                                  1,356
Healthcare Products - 0.5%
  Cie Generale d'Optique Essilor International SA (l)                                                 3             257
  Cochlear Ltd.                                                                                       1              56
  Coloplast A/S                                                                                       1              64
  Elekta AB - Class B                                                                                 3              52
  Fisher & Paykel Healthcare Corp.                                                                   14              35
  Gambro AB - Class A                                                                                 5              55
  Gambro AB - Class B                                                                                 2              28
  Getinge AB - Class B                                                                                5              86
  Luxottica Group SpA                                                                                 4             123
  Nobel Biocare Holding AG                                                                            1             166
  Phonak Holding AG                                                                                   1              65
  Smith & Nephew Plc                                                                                 29             254
  SSL International Plc                                                                               4              23
  Straumann Holding AG                                                                                -              48
  Synthes Inc.                                                                                        1             156
  Terumo Corp.                                                                                        5             171
  William Demant Holding (b)                                                                          1              54
                                                                                                                  1,693
Healthcare Services - 0.1%
  Capio AB (b)                                                                                        2              41
  DCA Group Ltd.                                                                                      9              24
  Fresenius Medical Care AG & Co. KGaA                                                                2             225
  Parkway Holdings Ltd.                                                                              18              27
  Sonic Healthcare Ltd.                                                                               9              98
                                                                                                                    415
Holding Companies - Diversified - 0.7%
  DCC Plc                                                                                             2              49
  Groupe Bruxelles Lambert SA                                                                         2             226
  Haw Par Corp. Ltd.                                                                                  3              12
  Hutchison Whampoa Ltd.                                                                             66             605
  Keppel Corp. Ltd.                                                                                  16             137
  LVMH Moet Hennessy Louis Vuitton SA                                                                 8             741
  Noble Group Ltd.                                                                                   20              15
  Patrick Corp. Ltd.                                                                                 20             113
  Swire Pacific Ltd.                                                                                 29             284
  Tomkins Plc                                                                                        23             135
  Viohalco                                                                                            4              38
  Wharf Holdings Ltd.                                                                                40             147
                                                                                                                  2,502
Home Builders - 0.4%
  Barratt Developments Plc                                                                            8             144
  Bellway Plc                                                                                         4              83
  Berkeley Group Holdings Plc (b)                                                                     3              59
  Bovis Homes Group Plc                                                                               4              58
  Daiwa House Industry Co. Ltd.                                                                      15             260
  George Wimpey Plc                                                                                  13             126
  Persimmon Plc                                                                                       9             205
  Sekisui Chemical Co. Ltd.                                                                          13             110
  Sekisui House Ltd.                                                                                 15             224
  Taylor Woodrow Plc                                                                                 18             123
                                                                                                                  1,392
Home Furnishings - 0.9%
  Bang & Olufsen A/S                                                                                  -              38
  Electrolux AB                                                                                       8             241
  Fisher & Paykel Appliances Holdings Ltd.                                                            7              19
  Matsushita Electric Industrial Co. Ltd.                                                            64           1,425
  MFI Furniture Plc                                                                                  13              25
  Pioneer Corp.                                                                                       5              84
  Sony Corp.                                                                                         31           1,422
  Yamaha Corp.                                                                                        6             102
                                                                                                                  3,356
Household Products - 0.3%
  Henkel KGaA (l)                                                                                     2             221
  Pacific Brands Ltd.                                                                                11              18
  Reckitt Benckiser Plc                                                                              19             653
  Societe BIC SA                                                                                      1              57
  TOTO Ltd.                                                                                           9              84
                                                                                                                  1,033
Insurance - 5.0%
  Aegon NV                                                                                           44             822
  Alleanza Assicurazioni SpA                                                                         13             156
  Allianz AG                                                                                         12           1,974
  AMP Ltd.                                                                                           58             363
  Assicurazioni Generali SpA                                                                         29           1,108
  Aviva Plc                                                                                          74           1,022
  AXA Asia Pacific Holdings Ltd.                                                                     26             109
  AXA SA                                                                                             46           1,612
  CNP Assurances                                                                                      1             106
  Corp Mapfre SA                                                                                      3              58
  Friends Provident Plc                                                                              61             221
  ING Groep NV - ADR                                                                                 57           2,268
  Insurance Australia Group Ltd.                                                                     49             192
  Legal & General Group Plc                                                                         202             499
  Mediobanca SpA                                                                                      7              54
  Millea Holdings Inc.                                                                                -             891
  Mitsui Sumitomo Insurance Co. Ltd.                                                                 37             503
  Muenchener Rueckversicherungs AG                                                                    6             853
  Old Mutual Plc                                                                                    162             568
  Prudential Plc                                                                                     75             867
  QBE Insurance Group Ltd.                                                                           23             365
  Resolution Plc                                                                                      5              63
  Royal & Sun Alliance Insurance Group                                                               86             206
  SCOR                                                                                               27              69
  Sompo Japan Insurance Inc.                                                                         25             363
  Storebrand ASA                                                                                      7              77
  Swiss Reinsurance                                                                                  10             695
  T&D Holdings Inc.                                                                                   7             539
  Topdanmark A/S (b)                                                                                  1              64
  TrygVesta AS                                                                                        1              57
  Wiener Staedtische Allgemeine Versicherung AG                                                       1              68
  Zurich Financial Services AG (b)                                                                    4           1,041
                                                                                                                 17,853
Internet - 0.3%
  eAccess Ltd.                                                                                        -              23
  Index Corp.                                                                                         -              72
  SBI Holdings Inc.                                                                                   -             141
  Softbank Corp. (b)                                                                                 23             668
  Yahoo! Japan Corp.                                                                                  -             281
                                                                                                                  1,185
Investment Companies - 0.1%
  Macquarie Airports                                                                                 19              46
  Macquarie Communications Infrastructure Group                                                      10              41
  Macquarie Infrastructure Group                                                                     77             209
                                                                                                                    296
Iron & Steel - 1.2%
  Acerinox SA                                                                                         5              87
  Arcelor                                                                                            15             607
  BlueScope Steel Ltd.                                                                               22             115
  Boehler-Uddeholm AG                                                                                 -              69
  Corus Group Plc                                                                                   137             210
  Daido Steel Co. Ltd.                                                                               10             102
  JFE Holdings Inc.                                                                                  17             697
  Kobe Steel Ltd.                                                                                    82             311
  Nippon Steel Corp. (b)                                                                            189             732
  Nisshin Steel Co. Ltd.                                                                             27              94
  OneSteel Ltd.                                                                                      16              47
  Rautaruukki Oyj                                                                                     3             103
  Ssab Svenskt Stal AB                                                                                3             106
  Sumitomo Metal Industries Ltd.                                                                    123             528
  ThyssenKrupp AG                                                                                    11             326
  Tokyo Steel Manufacturing Co. Ltd.                                                                  3              69
  Voestalpine AG                                                                                      1              76
                                                                                                                  4,279
Leisure Time - 0.3%
  Amer Sports Oyj                                                                                     2              40
  Carnival Plc                                                                                        5             255
  First Choice Holidays Plc                                                                          13              49
  Kuoni Reisen Holding (b)                                                                            -              40
  Namco Bandai Holdings Inc.                                                                          6              79
  Sankyo Co. Ltd.                                                                                     2             103
  Sega Sammy Holdings Inc. (l)                                                                        4             176
  Shimano Inc.                                                                                        2              69
  TUI AG                                                                                              7             143
                                                                                                                    954
Lodging - 0.2%
  Accor SA                                                                                            6             353
  Hyatt Regency SA                                                                                    1              12
  Intercontinental Hotels Group Plc                                                                  13             213
  NH Hoteles SA                                                                                       3              45
  Overseas Union Enterprise Ltd.                                                                      1               7
  Shangri-La Asia Ltd.                                                                               40              65
  Sky City Entertainment Group Ltd.                                                                  12              41
                                                                                                                    736
Machinery - 0.3%
  Atlas Copco AB - Class A                                                                           11             298
  Atlas Copco AB - Class B                                                                            6             165
  Hitachi Construction Machinery Co. Ltd.                                                             3              71
  Komatsu Ltd.                                                                                       27             515
                                                                                                                  1,049
Manufacturing - 1.6%
  AGFA-Gevaert NV                                                                                     3              64
  Alfa Laval AB                                                                                       3              84
  Amano Corp.                                                                                         2              35
  Ansell Ltd.                                                                                         4              35
  BBA Group Plc                                                                                      14              68
  Cookson Group Plc (b)                                                                               6              52
  FKI Plc                                                                                            18              38
  Fuji Photo Film Co. Ltd.                                                                           15             491
  Futuris Corp. Ltd.                                                                                 11              18
  Glory Ltd.                                                                                          2              48
  IMI Plc                                                                                            10              98
  Invensys Plc (b)                                                                                  158              63
  Ishikawajima-Harima Heavy Industries Co. Ltd.                                                      37             117
  Kawasaki Heavy Industries Ltd.                                                                     40             140
  Konica Minolta Holdings Inc. (b)                                                                   14             172
  Mitsubishi Heavy Industries Ltd.                                                                   92             438
  Nikon Corp.                                                                                         8             143
  NKT Holding A/S                                                                                     -              25
  Olympus Corp.                                                                                       7             206
  Orica Ltd. (l)                                                                                      9             152
  RHI AG (b)                                                                                          -              13
  Siemens AG                                                                                         25           2,293
  Smiths Group Plc                                                                                   17             293
  Sulzer AG                                                                                           -              68
  Thomson                                                                                             7             145
  Trelleborg AB                                                                                       2              53
  Uponor Oyj                                                                                          2              47
  Wartsila Oyj                                                                                        2              59
  Wesfarmers Ltd.                                                                                    11             285
                                                                                                                  5,743
Media - 1.7%
  Antena 3 de Television SA                                                                           2              55
  APN News & Media Ltd.                                                                               7              23
  Arnoldo Mondadori Editore SpA                                                                       4              39
  British Sky Broadcasting Plc                                                                       35             330
  Daily Mail & General Trust                                                                          9             108
  Emap Plc                                                                                            8             118
  Eniro AB                                                                                            5              61
  Fuji Television Network Inc.                                                                        -              40
  Gruppo Editoriale L'Espresso SpA                                                                    4              19
  Independent News & Media Plc                                                                       15              48
  ITV Plc                                                                                           120             249
  John Fairfax Holdings Ltd.                                                                         26              74
  Lagardere SCA                                                                                       4             296
  Mediaset SpA                                                                                       25             296
  Modern Times Group AB (b)                                                                           1              63
  Pearson Plc                                                                                        24             338
  Premiere AG (b)                                                                                     2              35
  Promotora de Informaciones SA                                                                       2              39
  ProSiebenSat.1 Media AG                                                                             2              59
  Publishing & Broadcasting Ltd.                                                                      4              45
  Reed Elsevier NV                                                                                   21             307
  Reed Elsevier Plc                                                                                  40             382
  Reuters Group Plc                                                                                  42             287
  Schibsted ASA                                                                                       1              37
  SCMP Group Ltd.                                                                                    20               7
  Seat Pagine Gialle SpA (b)                                                                        107              51
  Singapore Press Holdings Ltd.                                                                      51             143
  Sky Network Television Ltd.                                                                        10              39
  Societe Television Francaise 1                                                                      3             103
  Sogecable SA (b)                                                                                    1              30
  Telecom Italia Media SpA (b)                                                                       31              17
  Television Broadcasts Ltd.                                                                          8              45
  Tokyo Broadcasting System Inc.                                                                      1              24
  Trinity Mirror Plc                                                                                  8              81
  United Business Media Plc                                                                           8             101
  Vivendi Universal SA                                                                               35           1,218
  VNU NV                                                                                              7             242
  Wolters Kluwer NV - ADR                                                                             9             213
  Yell Group Plc                                                                                     22             205
                                                                                                                  5,867
Metal Fabrication & Hardware - 0.2%
  Assa Abloy AB                                                                                       9             158
  Hoganas AB                                                                                          1              15
  NSK Ltd.                                                                                           13             113
  NTN Corp.                                                                                          11              87
  SKF AB                                                                                             12             191
                                                                                                                    564
Mining - 2.4%
  Alumina Ltd.                                                                                       34             182
  Anglo American Plc                                                                                 44           1,677
  BHP Billiton Ltd.                                                                                 110           2,204
  BHP Billiton Plc                                                                                   76           1,385
  Dowa Mining Co. Ltd. (l)                                                                            8              95
  Iluka Resources Ltd.                                                                                6              36
  Mitsubishi Materials Corp.                                                                         31             166
  Mitsui Mining & Smelting Co. Ltd.                                                                  19             133
  Newcrest Mining Ltd.                                                                               11             178
  Nippon Light Metal Co.                                                                             12              33
  Outokumpu Oyj                                                                                       3              51
  Rio Tinto Ltd.                                                                                      9             483
  Rio Tinto Plc                                                                                      33           1,666
  Sumitomo Metal Mining Co. Ltd.                                                                     17             237
                                                                                                                  8,526
Office & Business Equipment - 0.6%
  Canon Inc.                                                                                         23           1,535
  Neopost SA                                                                                          1             110
  OCE NV                                                                                              2              42
  Ricoh Co. Ltd.                                                                                     20             391
  Seiko Epson Corp.                                                                                   3              86
                                                                                                                  2,164
Office Furnishings - 0.0%
  Kokuyo Co. Ltd.                                                                                     2              32


Oil & Gas - 7.4%
  BG Group Plc                                                                                      109           1,362
  BP Plc                                                                                            633           7,268
  Caltex Australia Ltd.                                                                               4              53
  ENI SpA                                                                                            80           2,269
  Hellenic Petroleum SA                                                                               3              44
  INPEX Corp. (p)                                                                                     -             102
  Lundin Petroleum AB (b)                                                                             5              52
  Neste Oil Oyj                                                                                       4             143
  Nippon Mining Holdings Inc.                                                                        24             198
  Nippon Oil Corp.                                                                                   39             306
  Norsk Hydro ASA                                                                                     4             593
  OMV AG                                                                                              5             334
  Origin Energy Ltd.                                                                                 26             135
  Repsol YPF SA                                                                                      28             802
  Royal Dutch Shell Plc                                                                             205           6,521
  Santos Ltd.                                                                                        17             142
  Showa Shell Sekiyu KK                                                                               5              56
  Singapore Petroleum Co. Ltd.                                                                        3              10
  Statoil ASA                                                                                        20             571
  Teikoku Oil Co. Ltd. (p)                                                                            6              72
  TonenGeneral Sekiyu KK                                                                             10             102
  Total SA                                                                                           17           4,458
  Woodside Petroleum Ltd.                                                                            14             458
                                                                                                                 26,051
Oil & Gas Services - 0.1%
  Acergy SA (b)                                                                                       6              94
  Petroleum Geo-Services ASA (b)                                                                      2              70
  ProSafe ASA                                                                                         1              60
  SBM Offshore NV                                                                                     1             114
  Technip SA                                                                                          3             174
                                                                                                                    512
Packaging & Containers - 0.1%
  Amcor Ltd.                                                                                         27             145
  Rexam Plc                                                                                          17             166
  Toyo Seikan Kaisha Ltd.                                                                             5              98
                                                                                                                    409
Pharmaceuticals - 6.6%
  Alfresa Holdings Corp.                                                                              1              49
  Alliance Unichem Plc                                                                                8             118
  Altana AG                                                                                           2             124
  Astellas Pharma Inc.                                                                               17             640
  AstraZeneca Plc                                                                                    49           2,446
  Celesio AG                                                                                          1             109
  Chugai Pharmaceutical Co. Ltd.                                                                      8             149
  CSL Ltd.                                                                                            5             213
  Daiichi Sankyo Co. Ltd.                                                                            20             467
  Eisai Co. Ltd.                                                                                      8             344
  Elan Corp. Plc (b)                                                                                 12             173
  GlaxoSmithKline Plc                                                                               178           4,658
  H Lundbeck A/S                                                                                      2              33
  Kaken Pharmaceutical Co. Ltd.                                                                       2              17
  Kyowa Hakko Kogyo Co. Ltd.                                                                         10              73
  Mayne Nickless Ltd.                                                                                16              40
  Mayne Pharma Ltd. (b)                                                                              16              34
  Mediceo Paltac Holdings Co. Ltd.                                                                    5              84
  Merck KGaA (b)                                                                                      1             138
  Novartis AG                                                                                        71           3,960
  Novo-Nordisk A/S - Class B                                                                          7             453
  Omega Pharma SA                                                                                     -              28
  Orion Oyj                                                                                           3              67
  Roche Holding AG                                                                                   21           3,201
  Sanofi-Aventis                                                                                     32           3,048
  Santen Pharmaceutical Co. Ltd.                                                                      2              50
  Schering AG                                                                                         5             520
  Serono SA - Class B                                                                                 -             123
  Shionogi & Co. Ltd.                                                                                 9             148
  Suzuken Co. Ltd.                                                                                    2              55
  Taisho Pharmaceutical Co. Ltd. (l)                                                                  4              81
  Takeda Pharmaceutical Co. Ltd.                                                                     27           1,556
  Tanabe Seiyaku Co. Ltd.                                                                             8              89
  UCB SA                                                                                              3             140
                                                                                                                 23,428
Pipelines - 0.0%
  Geberit AG                                                                                          -             108


Real Estate - 2.2%
  Allgreen Properties Ltd.                                                                           11              11
  British Land Co. Plc                                                                               16             349
  Brixton Plc                                                                                         8              67
  CapitaLand Ltd.                                                                                    33              99
  Castellum AB                                                                                        1              57
  Centro Properties Group                                                                            24             112
  CFS Gandel Retail Trust                                                                            52              72
  Cheung Kong Holdings Ltd.                                                                          47             498
  City Developments Ltd.                                                                             14              94
  Commonwealth Property Office Fund                                                                  39              38
  Daito Trust Construction Co. Ltd.                                                                   2             120
  DB RREEF Trust                                                                                     88              93
  Fabege AB                                                                                           3              59
  GPT Group                                                                                          56             166
  Great Portland Estates Plc                                                                          4              33
  Hammerson Plc                                                                                       8             182
  Hang Lung Properties Ltd.                                                                          52              99
  Henderson Land Development Co. Ltd.                                                                21             116
  Hopewell Holdings                                                                                  16              46
  Hysan Development Co. Ltd.                                                                         17              48
  Immofinanz Immobilien Anlagen AG (b)                                                               10             105
  ING Industrial Fund                                                                                20              33
  Inmobiliaria Colonial                                                                               1              66
  Investa Property Group                                                                             44              68
  IVG Immobilien AG                                                                                   2              66
  Keppel Land Ltd.                                                                                    9              28
  Kerry Properties Ltd.                                                                              14              49
  Kiwi Income Property Trust                                                                         16              13
  Kungsleden AB                                                                                       1              48
  Land Securities Group Plc                                                                          15             488
  Lend Lease Corp. Ltd.                                                                              11             112
  Leopalace21 Corp.                                                                                   4             139
  Liberty International Plc                                                                           7             140
  Macquarie Goodman Group                                                                            40             143
  Meinl European Land Ltd. (b)                                                                        5              91
  Metrovacesa SA                                                                                      2             142
  Mirvac Group                                                                                       25              75
  Mitsubishi Estate Co. Ltd.                                                                         34             806
  Mitsui Fudosan Co. Ltd.                                                                            24             552
  New World Development Co. Ltd.                                                                     80             140
  NTT Urban Development Corp.                                                                         -              61
  PSP Swiss Property AG (b)                                                                           1              55
  Singapore Land Ltd.                                                                                 3              13
  Sino Land Co.                                                                                      44              63
  Slough Estates Plc                                                                                 12             139
  Stockland                                                                                          39             187
  Sumitomo Realty & Development Co. Ltd.                                                             12             332
  Sun Hung Kai Properties Ltd.                                                                       40             406
  Tokyo Tatemono Co. Ltd.                                                                             7              76
  Tokyu Land Corp.                                                                                   13             116
  United Overseas Land Ltd.                                                                          15              26
  Westfield Group                                                                                    46             563
  Wihlborgs Fastigheter AB (b)                                                                        -              11
  Wing Tai Holdings Ltd.                                                                             14              16
                                                                                                                  7,727
Real Estate Investment Trusts - 0.4%
  Ascendas Real Estate Investment Trust                                                              29              39
  CapitaMall Trust                                                                                   23              34
  Cofinimmo                                                                                           -              28
  Corio NV                                                                                            1              71
  Gecina SA                                                                                           -              33
  Japan Prime Realty Investment Corp.                                                                 -              31
  Japan Real Estate Investment Corp.                                                                  -              87
  Japan Retail Fund Investment Corp.                                                                  -              63
  Klepierre                                                                                           1              93
  Link REIT (b)                                                                                      69             149
  Macquarie Office Trust                                                                             67              66
  Nippon Building Fund Inc.                                                                           -             102
  Nomura Real Estate Office Fund Inc.                                                                 -              42
  Rodamco Europe NV                                                                                   1             135
  Suntec Real Estate Investment Trust                                                                18              15
  Unibail                                                                                             1             252
  Wereldhave NV                                                                                       1              76
                                                                                                                  1,316
Retail - 2.4%
  Aeon Co. Ltd.                                                                                      20             478
  Aoyama Trading Co. Ltd.                                                                             2              53
  Autobacs Seven Co. Ltd.                                                                             1              40
  Autogrill SpA                                                                                       3              46
  Bulgari SpA                                                                                         5              63
  Circle K Sunkus Co. Ltd.                                                                            1              34
  Citizen Watch Co. Ltd.                                                                             11             108
  Coles Myer Ltd.                                                                                    36             275
  Compagnie Financiere Richemont AG                                                                  15             714
  Daimaru Inc.                                                                                        6              88
  D'ieteren SA                                                                                        -              23
  Douglas Holding AG                                                                                  1              45
  DSG International Plc                                                                              57             184
  Enterprise Inns Plc                                                                                10             171
  FamilyMart Co. Ltd.                                                                                 2              53
  Fast Retailing Co. Ltd.                                                                             2             156
  Folli - Follie SA                                                                                   -               9
  Germanos SA                                                                                         2              33
  Giordano International Ltd.                                                                        44              24
  GUS Plc                                                                                            26             484
  Hankyu Department Stores (l)                                                                        3              28
  Harvey Norman Holdings Ltd.                                                                        16              43
  Hellenic Duty Free Shops SA                                                                         1              10
  Hennes & Mauritz AB - Class B                                                                      14             522
  HMV Group Plc                                                                                      10              30
  Inditex SA                                                                                          6             247
  Isetan Co. Ltd.                                                                                     5             109
  KarstadtQuelle AG (b)                                                                               2              45
  Kesa Electrical Plc                                                                                16              88
  Kingfisher Plc                                                                                     71             297
  Lawson Inc.                                                                                         2              64
  Marks & Spencer Group Plc                                                                          50             485
  Marui Co. Ltd.                                                                                     10             192
  Matsumotokiyoshi Co. Ltd.                                                                           1              31
  Metro AG                                                                                            4             219
  Mitchells & Butlers Plc                                                                            14             118
  Mitsukoshi Ltd.                                                                                    13              83
  Next Plc                                                                                            8             216
  Nitori Co. Ltd.                                                                                     1              52
  PPR SA                                                                                              2             235
  Punch Taverns Plc                                                                                   8             114
  Ryohin Keikaku Co. Ltd.                                                                             1              59
  Seven & I Holdings Co. Ltd.                                                                        25             984
  Shimachu Co. Ltd.                                                                                   1              44
  Shimamura Co. Ltd.                                                                                  1              70
  Signet Group Plc                                                                                   58             110
  Skylark Co. Ltd.                                                                                    2              36
  Sonae SGPS SA                                                                                      25              41
  Swatch Group AG                                                                                     1              46
  Swatch Group AG - Class B                                                                           1             172
  Takashimaya Co. Ltd.                                                                                8             122
  UNY Co. Ltd.                                                                                        5              80
  USS Co. Ltd.                                                                                        1              44
  Valora Holding AG (b)                                                                               -              16
  Warehouse Group Ltd.                                                                                6              14
  Whitbread Plc                                                                                       8             165
  Yamada Denki Co. Ltd                                                                                2             265
                                                                                                                  8,577
Semiconductors - 0.6%
  ARM Holdings Plc                                                                                   38              88
  ASM Pacific Technology                                                                              6              33
  ASML Holding NV (b)                                                                                15             310
  Chartered Semiconductor Manufacturing Ltd. (b)                                                     21              20
  Elpida Memory Inc. (b)                                                                              1              43
  Infineon Technologies AG (b)                                                                       19             193
  Micronas Semiconductor Hold (b)                                                                     1              29
  NEC Electronics Corp. (b)                                                                           1              45
  Rohm Co. Ltd.                                                                                       3             349
  Sanken Electric Co. Ltd.                                                                            3              51
  Solomon Systech International Ltd.                                                                 43              21
  STATS ChipPAC Ltd. (b)                                                                             26              21
  STMicroelectronics NV                                                                              20             367
  Tokyo Electron Ltd.                                                                                 5             338
  Unaxis Holding AG (b)                                                                               -              69
                                                                                                                  1,977
Shipbuilding - 0.0%
  Mitsui Engineering & Shipbuilding Co. Ltd. (b)                                                     23              75
  SembCorp Marine Ltd.                                                                               11              19
                                                                                                                     94
Software - 0.6%
  Business Objects SA (b)                                                                             2              64
  Dassault Systemes SA                                                                                2              90
  Fuji Soft ABC Inc.                                                                                  1              27
  Hitachi Software Engineering Co. Ltd.                                                               1              19
  iSOFT Group Plc                                                                                     7              17
  Konami Corp.                                                                                        3              81
  Misys Plc                                                                                          13              53
  Nomura Research Institute Ltd.                                                                      1              98
  Oracle Corp. Japan                                                                                  1              50
  Sage Group Plc                                                                                     38             181
  SAP AG                                                                                              7           1,475
  Telelogic AB (b)                                                                                    5              14
  Trend Micro Inc.                                                                                    3             105
                                                                                                                  2,274
Storage/Warehousing - 0.0%
  Mitsubishi Logistics Corp. (l)                                                                      3              48


Telecommunications - 3.3%
  Belgacom SA                                                                                         5             162
  BT Group Plc                                                                                      259             999
  Deutsche Telekom AG                                                                                84           1,413
  Eircom Group Plc                                                                                   21              54
  Elisa Oyj                                                                                           5              90
  France Telecom SA                                                                                  52           1,169
  Hellenic Telecommunications Organization SA (b)                                                     9             209
  KDDI Corp.                                                                                          -             395
  Nippon Telegraph & Telephone Corp.                                                                  -             686
  PCCW Ltd.                                                                                         114              74
  Portugal Telecom SGPS SA                                                                           25             301
  PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA                                     2              25
  Royal KPN NV                                                                                       63             711
  Singapore Telecommunications Ltd.                                                                 203             333
  Swisscom AG                                                                                         1             214
  Tele2 AB                                                                                            9             107
  Telecom Corp. Ltd. (l)                                                                             60             204
  Telecom Italia SpA                                                                                516           1,460
  Telefonica SA                                                                                     137           2,144
  Telekom Austria AG                                                                                 11             252
  Telenor ASA                                                                                        23             253
  TeliaSonera AB                                                                                     58             350
  Telstra Corp. Ltd.                                                                                 67             181
  Tiscali SpA (b)                                                                                     8              28
                                                                                                                 11,814
Telecommunications Equipment - 0.3%
  Alcatel SA (b)                                                                                     37             578
  Datacraft Asia Ltd. (b)                                                                             5               6
  GN Store Nord                                                                                       7             101
  Intracom Holdings SA                                                                                3              20
  Kudelski SA                                                                                         1              26
  NTT Data Corp.                                                                                      -             188
  Oki Electric Industry Co. Ltd.                                                                     13              42
  Tandberg ASA                                                                                        4              34
  Tandberg Television ASA (b)                                                                         2              44
  Telent Plc (b)                                                                                      2              16
                                                                                                                  1,055
Textiles - 0.3%
  Kuraray Co. Ltd.                                                                                   11             129
  Mitsubishi Rayon Co. Ltd.                                                                          16             131
  Nisshinbo Industries Inc.                                                                           4              45
  Teijin Ltd.                                                                                        26             173
  Texwinca Holdings Ltd.                                                                             16              12
  Toray Industries Inc.                                                                              42             344
  Toyobo Co. Ltd.                                                                                    22              68
                                                                                                                    902
Tobacco - 0.9%
  Altadis SA                                                                                          8             369
  British American Tobacco Plc                                                                       48           1,174
  Gallaher Group Plc                                                                                 20             291
  Imperial Tobacco Group Plc                                                                         22             638
  Japan Tobacco Inc.                                                                                  -             475
  Swedish Match AB                                                                                    9             126
                                                                                                                  3,073
Toys & Hobbies - 0.1%
  Nintendo Co. Ltd.                                                                                   3             449


Transportation - 1.6%
  AP Moller - Maersk A/S                                                                              -             326
  Arriva Plc                                                                                          5              54
  Associated British Ports Holdings Plc                                                               9             109
  Cargotec Corp. - Class B                                                                            1              37
  Central Japan Railway Co.                                                                           -             483
  ComfortDelgro Corp. Ltd.                                                                           46              48
  Compagnie Maritime Belge SA                                                                         1              19
  Cosco Corp. Singapore Ltd.                                                                         18              14
  D/S Torm A/S                                                                                        -              15
  Deutsche Post AG                                                                                   21             537
  DSV A/S                                                                                             1              77
  East Japan Railway Co.                                                                              -             778
  Euronav NV                                                                                          -              12
  Firstgroup Plc                                                                                     12              88
  Frontline Ltd.                                                                                      1              46
  Kawasaki Kisen Kaisha Ltd.                                                                         17             100
  Keihin Electric Express Railway Co. Ltd.                                                           14             115
  Keio Corp.                                                                                         16             106
  Keisei Electric Railway Co. Ltd.                                                                    8              55
  Kintetsu Corp.                                                                                     47             183
  Kuehne & Nagel International AG                                                                     -              97
  Mitsui OSK Lines Ltd.                                                                              32             216
  MTR Corp.                                                                                          39              87
  National Express Group Plc                                                                          4              57
  Neptune Orient Lines Ltd.                                                                          11              15
  Nippon Express Co. Ltd.                                                                            23             131
  Nippon Yusen KK                                                                                    32             195
  Odakyu Electric Railway Co. Ltd.                                                                   18             111
  Orient Overseas International Ltd.                                                                  5              16
  Seino Holdings Corp.                                                                                4              42
  SembCorp Logistics Ltd.                                                                             9              10
  Ship Finance International Ltd. (p)                                                                 -               1
  Singapore Post Ltd.                                                                                42              31
  SMRT Corp. Ltd.                                                                                    14              10
  Stagecoach Group Plc                                                                               21              42
  Stolt-Nielsen SA                                                                                    1              34
  TNT NV                                                                                             13             433
  Tobu Railway Co. Ltd.                                                                              27             142
  Tokyu Corp.                                                                                        28             189
  Toll Holdings Ltd.                                                                                  7              67
  West Japan Railway Co.                                                                              -             211
  Yamato Transport Co. Ltd.                                                                          11             225
                                                                                                                  5,564
Venture Capital - 0.1%
  3i Group Plc                                                                                       17             279
  Jafco Co. Ltd. (b)                                                                                  1              75
                                                                                                                    354
Water - 0.4%
  Kelda Group Plc                                                                                    12             159
  Severn Trent Plc                                                                                   10             199
  Sociedad General de Aguas de Barcelona SA                                                           2              43
  United Utilities Plc                                                                               26             317
  Veolia Environnement                                                                               10             578
                                                                                                                  1,296
Wireless Telecommunications - 2.7%
  Cosmote Mobile Telecommunications SA                                                                4              98
  Hikari Tsushin Inc                                                                                  1              42
  Hutchison Telecommunications International Ltd. (b)                                                57              97
  Mobistar SA                                                                                         1              63
  Nokia Oyj                                                                                         129           2,670
  NTT DoCoMo Inc. (l)                                                                                 1             778
  SmarTone Telecommunications Holding Ltd.                                                            7               8
  Telefonaktiebolaget LM Ericsson - Class B (b)                                                     454           1,727
  Uniden Corp.                                                                                        2              32
  Vodafone Group Plc                                                                              1,893           3,963
                                                                                                                  9,478

  Total Common Stocks (cost $270,848)                                                                           341,041

Options - 0.0%
  Syngenta AG Put Option, Expiration 05/23/06, Strike Price $234.00 CHF                               3               4

  Total Options (cost $0)                                                                                             4

Rights - 0.0%
Building Materials - 0.0%
  Vinci SA, Strike Price $70.25, 04/18/06                                                             5              11

  Total Rights (cost $0)                                                                                             11

Short Term Investments - 22.5%
Money Market Funds - 2.9%
  JNL Money Market Fund, 4.62% (a) (n)                                                           10,378          10,378


Securities Lending Collateral - 19.4%
  Mellon GSL Delaware Business Trust Collateral Fund (n)                                         68,740          68,740


U.S. Treasury Securities - 0.2%
  United States Treasury Bill, 4.53%, 06/08/06 (m)                                                 $600             595

  Total Short Term Investments (cost $79,713)                                                                    79,713

Total Investments - 118.8% (cost $350,561)                                                                      420,769

Other Assets and Liabilities, Net -  (18.8%)                                                                   (66,509)

Total Net Assets - 100%                                                                                        $354,260

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Common Stocks - 95.5%
Advertising - 0.2%
  Catalina Marketing Corp.                                                                           10            $241
  Harte-Hanks Inc.                                                                                   15             412
                                                                                                                    653
Aerospace & Defense - 0.5%
  Alliant Techsystems Inc. (b)                                                                       10             775
  DRS Technologies Inc. (l)                                                                          11             587
  Sequa Corp. - Class A (b)                                                                           2             175
                                                                                                                  1,537
Airlines - 0.4%
  AirTran Holdings Inc. (b)                                                                          23             424
  Alaska Air Group Inc. (b)                                                                           9             316
  Jetblue Airways Corp. (b) (l)                                                                      41             444
                                                                                                                  1,184
Apparel - 0.5%
  Polo Ralph Lauren Corp.                                                                            17           1,010
  Timberland Co. - Class A (b)                                                                       15             516
                                                                                                                  1,526
Auto Parts & Equipment - 0.6%
  ArvinMeritor Inc. (l)                                                                              19             289
  Bandag Inc. (l)                                                                                     3             118
  BorgWarner Inc.                                                                                    16             938
  Lear Corp. (l)                                                                                     18             317
  Modine Manufacturing Co.                                                                            9             267
                                                                                                                  1,929
Banks - 4.1%
  Associated Bancorp.                                                                                37           1,269
  Bank of Hawaii Corp.                                                                               14             750
  Cathay General Bancorp.                                                                            14             519
  City National Corp.                                                                                11             875
  Colonial BancGroup Inc.                                                                            42           1,056
  Commerce Bancorp. Inc. (l)                                                                         48           1,741
  Cullen/Frost Bankers Inc.                                                                          13             695
  FirstMerit Corp.                                                                                   23             563
  Greater Bay Bancorp.                                                                               14             386
  Investors Financial Services Corp. (l)                                                             18             835
  Mercantile Bankshares Corp.                                                                        34           1,296
  SVB Financial Group (b)                                                                             9             501
  TCF Financial Corp. (l)                                                                            31             803
  Texas Regional Bancshares Inc. - Class A                                                           12             369
  Webster Financial Corp.                                                                            15             715
  Westamerica Bancorp. (l)                                                                            9             458
  Wilmington Trust Corp.                                                                             19             806
                                                                                                                 13,637
Beverages - 0.1%
  PepsiAmericas Inc.                                                                                 16             394


Biotechnology - 1.7%
  Affymetrix Inc. (b) (l)                                                                            18             599
  Charles River Laboratories International Inc. (b)                                                  20             971
  Invitrogen Corp. (b) (l)                                                                           14           1,016
  Martek Biosciences Corp. (b) (l)                                                                    9             287
  Millennium Pharmaceuticals Inc. (b) (l)                                                            85             860
  PDL BioPharma Inc. (b) (l)                                                                         31           1,014
  Vertex Pharmaceuticals Inc. (b) (l)                                                                27             993
                                                                                                                  5,740
Building Materials - 0.6%
  Florida Rock Industries Inc.                                                                       12             692
  Martin Marietta Materials Inc.                                                                     13           1,359
                                                                                                                  2,051
Chemicals - 2.5%
  Airgas Inc.                                                                                        18             719
  Albemarle Corp.                                                                                    11             477
  Cabot Corp.                                                                                        17             579
  Chemtura Corp.                                                                                     66             775
  Cytec Industries Inc.                                                                              11             634
  Ferro Corp.                                                                                        11             225
  FMC Corp.                                                                                          10             646
  Lubrizol Corp.                                                                                     19             799
  Lyondell Chemical Co.                                                                              56           1,117
  Minerals Technologies Inc.                                                                          5             307
  Olin Corp.                                                                                         19             411
  RPM International Inc.                                                                             32             580
  Sensient Technologies Corp.                                                                        12             222
  Valspar Corp.                                                                                      28             774
                                                                                                                  8,265
Coal - 1.5%
  Arch Coal Inc.                                                                                     19           1,480
  Peabody Energy Corp.                                                                               72           3,623
                                                                                                                  5,103
Commercial Services - 4.2%
  Adesa Inc.                                                                                         25             657
  Alliance Data Systems Corp. (b) (l)                                                                19             879
  Banta Corp.                                                                                         7             344
  BISYS Group Inc. (b)                                                                               32             434
  Career Education Corp. (b)                                                                         27           1,002
  ChoicePoint Inc. (b)                                                                               25           1,099
  Corinthian Colleges Inc. (b) (l)                                                                   23             334
  Corporate Executive Board Co.                                                                      11           1,092
  Deluxe Corp. (l)                                                                                   14             354
  DeVry Inc. (b) (l)                                                                                 16             367
  DST Systems Inc. (b) (l)                                                                           17           1,001
  Education Management Corp. (b)                                                                     18             763
  Gartner Inc. - Class A (b)                                                                         16             225
  ITT Educational Services Inc. (b)                                                                  10             667
  Kelly Services Inc. - Class A                                                                       5             147
  Korn/Ferry International (b)                                                                       11             230
  Laureate Education Inc. (b)                                                                        14             728
  Manpower Inc.                                                                                      24           1,367
  MPS Group Inc. (b)                                                                                 28             426
  Navigant Consulting Inc. (b)                                                                       13             288
  Quanta Services Inc. (b) (l)                                                                       31             504
  Rent-A-Center Inc. (b)                                                                             19             485
  Rollins Inc.                                                                                        8             160
  Sotheby's Holdings - Class A (b)                                                                   12             360
  United Rentals Inc. (b) (l)                                                                        18             634
  Valassis Communications Inc. (b) (l)                                                               12             365
                                                                                                                 14,912
Computers - 3.9%
  Anteon International Corp. (b)                                                                      8             461
  Cadence Design Systems Inc. (b) (l)                                                                78           1,436
  Ceridian Corp. (b)                                                                                 40           1,013
  Cognizant Technology Solutions Corp. (b)                                                           38           2,248
  Diebold Inc.                                                                                       19             781
  Imation Corp.                                                                                       9             392
  Jack Henry & Associates Inc.                                                                       21             471
  McData Corp. - Class A (b) (l)                                                                     42             196
  Mentor Graphics Corp. (b)                                                                          21             235
  Reynolds & Reynolds Co. - Class A                                                                  14             400
  SanDisk Corp. (b)                                                                                  50           2,895
  SRA International Inc. - Class A (b)                                                               10             386
  Synopsys Inc. (b)                                                                                  40             884
  Western Digital Corp. (b)                                                                          59           1,147
                                                                                                                 12,945
Data Processing - 1.1%
  Acxiom Corp. (l)                                                                                   20             523
  CSG Systems International (b)                                                                      13             296
  Dun & Bradstreet Corp. (b)                                                                         18           1,394
  Fair Isaac Corp.                                                                                   18             710
  MoneyGram International Inc.                                                                       23             718
                                                                                                                  3,641
Distribution & Wholesale - 1.2%
  CDW Corp.                                                                                          17           1,012
  Fastenal Co. (l)                                                                                   34           1,605
  Ingram Micro Inc. - Class A (b) (l)                                                                32             636
  Tech Data Corp. (b)                                                                                15             572
                                                                                                                  3,825
Diversified Financial Services - 3.6%
  AG Edwards Inc.                                                                                    21           1,048
  AmeriCredit Corp. (b) (l)                                                                          36           1,106
  Eaton Vance Corp.                                                                                  36             979
  Fidelity National Information Services Inc.                                                        26           1,039
  IndyMac Bancorp. Inc.                                                                              18             721
  Jefferies Group Inc.                                                                               14             792
  Legg Mason Inc.                                                                                    34           4,217
  Raymond James Financial Inc.                                                                       23             692
  SEI Investments Co.                                                                                17             706
  Waddell & Reed Financial Inc. - Class A                                                            22             515
                                                                                                                 11,815
Diversified Machinery - 1.1%
  AGCO Corp. (b) (l)                                                                                 24             500
  Flowserve Corp. (b)                                                                                15             884
  Graco Inc.                                                                                         19             854
  Nordson Corp.                                                                                       9             448
  Tecumseh Products Co.                                                                               4             108
  Zebra Technologies Corp. (b) (l)                                                                   19             862
                                                                                                                  3,656
Electric - 4.7%
  Alliant Energy Corp.                                                                               32           1,007
  Aquila Inc. (b)                                                                                   100             397
  Black Hills Inc.                                                                                    9             301
  DPL Inc. (l)                                                                                       35             943
  Duquesne Light Holdings Inc. (l)                                                                   21             343
  Energy East Corp.                                                                                  40             983
  Great Plains Energy Inc. (l)                                                                       21             577
  Hawaiian Electric Industries Inc. (l)                                                              22             603
  Idacorp Inc.                                                                                       11             367
  MDU Resources Group Inc.                                                                           33           1,098
  Northeast Utilities (l)                                                                            41             803
  NSTAR                                                                                              29             837
  OGE Energy Corp. (l)                                                                               25             721
  Pepco Holdings Inc.                                                                                52           1,180
  PNM Resources Inc.                                                                                 18             447
  Puget Energy Inc.                                                                                  32             671
  SCANA Corp                                                                                         31           1,230
  Sierra Pacific Resources (b)                                                                       54             741
  Westar Energy Inc.                                                                                 23             480
  Wisconsin Energy Corp. (l)                                                                         32           1,280
  WPS Resources Corp. (l)                                                                            11             523
                                                                                                                 15,532
Electrical Components & Equipment - 1.0%
  Ametek Inc.                                                                                        19             865
  Energizer Holdings Inc. (b)                                                                        18             970
  Hubbell Inc. - Class B (l)                                                                         17             853
  Thomas & Betts Corp. (b)                                                                           15             746
                                                                                                                  3,434
Electronics - 1.8%
  Amphenol Corp. - Class A                                                                           24           1,269
  Arrow Electronics Inc. (b)                                                                         33           1,056
  Avnet Inc. (b)                                                                                     40           1,014
  Gentex Corp. (l)                                                                                   43             744
  Kemet Corp. (b)                                                                                    23             221
  Plexus Corp. (b)                                                                                   12             450
  Varian Inc. (b)                                                                                     8             336
  Vishay Intertechnology Inc. (b)                                                                    50             719
                                                                                                                  5,809
Engineering & Construction - 0.6%
  Dycom Industries Inc. (b)                                                                          12             247
  Granite Construction Inc.                                                                           9             441
  Jacobs Engineering Group Inc. (b)                                                                  16           1,381
                                                                                                                  2,069
Entertainment - 0.6%
  GTECH Holdings Corp.                                                                               34           1,166
  International Speedway Corp. - Class A                                                              9             477
  Macrovision Corp. (b)                                                                              14             302
                                                                                                                  1,945
Environmental Control - 0.8%
  Mine Safety Appliances Co.                                                                          7             296
  Republic Services Inc. - Class A                                                                   33           1,420
  Stericycle Inc. (b)                                                                                12             818
                                                                                                                  2,534
Food - 1.2%
  Dean Foods Co. (b)                                                                                 37           1,430
  Hormel Foods Corp.                                                                                 20             677
  JM Smucker Co.                                                                                     16             636
  Ruddick Corp.                                                                                       9             227
  Smithfield Foods Inc. (b) (l)                                                                      27             796
  Tootsie Roll Industries Inc. (l)                                                                    7             207
                                                                                                                  3,973
Forest Products & Paper - 0.7%
  Bowater Inc. (l)                                                                                   15             441
  Glatfelter                                                                                         12             217
  Longview Fibre Co.                                                                                 13             338
  Potlatch Corp.                                                                                      8             333
  Rayonier Inc. (l)                                                                                  21             948
                                                                                                                  2,277
Gas - 0.8%
  AGL Resources Inc. (l)                                                                             21             767
  Oneok Inc.                                                                                         32           1,034
  Vectren Corp.                                                                                      20             534
  WGL Holdings Inc.                                                                                  13             395
                                                                                                                  2,730
Hand & Machine Tools - 0.2%
  Kennametal Inc.                                                                                    11             647

Healthcare Products - 3.5%
  Advanced Medical Optics Inc. (b) (l)                                                               18             853
  Beckman Coulter Inc.                                                                               17             929
  Cytyc Corp. (b)                                                                                    31             880
  Dentsply International Inc.                                                                        22           1,252
  Edwards Lifesciences Corp. (b)                                                                     16             713
  Gen-Probe Inc. (b)                                                                                 14             768
  Henry Schein Inc. (b)                                                                              24           1,143
  Hillenbrand Industries Inc.                                                                        17             921
  Intuitive Surgical Inc. (b)                                                                        10           1,147
  STERIS Corp.                                                                                       19             464
  Techne Corp. (b)                                                                                   11             641
  Varian Medical Systems Inc. (b)                                                                    36           2,020
                                                                                                                 11,731
Healthcare Services - 2.1%
  Apria Healthcare Group Inc. (b) (l)                                                                14             314
  Community Health Systems Inc. (b)                                                                  26             931
  Covance Inc. (b)                                                                                   17           1,007
  Health Net Inc. (b)                                                                                31           1,593
  LifePoint Hospitals Inc. (b)                                                                       16             488
  Lincare Holdings Inc. (b)                                                                          27           1,038
  Triad Hospitals Inc. (b)                                                                           24             988
  Universal Health Services Inc.                                                                     15             760
                                                                                                                  7,119
Holding Companies - Diversified - 0.4%
  Leucadia National Corp. (l)                                                                        22           1,342


Home Builders - 1.3%
  Beazer Homes USA Inc. (l)                                                                          11             742
  Hovnanian Enterprises Inc. - Class A (b) (l)                                                       10             419
  MDC Holdings Inc. (l)                                                                               9             575
  Ryland Group Inc. (l)                                                                              13             889
  Thor Industries Inc.                                                                               10             508
  Toll Brothers Inc. (b) (l)                                                                         32           1,122
                                                                                                                  4,255
Home Furnishings - 0.1%
  Furniture Brands International Inc. (l)                                                            13             329


Household Products - 0.6%
  American Greetings Corp. (l)                                                                       17             376
  Blyth Inc.                                                                                          7             151
  Church & Dwight Co. Inc.                                                                           18             652
  Scotts Miracle-Gro Co.                                                                             12             549
  Tupperware Brands Corp.                                                                            14             294
                                                                                                                  2,022
Insurance - 5.5%
  American Financial Group Inc.                                                                      13             532
  AmerUs Group Co.                                                                                   11             639
  Arthur J Gallagher & Co. (l)                                                                       26             726
  Brown & Brown Inc. (l)                                                                             30           1,012
  Everest Re Group Ltd.                                                                              18           1,636
  Fidelity National Financial Inc.                                                                   47           1,686
  First American Corp.                                                                               26           1,026
  Hanover Insurance Group Inc.                                                                       15             772
  HCC Insurance Holdings Inc. (l)                                                                    29           1,009
  Horace Mann Educators Corp.                                                                        11             208
  Mercury General Corp. (l)                                                                          10             535
  Ohio Casualty Corp.                                                                                17             554
  Old Republic International Corp.                                                                   63           1,368
  PMI Group Inc. (l)                                                                                 25           1,126
  Protective Life Corp.                                                                              19             950
  Radian Group Inc.                                                                                  23           1,369
  Stancorp Financial Group Inc.                                                                      15             809
  Unitrin Inc.                                                                                       12             580
  WR Berkley Corp.                                                                                   31           1,781
                                                                                                                 18,318
Internet - 1.2%
  Avocent Corp. (b)                                                                                  13             427
  Checkfree Corp. (b) (l)                                                                            25           1,254
  F5 Networks Inc. (b) (l)                                                                           11             784
  McAfee Inc. (b)                                                                                    46           1,118
  RSA Security Inc. (b)                                                                              18             331
                                                                                                                  3,914
Iron & Steel - 0.2%
  Steel Dynamics Inc. (l)                                                                            11             598


Leisure Time - 0.1%
  Callaway Golf Co.                                                                                  18             312


Lodging - 0.2%
  Boyd Gaming Corp.                                                                                  12             580


Machinery - 0.6%
  Joy Global Inc.                                                                                    33           1,987


Manufacturing - 2.6%
  Brink's Co.                                                                                        16             817
  Carlisle Cos. Inc.                                                                                  8             684
  Crane Co.                                                                                          14             562
  Donaldson Co. Inc.                                                                                 19             632
  Federal Signal Corp.                                                                               13             233
  Harsco Corp.                                                                                       11             945
  Lancaster Colony Corp.                                                                              7             280
  Pentair Inc.                                                                                       28           1,129
  Roper Industries Inc.                                                                              18             883
  SPX Corp.                                                                                          18             963
  Teleflex Inc.                                                                                      11             795
  Trinity Industries Inc. (l)                                                                        12             651
                                                                                                                  8,574
Media - 1.1%
  Belo Corp. (l)                                                                                     26             517
  Emmis Communications Corp. - Class A (b)                                                           10             159
  Entercom Communications Corp.                                                                      10             276
  Lee Enterprises Inc.                                                                               12             403
  Media General Inc.                                                                                  6             291
  Reader's Digest Association Inc. - Class A                                                         26             387
  Scholastic Corp. (b) (l)                                                                           10             255
  Washington Post Co.                                                                                 2           1,242
  Westwood One Inc.                                                                                  18             193
                                                                                                                  3,723
Metal Fabrication & Hardware - 1.0%
  Precision Castparts Corp.                                                                          36           2,159
  Timken Co.                                                                                         23             737
  Worthington Industries (l)                                                                         20             394
                                                                                                                  3,290
Office Furnishings - 0.5%
  Herman Miller Inc.                                                                                 19             614
  HNI Corp.                                                                                          15             886
                                                                                                                  1,500
Oil & Gas - 5.0%
  Denbury Resources Inc. (b)                                                                         31             994
  ENSCO International Inc.                                                                           42           2,157
  Forest Oil Corp. (b)                                                                               15             557
  Helmerich & Payne Inc.                                                                             14             995
  Newfield Exploration Co. (b)                                                                       35           1,459
  Noble Energy Inc.                                                                                  48           2,101
  Patterson-UTI Energy Inc.                                                                          47           1,512
  Pioneer Natural Resources Co. (l)                                                                  35           1,556
  Plains Exploration & Production Co. (b)                                                            21             830
  Pogo Producing Co.                                                                                 16             825
  Pride International Inc. (b)                                                                       43           1,352
  Quicksilver Resources Inc. (b) (l)                                                                 18             709
  Southwestern Energy Co. (b)                                                                        46           1,469
                                                                                                                 16,516
Oil & Gas Services - 2.2%
  Cooper Cameron Corp. (b)                                                                           31           1,369
  FMC Technologies Inc. (b)                                                                          19             966
  Grant Prideco Inc. (b)                                                                             35           1,508
  Hanover Compressor Co. (b) (l)                                                                     24             456
  Smith International Inc.                                                                           55           2,135
  Tidewater Inc.                                                                                     17             916
                                                                                                                  7,350
Packaging & Containers - 0.4%
  Packaging Corp.                                                                                    17             387
  Sonoco Products Co. (l)                                                                            27             920
                                                                                                                  1,307
Pharmaceuticals - 2.1%
  Cephalon Inc. (b) (l)                                                                              16             958
  Omnicare Inc.                                                                                      33           1,796
  Par Pharmaceutical Cos. Inc. (b) (l)                                                                9             266
  Perrigo Co.                                                                                        23             373
  Pharmaceutical Product Development Inc.                                                            28             954
  Sepracor Inc. (b) (l)                                                                              29           1,416
  Valeant Pharmaceutical International                                                               25             404
  VCA Antech Inc. (b) (l)                                                                            23             646
                                                                                                                  6,813
Pipelines - 1.3%
  Equitable Resources Inc.                                                                           33           1,208
  National Fuel Gas Co. (l)                                                                          23             758
  Questar Corp.                                                                                      23           1,634
  Western Gas Resources Inc.                                                                         16             760
                                                                                                                  4,360
Real Estate Investment Trusts - 3.5%
  AMB Property Corp.                                                                                 23           1,269
  Developers Diversified Realty Corp.                                                                30           1,631
  Highwoods Properties Inc.                                                                          14             485
  Hospitality Properties Trust                                                                       20             861
  Liberty Property Trust (l)                                                                         24           1,140
  Macerich Co.                                                                                       19           1,406
  Mack-Cali Realty Corp.                                                                             17             815
  New Plan Excel Realty Trust                                                                        29             742
  Regency Centers Corp.                                                                              19           1,249
  United Dominion Realty Trust Inc.                                                                  38           1,073
  Weingarten Realty Investors                                                                        22             898
                                                                                                                 11,569
Retail - 8.5%
  99 Cents Only Stores (b) (l)                                                                       13             181
  Abercrombie & Fitch Co. - Class A                                                                  24           1,398
  Advance Auto Parts                                                                                 30           1,233
  Aeropostale Inc. (b)                                                                               15             451
  American Eagle Outfitters Inc.                                                                     36           1,076
  AnnTaylor Stores Corp. (b)                                                                         20             733
  Applebee's International Inc.                                                                      20             502
  Barnes & Noble Inc.                                                                                14             656
  BJ's Wholesale Club Inc. (b)                                                                       18             567
  Bob Evans Farms Inc.                                                                               10             294
  Borders Group Inc.                                                                                 18             449
  Brinker International Inc. (l)                                                                     24             995
  Carmax Inc. (b) (l)                                                                                29             937
  CBRL Group Inc.                                                                                    12             547
  Cheesecake Factory Inc. (b)                                                                        22             807
  Chico's FAS Inc. (b) (l)                                                                           49           2,011
  Claire's Stores Inc.                                                                               27             989
  Copart Inc. (b)                                                                                    19             525
  Dollar Tree Stores Inc. (b) (l)                                                                    29             807
  Foot Locker Inc.                                                                                   43           1,021
  GameStop Corp. (b) (l)                                                                             16             739
  Michaels Stores Inc.                                                                               37           1,376
  MSC Industrial Direct Co. - Class A                                                                15             799
  O'Reilly Automotive Inc. (b)                                                                       31           1,122
  Outback Steakhouse Inc. (l)                                                                        18             793
  Pacific Sunwear of California (b) (l)                                                              20             438
  Payless Shoesource Inc. (b)                                                                        19             432
  Petsmart Inc.                                                                                      38           1,082
  Pier 1 Imports Inc. (l)                                                                            22             260
  Regis Corp.                                                                                        12             429
  Ross Stores Inc.                                                                                   40           1,155
  Ruby Tuesday Inc. (l)                                                                              16             518
  Saks Inc. (b)                                                                                      38             736
  Urban Outfitters Inc. (b)                                                                          30             742
  Williams-Sonoma Inc. (b)                                                                           32           1,340
                                                                                                                 28,140
Savings & Loans - 1.1%
  Astoria Financial Corp.                                                                            24             750
  First Niagara Financial Group Inc. (l)                                                             31             456
  Independence Community Bancorp.                                                                    20             844
  New York Community Bancorp. Inc. (l)                                                               65           1,136
  Washington Federal Inc. (l)                                                                        24             578
                                                                                                                  3,764
Semiconductors - 3.8%
  Atmel Corp. (b) (l)                                                                               117             551
  Cabot Microelectronics Corp. (b)                                                                    7             242
  Credence Systems Corp. (b)                                                                         27             196
  Cree Inc. (b) (l)                                                                                  20             662
  Cypress Semiconductor Corp. (b) (l)                                                                37             630
  Fairchild Semiconductor International Inc. (b) (l)                                                 32             609
  Integrated Device Technology Inc. (b)                                                              55             813
  International Rectifier Corp. (b) (l)                                                              19             805
  Intersil Corp.                                                                                     40           1,154
  Lam Research Corp. (b)                                                                             39           1,656
  Lattice Semiconductor Corp. (b)                                                                    30             200
  MEMC Electronic Materials Inc. (b)                                                                 45           1,669
  Micrel Inc. (b)                                                                                    18             260
  Microchip Technology Inc.                                                                          57           2,087
  Semtech Corp. (b)                                                                                  20             359
  Silicon Laboratories Inc. (b) (l)                                                                  12             655
  Triquint Semiconductor Inc. (b)                                                                    38             186
                                                                                                                 12,734
Software - 0.8%
  Activision Inc. (b)                                                                                75           1,034
  Advent Software Inc. (b)                                                                            5             136
  National Instruments Corp. (l)                                                                     15             481
  Sybase Inc. (b)                                                                                    24             512
  Transaction Systems Architects Inc. (b)                                                            10             302
  Wind River Systems Inc. (b)                                                                        19             242
                                                                                                                  2,707
Telecommunications - 0.4%
  Cincinnati Bell Inc. (b)                                                                           68             307
  Telephone & Data Systems Inc.                                                                      29           1,116
                                                                                                                  1,423
Telecommunications Equipment - 1.4%
  3Com Corp. (b)                                                                                    103             528
  Adtran Inc.                                                                                        18             472
  CommScope Inc. (b)                                                                                 15             433
  Harris Corp.                                                                                       37           1,731
  Newport Corp. (b)                                                                                  11             203
  Plantronics Inc.                                                                                   13             462
  Polycom Inc. (b)                                                                                   25             542
  Utstarcom Inc. (b) (l)                                                                             28             178
                                                                                                                  4,549
Textiles - 0.4%
  Mohawk Industries Inc. (b)                                                                         14           1,168


Tobacco - 0.1%
  Universal Corp.                                                                                     7             246


Transportation - 2.7%
  Alexander & Baldwin Inc.                                                                           12             556
  CH Robinson Worldwide Inc.                                                                         47           2,295
  CNF Inc.                                                                                           14             715
  Expeditors International Washington Inc. (l)                                                       29           2,519
  GATX Corp.                                                                                         13             556
  JB Hunt Transport Services Inc.                                                                    34             731
  Overseas Shipholding Group                                                                          8             390
  Swift Transportation Co. Inc. (b) (l)                                                              14             314
  Werner Enterprises Inc. (l)                                                                        13             247
  YRC Worldwide Inc. (b)                                                                             16             606
                                                                                                                  8,929
Water - 0.3%
  Aqua America Inc. (l)                                                                              35             980


Wireless Telecommunications - 0.3%
  Powerwave Technologies Inc. (b) (l)                                                                30             410
  RF Micro Devices Inc. (b) (l)                                                                      52             451
                                                                                                                    861

  Total Common Stocks (cost $255,853)                                                                           316,773

Short Term Investments - 22.8%
Money Market Funds - 4.3%
  JNL Money Market Fund, 4.62% (a) (n)                                                           14,170          14,170


Securities Lending Collateral - 18.3%
  Mellon GSL Delaware Business Trust Collateral Fund (n)                                         60,874          60,874


U.S. Treasury Securities - 0.2%
  United States Treasury Bill, 4.53%, 06/08/06 (m)                                                 $505             501

  Total Short Term Investments (cost $75,545)                                                                    75,545

Total Investments - 118.3% (cost $331,398)                                                                      392,318

Other Assets and Liabilities, Net -  (18.3%)                                                                   (60,581)

Total Net Assets - 100%                                                                                        $331,737

JNL/Mellon Capital Management S&P 500 Index Fund
Common Stocks - 98.6%
Advertising - 0.2%
  Interpublic Group of Cos. Inc. (b) (l)                                                             18            $171
  Omnicom Group Inc.                                                                                  7             582
                                                                                                                    753
Aerospace & Defense - 2.1%
  Boeing Co.                                                                                         31           2,437
  General Dynamics Corp.                                                                             16           1,006
  Goodrich Corp.                                                                                      5             208
  L-3 Communicaitons Holdings Inc.                                                                    5             411
  Lockheed Martin Corp.                                                                              14           1,056
  Northrop Grumman Corp. (l)                                                                         14             922
  Raytheon Co.                                                                                       17             801
  Rockwell Collins Inc.                                                                               7             391
  United Technologies Corp.                                                                          40           2,303
                                                                                                                  9,535
Agriculture - 0.4%
  Archer-Daniels-Midland Co.                                                                         26             865
  Monsanto Co.                                                                                       11             896
                                                                                                                  1,761
Airlines - 0.1%
  Southwest Airlines Co.                                                                             28             503


Apparel - 0.4%
  Coach Inc. (b)                                                                                     15             504
  Jones Apparel Group Inc.                                                                            4             145
  Liz Claiborne Inc.                                                                                  4             155
  Nike Inc. - Class B                                                                                 7             631
  VF Corp.                                                                                            4             201
                                                                                                                  1,636
Auto Manufacturers - 0.3%
  Ford Motor Co. (l)                                                                                 71             564
  General Motors Corp. (l)                                                                           22             474
  Navistar International Corp. (b)                                                                    2              67
  Paccar Inc.                                                                                         7             475
                                                                                                                  1,580
Auto Parts & Equipment - 0.2%
  Cooper Tire & Rubber Co. (l)                                                                        2              34
  Goodyear Tire & Rubber Co. (b)                                                                      7             103
  Johnson Controls Inc.                                                                               8             584
                                                                                                                    721
Banks - 6.1%
  AmSouth Bancorp. (l)                                                                               14             379
  Bank of America Corp.                                                                             181           8,262
  Bank of New York Co. Inc.                                                                          30           1,089
  BB&T Corp. (l)                                                                                     21             810
  Comerica Inc.                                                                                       6             366
  Compass Bancshares Inc.                                                                             5             245
  Fifth Third Bancorp.                                                                               22             859
  First Horizon National Corp. (l)                                                                    5             195
  Huntington Bancshares Inc.                                                                         10             245
  KeyCorp                                                                                            16             587
  M&T Bank Corp.                                                                                      3             348
  Marshall & Ilsley Corp.                                                                             8             360
  Mellon Financial Corp.                                                                             16             570
  National City Corp. (l)                                                                            22             751
  North Fork Bancorp. Inc.                                                                           19             540
  Northern Trust Corp.                                                                                7             374
  PNC Financial Services Group Inc.                                                                  11             752
  Regions Financial Corp.                                                                            18             631
  State Street Corp.                                                                                 13             788
  SunTrust Banks Inc.                                                                                15           1,060
  Synovus Financial Corp.                                                                            12             325
  US Bancorp                                                                                         70           2,148
  Wachovia Corp.                                                                                     63           3,557
  Wells Fargo & Co.                                                                                  65           4,182
  Zions Bancorp.                                                                                      4             322
                                                                                                                 29,745
Beverages - 2.0%
  Anheuser-Busch Cos. Inc.                                                                           30           1,301
  Brown-Forman Corp. - Class B                                                                        3             249
  Coca-Cola Co.                                                                                      81           3,373
  Coca-Cola Enterprises Inc.                                                                         13             255
  Constellation Brands Inc. - Class A (b)                                                             8             203
  Molson Coors Brewing Co.                                                                            2             139
  Pepsi Bottling Group Inc.                                                                           6             170
  PepsiCo Inc.                                                                                       65           3,739
  Tronox Inc. - Class B (b)                                                                           1              15
                                                                                                                  9,444
Biotechnology - 1.2%
  Amgen Inc. (b)                                                                                     46           3,325
  Biogen Idec Inc. (b)                                                                               14             638
  Chiron Corp. (b)                                                                                    4             197
  Genzyme Corp. (b)                                                                                  10             687
  Medimmune Inc. (b)                                                                                 10             380
  Millipore Corp. (b)                                                                                 2             158
                                                                                                                  5,385
Building Materials - 0.2%
  American Standard Cos. Inc.                                                                         7             303
  Masco Corp.                                                                                        16             516
  Vulcan Materials Co.                                                                                4             329
                                                                                                                  1,148
Chemicals - 1.2%
  Air Products & Chemicals Inc.                                                                       8             568
  Ashland Inc.                                                                                        3             187
  Dow Chemical Co.                                                                                   38           1,537
  Eastman Chemical Co.                                                                                3             157
  Ecolab Inc.                                                                                         7             286
  EI Du Pont de Nemours & Co. (l)                                                                    36           1,522
  Engelhard Corp.                                                                                     5             204
  Hercules Inc. (b)                                                                                   4              48
  International Flavors & Fragrances Inc.                                                             3             116
  PPG Industries Inc.                                                                                 6             405
  Rohm & Haas Co.                                                                                     6             274
  Sherwin-Williams Co.                                                                                4             220
  Sigma-Aldrich Corp. (l)                                                                             2             157
                                                                                                                  5,681
Commercial Services - 0.8%
  Apollo Group Inc. - Class A (b)                                                                     6             292
  Cendant Corp.                                                                                      38             666
  Convergys Corp. (b)                                                                                 5              93
  Equifax Inc.                                                                                        5             193
  H&R Block Inc. (l)                                                                                 12             260
  McKesson Corp.                                                                                     12             628
  Moody's Corp.                                                                                       9             665
  Paychex Inc.                                                                                       13             548
  Robert Half International Inc.                                                                      6             243
  RR Donnelley & Sons Co.                                                                             8             262
                                                                                                                  3,850
Computers - 3.9%
  Affiliated Computer Services Inc. - Class A (b)                                                     5             279
  Apple Computer Inc. (b)                                                                            33           2,090
  Computer Sciences Corp. (b)                                                                         7             407
  Dell Inc. (b)                                                                                      92           2,737
  Electronic Data Systems Corp.                                                                      20             537
  EMC Corp. (b)                                                                                      93           1,270
  Gateway Inc. (b)                                                                                   10              23
  Hewlett-Packard Co.                                                                               111           3,637
  International Business Machines Corp.                                                              61           5,046
  Lexmark International Inc. (b)                                                                      4             190
  NCR Corp. (b)                                                                                       7             290
  Network Appliance Inc. (b)                                                                         14             515
  Sun Microsystems Inc. (b)                                                                         136             698
  Unisys Corp. (b)                                                                                   12              83
                                                                                                                 17,802
Cosmetics & Personal Care - 2.0%
  Alberto-Culver Co. - Class B (l)                                                                    3             140
  Avon Products Inc.                                                                                 17             545
  Colgate-Palmolive Co.                                                                              20           1,154
  Estee Lauder Cos. Inc.                                                                              5             179
  Proctor & Gamble Co.                                                                              128           7,400
                                                                                                                  9,418
Data Processing - 0.6%
  Automatic Data Processing Inc.                                                                     23           1,039
  First Data Corp.                                                                                   30           1,406
  Fiserv Inc. (b)                                                                                     7             297
                                                                                                                  2,742
Distribution & Wholesale - 0.1%
  Genuine Parts Co.                                                                                   7             296
  WW Grainger Inc.                                                                                    3             208
                                                                                                                    504
Diversified Financial Services - 8.1%
  American Express Co.                                                                               48           2,543
  Ameriprise Financial Inc.                                                                          10             446
  Bear Stearns Cos. Inc.                                                                              5             644
  Capital One Financial Corp.                                                                        12             949
  Charles Schwab Corp.                                                                               39             678
  CIT Group Inc.                                                                                      7             399
  Citigroup Inc.                                                                                    195           9,206
  Countrywide Financial Corp.                                                                        24             867
  E*Trade Financial Corp. (b)                                                                        17             445
  Fannie Mae                                                                                         38           1,946
  Federated Investors Inc. - Class B                                                                  3             134
  Franklin Resources Inc.                                                                             6             562
  Freddie Mac                                                                                        27           1,650
  Goldman Sachs Group Inc.                                                                           17           2,665
  Janus Capital Group Inc.                                                                            8             187
  JPMorgan Chase & Co.                                                                              136           5,671
  Lehman Brothers Holdings Inc.                                                                      11           1,525
  Merrill Lynch & Co. Inc.                                                                           36           2,829
  Morgan Stanley                                                                                     42           2,636
  SLM Corp.                                                                                          16             852
  TRowe Price Group Inc.                                                                              5             392
                                                                                                                 37,226
Diversified Machinery - 0.3%
  Cummins Inc.                                                                                        2             194
  Deere & Co.                                                                                         9             733
  Rockwell Automation Inc.                                                                            7             492
                                                                                                                  1,419
E - Commerce - 0.5%
  Amazon.Com Inc. (b) (l)                                                                            12             447
  eBay Inc. (b)                                                                                      45           1,764
  Monster Worldwide Inc. (b)                                                                          5             233
                                                                                                                  2,444
Electric - 2.9%
  Aes Corp. (b)                                                                                      26             442
  Allegheny Energy Inc. (b)                                                                           7             227
  Ameren Corp. (l)                                                                                    8             405
  American Electric Power Co. Inc.                                                                   16             529
  Centerpoint Energy Inc. (l)                                                                        13             149
  Cinergy Corp. (l)                                                                                   8             347
  CMS Energy Corp. (b)                                                                                8             103
  Consolidated Edison Inc. (l)                                                                        9             407
  Constellation Energy Group Inc.                                                                     7             373
  Dominion Resources Inc.                                                                            14             944
  DTE Energy Co. (l)                                                                                  7             276
  Duke Energy Corp. (b) (l)                                                                          36           1,062
  Dynegy Inc. - Class A (b) (l)                                                                      12              57
  Edison International Inc.                                                                          13             526
  Entergy Corp.                                                                                       8             561
  Exelon Corp.                                                                                       26           1,382
  FirstEnergy Corp.                                                                                  13             632
  FPL Group Inc. (l)                                                                                 16             637
  PG&E Corp. (l)                                                                                     14             534
  Pinnacle West Capital Corp.                                                                         4             146
  PPL Corp.                                                                                          15             441
  Progress Energy Inc. (l)                                                                           10             438
  Public Service Enterprise Group Inc.                                                               10             615
  Southern Co. (l)                                                                                   29             955
  TECO Energy Inc. (l)                                                                                9             143
  TXU Corp.                                                                                          18             824
  Xcel Energy Inc. (l)                                                                               16             284
                                                                                                                 13,439
Electrical Components & Equipment - 0.4%
  American Power Conversion Corp.                                                                     6             150
  Emerson Electric Co.                                                                               16           1,348
  Molex Inc.                                                                                          5             168
                                                                                                                  1,666
Electronics - 0.5%
  Agilent Technologies Inc. (b)                                                                      17             633
  Applera Corp. - Applied Biosystems Group                                                            7             184
  Fisher Scientific International Inc. (b)                                                            5             320
  Jabil Circuit Inc. (b)                                                                              6             277
  PerkinElmer Inc.                                                                                    5             108
  Sanmina-SCI Corp. (b) (l)                                                                          20              81
  Solectron Corp. (b)                                                                                33             132
  Symbol Technologies Inc.                                                                           11             116
  Tektronix Inc.                                                                                      3             101
  Thermo Electron Corp. (b)                                                                           6             236
  Waters Corp. (b)                                                                                    4             173
                                                                                                                  2,361
Engineering & Construction - 0.1%
  Fluor Corp.                                                                                         3             278


Entertainment - 0.1%
  International Game Technology                                                                      13             456


Environmental Control - 0.2%
  Allied Waste Industries Inc. (b) (l)                                                                9             115
  Waste Management Inc.                                                                              22             768
                                                                                                                    883
Food - 1.4%
  Albertson's Inc. (l)                                                                               14             364
  Campbell Soup Co.                                                                                   7             237
  ConAgra Foods Inc.                                                                                 20             440
  General Mills Inc.                                                                                 14             711
  Hershey Co.                                                                                         7             356
  HJ Heinz Co.                                                                                       13             499
  Kellogg Co.                                                                                        10             433
  Kroger Co. (b)                                                                                     29             582
  McCormick & Co. Inc.                                                                                5             183
  Safeway Inc.                                                                                       18             446
  Sara Lee Corp.                                                                                     30             535
  Supervalu Inc.                                                                                      5             166
  Sysco Corp.                                                                                        24             779
  Tyson Foods Inc.                                                                                    9             122
  Whole Foods Market Inc.                                                                             5             353
  WM Wrigley Jr Co.                                                                                   7             441
                                                                                                                  6,647
Forest Products & Paper - 0.5%
  International Paper Co.                                                                            19             671
  Louisiana-Pacific Corp.                                                                             4             106
  MeadWestvaco Corp.                                                                                  7             188
  Plum Creek Timber Co. Inc.                                                                          7             277
  Temple-Inland Inc.                                                                                  5             205
  Weyerhaeuser Co.                                                                                    9             675
                                                                                                                  2,122
Gas - 0.4%
  KeySpan Corp.                                                                                       7             292
  Nicor Inc. (l)                                                                                      2              69
  NiSource Inc.                                                                                      10             204
  Peoples Energy Corp. (l)                                                                            1              49
  Praxair Inc.                                                                                       13             699
  Sempra Energy                                                                                      10             459
                                                                                                                  1,772
Hand & Machine Tools - 0.1%
  Black & Decker Corp.                                                                                3             260
  Snap-On Inc. (l)                                                                                    2              85
  Stanley Works                                                                                       3             130
                                                                                                                    475
Healthcare Products - 3.2%
  Bausch & Lomb Inc.                                                                                  2             120
  Baxter International Inc.                                                                          25             978
  Becton Dickinson & Co.                                                                             10             595
  Biomet Inc.                                                                                        10             341
  Boston Scientific Corp. (b) (l)                                                                    22             500
  CR Bard Inc.                                                                                        4             266
  Guidant Corp.                                                                                      13             984
  Johnson & Johnson                                                                                 116           6,883
  Medtronic Inc.                                                                                     47           2,396
  Patterson Cos. Inc. (b) (l)                                                                         5             181
  St Jude Medical Inc. (b)                                                                           14             573
  Stryker Corp.                                                                                      11             494
  Zimmer Holdings Inc. (b)                                                                            9             642
                                                                                                                 14,953
Healthcare Services - 1.9%
  Aetna Inc.                                                                                         22           1,093
  Coventry Health Care Inc. (b)                                                                       6             339
  HCA Inc. (l)                                                                                       16             741
  Health Management Associates Inc.                                                                   9             188
  Humana Inc. (b)                                                                                     7             351
  Laboratory Corp. (b)                                                                                5             294
  Manor Care Inc.                                                                                     3             145
  Quest Diagnostics Inc. (l)                                                                          6             316
  Tenet Healthcare Corp. (b)                                                                         19             141
  UnitedHealth Group Inc.                                                                            53           2,960
  WellPoint Inc. (b)                                                                                 26           1,999
                                                                                                                  8,567
Home Builders - 0.3%
  Centex Corp.                                                                                        5             306
  DR Horton Inc.                                                                                     11             358
  KB Home                                                                                             3             190
  Lennar Corp. (l)                                                                                    5             320
  Pulte Homes Inc.                                                                                    8             318
                                                                                                                  1,492
Home Furnishings - 0.1%
  Harman International Industries Inc.                                                                3             287
  Maytag Corp.                                                                                        4              82
  Whirlpool Corp.                                                                                     3             243
                                                                                                                    612
Household Products - 0.5%
  Clorox Co.                                                                                          6             337
  Fortune Brands Inc.                                                                                 6             466
  Kimberly-Clark Corp.                                                                               18           1,043
  Newell Rubbermaid Inc.                                                                             11             269
                                                                                                                  2,115
Insurance - 4.8%
  ACE Ltd.                                                                                           12             637
  Aflac Inc.                                                                                         20             884
  Allstate Corp.                                                                                     25           1,314
  AMBAC Financial Group Inc.                                                                          4             316
  American International Group Inc.                                                                 101           6,701
  AON Corp.                                                                                          12             508
  Chubb Corp.                                                                                         8             752
  Cigna Corp.                                                                                         5             617
  Cincinnati Financial Corp.                                                                          7             285
  Genworth Financial Inc. - Class A                                                                  15             495
  Hartford Financial Services Group Inc.                                                             12             957
  Jefferson-Pilot Corp. (p)                                                                           5             294
  Lincoln National Corp.                                                                              7             365
  Loews Corp.                                                                                         5             546
  Marsh & McLennan Cos. Inc.                                                                         21             610
  MBIA Inc.                                                                                           5             313
  MetLife Inc.                                                                                       30           1,434
  MGIC Investment Corp. (l)                                                                           3             223
  Principal Financial Group                                                                          11             536
  Progressive Corp.                                                                                   8             784
  Prudential Financial Inc.                                                                          19           1,452
  Safeco Corp.                                                                                        5             234
  St Paul Travelers Cos. Inc.                                                                        27           1,142
  Torchmark Corp.                                                                                     4             245
  UnumProvident Corp. (l)                                                                            12             240
  XL Capital Ltd. - Class A                                                                           7             440
                                                                                                                 22,324
Internet - 0.7%
  Google Inc. - Class A (b)                                                                           1             461
  Symantec Corp. (b)                                                                                 44             738
  Verisign Inc. (b)                                                                                  11             252
  Yahoo! Inc. (b)                                                                                    49           1,594
                                                                                                                  3,045
Iron & Steel - 0.2%
  Allegheny Technologies Inc.                                                                         3             198
  Nucor Corp.                                                                                         6             637
  United States Steel Corp. (l)                                                                       4             265
                                                                                                                  1,100
Leisure Time - 0.4%
  Brunswick Corp.                                                                                     4             153
  Carnival Corp.                                                                                     17             806
  Harley-Davidson Inc.                                                                               11             555
  Sabre Holdings Corp. (l)                                                                            5             109
                                                                                                                  1,623
Lodging - 0.4%
  Harrah's Entertainment Inc.                                                                         7             567
  Hilton Hotels Corp.                                                                                13             322
  Marriott International Inc. - Class A                                                               6             436
  Starwood Hotels & Resorts Worldwide Inc. (b)                                                        8             568
                                                                                                                  1,893
Machinery - 0.4%
  Caterpillar Inc.                                                                                   26           1,885


Manufacturing - 5.4%
  3M Corp.                                                                                           30           2,235
  Cooper Industries Ltd. - Class A                                                                    3             299
  Danaher Corp.                                                                                       9             594
  Dover Corp.                                                                                         8             381
  Eastman Kodak Co. (l)                                                                              11             317
  Eaton Corp.                                                                                         6             427
  General Electric Corp.                                                                            407          14,154
  Honeywell Inernational Inc.                                                                        32           1,369
  Illinois Tool Works Inc.                                                                            8             777
  Ingersoll-Rand Co. Ltd. - Class A                                                                  13             529
  ITT Industries Inc.                                                                                 7             404
  Leggett & Platt Inc.                                                                                8             185
  Pall Corp.                                                                                          4             136
  Parker Hannifin Corp.                                                                               5             373
  Textron Inc.                                                                                        5             490
  Tyco International Ltd.                                                                            79           2,118
                                                                                                                 24,788
Media - 3.0%
  CBS Corp.                                                                                          30             728
  Clear Channel Communications Inc.                                                                  21             597
  Comcast Corp. - Class A (b)                                                                        84           2,189
  Dow Jones & Co. Inc. (l)                                                                            2              78
  EW Scripps Co. (l)                                                                                  3             148
  Gannett Co. Inc.                                                                                    9             562
  Knight Ridder Inc.                                                                                  3             161
  McGraw-Hill Cos. Inc.                                                                              14             825
  Meredith Corp. (l)                                                                                  1              81
  New York Times Co. - Class A (l)                                                                    6             155
  News Corp. Inc.                                                                                    94           1,561
  Time Warner Inc.                                                                                  176           2,963
  Tribune Co.                                                                                        11             295
  Univision Communications Inc. - Class A (b) (l)                                                     9             314
  Viacom Inc. (b)                                                                                    30           1,174
  Walt Disney Co.                                                                                    75           2,101
                                                                                                                 13,932
Mining - 0.7%
  Alcoa Inc.                                                                                         34           1,045
  Freeport-McMoRan Copper & Gold Inc.                                                                 7             422
  Newmont Mining Corp.                                                                               18             912
  Phelps Dodge Corp.                                                                                  8             642
                                                                                                                  3,021
Office & Business Equipment - 0.2%
  Pitney Bowes Inc.                                                                                   9             393
  Xerox Corp. (b) (l)                                                                                37             558
                                                                                                                    951
Office Furnishings - 0.1%
  Avery Dennison Corp.                                                                                4             257


Oil & Gas - 7.9%
  Amerada Hess Corp.                                                                                  3             445
  Anadarko Petroleum Corp.                                                                            9             916
  Apache Corp.                                                                                       13             849
  Burlington Resources Inc.                                                                          14           1,319
  Chesapeake Enegy Corp. (l)                                                                         15             462
  Chevron Corp.                                                                                      87           5,044
  ConocoPhillips                                                                                     54           3,403
  Devon Energy Corp.                                                                                 17           1,058
  EOG Resources Inc.                                                                                  9             665
  Exxon Mobil Corp.                                                                                 238          14,511
  Kerr-McGee Corp.                                                                                    4             429
  Marathon Oil Corp.                                                                                 14           1,098
  Murphy Oil Corp.                                                                                    6             315
  Nabors Industries Ltd. (b)                                                                          6             436
  Noble Corp.                                                                                         5             425
  Occidental Petroleum Corp.                                                                         17           1,559
  Rowan Cos. Inc.                                                                                     4             175
  Sunoco Inc.                                                                                         5             392
  Transocean Inc. (b)                                                                                13           1,009
  Valero Energy Corp.                                                                                24           1,456
  XTO Energy Inc.                                                                                    14             604
                                                                                                                 36,570
Oil & Gas Services - 1.5%
  Baker Hughes Inc.                                                                                  13             916
  BJ Services Co.                                                                                    12             428
  Halliburton Co.                                                                                    20           1,475
  National Oilwell Varco Inc. (b)                                                                     7             426
  Schlumberger Ltd.                                                                                  23           2,922
  Weatherford International Ltd. (b)                                                                 13             609
                                                                                                                  6,776
Packaging & Containers - 0.1%
  Ball Corp.                                                                                          4             166
  Bemis Co.                                                                                           4             141
  Pactiv Corp. (b)                                                                                    6             148
  Sealed Air Corp.                                                                                    3             193
                                                                                                                    648
Pharmaceuticals - 6.0%
  Abbott Laboratories                                                                                60           2,554
  Allergan Inc.                                                                                       6             633
  AmerisourceBergen Corp.                                                                             8             410
  Barr Laboratories Inc. (b)                                                                          4             271
  Bristol-Myers Squibb Co.                                                                           77           1,887
  Cardinal Health Inc.                                                                               17           1,231
  Caremark Rx Inc. (b)                                                                               18             865
  Eli Lilly & Co.                                                                                    44           2,444
  Express Scripts Inc. (b)                                                                            6             509
  Forest Laboratories Inc. (b)                                                                       13             559
  Gilead Sciences Inc. (b)                                                                           18           1,127
  Hospira Inc. (b)                                                                                    6             246
  King Pharmaceuticals Inc. (b)                                                                       9             149
  Medco Health Solutions Inc. (b)                                                                    12             674
  Merck & Co. Inc.                                                                                   85           3,011
  Mylan Laboratories Inc.                                                                             9             211
  Pfizer Inc.                                                                                       287           7,162
  Schering-Plough Corp.                                                                              58           1,102
  Watson Pharmaceuticals Inc. (b)                                                                     4             106
  Wyeth                                                                                              53           2,550
                                                                                                                 27,701
Pipelines - 0.3%
  El Paso Corp. (l)                                                                                  25             307
  Kinder Morgan Inc.                                                                                  4             384
  Williams Cos. Inc.                                                                                 23             502
                                                                                                                  1,193
Real Estate Investment Trusts - 0.8%
  Apartment Investment & Management Co.                                                               4             188
  Archstone-Smith Trust                                                                               8             396
  Equity Office Properties Trust                                                                     16             538
  Equity Residential                                                                                 11             538
  Prologis                                                                                           10             512
  Public Storage Inc.                                                                                 3             270
  Simon Property Group Inc.                                                                           7             599
  Vornado Realty Trust                                                                                5             438
                                                                                                                  3,479
Retail - 5.9%
  Autonation Inc. (b) (l)                                                                             7             147
  Autozone Inc. (b)                                                                                   2             221
  Bed Bath & Beyond Inc. (b)                                                                         11             439
  Best Buy Co. Inc.                                                                                  16             874
  Big Lots Inc. (b) (l)                                                                               5              64
  Circuit City Stores Inc.                                                                            6             135
  Costco Wholesale Corp.                                                                             19           1,005
  CVS Corp.                                                                                          32             959
  Darden Restaurants Inc.                                                                             5             201
  Dillard's Inc. - Class A (l)                                                                        3              65
  Dollar General Corp.                                                                               12             211
  Family Dollar Stores Inc. (l)                                                                       6             152
  Federated Department Stores Inc.                                                                   10             755
  Gap Inc.                                                                                           23             424
  Home Depot Inc.                                                                                    83           3,510
  JC Penney Co. Inc.                                                                                  9             557
  Kohl's Corp. (b)                                                                                   14             719
  Lowe's Cos. Inc.                                                                                   31           1,970
  Limited Brands                                                                                     14             347
  McDonald's Corp.                                                                                   49           1,690
  Nordstrom Inc.                                                                                      8             325
  Office Depot Inc. (b)                                                                              11             416
  OfficeMax Inc.                                                                                      2              75
  RadioShack Corp. (l)                                                                                5             105
  Sears Holdings Corp. (b) (l)                                                                        4             515
  Staples Inc.                                                                                       29             730
  Starbucks Corp. (b)                                                                                30           1,128
  Target Corp.                                                                                       34           1,790
  Tiffany & Co.                                                                                       6             219
  TJX Cos. Inc.                                                                                      18             438
  Walgreen Co.                                                                                       40           1,710
  Wal-Mart Stores Inc.                                                                               98           4,609
  Wendy's International Inc.                                                                          4             268
  Yum! Brands Inc.                                                                                   11             513
                                                                                                                 27,286
Savings & Loans - 0.6%
  Golden West Financial Corp.                                                                        10             661
  Sovereign Bancorp Inc.                                                                             13             294
  Washington Mutual Inc. (l)                                                                         39           1,652
                                                                                                                  2,607
Semiconductors - 2.9%
  Advanced Micro Devices Inc. (b)                                                                    19             615
  Altera Corp. (b)                                                                                   15             302
  Analog Devices Inc.                                                                                14             536
  Applied Materials Inc.                                                                             62           1,079
  Applied Micro Circuits Corp. (b)                                                                   13              54
  Broadcom Corp. - Class A (b)                                                                       17             747
  Freescale Semiconductor Inc. (b)                                                                   16             436
  Intel Corp.                                                                                       230           4,447
  Kla-Tencor Corp.                                                                                    8             366
  Linear Technology Corp.                                                                            12             410
  LSI Logic Corp. (b)                                                                                14             159
  Maxim Integrated Products Inc.                                                                     12             449
  Micron Technology Inc. (b)                                                                         24             350
  National Semiconductor Corp.                                                                       13             354
  Novellus Systems Inc. (b)                                                                           5             114
  Nvidia Corp. (b)                                                                                    7             386
  PMC - Sierra Inc. (b) (l)                                                                           8             100
  QLogic Corp. (b)                                                                                    6             120
  Teradyne Inc. (b)                                                                                   7             112
  Texas Instruments Inc.                                                                             63           2,033
  Xilinx Inc.                                                                                        13             342
                                                                                                                 13,511
Software - 3.3%
  Adobe Systems Inc. (b)                                                                             24             822
  Autodesk Inc. (b)                                                                                   9             341
  BMC Software Inc. (b)                                                                               9             188
  CA Inc.                                                                                            18             489
  Citrix Systems Inc. (b)                                                                             7             261
  Compuware Corp. (b)                                                                                14             112
  Electronic Arts Inc. (b)                                                                           12             630
  IMS Health Inc. (l)                                                                                 9             231
  Intuit Inc. (b)                                                                                     7             357
  Microsoft Corp.                                                                                   347           9,443
  Novell Inc. (b)                                                                                    13             103
  Oracle Corp. (b)                                                                                  147           2,019
  Parametric Technology Corp. (b)                                                                     4              65
                                                                                                                 15,061
Telecommunications - 3.3%
  Alltel Corp.                                                                                       15             983
  AT&T Inc.                                                                                         152           4,099
  BellSouth Corp.                                                                                    70           2,437
  CenturyTel Inc.                                                                                     5             212
  Citizens Communications Co. (l)                                                                    14             181
  Qwest Communications International Inc. (b)                                                        59             400
  Sprint Nextel Corp. (l)                                                                           116           2,999
  Verizon Communications Inc.                                                                       114           3,896
                                                                                                                 15,207
Telecommunications Equipment - 1.9%
  ADC Telecommunications Inc. (b)                                                                     5             116
  Andrew Corp. (b)                                                                                    5              61
  Avaya Inc. (b)                                                                                     16             184
  Ciena Corp. (b)                                                                                    24             124
  Cisco Systems Inc. (b)                                                                            240           5,206
  Comverse Technology Inc. (b)                                                                        8             177
  Corning Inc. (b)                                                                                   60           1,627
  JDS Uniphase Corp. (b)                                                                             68             285
  Lucent Technologies Inc. (b) (l)                                                                  170             519
  Tellabs Inc. (b)                                                                                   18             284
                                                                                                                  8,583
Textiles - 0.0%
  Cintas Corp. (l)                                                                                    5             217


Tobacco - 1.4%
  Altria Group Inc.                                                                                  82           5,780
  Reynolds American Inc. (l)                                                                          3             343
  UST Inc. (l)                                                                                        6             254
                                                                                                                  6,377
Toys & Hobbies - 0.1%
  Hasbro Inc.                                                                                         8             159
  Mattel Inc.                                                                                        16             284
                                                                                                                    443
Transportation - 1.8%
  Burlington Northern Santa Fe Corp.                                                                 15           1,215
  CSX Corp.                                                                                           8             500
  FedEx Corp.                                                                                        12           1,342
  Norfolk Southern Corp.                                                                             16             874
  Ryder System Inc.                                                                                   3             118
  Union Pacific Corp.                                                                                10             969
  United Parcel Service Inc. - Class B                                                               43           3,390
                                                                                                                  8,408
Wireless Telecommunications - 1.2%
  Motorola Inc.                                                                                      98           2,240
  Qualcomm Inc.                                                                                      65           3,275
                                                                                                                  5,515

  Total Common Stocks (cost $395,566)                                                                           455,536

Short Term Investments - 6.3%
Money Market Funds - 1.2%
  JNL Money Market Fund, 4.62% (a) (n)                                                            5,770           5,770


Securities Lending Collateral - 4.9%
  Mellon GSL Delaware Business Trust Collateral Fund (n)                                         22,502          22,502


U.S. Treasury Securities - 0.2%
  United States Treasury Bill, 4.53%, 06/08/06 (m)                                                 $960             952

  Total Short Term Investments (cost $29,224)                                                                    29,224

Total Investments - 104.9% (cost $424,790)                                                                      484,760

Other Assets and Liabilities, Net -  (4.9%)                                                                    (22,535)

Total Net Assets - 100%                                                                                        $462,225

JNL/Mellon Capital Management Small Cap Index Fund
Common Stocks - 95.4%
Advertising - 0.3%
  Advo Inc.                                                                                           6            $207
  Catalina Marketing Corp.                                                                           10             233
  Greenfield Online Inc. (b)                                                                          3              17
  Marchex Inc. - Class B (b) (l)                                                                      4              91
  Sitel Corp. (b)                                                                                     9              37
  Unica Corp. (b)                                                                                     1              11
  Valuevision Media Inc. (b)                                                                          6              77
  Ventiv Health Inc. (b)                                                                              6             189
                                                                                                                    862
Aerospace & Defense - 1.4%
  AAR Corp. (b) (l)                                                                                   6             178
  Argon ST Inc. (b) (l)                                                                               2              73
  Armor Holdings Inc. (b)                                                                             7             416
  BE Aerospace Inc. (b)                                                                              15             384
  Curtiss-Wright Corp.                                                                                4             286
  DRS Technologies Inc.                                                                               8             425
  Ducommun Inc. (b)                                                                                   1              23
  EDO Corp.                                                                                           3             105
  Esterline Technologies Corp. (b)                                                                    5             221
  GenCorp Inc. (b) (l)                                                                               11             224
  Heico Corp. (l)                                                                                     4             129
  Herley Industries Inc. (b)                                                                          2              51
  Innovative Solutions & Support Inc. (b) (l)                                                         2              29
  K&F Industries Holdings Inc. (b)                                                                    3              56
  Kaman Corp. - Class A                                                                               5             120
  Moog Inc. - Class A (b)                                                                             8             270
  MTC Technologies Inc. (b)                                                                           2              51
  Orbital Sciences Corp. (b) (l)                                                                     11             181
  Sequa Corp. - Class A (b)                                                                           1             118
  Teledyne Technologies Inc. (b)                                                                      7             249
  Triumph Group Inc. (b)                                                                              3             150
  United Industrial Corp. (l)                                                                         2             115
                                                                                                                  3,854
Agriculture - 0.2%
  Alico Inc. (l)                                                                                      1              37
  Andersons Inc.                                                                                      1             115
  Delta & Pine Land Co.                                                                               8             227
  Maui Land & Pineapple Co. Inc. (b)                                                                  1              22
  Tejon Ranch Co. (b) (l)                                                                             2              77
  UAP Holding Corp.                                                                                   6             138
                                                                                                                    616
Airlines - 0.6%
  AirTran Holdings Inc. (b) (l)                                                                      18             320
  Alaska Air Group Inc. (b)                                                                           7             249
  Continental Airlines Inc. - Class B (b) (l)                                                        18             474
  ExpressJet Holdings Inc. (b)                                                                        8              59
  Frontier Airlines Inc. (b) (l)                                                                      7              50
  MAIR Holdings Inc. (b) (l)                                                                          1               5
  Mesa Air Group Inc. (b)                                                                             8              88
  Pinnacle Airlines Corp. (b)                                                                         4              24
  Republic Airways Holdings Inc. (b)                                                                  3              47
  SkyWest Inc.                                                                                       12             350
  World Air Holdings Inc. (b)                                                                         4              39
                                                                                                                  1,705
Alternative Energy - 0.5%
  Covanta Holding Corp. (b)                                                                          21             356
  Evergreen Solar Inc. (b) (l)                                                                        8             124
  FuelCell Energy Inc. (b) (l)                                                                       10             120
  Headwaters Inc. (b) (l)                                                                             8             327
  KFX Inc. (b) (l)                                                                                   14             263
  Pacific Ethanol Inc. (b) (l)                                                                        1              17
  Plug Power Inc. (b) (l)                                                                            10              51
  Quantum Fuel Systems Technologies Worldwide Inc. (b) (l)                                            9              31
  Syntroleum Corp. (b) (l)                                                                            7              62
                                                                                                                  1,351
Apparel - 0.9%
  Carter's Inc. (b)                                                                                   4             249
  Cherokee Inc.                                                                                       2              68
  Deckers Outdoor Corp. (b)                                                                           2              77
  dELiA*s Inc. (b) (l)                                                                                4              36
  DHB Industries Inc. (b)                                                                             5              23
  Guess ? Inc. (b)                                                                                    3             118
  Gymboree Corp. (b)                                                                                  7             173
  Hampshire Group Ltd. (b)                                                                            -               8
  Hartmarx Corp. (b) (l)                                                                              5              43
  Kellwood Co. (l)                                                                                    5             163
  K-Swiss Inc. - Class A                                                                              5             154
  Maidenform Brands Inc. (b)                                                                          3              31
  Oxford Industries Inc.                                                                              3             145
  Perry Ellis International Inc. (b)                                                                  2              37
  Phillips-Van Heusen                                                                                 7             249
  Russell Corp.                                                                                       7              97
  Skechers U.S.A. Inc. - Class A (b)                                                                  5             113
  Steven Madden Ltd. (b)                                                                              3             107
  Stride Rite Corp.                                                                                   8             112
  Volcom Inc. (b)                                                                                     1              36
  Warnaco Group Inc. (b)                                                                              9             222
  Weyco Group Inc.                                                                                    1              21
  Wolverine World Wide Inc.                                                                          12             254
                                                                                                                  2,536
Auto Manufacturers - 0.1%
  ASV Inc. (b) (l)                                                                                    4             119
  Wabash National Corp. (l)                                                                           7             129
                                                                                                                    248
Auto Parts & Equipment - 0.6%
  Accuride Corp. (b)                                                                                  2              22
  Aftermarket Technology Corp. (b)                                                                    5             107
  American Axle & Manufacturing Holdings Inc. (l)                                                     9             156
  ArvinMeritor Inc.                                                                                  15             219
  Bandag Inc.                                                                                         2              89
  Commercial Vehicle Group Inc. (b)                                                                   3              52
  Cooper Tire & Rubber Co. (l)                                                                       13             189
  Hayes Lemmerz International Inc. (b)                                                                8              21
  Keystone Automotive Industries Inc. (b)                                                             3             138
  Modine Manufacturing Co.                                                                            7             205
  Noble International Ltd.                                                                            3              47
  R&B Inc. (b)                                                                                        1               7
  Standard Motor Products Inc.                                                                        4              33
  Strattec Security Corp. (b)                                                                         1              25
  Superior Industries International (l)                                                               5              93
  Tenneco Automotive Inc. (b)                                                                         9             195
  Titan International Inc. (l)                                                                        3              50
  Visteon Corp. (b) (l)                                                                              28             127
                                                                                                                  1,775
Banks - 6.9%
  1st Source Corp.                                                                                    2              67
  Alabama National Bancorp.                                                                           3             192
  Amcore Financial Inc.                                                                               4             139
  AmericanWest Bancorp. (b)                                                                           2              50
  Ameris Bancorp.                                                                                     3              63
  Ames National Corp. (l)                                                                             1              15
  Arrow Financial Corp.                                                                               2              51
  Banc Corp. (b)                                                                                      2              28
  BancFirst Corp.                                                                                     1              62
  Bancorp Inc. (b)                                                                                    2              60
  BancorpSouth Inc. (l)                                                                              16             389
  BancTrust Financial Group Inc.                                                                      1              30
  Bank Mutual Corp.                                                                                  12             141
  Bank of Granite Corp. (l)                                                                           2              49
  Bank of the Ozarks Inc.                                                                             2              75
  BankFinancial Corp. (b)                                                                             5              79
  Banner Corp.                                                                                        2              79
  Boston Private Financial Holdings Inc.                                                              7             234
  Bryn Mawr Bank Corp.                                                                                1              25
  Camden National Corp.                                                                               1              52
  Capital City Bank Group Inc. (l)                                                                    3              95
  Capital Corp of the West                                                                            2              77
  Capital Crossing Bank (b)                                                                           1              32
  Capitol Bancorp Ltd. (l)                                                                            3             125
  Cardinal Financial Corp.                                                                            6              78
  Cascade Bancorp.                                                                                    3             101
  Cathay General Bancorp.                                                                             9             339
  Centennial Bank Holdings Inc. (b) (l)                                                              12             146
  Center Financial Corp.                                                                              2              54
  Central Pacific Financial Corp.                                                                     6             223
  Chemical Financial Corp.                                                                            5             172
  Chittenden Corp.                                                                                    9             275
  Citizens & Northern Corp. (l)                                                                       2              37
  Citizens Banking Corp.                                                                              9             238
  City Bank                                                                                           2              81
  City Holdings Co.                                                                                   4             141
  Coastal Financial Corp. (l)                                                                         3              47
  CoBiz Inc.                                                                                          3              52
  Colony Bankcorp Inc. (l)                                                                            1              20
  Columbia Banking System Inc.                                                                        3             102
  Commercial Bankshares Inc. (l)                                                                      1              18
  Community Bancorp. (b)                                                                              1              26
  Community Bank System Inc.                                                                          6             130
  Community Banks Inc.                                                                                5             128
  Community Trust Bancorp. Inc.                                                                       3             100
  Corus Bankshares Inc. (l)                                                                           4             221
  CVB Financial Corp. (l)                                                                            12             203
  Enterprise Financial Services Corp. (b) (l)                                                         1              34
  EuroBancshares Inc. (b)                                                                             2              24
  Exchange National Bancshares Inc.                                                                   1              15
  Farmers Capital Bancorp.                                                                            1              28
  Financial Institutions Inc.                                                                         1              25
  First Bancorp.                                                                                     16             223
  First Busey Corp. (l)                                                                               3              59
  First Charter Corp.                                                                                 6             143
  First Citizens BancShares Inc. - Class A                                                            1             243
  First Commonwealth Financial Corp.                                                                 14             202
  First Community Bancorp. Inc.                                                                       3             169
  First Community Bancshares Inc.                                                                     2              65
  First Financial Bancorp.                                                                            7             122
  First Financial Bankshares Inc. (l)                                                                 4             135
  First Financial Corp. (l)                                                                           3              79
  First Indiana Corp.                                                                                 3              83
  First Merchants Corp.                                                                               4              98
  First Midwest Bancorp Inc.                                                                          9             331
  First Oak Brook Bancshares Inc.                                                                     1              29
  First Regional Bancorp. (b) (l)                                                                     1              51
  First Republic Bank                                                                                 4             152
  First South Bancorp Inc. (l)                                                                        -              11
  First State Bancorp.                                                                                3              83
  F.N.B. Corp. (l)                                                                                   11             193
  FNB Corp.                                                                                           1              40
  Foothill Independent Bancorp.                                                                       1              16
  Fremont General Corp. (l)                                                                          13             284
  Frontier Financial Corp.                                                                            5             155
  Fulton Financial Corp. (l)                                                                          -               2
  GB&T Bancshares Inc. (l)                                                                            2              53
  German American Bancorp.                                                                            2              21
  Glacier Bancorp. Inc.                                                                               6             200
  Gold Bancorp. Inc.                                                                                  8             146
  Great Southern Bancorp. Inc. (l)                                                                    2              52
  Greater Bay Bancorp.                                                                               10             290
  Greene County Bancshares Inc.                                                                       2              53
  Hancock Holding Co.                                                                                 6             261
  Hanmi Financial Corp.                                                                               8             138
  Harleysville National Corp.                                                                         6             132
  Heartland Financial USA Inc.                                                                        2              49
  Heritage Commerce Corp.                                                                             2              53
  IBERIABANK Corp.                                                                                    2             105
  Independent Bancorp.                                                                                3              94
  Independent Bank Corp.                                                                              4             121
  Integra Bancorp.                                                                                    3              78
  Interchange Financial Services Corp.                                                                4              72
  Irwin Financial Corp.                                                                               3              64
  Lakeland Bancorp Inc. (l)                                                                           4              56
  Lakeland Financial Corp.                                                                            1              42
  Macatawa Bancorp.                                                                                   2              86
  Main Street Banks Inc.                                                                              3              89
  MainSource Financial Group Inc. (l)                                                                 2              38
  MB Financial Inc.                                                                                   5             165
  MBT Financial Corp. (l)                                                                             2              42
  Mercantile Bancorp.                                                                                 2              69
  Mid-State Bancshares                                                                                5             139
  Midwest Banc Holdings Inc.                                                                          2              64
  NARA BANCORP INC.                                                                                   4              67
  National Bankshares Inc.                                                                            -              22
  National Penn Bancshares Inc.                                                                       8             175
  NBC Capital Corp.                                                                                   1              24
  NBT Bancorp Inc.                                                                                    7             154
  Northern Empire Bancshares (b) (l)                                                                  1              34
  Oak Hill Financial Inc.                                                                             1              18
  Old National Bancorp. (l)                                                                          14             301
  Old Second Bancorp. Inc.                                                                            3              96
  Omega Financial Corp.                                                                               3              94
  Oriental Financial Group                                                                            4              56
  Pacific Capital Bancorp.                                                                            9             307
  Park National Corp. (l)                                                                             2             256
  Peapack Gladstone Financial Corp. (l)                                                               2              41
  Penns Woods Bancorp Inc.                                                                            -              16
  Pennsylvania Commerce Bancorp. Inc. (b)                                                             -               9
  Peoples Bancorp. Inc.                                                                               2              66
  Pinnacle Financial Partners Inc. (b)                                                                1              40
  Placer Sierra Bancshares                                                                            1              43
  Preferred Bank                                                                                      1              36
  Premierwest Bancorp. (l)                                                                            2              45
  PrivateBancorp Inc.                                                                                 3             141
  Prosperity Bancshares Inc.                                                                          5             136
  Provident Bankshares Corp.                                                                          7             251
  Renasant Corp.                                                                                      2              65
  Republic Bancorp Inc.                                                                              16             187
  Republic Bancorp Inc. - Class A (l)                                                                 2              31
  R-G Financial Corp. - Class B                                                                       6              79
  Royal Bancshares of Pennsylvania - Class A                                                          1              15
  S&T Bancorp Inc.                                                                                    5             195
  Sandy Spring Bancorp. Inc.                                                                          3             115
  Santander Bancorp.                                                                                  1              21
  SCBT Financial Corp. (l)                                                                            1              42
  Seacoast Banking Corp.                                                                              3              82
  Security Bankcorp.                                                                                  2              56
  Shore Bancshares Inc.                                                                               1              26
  Sierra Bancorp.                                                                                     1              21
  Signature Bank (b)                                                                                  2              70
  Simmons First National Corp. - Class A                                                              3              93
  Smithtown Bancorp. Inc. (l)                                                                         1              27
  Southern Community Financial Corp.                                                                  2              20
  Southside Bancshares Inc. (l)                                                                       2              34
  Southwest Bancorp. Inc.                                                                             3              68
  State Bancorp. Inc.                                                                                 1              22
  State National Bancshares Inc. (l)                                                                  1              38
  Sterling Bancorp. - NYS (l)                                                                         4              87
  Sterling Bancshares Inc.                                                                           10             173
  Sterling Financial Corp.                                                                            5             111
  Suffolk Bancorp. (l)                                                                                2              79
  Summit Bancshares Inc.                                                                              1              10
  Summit Financial Group Inc. (l)                                                                     -               6
  Sun Bancorp Inc. (b)                                                                                2              45
  Susquehanna Bancshares Inc.                                                                         9             239
  SVB Financial Group (b)                                                                             7             390
  SY Bancorp Inc.                                                                                     3              66
  Taylor Capital Group Inc.                                                                           1              30
  Texas Capital Bancshares Inc. (b)                                                                   4             107
  Texas Regional Bancshares Inc. - Class A                                                            9             279
  Tompkins Trustco Inc. (l)                                                                           1              64
  Trico Bancshares                                                                                    2              70
  Trustco Bank Corp.                                                                                 15             184
  Trustmark Corp.                                                                                    10             305
  UCBH Holdings Inc.                                                                                 18             343
  UMB Financial Corp.                                                                                 3             219
  Umpqua Holdings Corp.                                                                               9             251
  Union Bankshares Corp.                                                                              2              87
  United Bankshares Inc.                                                                              8             292
  United Community Banks Inc.                                                                         7             188
  United Security Bancshares (l)                                                                      1              25
  Univest Corp. (l)                                                                                   2              60
  USB Holding Co. Inc.                                                                                3              61
  Vineyard National Bancorp.                                                                          1              39
  Virginia Commerce Bancorp. (b)                                                                      2              61
  Virginia Financial Group Inc.                                                                       1              42
  W Holding Co. Inc.                                                                                 23             178
  Washington Trust Bancorp.                                                                           2              63
  WesBanco Inc.                                                                                       5             152
  West Bancorp. Inc. (l)                                                                              3              62
  West Coast Bancorp.                                                                                 3              84
  Westamerica Bancorp.                                                                                7             353
  Western Alliance Bancorp. (b)                                                                       1              32
  Western Sierra Bancorp. (l)                                                                         1              53
  Wilshire Bancorp. Inc. (l)                                                                          3              65
  Wintrust Financial Corp.                                                                            5             279
  Yardville National Bancorp                                                                          2              57
                                                                                                                 20,033
Beverages - 0.2%
  Boston Beer Co. Inc. - Class A (b)                                                                  2              52
  Coca-Cola Bottling Co. Consolidated (l)                                                             1              44
  Farmer Brothers Co.                                                                                 1              25
  Green Mountain Coffee Roasters Inc. (b)                                                             1              30
  Hansen Natural Corp. (b) (l)                                                                        3             392
  National Beverage Corp. (b)                                                                         1               9
  Peets Coffee & Tea Inc. (b)                                                                         3              82
                                                                                                                    634
Biotechnology - 2.2%
  Aastrom Biosciences Inc. (b) (l)                                                                   17              35
  Alexion Pharmaceuticals Inc. (b) (l)                                                                6             228
  Applera Corp. - Celera Genomics Group (b)                                                          15             179
  Arena Pharmaceuticals Inc. (b)                                                                     10             174
  Ariad Pharmaceuticals Inc. (b)                                                                     12              77
  Arqule Inc. (b)                                                                                     6              33
  Barrier Therapeutics Inc. (b)                                                                       3              24
  Bio-Rad Laboratories Inc. - Class A (b)                                                             4             220
  Cambrex Corp.                                                                                       5             102
  Cancervax Corp. (b) (l)                                                                             2               7
  Cell Genesys Inc. (b) (l)                                                                           8              65
  Coley Pharmaceutical Group Inc. (b)                                                                 1              22
  Corgentech Inc. (b)                                                                                 -               2
  Cotherix Inc. (b)                                                                                   4              32
  CuraGen Corp. (b) (l)                                                                              10              48
  Curis Inc. (b)                                                                                      7              16
  deCODE genetics Inc. (b)                                                                           12             102
  Digene Corp. (b)                                                                                    4             138
  Diversa Corp. (b)                                                                                   6              51
  Encysive Pharmaceuticals Inc. (b) (l)                                                              11              54
  Enzo Biochem Inc. (b)                                                                               6              82
  Enzon Pharmaceuticals Inc. (b)                                                                      9              73
  Exelixis Inc. (b)                                                                                  18             210
  Genitope Corp. (b) (l)                                                                              7              58
  Genomic Health Inc. (b) (l)                                                                         2              17
  Geron Corp. (b)                                                                                    12             102
  GTx Inc. (b)                                                                                        3              28
  Human Genome Sciences Inc. (b) (l)                                                                 27             289
  ICOS Corp. (b) (l)                                                                                 13             293
  Illumina Inc. (b)                                                                                   8             179
  Immunogen Inc. (b)                                                                                  8              33
  Incyte Corp. (b)                                                                                   17             101
  Integra LifeSciences Holdings Corp. (b)                                                             4             160
  InterMune Inc. (b) (l)                                                                              5              97
  Keryx Biopharmaceuticals Inc. (b)                                                                   5             100
  Lexicon Genetics Inc. (b)                                                                          12              64
  Lifecell Corp. (b)                                                                                  6             138
  Marshall Edwards Inc. (b) (l)                                                                       1               4
  Martek Biosciences Corp. (b) (l)                                                                    7             214
  Maxygen Inc. (b)                                                                                    5              40
  Momenta Pharmaceuticals Inc. (b) (l)                                                                2              38
  Monogram Biosciences Inc. (b) (l)                                                                  22              41
  Myogen Inc. (b)                                                                                     4             146
  Myriad Genetics Inc. (b) (l)                                                                        8             202
  Nanogen Inc. (b) (l)                                                                               13              38
  Nektar Therapeutics (b) (l)                                                                        18             359
  Northfield Laboratories Inc. (b) (l)                                                                4              41
  Orchid Cellmark Inc. (b)                                                                            4              24
  Regeneron Pharmaceuticals Inc. (b)                                                                  7             122
  Savient Pharmaceuticals Inc. (b)                                                                   14              73
  Seattle Genetics Inc. (b)                                                                           5              24
  Serologicals Corp. (b)                                                                              7             180
  SFBC International Inc. (b) (l)                                                                     4              97
  StemCells Inc. (b) (l)                                                                             11              38
  Stratagene Corp. (b)                                                                                1              14
  SuperGen Inc. (b) (l)                                                                               9              53
  Telik Inc. (b) (l)                                                                                 10             199
  Tercica Inc. (b) (l)                                                                                2              15
  Vertex Pharmaceuticals Inc. (b) (l)                                                                23             848
                                                                                                                  6,443
Building Materials - 1.1%
  Aaon Inc. (b)                                                                                       2              50
  Apogee Enterprises Inc.                                                                             6             101
  Builders FirstSource Inc. (b)                                                                       2              56
  Comfort Systems USA Inc.                                                                            9             115
  Drew Industries Inc. (b)                                                                            3             117
  Eagle Materials Inc. (l)                                                                           11             722
  ElkCorp.                                                                                            4             139
  Genlyte Group Inc. (b)                                                                              5             326
  Interline Brands Inc. (b)                                                                           3              66
  Lennox International Inc.                                                                          12             352
  LSI Industries Inc.                                                                                 4              62
  Mestek Inc. (b) (l)                                                                                 -               6
  NCI Building Systems Inc. (b)                                                                       4             256
  Simpson Manufacturing Co. Inc.                                                                      7             320
  Texas Industries Inc.                                                                               5             286
  Trex Co. Inc. (b) (l)                                                                               2              67
  Universal Forest Products Inc.                                                                      3             206
  US Concrete Inc. (b)                                                                                3              47
                                                                                                                  3,294
Chemicals - 1.4%
  American Vanguard Corp. (l)                                                                         3              77
  Arch Chemicals Inc.                                                                                 5             154
  Balchem Corp.                                                                                       2              45
  CF Industries Holdings Inc.                                                                         8             135
  Ferro Corp.                                                                                         9             177
  Georgia Gulf Corp.                                                                                  7             178
  HB Fuller Co.                                                                                       6             299
  Hercules Inc. (b)                                                                                  23             318
  Innospec Inc. (l)                                                                                   3              73
  Kronos Worldwide Inc. (l)                                                                           -              15
  MacDermid Inc.                                                                                      6             201
  Minerals Technologies Inc.                                                                          4             240
  NewMarket Corp.                                                                                     4             174
  NL Industries                                                                                       1              12
  Olin Corp.                                                                                         14             311
  OM Group Inc. (b)                                                                                   5             123
  Pioneer Cos. Inc. (b)                                                                               2              76
  PolyOne Corp. (b)                                                                                  19             181
  Rockwood Holdings Inc. (b)                                                                          4              92
  Schulman A Inc.                                                                                     6             158
  Sensient Technologies Corp.                                                                         9             162
  Spartech Corp.                                                                                      7             164
  Stepan Co.                                                                                          1              25
  Symyx Technologies Inc. (b)                                                                         7             183
  Terra Industries Inc. (b) (l)                                                                      18             129
  Tronox Inc. (l)                                                                                     4              67
  Wellman Inc.                                                                                        5              35
  Westlake Chemical Corp.                                                                             3             101
  WR Grace & Co. (b) (l)                                                                             13             171
  Zoltek Cos. Inc. (b) (l)                                                                            3              65
                                                                                                                  4,141
Coal - 0.1%
  Alpha Natural Resources Inc. (b)                                                                    6             130
  Foundation Coal Holdings Inc.                                                                       5             201
  James River Coal Co. (b) (l)                                                                        3              85
                                                                                                                    416
Commercial Services - 4.6%
  Aaron Rents Inc.                                                                                    8             219
  ABM Industries Inc.                                                                                 8             161
  ACE Cash Express Inc. (b)                                                                           3              64
  Administaff Inc.                                                                                    4             237
  Advance America Cash Advance Centers Inc.                                                          14             199
  Advisory Board Co. (b)                                                                              4             213
  Albany Molecular Research Inc. (b)                                                                  4              44
  Alderwoods Group Inc. (b)                                                                           8             137
  AMN Healthcare Services Inc. (b)                                                                    3              49
  Arbitron Inc.                                                                                       6             217
  Bankrate Inc. (b) (l)                                                                               2              92
  Banta Corp.                                                                                         5             270
  BearingPoint Inc. (b) (l)                                                                          36             308
  Bowne & Co. Inc.                                                                                    7             124
  Bright Horizons Family Solutions Inc. (b)                                                           5             210
  CBIZ Inc. (b)                                                                                      13             100
  CDI Corp.                                                                                           3              77
  Central Parking Corp. (l)                                                                           3              54
  Cenveo Inc. (b)                                                                                    11             178
  Chemed Corp.                                                                                        5             297
  Clark Inc.                                                                                          3              40
  Coinstar Inc. (b) (l)                                                                               5             135
  Consolidated Graphics Inc. (b)                                                                      2             117
  Corinthian Colleges Inc. (b) (l)                                                                   18             262
  Corrections Corp. (b)                                                                               8             367
  Corvel Corp. (b)                                                                                    1              20
  CoStar Group Inc. (b)                                                                               3             172
  CRA International Inc. (b)                                                                          2             102
  DeVry Inc. (b) (l)                                                                                 12             265
  DiamondCluster International Inc. - Class A (b)                                                     5              53
  Dollar Thrifty Automotive Group (b)                                                                 5             236
  Educate Inc. (b)                                                                                    3              28
  Electro Rent Corp. (b)                                                                              4              69
  Escala Group Inc. (b) (l)                                                                           1              29
  Euronet Worldwide Inc. (b) (l)                                                                      6             236
  Exponent Inc. (b)                                                                                   1              42
  First Advantage Corp. - Class A (b)                                                                 2              44
  First Consulting Group Inc. (b)                                                                     2              16
  Flanders Corp. (b)                                                                                  2              22
  Forrester Research Inc. (b)                                                                         3              56
  FTI Consulting Inc. (b)                                                                             8             227
  Gartner Inc. - Class A (b)                                                                         10             145
  Geo Group Inc. (b) (l)                                                                              2              66
  Gevity HR Inc.                                                                                      5             129
  Global Cash Access Inc. (b)                                                                         4              63
  Healthcare Services Group                                                                           6             121
  Heartland Payment Systems Inc. (b)                                                                  2              50
  Heidrick & Struggles International Inc. (b)                                                         4             136
  Hooper Holmes Inc.                                                                                 11              32
  Hudson Highland Group Inc. (b)                                                                      4              85
  Huron Consulting Group Inc. (b)                                                                     2              48
  Intersections Inc. (b)                                                                              1              12
  iPayment Inc. (b)                                                                                   3             111
  Jackson Hewitt Tax Service Inc.                                                                     8             244
  Kelly Services Inc. - Class A                                                                       4              96
  Kenexa Corp. (b)                                                                                    1              42
  Kforce Inc. (b)                                                                                     7              84
  Korn/Ferry International (b)                                                                        7             146
  Labor Ready Inc. (b)                                                                               11             261
  Landauer Inc.                                                                                       2              88
  Learning Tree International Inc. (b)                                                                1              15
  LECG Corp. (b)                                                                                      3              52
  Lincoln Educational Services Corp. (b) (l)                                                          1              22
  MAXIMUS Inc.                                                                                        4             132
  Mcgrath Rentcorp                                                                                    4             118
  Midas Inc. (b)                                                                                      3              68
  Monro Muffler Inc.                                                                                  2              85
  Morningstar Inc. (b)                                                                                2              84
  MPS Group Inc. (b)                                                                                 21             315
  Navigant Consulting Inc. (b)                                                                       10             209
  NCO Group Inc. (b)                                                                                  7             162
  Odyssey Marine Exploration Inc. (b) (l)                                                             6              21
  Parexel International Corp. (b)                                                                     6             145
  PHH Corp. (b)                                                                                      11             286
  PRA International (b)                                                                               3              63
  Pre-Paid Legal Services Inc. (l)                                                                    2              66
  PRG-Schultz International Inc. (b) (l)                                                              6               4
  Princeton Review Inc. (b)                                                                           2              15
  Providence Services Corp. (b)                                                                       2              57
  QC Holdings Inc. (b) (l)                                                                            1              19
  Quanta Services Inc. (b) (l)                                                                       24             388
  Rent-Way Inc. (b) (l)                                                                               5              35
  Resources Connection Inc. (b)                                                                      10             242
  Rollins Inc.                                                                                        6             112
  Senomyx Inc. (b)                                                                                    5              84
  Sotheby's Holdings - Class A (b)                                                                    8             223
  Source Interlink Cos. Inc. (b) (l)                                                                  7              84
  Sourcecorp (b)                                                                                      3              72
  Spherion Corp. (b)                                                                                 12             127
  Startek Inc.                                                                                        2              42
  Stewart Enterprises Inc. - Class A                                                                 20             116
  Strayer Education Inc.                                                                              3             295
  TeleTech Holdings Inc. (b)                                                                          7              81
  TNS Inc. (b)                                                                                        2              47
  United Rentals Inc. (b) (l)                                                                        14             480
  Universal Technical Institute Inc. (b)                                                              4             123
  Valassis Communications Inc. (b)                                                                   10             291
  Vertrue Inc. (b)                                                                                    2              71
  Viad Corp.                                                                                          4             149
  Volt Information Sciences Inc. (b)                                                                  1              44
  Watson Wyatt Worldwide Inc.                                                                         8             272
  Wright Express Corp. (b)                                                                            8             227
                                                                                                                 13,290
Computers - 2.8%
  3D Systems Corp. (b)                                                                                2              44
  Advanced Digital Information Corp. (b)                                                             13             118
  Agilysis Inc.                                                                                       6              96
  Ansoft Corp. (b)                                                                                    1              45
  Anteon International Corp. (b)                                                                      6             307
  Brocade Communications Systems Inc. (b)                                                            54             360
  Carreker Corp. (b)                                                                                  3              18
  Catapult Communications Corp. (b)                                                                   2              22
  Ciber Inc. (b)                                                                                     12              77
  COMSYS IT Partners Inc. (b)                                                                         3              32
  Covansys Corp. (b)                                                                                  7             114
  Dot Hill Systems Corp. (b)                                                                         10              70
  Echelon Corp. (b)                                                                                   5              51
  Electronics for Imaging (b)                                                                        11             308
  Factset Research Systems Inc.                                                                       7             310
  Gateway Inc. (b) (l)                                                                               49             108
  Hutchinson Technology Inc. (b) (l)                                                                  5             146
  iGate Corp. (b)                                                                                     3              19
  IHS Inc. (b)                                                                                        3              90
  Imation Corp.                                                                                       7             300
  Integral Systems Inc.                                                                               2              63
  Intergraph Corp. (b)                                                                                6             239
  InterVoice Inc. (b)                                                                                 7              64
  Jack Henry & Associates Inc.                                                                       14             328
  Kanbay International Inc. (b)                                                                       5              82
  Komag Inc. (b)                                                                                      6             279
  Kronos Inc. (b)                                                                                     6             237
  Lexar Media Inc. (b) (l)                                                                           17             148
  Magma Design Automation Inc. (b)                                                                    8              69
  Manhattan Associates Inc. (b)                                                                       6             133
  Maxtor Corp. (b) (l)                                                                               51             488
  McData Corp. - Class A (b) (l)                                                                     30             136
  Mentor Graphics Corp. (b)                                                                          16             179
  Mercury Computer Systems Inc. (b)                                                                   5              75
  Micros Systems Inc. (b)                                                                             8             355
  Mobility Electronics Inc. (b) (l)                                                                   5              37
  MTS Systems Corp.                                                                                   4             176
  Ness Technologies Inc. (b)                                                                          3              41
  Netscout Systems Inc. (b) (l)                                                                       3              31
  Overland Storage Inc. (b)                                                                           2              21
  Palm Inc. (b) (l)                                                                                  17             386
  PAR Technology Corp. (b)                                                                            1              18
  Perot Systems Corp. (b)                                                                            17             261
  Pomeroy IT Solutions Inc. (b)                                                                       1               8
  Quantum Corp. (b)                                                                                  38             141
  Rackable Systems Inc. (b)                                                                           2              86
  Radiant Systems Inc. (b)                                                                            5              69
  Radisys Corp. (b)                                                                                   4              73
  Rimage Corp. (b)                                                                                    2              37
  SI International Inc. (b)                                                                           2              77
  Silicon Storage Technology Inc. (b)                                                                16              71
  Stratasys Inc. (b) (l)                                                                              2              53
  SYKES Enterprises Inc. (b)                                                                          5              67
  Synaptics Inc. (b)                                                                                  4              91
  Synplicity Inc. (b)                                                                                 2              10
  Syntel Inc.                                                                                         1              21
  Talx Corp.                                                                                          6             169
  Tier Technologies Inc. - Class B (b)                                                                3              20
  Tivo Inc. (b)                                                                                      10              75
  Trident Microsystems Inc. (b)                                                                      11             329
  Tyler Technologies Inc. (b)                                                                         8              86
                                                                                                                  7,964
Cosmetics & Personal Care - 0.1%
  Chattem Inc. (b)                                                                                    4             140
  Elizabeth Arden Inc. (b)                                                                            5             112
  Inter Parfums Inc.                                                                                  1              12
  Parlux Fragrances Inc. (b) (l)                                                                      1              47
  Revlon Inc. - Class A (b) (l)                                                                      30              96
                                                                                                                    407
Data Processing - 0.7%
  Acxiom Corp.                                                                                       18             459
  CSG Systems International (b)                                                                      10             240
  eFunds Corp. (b)                                                                                    9             235
  FalconStor Software Inc. (b)                                                                        4              39
  Filenet Corp. (b)                                                                                   9             232
  Infocrossing Inc. (b)                                                                               5              57
  infoUSA Inc. (b)                                                                                    7              93
  MoneyGram International Inc.                                                                       18             547
  Pegasystems Inc. (b)                                                                                2              14
  Schawk Inc.                                                                                         3              68
                                                                                                                  1,984
Distribution & Wholesale - 1.0%
  Aviall Inc. (b)                                                                                     7             256
  Beacon Roofing Supply Inc. (b)                                                                      4             155
  Bell Microproducts Inc. (b)                                                                         5              30
  BlueLinx Holdings Inc.                                                                              2              33
  Brightpoint Inc. (b)                                                                                9             265
  Building Material Holding Corp. (l)                                                                 6             199
  Central Euro Distribution Corp. (b)                                                                 4             151
  Handleman Co.                                                                                       4              36
  Huttig Building Products Inc. (b)                                                                   3              29
  LKQ Corp. (b)                                                                                       7             146
  Mwi Veterinary Supply Inc. (b)                                                                      1              36
  Navarre Corp. (b) (l)                                                                               7              28
  Nuco2 Inc. (b)                                                                                      2              76
  Owens & Minor Inc.                                                                                  8             267
  Scansource Inc. (b)                                                                                 3             159
  United Stationers Inc. (b)                                                                          7             350
  Watsco Inc.                                                                                         4             317
  WESCO International Inc. (b)                                                                        6             435
                                                                                                                  2,968
Diversified Financial Services - 1.8%
  Accredited Home Lenders Holding Co. (b) (l)                                                         4             182
  Advanta Corp. - Class B                                                                             3             125
  Asset Acceptance Capital Corp. (b)                                                                  2              33
  Asta Funding Inc. (l)                                                                               2              76
  BKF Capital Group Inc. (l)                                                                          1              14
  Calamos Asset Management Inc.                                                                       5             175
  CharterMac. (l)                                                                                     8             170
  Cohen & Steers Inc.                                                                                 2              39
  CompuCredit Corp. (b) (l)                                                                           4             162
  Delta Financial Corp. (l)                                                                           3              25
  Doral Financial Corp.                                                                              17             201
  Encore Capital Group Inc. (b)                                                                       3              37
  eSpeed Inc. - Class A (b)                                                                           4              33
  Federal Agricultural Mortgage Corp. - Class C                                                       3              74
  Financial Federal Corp.                                                                             5             160
  Gamco Investors Inc.                                                                                2              65
  GFI Group Inc. (b)                                                                                  1              68
  Greenhill & Co. Inc. (l)                                                                            2             162
  IntercontinentalExchange Inc. (b)                                                                   4             267
  International Securities Exchange Inc. - Class A                                                    2             102
  Investment Technology Group Inc. (b)                                                                8             393
  Knight Capital Group Inc. (b)                                                                      21             299
  LaBranche & Co. Inc. (b) (l)                                                                       11             170
  MarketAxess Holdings Inc. (b) (l)                                                                   5              65
  Marlin Business Services Inc. (b)                                                                   1              32
  Nasdaq Stock Market Inc. (b)                                                                       11             421
  National Financial Partners Corp.                                                                   7             412
  Ocwen Financial Corp. (b) (l)                                                                       6              66
  optionsXpress Holdings Inc.                                                                         4             117
  Piper Jaffray Cos. (b)                                                                              4             229
  Portfolio Recovery Associates Inc. (b)                                                              3             148
  Sanders Morris Harris Group Inc.                                                                    3              43
  Stifel Financial Corp. (b) (l)                                                                      2              71
  SWS Group Inc.                                                                                      3              73
  Tradestation Group Inc. (b)                                                                         4              60
  United PanAm Financial Corp. (b)                                                                    1              23
  Waddell & Reed Financial Inc. - Class A                                                            16             364
  World Acceptance Corp. (b)                                                                          4             107
                                                                                                                  5,263
Diversified Machinery - 1.7%
  AGCO Corp. (b)                                                                                     18             372
  Alamo Group Inc. (l)                                                                                1              11
  Albany International Corp.                                                                          6             218
  Applied Industrial Tech Inc.                                                                        6             269
  Briggs & Stratton Corp.                                                                            11             378
  Cascade Corp.                                                                                       2             127
  Cognex Corp.                                                                                        9             257
  Flowserve Corp. (b)                                                                                11             664
  Gardner Denver Inc. (b)                                                                             5             327
  Gehl Co. (b)                                                                                        2              80
  Global Power Equipment Group Inc. (b)                                                               6              23
  Gorman-Rupp Co. (l)                                                                                 2              42
  Intevac Inc. (b)                                                                                    4             114
  Kadant Inc. (b) (l)                                                                                 3              59
  Lindsay Manufacturing Co.                                                                           2              59
  Manitowoc Co. Inc.                                                                                  6             567
  Middleby Corp. (b)                                                                                  1              93
  NACCO Industries Inc. - Class A                                                                     1             167
  Nordson Corp.                                                                                       5             257
  Presstek Inc. (b) (l)                                                                               6              77
  Robbins & Myers Inc.                                                                                2              51
  Sauer-Danfoss Inc. (l)                                                                              2              54
  Stewart & Stevenson Services Inc.                                                                   6             206
  Tecumseh Products Co.                                                                               3              78
  Tennant Co.                                                                                         2              84
  TurboChef Technologies Inc. (b) (l)                                                                 2              28
  Wabtec Corp.                                                                                        9             304
                                                                                                                  4,966
E - Commerce - 0.5%
  1-800 Contacts Inc. (b) (l)                                                                         1              15
  1-800-Flowers.com Inc. (b)                                                                          6              41
  Agile Software Corp. (b)                                                                           11              82
  Applied Digital Solutions Inc. (b) (l)                                                             16              47
  Arbinet-thexchange Inc. (b)                                                                         2              11
  Ariba Inc. (b)                                                                                     14             136
  Blue Nile Inc. (b) (l)                                                                              3             101
  Click Commerce Inc. (b) (l)                                                                         2              46
  Drugstore.Com (b) (l)                                                                              14              43
  FTD Group Inc. (b)                                                                                  3              28
  Homestore Inc. (b)                                                                                 28             185
  Nutri/System Inc. (b) (l)                                                                           5             242
  Overstock.com Inc. (b) (l)                                                                          2              61
  Priceline.com Inc. (b)                                                                              5             112
  Stamps.com Inc. (b)                                                                                 4             124
  WebMD Health Corp. - Class A (b) (l)                                                                2              66
  webMethods Inc. (b)                                                                                10              82
                                                                                                                  1,422
Electric - 1.3%
  Allete Inc.                                                                                         5             236
  Aquila Inc. (b)                                                                                    76             304
  Avista Corp.                                                                                       10             207
  Black Hills Inc.                                                                                    7             227
  Central Vermont Public Service Corp. (l)                                                            3              60
  CH Energy Group Inc.                                                                                3             147
  Cleco Corp.                                                                                        10             224
  Duquesne Light Holdings Inc. (l)                                                                   15             253
  El Paso Electric Co. (b)                                                                           10             183
  Empire District Electric Co. (l)                                                                    5             122
  Idacorp Inc.                                                                                        9             280
  MGE Energy Inc.                                                                                     4             138
  NorthWestern Corp.                                                                                  7             222
  Ormat Technologies Inc. (l)                                                                         2              62
  Otter Tail Corp.                                                                                    6             177
  Pike Electric Corp. (b)                                                                             3              57
  Sierra Pacific Resources (b)                                                                       41             571
  UIL Holdings Corp.                                                                                  3             163
  Unisource Energy Corp.                                                                              7             221
                                                                                                                  3,854
Electrical Components & Equipment - 0.9%
  Advanced Energy Industries Inc. (b)                                                                 5              73
  American Superconductor Corp. (b) (l)                                                               6              66
  Artesyn Technologies Inc. (b)                                                                       7              80
  Belden CDT Inc.                                                                                     9             257
  C&D Technologies Inc. (l)                                                                           4              38
  Color Kinetics Inc. (b) (l)                                                                         3              59
  Encore Wire Corp. (b)                                                                               3             117
  Energy Conversion Devices Inc. (b) (l)                                                              5             222
  EnerSys (b) (l)                                                                                     9             122
  General Cable Corp. (b)                                                                             8             243
  GrafTech International Ltd. (b)                                                                    18             112
  Greatbatch Inc. (b)                                                                                 4              93
  Ikanos Communications Inc. (b)                                                                      2              42
  Intermagnetics General Corp. (b)                                                                    9             216
  iRobot Corp. (b) (l)                                                                                1              31
  ITC Holdings Corp.                                                                                  3              66
  Littelfuse Inc. (b)                                                                                 5             164
  Medis Technologies Ltd. (b) (l)                                                                     3              59
  Powell Industries Inc. (b)                                                                          1              26
  Power-One Inc. (b)                                                                                 16             116
  Superior Essex Inc. (b)                                                                             4             100
  Taser International Inc. (b) (l)                                                                   14             144
  Ultralife Batteries Inc. (b)                                                                        3              33
  Universal Display Corp. (b) (l)                                                                     5              75
  Valence Technology Inc. (b) (l)                                                                    10              23
  Vicor Corp.                                                                                         4              70
                                                                                                                  2,647
Electronics - 2.3%
  American Science & Engineering Inc. (b) (l)                                                         2             158
  Analogic Corp.                                                                                      3             193
  Badger Meter Inc. (l)                                                                               1              72
  Bel Fuse Inc. - Class B                                                                             2              68
  Benchmark Electronics Inc. (b)                                                                      8             325
  Brady Corp. - Class A                                                                               8             314
  Checkpoint Systems Inc. (b)                                                                         8             213
  Cogent Inc. (b) (l)                                                                                 4              81
  Coherent Inc. (b)                                                                                   6             217
  CTS Corp.                                                                                           8             106
  Cubic Corp.                                                                                         3              69
  Cyberoptics Corp. (b) (l)                                                                           1              16
  Cymer Inc. (b)                                                                                      8             343
  Daktronics Inc.                                                                                     3             108
  Dionex Corp. (b)                                                                                    4             256
  Electro Scientific Industries Inc. (b)                                                              6             123
  Excel Technology Inc. (b)                                                                           2              65
  Fargo Electronics Inc. (b)                                                                          2              37
  FARO Technologies Inc. (b) (l)                                                                      2              27
  FEI Co. (b)                                                                                         5              95
  Identix Inc. (b)                                                                                   19             148
  II-VI Inc. (b)                                                                                      5              84
  International DisplayWorks Inc. (b) (l)                                                            10              66
  Ionatron Inc. (b) (l)                                                                               5              66
  Itron Inc. (b)                                                                                      5             309
  Keithley Instruments Inc.                                                                           3              47
  Kemet Corp. (b)                                                                                    18             174
  LaBarge Inc. (b)                                                                                    2              26
  LeCroy Corp. (b)                                                                                    3              40
  LoJack Corp. (b)                                                                                    4              90
  Measurement Specialties Inc. (b)                                                                    3              70
  Methode Electronics Inc.                                                                            8              86
  Metrologic Instruments Inc. (b)                                                                     3              62
  Molecular Devices Corp. (b)                                                                         4             121
  Multi-Fineline Electronix Inc. (b) (l)                                                              2              88
  OSI Systems Inc. (b) (l)                                                                            3              64
  Park Electrochemical Corp.                                                                          4             114
  Paxar Corp. (b)                                                                                     7             147
  Photon Dynamics Inc. (b)                                                                            3              63
  Plexus Corp. (b)                                                                                    9             330
  Rofin-Sinar Technologies Inc. (b)                                                                   3             167
  Rogers Corp. (b)                                                                                    3             183
  Sonic Solutions Inc. (b) (l)                                                                        5              85
  Spatialight Inc. (b) (l)                                                                            4              12
  Sypris Solutions Inc.                                                                               1              10
  Technitrol Inc.                                                                                     8             201
  TTM Technologies Inc. (b)                                                                           9             124
  Varian Inc. (b)                                                                                     7             276
  Viisage Technology Inc. (b) (l)                                                                     3              51
  Watts Water Technologies Inc. (l)                                                                   5             173
  Woodhead Industries Inc.                                                                            2              36
  Woodward Governor Co.                                                                               6             199
  X-Rite Inc.                                                                                         4              59
                                                                                                                  6,657
Engineering & Construction - 0.8%
  Dycom Industries Inc. (b)                                                                           9             191
  EMCOR Group Inc. (b)                                                                                6             318
  Granite Construction Inc.                                                                           7             336
  Infrasource Services Inc. (b)                                                                       2              38
  Insituform Technologies Inc. - Class A (b)                                                          5             139
  Layne Christensen Co. (b)                                                                           2              81
  Perini Corp. (b)                                                                                    4             118
  Shaw Group Inc. (b)                                                                                16             474
  URS Corp. (b)                                                                                       8             341
  Washington Group International Inc.                                                                 5             303
                                                                                                                  2,339
Entertainment - 0.7%
  Bally Technologies Inc. (b)                                                                        10             177
  Bluegreen Corp. (b)                                                                                 5              61
  Carmike Cinemas Inc. (l)                                                                            2              54
  Churchill Downs Inc.                                                                                2              66
  Dover Downs Gaming & Entertainment Inc.                                                             2              34
  Dover Motorsports Inc.                                                                              3              14
  Empire Resorts Inc. (b) (l)                                                                         1               7
  Great Wolf Resorts Inc. (b)                                                                         5              53
  Isle of Capri Casinos Inc. (b)                                                                      3              86
  Macrovision Corp. (b)                                                                              10             228
  Magna Entertainment Corp. (b) (l)                                                                   6              44
  Mikohn Gaming Corp. (b) (l)                                                                         8              79
  Pinnacle Entertainment Inc. (b)                                                                    10             270
  Shuffle Master Inc. (b) (l)                                                                         7             255
  Six Flags Inc. (b) (l)                                                                             19             194
  Speedway Motorsports Inc.                                                                           3             127
  Steinway Musical Instruments (b) (l)                                                                2              53
  Sunterra Corp. (b) (l)                                                                              4              55
  Vail Resorts Inc. (b)                                                                               6             243
                                                                                                                  2,100
Environmental Control - 0.6%
  Aleris International Inc. (b)                                                                       6             303
  American Ecology Corp.                                                                              2              50
  Calgon Carbon Corp. (l)                                                                             8              48
  Casella Waste Systems Inc. (b)                                                                      4              52
  Clean Harbors Inc. (b) (l)                                                                          4             121
  Darling International Inc. (b)                                                                     12              55
  Duratek Inc. (b)                                                                                    3              69
  Metal Management Inc.                                                                               5             146
  Mine Safety Appliances Co.                                                                          6             243
  Tetra Tech Inc. (b)                                                                                11             211
  Waste Connections Inc. (b)                                                                         10             387
  Waste Industries USA Inc.                                                                           1              13
  Waste Services Inc. (b) (l)                                                                        11              34
                                                                                                                  1,732
Food - 1.2%
  American Italian Pasta Co. (l)                                                                      3              21
  Arden Group Inc. - Class A                                                                          -              24
  Chiquita Brands International Inc.                                                                  9             149
  Corn Products International Inc.                                                                   16             460
  Diamond Foods Inc.                                                                                  1              23
  Flowers Foods Inc.                                                                                 10             304
  Gold Kist Inc. (b)                                                                                 10             131
  Great Atlantic & Pacific Tea Co. (b)                                                                4             125
  Hain Celestial Group Inc. (b)                                                                       6             160
  Ingles Markets Inc. - Class A                                                                       2              38
  J&J Snack Foods Corp.                                                                               2              83
  John B. Sanfilippo & Son (b) (l)                                                                    1              15
  Lance Inc. (l)                                                                                      6             144
  M&F Worldwide Corp. (b)                                                                             2              33
  MGP Ingredients Inc. (l)                                                                            1              19
  Nash Finch Co.                                                                                      2              72
  Nutraceutical International Corp. (b)                                                               1              18
  Pathmark Stores Inc. (b)                                                                           10             103
  Performance Food Group Co. (b)                                                                      9             275
  Premium Standard Farms Inc.                                                                         2              39
  Ralcorp Holdings Inc. (b)                                                                           6             236
  Ruddick Corp.                                                                                       7             176
  Sanderson Farms Inc.                                                                                3              77
  Seaboard Corp.                                                                                      -             118
  Spartan Stores Inc.                                                                                 4              45
  Tootsie Roll Industries Inc.                                                                        5             143
  United Natural Foods Inc. (b) (l)                                                                   8             292
  Weis Markets Inc.                                                                                   3             136
  Wild Oats Markets Inc. (b)                                                                          6             126
                                                                                                                  3,585
Forest Products & Paper - 0.6%
  Bowater Inc. (l)                                                                                   11             328
  Buckeye Technologies Inc. (b)                                                                       6              56
  Caraustar Industries Inc. (b)                                                                       6              66
  Deltic Timber Corp.                                                                                 2             118
  Glatfelter                                                                                          8             155
  Longview Fibre Co.                                                                                 11             278
  Mercer International Inc. (b) (l)                                                                   5              50
  Neenah Paper Inc.                                                                                   3             102
  Potlatch Corp.                                                                                      7             286
  Rock-Tenn Co. - Class A                                                                             6              85
  Schweitzer-Mauduit International Inc.                                                               3              72
  Wausau Paper Corp.                                                                                  9             130
  Xerium Technologies Inc.                                                                            2              21
                                                                                                                  1,747
Gas - 0.7%
  Cascade Natural Gas Corp. (l)                                                                       2              40
  EnergySouth Inc.                                                                                    1              32
  Laclede Group Inc.                                                                                  4             139
  New Jersey Resources Corp.                                                                          6             254
  Nicor Inc. (l)                                                                                      9             362
  Northwest Natural Gas Co.                                                                           6             195
  Peoples Energy Corp. (l)                                                                            8             276
  South Jersey Industries Inc.                                                                        6             161
  Southwest Gas Corp.                                                                                 8             217
  WGL Holdings Inc.                                                                                  10             308
                                                                                                                  1,984
Hand & Machine Tools - 0.5%
  Baldor Electric Co.                                                                                 7             232
  Franklin Electric Co. Inc.                                                                          5             250
  Kennametal Inc.                                                                                     8             480
  Lincoln Electric Holdings Inc.                                                                      7             402
  Regal-Beloit Corp.                                                                                  5             220
                                                                                                                  1,584
Healthcare Products - 3.4%
  Abaxis Inc. (b)                                                                                     4              83
  Abiomed Inc. (b) (l)                                                                                4              46
  Adeza Biomedical Corp. (b)                                                                          1              15
  Align Technology Inc. (b) (l)                                                                      13             122
  American Medical Systems Holdings Inc. (b)                                                         14             323
  Angiodynamics Inc. (b)                                                                              -              15
  Arrow International Inc.                                                                            4             145
  Arthrocare Corp. (b) (l)                                                                            5             233
  Aspect Medical Systems Inc. (b)                                                                     3              86
  Biosite Inc. (b) (l)                                                                                3             177
  Bruker BioSciences Corp. (b)                                                                        6              35
  Caliper Life Sciences Inc. (b) (l)                                                                  5              30
  Candela Corp. (b)                                                                                   5             111
  Cantel Medical Corp. (b)                                                                            2              32
  Cepheid Inc. (b)                                                                                    8              76
  Conmed Corp. (b)                                                                                    6             121
  Cyberonics Inc. (b)                                                                                 4             116
  Datascope Corp.                                                                                     2              89
  DexCom Inc. (b) (l)                                                                                 1              16
  Diagnostic Products Corp.                                                                           5             218
  DJ Orthopedics Inc. (b)                                                                             4             165
  Encore Medical Corp. (b)                                                                            9              45
  EPIX Pharmaceuticals Inc. (b)                                                                       3              12
  ev3 Inc. (b) (l)                                                                                    3              54
  Exactech Inc. (b)                                                                                   1              12
  E-Z-Em-Inc. (b)                                                                                     1              22
  Foxhollow Technologies Inc. (b) (l)                                                                 3              82
  Haemonetics Corp. (b)                                                                               5             262
  HealthTronics Inc. (b)                                                                              6              48
  Healthways Inc. (b)                                                                                 7             334
  Hologic Inc. (b)                                                                                    9             478
  ICU Medical Inc. (b)                                                                                3              98
  Immucor Inc. (b)                                                                                    9             262
  Immunicon Corp. (b)                                                                                 1               4
  Intralase Corp. (b) (l)                                                                             2              52
  Intuitive Surgical Inc. (b)                                                                         7             844
  Invacare Corp.                                                                                      6             191
  Inverness Medical Innovations Inc. (b)                                                              4             111
  IRIS International Inc. (b)                                                                         4              56
  IVAX Diagnostics Inc. (b)                                                                           1               3
  Kensey Nash Corp. (b) (l)                                                                           2              44
  Kyphon Inc. (b)                                                                                     6             212
  Laserscope (b) (l)                                                                                  4              91
  LCA-Vision Inc. (l)                                                                                 4             209
  Luminex Corp. (b)                                                                                   5              74
  Mentor Corp.                                                                                        6             290
  Merge Technologies Inc. (b) (l)                                                                     4              68
  Meridian Bioscience Inc.                                                                            4             112
  Merit Medical Systems Inc. (b)                                                                      5              61
  Microtek Medical Holdings Inc. (b)                                                                  6              21
  Neurometrix Inc. (b)                                                                                1              38
  NuVasive Inc. (b)                                                                                   4              84
  NxStage Medical Inc. (b) (l)                                                                        2              21
  Oakley Inc. (l)                                                                                     4              76
  OccuLogix Inc. (b) (l)                                                                              2               7
  OraSure Technologies Inc. (b) (l)                                                                   8              87
  Orthologic Corp. (b)                                                                                6              13
  Orthovita Inc. (b)                                                                                  7              30
  Palomar Medical Technologies Inc. (b) (l)                                                           4             120
  PolyMedica Corp.                                                                                    5             217
  PSS World Medical Inc. (b)                                                                         14             261
  Somanetics Corp. (b)                                                                                2              46
  SonoSite Inc. (b)                                                                                   3             118
  Stereotaxis Inc. (b)                                                                                4              50
  STERIS Corp.                                                                                       14             355
  SurModics Inc. (b) (l)                                                                              3             103
  Sybron Dental Specialties Inc. (b)                                                                  8             344
  Symmetry Medical Inc. (b)                                                                           1              30
  ThermoGenesis Corp. (b)                                                                            13              51
  Thoratec Corp. (b) (l)                                                                             10             188
  TriPath Imaging Inc. (b)                                                                            7              49
  Ventana Medical Systems Inc. (b)                                                                    6             259
  Viasys Healthcare Inc. (b)                                                                          6             189
  Vital Images Inc. (b)                                                                               2              84
  Vital Signs Inc.                                                                                    1              61
  Vnus Medical Technologies Inc. (b)                                                                  1               7
  West Pharmaceutical Services Inc.                                                                   6             213
  Wright Medical Group Inc. (b)                                                                       6             110
  Young Innovations Inc. (l)                                                                          1              32
  Zila Inc. (b)                                                                                       8              25
  Zoll Medical Corp. (b)                                                                              2              58
                                                                                                                  9,732
Healthcare Services - 1.5%
  Alliance Imaging Inc. (b)                                                                           2              13
  Allied Healthcare International Inc. (b)                                                            5              25
  Amedisys Inc. (b) (l)                                                                               3             103
  America Service Group Inc. (b)                                                                      2              22
  American Dental Partners Inc. (b)                                                                   2              29
  American Retirement Corp. (b)                                                                       6             165
  Amsurg Corp. (b)                                                                                    6             130
  Apria Healthcare Group Inc. (b)                                                                    10             223
  Bio-Reference Labs Inc. (b)                                                                         2              39
  Centene Corp. (b)                                                                                   8             246
  Cross Country Healthcare Inc. (b)                                                                   6             120
  Genesis HealthCare Corp. (b)                                                                        4             185
  Gentiva Health Services Inc. (b)                                                                    5              94
  Horizon Health Corp. (b)                                                                            2              36
  Kindred Healthcare Inc. (b)                                                                         6             146
  LHC Group Inc. (b)                                                                                  1              19
  Magellan Health Services Inc. (b)                                                                   6             229
  Matria Healthcare Inc. (b)                                                                          4             150
  Medcath Corp. (b)                                                                                   1              24
  Molina Healthcare Inc. (b)                                                                          2              67
  National Healthcare Corp. (l)                                                                       1              44
  Odyssey HealthCare Inc. (b)                                                                         7             122
  Option Care Inc.                                                                                    4              58
  PainCare Holdings Inc. (b) (l)                                                                     12              23
  Pediatrix Medical Group Inc. (b)                                                                    5             512
  Psychiatric Solutions Inc. (b)                                                                     10             342
  Radiation Therapy Services Inc. (b)                                                                 2              64
  RehabCare Group Inc. (b)                                                                            3              65
  Res-Care Inc. (b) (l)                                                                               4              70
  Sunrise Senior Living Inc. (b)                                                                      7             258
  Symbion Inc. (b)                                                                                    4              87
  United Surgical Partners International Inc. (b)                                                     9             311
  US Physical Therapy Inc. (b)                                                                        2              26
  VistaCare Inc. - Class A (b)                                                                        2              27
  WellCare Health Plans Inc. (b)                                                                      4             162
                                                                                                                  4,236
Holding Companies - Diversified - 0.2%
  Resource America Inc. - Class A                                                                     3              53
  Walter Industries Inc. (l)                                                                          7             498
                                                                                                                    551
Home Builders - 0.7%
  Brookfield Homes Corp. (l)                                                                          3             154
  Champion Enterprises Inc. (b) (l)                                                                  16             237
  Coachmen Industries Inc.                                                                            2              25
  Comstock Homebuilding Cos. Inc. (b) (l)                                                             1               9
  Fleetwood Enterprises Inc. (b) (l)                                                                 13             148
  Levitt Corp. - Class A                                                                              4              82
  M/I Homes Inc.                                                                                      3             126
  Monaco Coach Corp.                                                                                  6              76
  Orleans Homebuilders Inc.                                                                           1              17
  Palm Harbor Homes Inc. (b) (l)                                                                      2              46
  Skyline Corp.                                                                                       2              64
  Technical Olympic USA Inc.                                                                          3              63
  Thor Industries Inc.                                                                                7             365
  WCI Communities Inc. (b) (l)                                                                        7             196
  William Lyon Homes Inc. (b)                                                                         1              73
  Williams Scotsman International Inc. (b)                                                            3              86
  Winnebago Industries (l)                                                                            7             203
                                                                                                                  1,970
Home Furnishings - 0.5%
  American Woodmark Corp.                                                                             2              78
  Audiovox Corp. (b)                                                                                  3              35
  Bassett Furniture Industries Inc.                                                                   2              34
  DTS Inc. (b)                                                                                        3              66
  Ethan Allen Interiors Inc.                                                                          7             293
  Furniture Brands International Inc. (l)                                                            10             241
  Hooker Furniture Corp.                                                                              2              33
  Kimball International Inc. - Class B                                                                4              62
  La-Z-Boy Inc. (l)                                                                                  11             181
  Maytag Corp.                                                                                       16             347
  Stanley Furniture Co. Inc.                                                                          3              74
  Universal Electronics Inc. (b)                                                                      3              55
                                                                                                                  1,499
Household Products - 0.8%
  Blyth Inc.                                                                                          6             120
  Central Garden & Pet Co. (b)                                                                        4             209
  CNS Inc.                                                                                            3              61
  CSS Industries Inc.                                                                                 1              36
  Ennis Inc.                                                                                          5              99
  Fossil Inc. (b) (l)                                                                                10             181
  Jarden Corp. (b) (l)                                                                               14             462
  John H Harland Co.                                                                                  6             217
  Libbey Inc.                                                                                         2              17
  Lifetime Brands Inc.                                                                                1              37
  National Presto Industries Inc.                                                                     1              43
  Playtex Products Inc. (b)                                                                           9              89
  Prestige Brands Holdings Inc. (b)                                                                   6              73
  Russ Berrie & Co. Inc. (b)                                                                          2              31
  Standard Register Co.                                                                               3              45
  Tupperware Brands Corp.                                                                            11             224
  Water Pik Technologies Inc. (b) (l)                                                                 3              70
  WD-40 Co.                                                                                           4             110
  Yankee Candle Co. Inc.                                                                              9             249
                                                                                                                  2,373
Insurance - 2.2%
  21st Century Insurance Group                                                                        6              97
  Affirmative Insurance Holdings Inc.                                                                 1              18
  Alfa Corp.                                                                                          7             121
  American Equity Investment Life Holding Co. (l)                                                     9             131
  American Physicians Capital Inc. (b)                                                                1              68
  Argonaut Group Inc. (b)                                                                             6             214
  Baldwin & Lyons Inc. - Class B                                                                      1              35
  Bristol West Holdings Inc.                                                                          3              67
  Ceres Group Inc. (b)                                                                                7              37
  Citizens Inc. (b) (l)                                                                               5              26
  CNA Surety Corp. (b) (l)                                                                            3              48
  Crawford & Co. - Class B                                                                            4              24
  Delphi Financial Group                                                                              6             294
  Direct General Corp. (l)                                                                            3              49
  Donegal Group Inc.                                                                                  2              54
  EMC Insurance Group Inc.                                                                            1              25
  Enstar Group Inc. (b)                                                                               1              50
  FBL Financial Group Inc. - Class A                                                                  3              86
  First Acceptance Corp. (b)                                                                          3              41
  FPIC Insurance Group Inc. (b) (l)                                                                   2              84
  Great American Financial Resource Inc.                                                              2              31
  Harleysville Group Inc.                                                                             3              86
  Hilb Rogal & Hobbs Co.                                                                              7             270
  Horace Mann Educators Corp.                                                                         9             171
  Independence Holding Co. (l)                                                                        1              14
  Infinity Property & Casualty Corp.                                                                  4             178
  James River Group Inc. (b)                                                                          1              32
  Kansas City Life Insurance Co.                                                                      1              31
  KMG America Corp. (b) (l)                                                                           4              34
  LandAmerica Financial Group Inc.                                                                    4             256
  Midland Co.                                                                                         2              83
  National Interstate Corp. (b)                                                                       1              17
  National Western Life Insurance Co. (b)                                                             -             100
  Navigators Group Inc. (b)                                                                           2             121
  Odyssey Re Holdings Corp. (l)                                                                       3              60
  Ohio Casualty Corp.                                                                                13             411
  Phoenix Cos. Inc.                                                                                  19             316
  PMA Capital Corp. (b)                                                                               6              59
  Presidential Life Corp.                                                                             4             114
  ProAssurance Corp. (b)                                                                              6             287
  Republic Cos. Group Inc. (l)                                                                        1              25
  RLI Corp.                                                                                           5             258
  Safety Insurance Group Inc.                                                                         2             104
  SeaBright Insurance Holdings Inc. (b)                                                               2              41
  Selective Insurance Group                                                                           6             312
  State Auto Financial Corp.                                                                          3              98
  Stewart Information Services Corp.                                                                  3             153
  Tower Group Inc.                                                                                    3              73
  Triad Guaranty Inc. (b)                                                                             2              89
  UICI                                                                                                7             258
  United America Indemnity Ltd. (b)                                                                   1              25
  United Fire & Casualty Co.                                                                          3             107
  Universal American Financial Corp. (b)                                                              6              87
  USI Holdings Corp. (b)                                                                             10             156
  Zenith National Insurance Corp.                                                                     5             251
                                                                                                                  6,277
Internet - 2.8%
  Alloy Inc. (b) (l)                                                                                  2              26
  aQuantive Inc. (b) (l)                                                                             12             277
  Asiainfo Holdings Inc. (b) (l)                                                                      9              46
  Audible Inc. (b) (l)                                                                                4              43
  Autobytel Inc. (b)                                                                                  8              37
  Avocent Corp. (b)                                                                                  10             327
  Blue Coat Systems Inc. (b)                                                                          2              52
  CMGI Inc. (b) (l)                                                                                  89             131
  CNET Networks Inc. (b)                                                                             27             381
  Cogent Communications Group Inc. (b)                                                                2              17
  Corillian Corp. (b)                                                                                 5              19
  Cybersource Corp. (b)                                                                               6              70
  Digital Insight Corp. (b)                                                                           7             266
  Digital River Inc. (b) (l)                                                                          7             306
  Digitas Inc. (b)                                                                                   18             263
  Earthlink Inc. (b)                                                                                 24             225
  eCollege.com Inc. (b)                                                                               3              62
  Entrust Inc. (b)                                                                                   11              48
  Equinix Inc. (b)                                                                                    3             190
  eResearch Technology Inc. (b) (l)                                                                  11             155
  GSI Commerce Inc. (b) (l)                                                                           6             106
  Harris Interactive Inc. (b)                                                                        12              65
  Infospace Inc. (b)                                                                                  6             177
  Internet Capital Group Inc. (b)                                                                     9              80
  Internet Security Systems (b)                                                                       8             198
  Interwoven Inc. (b)                                                                                 9              83
  Ipass Inc. (b)                                                                                     12              94
  iVillage Inc. (b)                                                                                  10              88
  j2 Global Communications Inc. (b)                                                                   5             222
  Jupitermedia Corp. (b)                                                                              4              72
  Keynote Systems Inc. (b)                                                                            4              42
  Lionbridge Technologies (b)                                                                        11              91
  Matrixone Inc. (b)                                                                                 10              74
  Motive Inc. (b) (l)                                                                                 4              15
  Netbank Inc.                                                                                        8              60
  NetFlix Inc. (b) (l)                                                                                8             223
  Netratings Inc. (b) (l)                                                                             3              35
  NIC Inc. (b)                                                                                        6              34
  Online Resources Corp. (b)                                                                          5              63
  Openwave Systems Inc. (b)                                                                          18             397
  PC-Tel Inc. (b)                                                                                     3              30
  PlanetOut Inc. (b)                                                                                  1               9
  ProQuest Co. (b)                                                                                    5             113
  RealNetworks Inc. (b)                                                                              24             201
  Redback Networks Inc. (b) (l)                                                                       9             192
  RightNow Technologies Inc. (b)                                                                      2              29
  RSA Security Inc. (b)                                                                              14             257
  S1 Corp. (b)                                                                                       13              64
  Sapient Corp. (b) (l)                                                                              17             132
  Secure Computing Corp. (b)                                                                         10             116
  Sohu.com Inc. (b)                                                                                   5             142
  SonicWALL Inc. (b)                                                                                 10              73
  SupportSoft Inc. (b)                                                                                8              37
  Terremark Worldwide Inc. (b) (l)                                                                    7              62
  TIBCO Software Inc. (b)                                                                            44             366
  Travelzoo Inc. (b) (l)                                                                              1              12
  Trizetto Group (b)                                                                                  8             143
  United Online Inc.                                                                                 12             160
  Valueclick Inc. (b)                                                                                18             301
  Vasco Data Security International (b) (l)                                                           4              36
  Vignette Corp. (b)                                                                                  6              83
  WebEx Communications Inc. (b)                                                                       7             222
  Websense Inc. (b)                                                                                  10             268
  WebSideStory Inc. (b) (l)                                                                           2              30
                                                                                                                  8,238
Investment Companies - 0.3%
  Apollo Investment Corp.                                                                            13             232
  Ares Capital Corp.                                                                                  8             136
  Capital Southwest Corp.                                                                             1              52
  Gladstone Capital Corp. (l)                                                                         2              46
  Gladstone Investment Corp.                                                                          4              57
  Harris & Harris Group Inc. (b) (l)                                                                  5              63
  MCG Capital Corp.                                                                                  10             144
  NGP Capital Resources Co.                                                                           4              54
  Technology Investment Capital Corp.                                                                 3              47
                                                                                                                    831
Iron & Steel - 1.2%
  AK Steel Holding Corp. (b) (l)                                                                     22             333
  Carpenter Technology Corp.                                                                          5             461
  Chaparral Steel Co. (b)                                                                             5             296
  Cleveland-Cliffs Inc.                                                                               5             394
  Gibraltar Industries Inc.                                                                           5             152
  Oregon Steel Mills Inc. (b) (l)                                                                     7             378
  Reliance Steel & Aluminum Co.                                                                       6             557
  Roanoke Electric Steel Corp.                                                                        3              82
  Ryerson Inc.                                                                                        5             144
  Schnitzer Steel Industries Inc. - Class A                                                           4             192
  Steel Dynamics Inc.                                                                                 8             464
  Steel Technologies Inc.                                                                             2              54
  Wheeling-Pittsburgh Corp. (b) (l)                                                                   2              28
                                                                                                                  3,535
Leisure Time - 0.4%
  Ambassadors Group Inc.                                                                              3              87
  Ambassadors International Inc.                                                                      -               9
  Arctic Cat Inc.                                                                                     3              70
  Callaway Golf Co.                                                                                  16             269
  Escalade Inc.                                                                                       1              13
  K2 Inc. (b)                                                                                         9             118
  Life Time Fitness Inc. (b)                                                                          5             231
  Marine Products Corp.                                                                               2              23
  Multimedia Games Inc. (b)                                                                           6              94
  Nautilus Inc. (l)                                                                                   7             107
  Pegasus Solutions Inc. (b)                                                                          4              38
  WMS Industries Inc. (b) (l)                                                                         4             123
                                                                                                                  1,182
Lodging - 0.4%
  Ameristar Casinos Inc.                                                                              5             131
  Aztar Corp. (b)                                                                                     7             294
  Gaylord Entertainment Co. (b)                                                                       8             378
  Lodgian Inc. (b) (l)                                                                                5              75
  Marcus Corp.                                                                                        4              78
  Monarch Casino & Resort Inc. (b)                                                                    2              50
  MTR Gaming Group Inc. (b)                                                                           4              44
  Riviera Holdings Corp. (b)                                                                          1              24
                                                                                                                  1,074
Machinery - 0.5%
  Astec Industries Inc. (b)                                                                           3             117
  Bucyrus International Inc. - Class A                                                                6             301
  Intermec Inc. (b) (l)                                                                              10             296
  JLG Industries Inc.                                                                                21             646
                                                                                                                  1,360
Manufacturing - 1.8%
  Actuant Corp. - Class A                                                                             6             341
  Acuity Brands Inc.                                                                                  9             350
  Ameron International Corp.                                                                          2             122
  AO Smith Corp.                                                                                      3             174
  Applied Films Corp. (b)                                                                             3              66
  Barnes Group Inc.                                                                                   3             135
  Blount International Inc. (b)                                                                       6             100
  Ceradyne Inc. (b) (l)                                                                               5             269
  Clarcor Inc.                                                                                       10             364
  Crane Co.                                                                                          11             440
  EnPro Industries Inc. (b)                                                                           4             153
  ESCO Technologies Inc. (b)                                                                          5             263
  Federal Signal Corp.                                                                                9             170
  Freightcar America Inc.                                                                             2             100
  Griffon Corp. (b)                                                                                   6             138
  Hexcel Corp. (b) (l)                                                                               16             354
  Jacuzzi Brands Inc. (b)                                                                            16             157
  Lancaster Colony Corp.                                                                              5             217
  Matthews International Corp. - Class A                                                              6             244
  Myers Industries Inc.                                                                               5              77
  Quixote Corp.                                                                                       1              28
  Raven Industries Inc.                                                                               3             118
  Reddy Ice Holdings Inc.                                                                             2              47
  Standex International Corp. (l)                                                                     2              78
  Sturm Ruger & Co. Inc.                                                                              4              35
  Tredegar Corp.                                                                                      6              88
  Trinity Industries Inc. (l)                                                                         8             462
                                                                                                                  5,090
Media - 1.1%
  4Kids Entertainment Inc. (b)                                                                        3              44
  Beasley Broadcast Group Inc. - Class A                                                              1              11
  Charter Communications Inc. - Class A (b) (l)                                                      60              66
  Citadel Broadcasting Corp. (l)                                                                      8              93
  Courier Corp.                                                                                       2              80
  Cox Radio Inc. - Class A (b) (l)                                                                    7              99
  Crown Media Holdings Inc. (b)                                                                       2              14
  Cumulus Media Inc. - Class A (b) (l)                                                               11             123
  Emmis Communications Corp. - Class A (b)                                                            6              98
  Entercom Communications Corp.                                                                       7             202
  Entravision Communications Corp. (b)                                                               15             137
  Fisher Communications Inc. (b)                                                                      1              67
  Gemstar-TV Guide International Inc. (b)                                                            47             145
  Gray Television Inc.                                                                                8              66
  Hollinger International Inc.                                                                       11              93
  Journal Communications Inc. - Class A                                                               6              70
  Journal Register Co.                                                                                9             105
  Lin TV Corp. (b)                                                                                    5              43
  Lodgenet Entertainment Corp. (b)                                                                    3              43
  Martha Stewart Living Omnimedia (b) (l)                                                             4              75
  Media General Inc.                                                                                  5             210
  Mediacom Communications Corp. (b)                                                                  11              63
  Nexstar Broadcasting Group Inc. - Class A (b)                                                       2               8
  Outdoor Channel Holdings Inc. (b)                                                                   1              10
  Playboy Enterprises Inc. - Class B (b)                                                              4              51
  Primedia Inc. (b) (l)                                                                              26              55
  Radio One Inc. (b)                                                                                 17             129
  Reader's Digest Association Inc. - Class A                                                         20             299
  Regent Communications Inc. (b)                                                                      5              24
  Saga Communications Inc. (b) (l)                                                                    2              24
  Salem Communications Corp. - Class A (b)                                                            2              31
  Scholastic Corp. (b)                                                                                7             177
  Sinclair Broadcast Group Inc. - Class A                                                             9              73
  Spanish Broadcasting System - Class A (b)                                                           7              40
  Thomas Nelson Inc.                                                                                  2              72
  Triple Crown Media Inc. (b)                                                                         1               5
  Value Line Inc.                                                                                     -               7
  World Wrestling Entertainment Inc.                                                                  5              78
  WorldSpace Inc. (b) (l)                                                                             3              20
  WPT Enterprises Inc. (b) (l)                                                                        1               7
                                                                                                                  3,057
Metal Fabrication & Hardware - 1.0%
  AM Castle & Co.                                                                                     2              53
  CIRCOR International Inc.                                                                           3             100
  Commercial Metals Co.                                                                              12             666
  Dynamic Materials Corp. (l)                                                                         1              43
  Earle M Jorgensen Co. (b)                                                                           3              46
  Kaydon Corp. (l)                                                                                    6             229
  Lawson Products                                                                                     1              37
  Maverick Tube Corp. (b) (l)                                                                         9             470
  Mueller Industries Inc.                                                                             7             261
  NN Inc                                                                                              3              36
  NS Group Inc. (b)                                                                                   5             211
  Omega Flex Inc. (b)                                                                                 -               9
  Quanex Corp.                                                                                        5             331
  RBC Bearings Inc. (b)                                                                               2              40
  Sun Hydraulics Corp. (l)                                                                            1              25
  Valmont Industries Inc.                                                                             4             152
  Worthington Industries                                                                             14             274
                                                                                                                  2,983
Mining - 0.7%
  AMCOL International Corp.                                                                           4             125
  Brush Engineered Materials Inc. (b)                                                                 4              74
  Century Aluminum Co. (b)                                                                            5             204
  Charles & Colvard Ltd. (l)                                                                          3              28
  Coeur d'Alene Mines Corp. (b) (l)                                                                  48             317
  Compass Minerals International Inc.                                                                 4              98
  Hecla Mining Co. (b) (l)                                                                           26             171
  Royal Gold Inc. (l)                                                                                 4             133
  RTI International Metals Inc. (b)                                                                   4             246
  Stillwater Mining Co. (b)                                                                           9             145
  Titanium Metals Corp. (b) (l)                                                                       5             256
  USEC Inc.                                                                                          17             208
                                                                                                                  2,005
Office & Business Equipment - 0.2%
  Global Imaging System Inc. (b)                                                                      4             170
  IKON Office Solutions Inc.                                                                         23             329
  TRM Corp. (b) (l)                                                                                   2              12
                                                                                                                    511
Office Furnishings - 0.1%
  Compx International Inc. (l)                                                                        -               6
  Interface Inc. (b)                                                                                  9             124
  Knoll Inc.                                                                                          2              45
                                                                                                                    175
Oil & Gas - 3.3%
  Alon USA Energy Inc.                                                                                2              53
  Atlas America Inc. (b)                                                                              4             180
  ATP Oil & Gas Corp. (b) (l)                                                                         3             153
  Atwood Oceanics Inc. (b)                                                                            3             268
  Berry Petroleum Co. - Class A                                                                       4             240
  Bill Barrett Corp. (b)                                                                              3              82
  Bois d'Arc Energy Inc. (b)                                                                          3              46
  Brigham Exploration Co. (b)                                                                         6              53
  Bronco Drilling Company Inc. (b)                                                                    1              29
  Cabot Oil & Gas Corp. - Class A                                                                    10             484
  Callon Petroleum Corp. (b)                                                                          3              57
  Carrizo Oil & Gas Inc. (b)                                                                          4             100
  Cheniere Energy Inc. (b) (l)                                                                       10             402
  Cimarex Energy Co.                                                                                 17             723
  Clayton Williams Energy Inc. (b)                                                                    1              43
  Comstock Resources Inc. (b)                                                                         8             241
  Crosstex Energy Inc. (l)                                                                            1             102
  Delta Petroleum Corp. (b) (l)                                                                       7             151
  Edge Petroleum Corp. (b)                                                                            3              84
  Encore Acquisition Co. (b)                                                                         10             318
  Endeavour International Corp. (b)                                                                  10              30
  Energy Partners Ltd. (b)                                                                            7             160
  Frontier Oil Corp.                                                                                 11             671
  FX Energy Inc. (b) (l)                                                                              6              33
  Gasco Energy Inc. (b) (l)                                                                          16              91
  Giant Industries Inc. (b)                                                                           3             191
  Goodrich Petroleum Corp. (b) (l)                                                                    2              47
  Grey Wolf Inc. (b) (l)                                                                             38             280
  Harvest Natural Resources Inc. (b) (l)                                                              8              81
  Holly Corp.                                                                                         4             299
  Houston Exploration Co. (b)                                                                         6             300
  KCS Energy Inc. (b)                                                                                10             264
  McMoRan Exploration Co. (b) (l)                                                                     4              80
  Meridian Resource Corp. (b)                                                                        16              64
  Parallel Petroleum Corp. (b)                                                                        7             121
  Parker Drilling Co. (b)                                                                            18             168
  Penn Virginia Corp.                                                                                 4             263
  PetroHawk Energy Corp. (b)                                                                         11             148
  Petroleum Development Corp. (b)                                                                     4             160
  Petroquest Energy Inc. (b)                                                                          9              88
  Pioneer Drilling Co. (b)                                                                            5              80
  Remington Oil & Gas Corp. (b)                                                                       5             204
  St Mary Land & Exploration Co. (l)                                                                 12             483
  Stone Energy Corp. (b)                                                                              5             217
  Swift Energy Co. (b)                                                                                6             209
  Todco - Class A (b)                                                                                10             388
  Toreador Resources Corp. (b) (l)                                                                    3              89
  Tri-Valley Corp. (b) (l)                                                                            4              30
  W&T Offshore Inc.                                                                                   3             108
  Warren Resources Inc. (b)                                                                           6              86
  Whiting Petroleum Corp. (b)                                                                         7             307
                                                                                                                  9,549
Oil & Gas Services - 1.9%
  CARBO Ceramics Inc.                                                                                 4             227
  Dril-Quip Inc. (b)                                                                                  1              99
  Global Industries Ltd. (b)                                                                         17             239
  Gulf Island Fabrication Inc.                                                                        2              45
  Hanover Compressor Co. (b) (l)                                                                     18             342
  Helix Energy Solutions Group Inc. (b)                                                              16             605
  Hercules Offshore Inc. (b)                                                                          2              70
  Hornbeck Offshore Services Inc. (b)                                                                 4             139
  Hydril (b)                                                                                          4             301
  Input/Output Inc. (b) (l)                                                                          15             147
  Lone Star Technologies Inc. (b)                                                                     6             329
  Lufkin Industries Inc.                                                                              3             150
  Markwest Hydrocarbon Inc. (l)                                                                       1              22
  Newpark Resources Inc. (b) (l)                                                                     17             141
  Oceaneering International Inc. (b)                                                                  5             303
  Oil States International Inc. (b)                                                                   8             312
  RPC Inc.                                                                                            4              99
  SEACOR Holdings Inc. (b)                                                                            4             298
  Superior Energy Services (b)                                                                       16             431
  Superior Well Services Inc. (b)                                                                     1              40
  Tetra Technologies Inc. (b)                                                                         7             326
  Union Drilling Inc. (b)                                                                             3              37
  Universal Compression Holdings Inc. (b)                                                             4             183
  Veritas DGC Inc. (b)                                                                                7             307
  W-H Energy Services Inc. (b)                                                                        6             250
                                                                                                                  5,442
Packaging & Containers - 0.2%
  Chesapeake Corp.                                                                                    4              55
  Graphic Packaging Corp. (b) (l)                                                                    11              23
  Grief Inc.                                                                                          3             218
  Silgan Holdings Inc.                                                                                5             189
                                                                                                                    485
Pharmaceuticals - 3.5%
  Abgenix Inc. (b) (l)                                                                               18             401
  Acadia Pharmaceuticals Inc. (b) (l)                                                                 3              55
  Adams Respiratory Therapeutics Inc. (b)                                                             2              64
  Adolor Corp. (b)                                                                                    9             219
  Alkermes Inc. (b) (l)                                                                              19             411
  Alpharma Inc. - Class A                                                                             8             213
  Amylin Pharmaceuticals Inc. (b) (l)                                                                23           1,102
  Andrx Corp. (b)                                                                                    15             355
  Antigenics Inc. (b) (l)                                                                             6              15
  Array Biopharma Inc. (b)                                                                            6              59
  Atherogenics Inc. (b) (l)                                                                           8             129
  AVANIR Pharmaceuticals (b) (l)                                                                      6              93
  Bentley Pharmaceuticals Inc. (b)                                                                    4              49
  Bioenvision Inc. (b) (l)                                                                            9              64
  Biomarin Pharmaceutical Inc. (b)                                                                   14             183
  BioScrip Inc. (b)                                                                                   7              54
  Caraco Pharmaceutical Laboratories Inc. (b)                                                         2              20
  Cell Therapeutics Inc. (b) (l)                                                                     12              23
  Connetics Corp. (b) (l)                                                                             7             125
  Conor Medsystems Inc. (b)                                                                           1              38
  Cubist Pharmaceuticals Inc. (b)                                                                    11             256
  CV Therapeutics Inc. (b) (l)                                                                        9             192
  Cypress Bioscience Inc. (b)                                                                         5              33
  Dendreon Corp. (b) (l)                                                                             14              67
  Discovery Laboratories Inc. (b)                                                                    12              87
  Dov Pharmaceutical Inc. (b) (l)                                                                     4              71
  Durect Corp. (b) (l)                                                                               10              62
  Dusa Pharmaceuticals Inc. (b) (l)                                                                   3              18
  First Horizon Pharmaceutical Corp. (b) (l)                                                          5             134
  HealthExtras Inc. (b)                                                                               4             158
  Hi-Tech Pharmacal Co. Inc. (b)                                                                      1              37
  Idenix Pharmaceuticals Inc. (b) (l)                                                                 3              44
  I-Flow Corp. (b)                                                                                    4              53
  Inspire Pharmaceuticals Inc. (b)                                                                    8              41
  Introgen Therapeutics Inc. (b) (l)                                                                  3              17
  Isis Pharmaceuticals Inc. (b)                                                                      16             144
  Ista Pharmaceuticals Inc. (b) (l)                                                                   2              11
  KV Pharmaceutical Co. - Class A (b)                                                                 7             166
  Lannett Co. Inc. (b)                                                                                1               6
  Mannatech Inc. (l)                                                                                  3              51
  MannKind Corp. (b)                                                                                  5             112
  Medarex Inc. (b)                                                                                   22             291
  Medicines Co. (b)                                                                                  10             210
  Medics Pharmaceutical Corp. (l)                                                                    11             350
  MGI Pharma Inc. (b)                                                                                16             275
  Nabi Biopharmaceuticals (b)                                                                        11              62
  Nastech Pharmaceutical Co. Inc. (b)                                                                 4              69
  Natures Sunshine Products Inc. (l)                                                                  2              28
  NBTY Inc. (b) (l)                                                                                  11             252
  Neopharm Inc. (b) (l)                                                                               4              31
  Neurocrine Biosciences Inc. (b)                                                                     8             488
  Neurogen Corp. (b)                                                                                  4              23
  New River Pharmaceuticals Inc. (b)                                                                  2              80
  NitroMed Inc. (b) (l)                                                                               5              38
  Noven Pharmaceuticals Inc. (b)                                                                      5              94
  NPS Pharmaceuticals Inc. (b)                                                                        9              80
  Nuvelo Inc. (b)                                                                                    10             184
  Onyx Pharmaceuticals Inc. (b) (l)                                                                   8             212
  Pain Therapeutics Inc. (b) (l)                                                                      5              59
  Par Pharmaceutical Cos. Inc. (b)                                                                    7             194
  Penwest Pharmaceuticals Co. (b)                                                                     4              93
  Perrigo Co.                                                                                        17             280
  Pharmion Corp. (b)                                                                                  5              93
  Pozen Inc. (b)                                                                                      5              88
  Progenics Pharmaceuticals Inc. (b)                                                                  4             103
  Renovis Inc. (b) (l)                                                                                5             106
  Rigel Pharmaceuticals Inc. (b)                                                                      4              51
  Salix Pharmaceuticals Ltd. (b)                                                                     10             159
  Santarus Inc. (b) (l)                                                                               1               9
  Star Scientific Inc. (b) (l)                                                                        6              19
  Tanox Inc. (b) (l)                                                                                  5             102
  Threshold Pharmaceuticals Inc. (b)                                                                  1              20
  Trimeris Inc. (b)                                                                                   4              49
  United Therapeutics Corp. (b)                                                                       5             312
  USANA Health Sciences Inc. (b) (l)                                                                  2              94
  ViaCell Inc. (b)                                                                                    1               7
  Xenoport Inc. (b)                                                                                   1              30
  Zymogenetrics Inc. (b)                                                                              6             127
                                                                                                                 10,194
Pipelines - 0.0%
  Transmontaigne Inc. (b)                                                                             9              85


Real Estate - 0.5%
  Avatar Holdings Inc. (b) (l)                                                                        1              79
  Brookdale Senior Living Inc. (l)                                                                    2              90
  California Coastal Communities Inc. (b)                                                             2              66
  Centracore Properties Trust                                                                         2              50
  Consolidated-Tomoka Land Co.                                                                        1              77
  Housevalues Inc. (b) (l)                                                                            1               9
  Jones Lang LaSalle Inc.                                                                             7             512
  Newkirk Realty Trust Inc.                                                                           4              67
  Opteum Inc.                                                                                         4              31
  Reading International Inc. - Class A (b)                                                            2              16
  Tarragon Corp. (l)                                                                                  3              55
  Trammell Crow Co. (b)                                                                               7             256
  United Capital Corp. (b)                                                                            -              12
  ZipRealty Inc. (b) (l)                                                                              2              16
                                                                                                                  1,336
Real Estate Investment Trusts - 5.8%
  Aames Investment Corp.                                                                              7              41
  Acadia Realty Trust                                                                                 6             140
  Affordable Residential Communities (l)                                                              5              47
  Agree Realty Corp.                                                                                  1              42
  Alexander's Inc. (b) (l)                                                                            -             105
  Alexandria Real Estate Equites Inc.                                                                 5             444
  American Campus Communities Inc.                                                                    3              82
  American Home Mortgage Investment Corp.                                                             9             268
  Anthracite Capital Inc.                                                                            11             126
  Anworth Mortgage Asset Corp.                                                                        9              72
  Arbor Realty Trust Inc.                                                                             2              63
  Ashford Hospitality Trust Inc.                                                                     10             119
  Bedford Property Investors                                                                          3              72
  BioMed Realty Trust Inc.                                                                            9             263
  Boykin Lodging Co. (b)                                                                              3              34
  Brandywine Realty Trust                                                                            18             571
  Capital Lease Funding Inc.                                                                          4              47
  Capital Trust Inc. - Class A                                                                        2              73
  Cedar Shopping Centers Inc. (l)                                                                     6              90
  Colonial Properties Trust                                                                           9             464
  Columbia Equity Trust Inc.                                                                          3              58
  Commercial Net Lease Realty                                                                        12             268
  Corporate Office Properties Trust SBI MD                                                            6             282
  Cousins Properties Inc. (l)                                                                         8             263
  Deerfield Triarc Capital Corp.                                                                      5              67
  DiamondRock Hospitality Co.                                                                         6              78
  Digital Realty Trust Inc.                                                                           3              95
  EastGroup Properties Inc.                                                                           4             210
  ECC Capital Corp.                                                                                   9              14
  Education Realty Trust Inc.                                                                         6              84
  Entertainment Properties Trust                                                                      6             236
  Equity Inns Inc.                                                                                   10             169
  Equity Lifestyle Properties Inc.                                                                    4             198
  Equity One Inc.                                                                                     8             192
  Extra Space Storage Inc.                                                                           10             178
  FelCor Lodging Trust Inc.                                                                          11             222
  Fieldstone Investment Corp.                                                                        10             122
  First Industrial Realty Trust Inc. (l)                                                              9             363
  First Potomac Realty Trust                                                                          4             116
  Getty Realty Corp.                                                                                  3              97
  Glenborough Realty Trust Inc.                                                                       6             132
  Glimcher Realty Trust (l)                                                                           7             210
  GMH Communities Trust                                                                               8              97
  Government Properties Trust Inc.                                                                    4              33
  Gramercy Capital Corp.                                                                              4              90
  Heritage Property Investment Trust                                                                  6             225
  Hersha Hospitality Trust                                                                            5              47
  Highland Hospitality Corp. (l)                                                                     10             123
  Highwoods Properties Inc.                                                                          11             377
  Home Properties Inc.                                                                                6             318
  Homebanc Corp.                                                                                     11              95
  IMPAC Mortgage Holdings Inc. (l)                                                                   15             148
  Inland Real Estate Corp.                                                                           14             220
  Innkeepers USA Trust                                                                                9             154
  Investors Real Estate Trust                                                                         9              87
  JER Investors Trust Inc.                                                                            3              42
  Kilroy Realty Corp.                                                                                 6             461
  Kite Realty Group Trust                                                                             6              96
  LaSalle Hotel Properties                                                                            6             264
  Lexington Corporate Properties Trust                                                               10             216
  LTC Properties Inc.                                                                                 4             104
  Luminent Mortgage Capital Inc.                                                                      8              66
  Maguire Properties Inc.                                                                             8             279
  Medical Properties Trust Inc.                                                                       3              33
  MeriStar Hospitality Corp. (b)                                                                     17             173
  MFA Mortgage Investments Inc.                                                                      16             102
  Mid-America Apartment Communities Inc.                                                              4             207
  MortgageIT Holdings Inc.                                                                            4              49
  National Health Investors Inc.                                                                      4             114
  National Health Realty Inc. (l)                                                                     1              24
  Nationwide Health Properties Inc.                                                                  14             300
  Newcastle Investment Corp.                                                                          9             220
  NorthStar Realty Finance Corp.                                                                      6              69
  Novastar Financial Inc. (l)                                                                         5             179
  Omega Healthcare Investors Inc. (l)                                                                11             160
  One Liberty Properties Inc.                                                                         1              26
  Origen Financial Inc.                                                                               3              18
  Parkway Properties Inc.                                                                             3             118
  Penn Real Estate Investment Trust                                                                   7             327
  Post Properties Inc.                                                                                8             352
  PS Business Parks Inc.                                                                              3             187
  RAIT Investment Trust                                                                               5             149
  Ramco-Gershenson Properties                                                                         3              96
  Redwood Trust Inc. (l)                                                                              4             173
  Saul Centers Inc. (l)                                                                               2             105
  Saxon Capital Inc.                                                                                  9              97
  Senior Housing Properties Trust                                                                    12             216
  Sizeler Property Investors Inc.                                                                     4              62
  Sovran Self Storage Inc.                                                                            3             191
  Spirit Finance Corp. (l)                                                                           17             206
  Strategic Hotel Capital Inc.                                                                       12             285
  Sun Communities Inc. (l)                                                                            3             123
  Sunstone Hotel Investors Inc.                                                                       8             222
  Tanger Factory Outlet Centers                                                                       6             216
  Taubman Centers Inc.                                                                               10             437
  Town & Country Trust                                                                                4             147
  Trustreet Properties Inc.                                                                          14             208
  Universal Health Realty Income Trust                                                                3              93
  Urstadt Biddle Properties Inc. - Class A (l)                                                        5              85
  U-Store-It Trust                                                                                    8             169
  Washington Real Estate Investment Trust                                                             9             311
  Winston Hotels Inc.                                                                                 5              52
                                                                                                                 16,660
Retail - 5.8%
  99 Cents Only Stores (b) (l)                                                                        8             108
  AC Moore Arts & Crafts Inc. (b)                                                                     3              48
  Aeropostale Inc. (b)                                                                               11             340
  AFC Enterprises (b)                                                                                 4              62
  Allion Healthcare Inc. (b)                                                                          1              16
  America's Car-Mart Inc. (b) (l)                                                                     1              31
  Asbury Automotive Group Inc. (b)                                                                    2              47
  Big 5 Sporting Goods Corp.                                                                          4              79
  Big Lots Inc. (b) (l)                                                                              22             313
  BJ's Restaurants Inc. (b)                                                                           3              85
  Blair Corp.                                                                                         1              35
  Blockbuster Inc. - Class A (l)                                                                     36             145
  Bob Evans Farms Inc.                                                                                7             217
  Bombay Co. Inc. (b)                                                                                 6              21
  Bon-Ton Stores Inc.                                                                                 1              46
  Brown Shoe Co. Inc.                                                                                 4             195
  Buckle Inc.                                                                                         1              56
  Buffalo Wild Wings Inc. (b)                                                                         1              54
  Build-A-Bear Workshop Inc. (b) (l)                                                                  2              60
  Burlington Coat Factory Warehouse Corp.                                                             3             158
  Cabela's Inc. - Class A (b) (l)                                                                     7             135
  Cache Inc. (b)                                                                                      2              39
  California Pizza Kitchen Inc. (b)                                                                   4             132
  Casey's General Stores Inc.                                                                        10             235
  Cash America International Inc.                                                                     6             169
  Casual Male Retail Group Inc. (b) (l)                                                               6              59
  Cato Corp. - Class A                                                                                6             149
  CEC Entertainment Inc. (b)                                                                          7             235
  Charlotte Russe Holding Inc. (b)                                                                    3              68
  Charming Shoppes Inc. (b)                                                                          25             370
  Childrens Place Retail Stores Inc. (b)                                                              4             250
  Christopher & Banks Corp.                                                                           8             176
  Citi Trends Inc. (b)                                                                                1              27
  CKE Restaurants Inc. (l)                                                                           12             216
  Coldwater Creek Inc. (b)                                                                           11             298
  Conn's Inc. (b) (l)                                                                                 1              34
  Cost Plus Inc. (b)                                                                                  5              82
  CSK Auto Corp. (b)                                                                                  9             120
  DEB Shops Inc.                                                                                      1              31
  Denny's Corp. (b)                                                                                  18              87
  Design Within Reach Inc. (b) (l)                                                                    2              10
  Domino's Pizza Inc.                                                                                 7             192
  Dress Barn Inc. (b) (l)                                                                             4             199
  DSW Inc. (b)                                                                                        2              76
  Finish Line - Class A                                                                               9             147
  First Cash Financial Services Inc. (b)                                                              5              95
  Fred's Inc.                                                                                         7              99
  GameStop Corp. - Class A (b) (l)                                                                    5             252
  GameStop Corp. - Class B (b)                                                                        7             282
  Genesco Inc. (b)                                                                                    5             185
  Golf Galaxy Inc. (b)                                                                                1              19
  Group 1 Automotive Inc.                                                                             4             209
  Guitar Center Inc. (b)                                                                              5             244
  Haverty Furniture Cos. Inc.                                                                         4              63
  Hibbett Sporting Goods Inc. (b)                                                                     7             247
  HOT Topic Inc. (b) (l)                                                                              9             134
  IHOP Corp.                                                                                          4             183
  Insight Enterprises Inc. (b)                                                                       10             212
  J Jill Group Inc. (b)                                                                               4              93
  Jack in the Box Inc. (b)                                                                            7             323
  Jo-Ann Stores Inc. (b) (l)                                                                          5              61
  JOS A Bank Clothiers Inc. (b)                                                                       4             168
  Kenneth Cole Productions Inc.                                                                       2              43
  Krispy Kreme Doughnuts Inc. (b) (l)                                                                11              96
  Landry's Restaurants Inc.                                                                           4             130
  Lithia Motors Inc. - Class A                                                                        3             116
  Lone Star Steakhouse & Saloon Inc.                                                                  4             110
  Longs Drug Stores Corp.                                                                             6             298
  Luby's Inc. (b)                                                                                     5              68
  Marinemax Inc. (b)                                                                                  3              98
  McCormick & Schmick's Seafood Restaurants Inc. (b)                                                  1              33
  Movado Group Inc.                                                                                   4              93
  Movie Gallery Inc. (l)                                                                              4              13
  New York & Co. Inc. (b)                                                                             2              33
  Nu Skin Enterprises Inc.                                                                           11             198
  O'Charleys Inc. (b)                                                                                 4              76
  Pacific Sunwear of California (b)                                                                  16             347
  Pantry Inc. (b)                                                                                     3             204
  Papa John's International Inc. (b)                                                                  5             152
  Payless Shoesource Inc. (b)                                                                        14             313
  PEP Boys-Manny Moe & Jack                                                                          11             172
  Petco Animal Supplies Inc. (b)                                                                     12             278
  PF Chang's China Bistro Inc. (b) (l)                                                                5             263
  Pier 1 Imports Inc. (l)                                                                            18             207
  Rare Hospitality International Inc. (b)                                                             7             241
  Red Robin Gourmet Burgers Inc. (b)                                                                  3             136
  Regis Corp.                                                                                         9             322
  Restoration Hardware Inc. (b)                                                                       5              29
  Retail Ventures Inc. (b) (l)                                                                        3              42
  Ruby Tuesday Inc.                                                                                  13             410
  Rush Enterprises Inc. (b)                                                                           1              22
  Rush Enterprises Inc. - Class A (b)                                                                 3              61
  Ruth's Chris Steak House (b)                                                                        3              66
  Ryan's Restaurant Group Inc. (b)                                                                    9             129
  School Specialty Inc. (b) (l)                                                                       5             163
  Select Comfort Corp. (b) (l)                                                                        8             298
  Sharper Image Corp. (b) (l)                                                                         2              29
  Shoe Carnival Inc. (b)                                                                              1              27
  Smart & Final Inc. (b)                                                                              3              46
  Sonic Automotive Inc.                                                                               6             159
  Sports Authority Inc. (b)                                                                           5             197
  Stage Stores Inc.                                                                                   6             166
  Steak N Shake Co. (b)                                                                               5             113
  Stein Mart Inc.                                                                                     6              98
  Syms Corp. (l)                                                                                      1              17
  Systemax Inc. (b)                                                                                   2              11
  Talbots Inc.                                                                                        4             118
  Texas Roadhouse Inc. - Class A (b)                                                                  8             138
  Too Inc. (b)                                                                                        7             237
  Tractor Supply Co. (b)                                                                              7             451
  Trans World Entertainment (b)                                                                       4              20
  Triarc Cos. Inc. - Class B (l)                                                                      8             147
  Tuesday Morning Corp.                                                                               5             122
  Under Armour Inc. - Class A (b)                                                                     2              80
  United Auto Group Inc.                                                                              5             236
  West Marine Inc. (b) (l)                                                                            3              41
  Wet Seal Inc. (b) (l)                                                                              12              79
  Wilsons The Leather Experts (b) (l)                                                                 3              11
  World Fuel Services Corp.                                                                           6             232
  Zale Corp. (b)                                                                                     10             278
  Zumiez Inc. (b)                                                                                     1              33
                                                                                                                 16,867
Savings & Loans - 1.7%
  Anchor Bancorp. Inc.                                                                                4             132
  Atlantic Coast Federal (l)                                                                          1              12
  BankAtlantic Bancorp. Inc. - Class A                                                                9             133
  Bankunited Financial Corp. - Class A                                                                6             174
  Berkshire Hills Bancorp. Inc.                                                                       1              48
  Beverly Hills Bancorp. Inc.                                                                         2              20
  BFC Financial Corp. (b)                                                                             3              22
  Brookline Bancorp. Inc.                                                                            13             198
  CFS Bancorp Inc.                                                                                    1              20
  Charter Financial Corp. (l)                                                                         1              22
  Citizens First Bancorp Inc.                                                                         1              36
  Clifton Savings Bancorp. Inc.                                                                       2              22
  Commercial Capital Bancorp. Inc.                                                                    8             119
  Dime Community Bancshares                                                                           5              76
  Fidelity Bankshares Inc.                                                                            5             153
  First Defiance Financial Corp.                                                                      1              25
  First Financial Holdings Inc.                                                                       3              80
  First Niagara Financial Group Inc. (l)                                                             23             336
  First Place Financial Corp.                                                                         3              70
  FirstFed Financial Corp. (b) (l)                                                                    3             204
  Flagstar Bancorp. Inc. (l)                                                                          7             106
  Flushing Financial Corp.                                                                            3              61
  Franklin Bank Corp. (b)                                                                             5              87
  Harbor Florida Bancshares Inc.                                                                      4             167
  Horizon Financial Corp.                                                                             2              46
  Investors Bancorp Inc. (b)                                                                         11             153
  ITLA Capital Corp.                                                                                  1              47
  Kearny Financial Corp.                                                                              4              51
  KNBT Bancorp Inc.                                                                                   6             100
  MAF Bancorp Inc.                                                                                    7             304
  MASSBANK Corp.                                                                                      -              12
  NASB Financial Inc. (l)                                                                             -              13
  NewAlliance Bancshares Inc. (l)                                                                    23             326
  Northwest Bancorp. Inc.                                                                             4             106
  OceanFirst Financial Corp. (l)                                                                      2              42
  Parkvale Financial Corp.                                                                            1              16
  Partners Trust Financial Group Inc.                                                                10             117
  Pennfed Financial Services Inc.                                                                     1              27
  PFF Bancorp Inc.                                                                                    4             129
  Provident Financial Holdings Inc.                                                                   1              31
  Provident Financial Services Inc.                                                                  15             268
  Provident New York Bancorp.                                                                         8             106
  Rockville Financial Inc. (b) (l)                                                                    2              22
  Sound Federal Bancorp. Inc.                                                                         3              53
  Sterling Financial Corp.                                                                            7             191
  TierOne Corp.                                                                                       4             122
  United Community Financial Corp.                                                                    5              60
  United Financial Bancorp Inc.                                                                       2              22
  Wauwatosa Holdings Inc. (b) (l)                                                                     2              28
  Westfield Financial Inc.                                                                            1              15
  WSFS Financial Corp.                                                                                1              68
                                                                                                                  4,798
Semiconductors - 4.5%
  Actel Corp. (b)                                                                                     5              73
  ADE Corp. (b)                                                                                       2              68
  Advanced Analogic Technologies Inc. (b)                                                             3              30
  AMIS Holdings Inc. (b)                                                                              8              71
  Amkor Technology Inc. (b) (l)                                                                      21             181
  Applied Micro Circuits Corp. (b)                                                                   65             263
  Asyst Technologies Inc. (b) (l)                                                                    10             108
  Atmel Corp. (b) (l)                                                                                84             395
  ATMI Inc. (b) (l)                                                                                   8             235
  Axcelis Technologies Inc. (b)                                                                      21             125
  Brooks Automation Inc. (b)                                                                         15             212
  Cabot Microelectronics Corp. (b)                                                                    5             179
  Ceva Inc. (b)                                                                                       2              12
  Cirrus Logic Inc. (b)                                                                              18             154
  Cohu Inc.                                                                                           4              91
  Conexant Systems Inc. (b) (l)                                                                      94             326
  Credence Systems Corp. (b)                                                                         19             137
  Cypress Semiconductor Corp. (b) (l)                                                                27             461
  Diodes Inc. (b)                                                                                     4             148
  DSP Group Inc. (b)                                                                                  6             168
  Emcore Corp. (b)                                                                                    8              86
  Emulex Corp. (b)                                                                                   16             281
  Entegris Inc. (b)                                                                                  24             258
  Exar Corp. (b)                                                                                      7              99
  Fairchild Semiconductor International Inc. (b)                                                     25             472
  Formfactor Inc. (b)                                                                                 7             269
  Genesis Microchip Inc. (b) (l)                                                                      7             124
  Hittite Microwave Corp. (b)                                                                         1              36
  Integrated Device Technology Inc. (b)                                                              40             600
  Integrated Silicon Solutions Inc. (b)                                                               7              46
  IXYS Corp. (b)                                                                                      4              39
  Kopin Corp. (b)                                                                                    13              68
  Kulicke & Soffa Industries Inc. (b) (l)                                                            11             101
  Lattice Semiconductor Corp. (b)                                                                    25             164
  Leadis Technology Inc. (b)                                                                          3              20
  LTX Corp. (b)                                                                                      12              64
  Mattson Technology Inc. (b)                                                                         8             100
  Micrel Inc. (b)                                                                                    13             195
  Microsemi Corp. (b)                                                                                13             382
  Microtune Inc. (b)                                                                                 12              62
  MIPS Technologies Inc. - Class A (b)                                                                9              70
  MKS Instruments Inc. (b)                                                                            6             147
  Monolithic Power Systems Inc. (b)                                                                   3              55
  Netlogic Microsystems Inc. (b)                                                                      2              95
  Omnivision Technologies Inc. (b)                                                                   11             337
  ON Semiconductor Corp. (b)                                                                         37             266
  Pericom Semiconductor Corp. (b)                                                                     6              60
  Photroncis Inc. (b)                                                                                 9             160
  Pixelworks Inc. (b)                                                                                 8              42
  PLX Technology Inc. (b)                                                                             5              65
  PMC - Sierra Inc. (b) (l)                                                                          37             449
  Portalplayer Inc. (b) (l)                                                                           3              72
  Power Integrations Inc. (b)                                                                         6             149
  Rambus Inc. (b) (l)                                                                                20             788
  Rudolph Technologies Inc. (b)                                                                       5              90
  Semitool Inc. (b)                                                                                   4              49
  Semtech Corp. (b) (l)                                                                              15             263
  Sigmatel Inc. (b) (l)                                                                               6              56
  Silicon Image Inc. (b)                                                                             15             156
  Silicon Laboratories Inc. (b) (l)                                                                   9             486
  Sirf Technology Holdings Inc. (b) (l)                                                               7             260
  Skyworks Solutions Inc. (b)                                                                        30             206
  Standard Microsystems Corp. (b)                                                                     4             104
  Sunpower Corp. (b) (l)                                                                              2              68
  Supertex Inc. (b)                                                                                   2              75
  Tessera Technologies Inc. (b)                                                                       9             279
  Transwitch Corp. (b)                                                                               13              34
  Triquint Semiconductor Inc. (b)                                                                    29             142
  Ultratech Inc. (b)                                                                                  5             131
  Varian Semiconductor Equipment Associates Inc. (b)                                                 11             308
  Veeco Instruments Inc. (b)                                                                          6             135
  Virage Logic Corp. (b)                                                                              2              25
  Vitesse Semiconductor Inc. (b) (l)                                                                 42             149
  Volterra Semiconductor Corp. (b) (l)                                                                3              57
  Zoran Corp. (b)                                                                                     9             201
                                                                                                                 12,932
Software - 2.4%
  Actuate Corp. (b)                                                                                   8              35
  Advent Software Inc. (b)                                                                            4             114
  Allscripts Healthcare Solutions Inc. (b) (l)                                                        8             150
  Altiris Inc. (b)                                                                                    4              96
  American Reprographics Co. (b)                                                                      3             102
  AMICAS Inc. (b)                                                                                    11              50
  Ansys Inc. (b)                                                                                      7             357
  Aspen Technology Inc. (b) (l)                                                                       9             113
  Atari Inc. (b)                                                                                      8               5
  Blackbaud Inc.                                                                                      2              42
  Blackboard Inc. (b) (l)                                                                             4             108
  Borland Software Corp. (b)                                                                         15              84
  Bottomline Technologies Inc. (b)                                                                    3              41
  Computer Programs & Systems Inc.                                                                    1              70
  Concur Technologies Inc. (b)                                                                        7             126
  Dendrite International Inc. (b)                                                                     8             110
  Digi International Inc. (b)                                                                         5              56
  Eclipsys Corp. (b)                                                                                  8             190
  Emageon Inc. (b)                                                                                    4              60
  Embarcado Technologies Inc. (b)                                                                     3              20
  Epicor Software Corp. (b)                                                                          10             136
  EPIQ Systems Inc. (b)                                                                               3              52
  Informatica Corp. (b)                                                                              18             282
  InPhonic Inc. (b) (l)                                                                               3              24
  Inter-Tel Inc.                                                                                      5             102
  Intervideo Inc. (b)                                                                                 1              15
  JDA Software Group Inc. (b)                                                                         5              76
  Keane Inc. (b)                                                                                      9             139
  Lawson Software Inc. (b)                                                                           12              91
  Majesco Entertainment Co. (b) (l)                                                                   1               2
  Mantech International Corp. - Class A (b)                                                           3              99
  Mapinfo Corp. (b)                                                                                   4              53
  MicroStrategy Inc. - Class A (b)                                                                    3             293
  Midway Games Inc. (b) (l)                                                                           5              44
  MRO Software Inc. (b)                                                                               4              72
  NetIQ Corp. (b)                                                                                    10             112
  Nuance Communications Inc. (b)                                                                     27             317
  Open Solutions Inc. (b)                                                                             4             102
  Opnet Technologies Inc. (b)                                                                         2              19
  Opsware Inc. (b)                                                                                   16             136
  Packeteer Inc. (b)                                                                                  7              79
  Parametric Technology Corp. (b)                                                                    22             360
  PDF Solutions Inc. (b)                                                                              4              79
  Per-Se Technologies Inc. (b) (l)                                                                    6             161
  Phase Forward Inc. (b)                                                                              5              52
  Phoenix Technologies Ltd. (b)                                                                       6              41
  Progress Software Corp. (b)                                                                         8             228
  QAD Inc.                                                                                            2              14
  Quality Systems Inc. (b) (l)                                                                        3              93
  Quest Software Inc. (b)                                                                            13             221
  Renaissance Learning Inc. (l)                                                                       2              28
  Seachange International Inc. (b)                                                                    6              46
  SPSS Inc. (b)                                                                                       4             121
  SSA Global Technologies Inc. (b)                                                                    2              25
  Stellent Inc. (b)                                                                                   5              61
  SYNNEX Corp. (b)                                                                                    2              30
  THQ Inc. (b)                                                                                       13             326
  Transaction Systems Architects Inc. (b)                                                             8             246
  Ulticom Inc. (b)                                                                                    2              20
  Ultimate Software Group Inc. (b)                                                                    4             115
  VeriFone Holdings Inc. (b)                                                                          5             156
  Verint Systems Inc. (b)                                                                             3              97
  Wind River Systems Inc. (b)                                                                        14             178
  Witness Systems Inc. (b)                                                                            6             158
                                                                                                                  7,030
Storage/Warehousing - 0.1%
  Mobile Mini Inc. (b)                                                                                6             175


Telecommunications - 1.2%
  Alaska Communications Systems Group Inc.                                                            3              30
  Broadwing Corp. (b)                                                                                14             208
  Cbeyond Communications Inc. (b)                                                                     2              40
  Cincinnati Bell Inc. (b)                                                                           50             224
  Commonwealth Telephone Enterprises Inc.                                                             4             139
  Consolidated Communications Holdings Inc.                                                           3              55
  CT Communications Inc.                                                                              3              44
  Fairpoint Communications Inc.                                                                       5              68
  General Communication Inc. - Class A (b)                                                           11             132
  GlobeTel Communications Corp. (b) (l)                                                              17              41
  Golden Telecom Inc. (l)                                                                             4             124
  Hungarian Telephone & Cable (b) (l)                                                                 1              11
  IDT Corp. - Class B (b)                                                                            11             123
  Intrado Inc. (b)                                                                                    3              85
  Iowa Telecommunicatoins Services Inc. (l)                                                           5              94
  Level 3 Communications Inc. (b) (l)                                                               164             851
  Mastec Inc. (b)                                                                                     7             105
  NeuStar Inc. - Class A (b)                                                                          5             143
  Premiere Global Services Inc. (b)                                                                  14             114
  RCN Corp. (b) (l)                                                                                   5             119
  Shenandoah Telecom Co.                                                                              1              56
  SureWest Communications (l)                                                                         3              69
  Talk America Holdings Inc. (b)                                                                      7              57
  Telkonet Inc. (b) (l)                                                                               6              26
  Time Warner Telecom Inc. - Class A (b) (l)                                                         11             193
  USA Mobility Inc. (b)                                                                               6             162
  Valor Communications Group Inc. (l)                                                                 5              70
                                                                                                                  3,383
Telecommunications Equipment - 2.4%
  3Com Corp. (b)                                                                                     78             398
  Adaptec Inc. (b)                                                                                   23             126
  Adtran Inc.                                                                                        13             340
  Aeroflex Inc. (b)                                                                                  14             196
  Anaren Inc. (b)                                                                                     3              65
  Anixter International Inc.                                                                          6             305
  Applied Signal Technology Inc.                                                                      3              51
  Arris Group Inc. (b)                                                                               21             289
  Atheros Communications Inc. (b)                                                                     7             191
  Black Box Corp.                                                                                     3             164
  C-COR Inc. (b)                                                                                      9              81
  Ciena Corp. (b)                                                                                   118             616
  CommScope Inc. (b)                                                                                 11             312
  Comtech Telecommunications Corp. (b)                                                                5             135
  Ditech Communications Corp. (b)                                                                     7              72
  Essex Corp. (b)                                                                                     4              83
  Extreme Networks (b)                                                                               24             120
  Finisar Corp. (b)                                                                                  46             230
  Foundry Networks Inc. (b)                                                                          25             461
  Harmonic Inc. (b)                                                                                  14              90
  Hypercom Corp. (b)                                                                                 10              96
  Ixia (b)                                                                                            7              98
  MRV Communications Inc. (b) (l)                                                                    19              78
  Netgear Inc. (b) (l)                                                                                6             115
  Newport Corp. (b)                                                                                   7             136
  North Pittsburgh Systems Inc.                                                                       3              79
  Oplink Communications Inc. (b)                                                                      4              63
  Optical Communication Products Inc. (b)                                                             2               8
  Plantronics Inc. (l)                                                                               10             353
  Polycom Inc. (b)                                                                                   20             429
  SafeNet Inc. (b)                                                                                    5             140
  Sonus Networks Inc. (b) (l)                                                                        50             274
  Sycamore Networks Inc. (b)                                                                         36             168
  Symmetricom Inc. (b)                                                                                8              72
  Tekelec (b) (l)                                                                                    11             159
  Terayon Communication Systems Inc. (b) (l)                                                         13              23
  Utstarcom Inc. (b) (l)                                                                             21             134
  Westell Technologies Inc. (b)                                                                       9              38
  Zhone Technologies Inc. (b)                                                                        25              67
                                                                                                                  6,855
Textiles - 0.1%
  Angelica Corp.                                                                                      2              31
  Dixie Group Inc. (b)                                                                                2              26
  G&K Services Inc. - Class A                                                                         4             157
  Innovo Group Inc. (b) (l)                                                                           2               1
  Unifirst Corp.                                                                                      2              69
                                                                                                                    284
Tobacco - 0.1%
  Alliance One International Inc.                                                                    19              92
  Universal Corp.                                                                                     5             190
  Vector Group Ltd. (l)                                                                               6             121
                                                                                                                    403
Toys & Hobbies - 0.1%
  Jakks Pacific Inc. (b) (l)                                                                          5             141
  Leapfrog Enterprises Inc. (b) (l)                                                                   6              66
  RC2 Corp. (b)                                                                                       3             137
  Topps Co. Inc.                                                                                      6              57
                                                                                                                    401
Transportation - 1.7%
  ABX Air Inc. (b)                                                                                   13              88
  Amerco Inc. (b)                                                                                     2             206
  Arkansas Best Corp. (l)                                                                             5             203
  Bristow Group Inc. (b)                                                                              5             153
  Covenant Transport Inc. (b)                                                                         1              19
  Dynamex Inc. (b)                                                                                    2              47
  EGL Inc. (b)                                                                                        8             352
  Florida East Coast Industries - Class A                                                             6             345
  Forward Air Corp.                                                                                   7             253
  Frozen Food Express Industries (b)                                                                  3              27
  GATX Corp.                                                                                          9             361
  Genesee & Wyoming Inc. - Class A (b)                                                                7             225
  Greenbrier Cos. Inc.                                                                                1              52
  Gulfmark Offshore Inc. (b)                                                                          3              80
  Heartland Express Inc.                                                                              9             204
  Horizon Lines Inc. - Class A (l)                                                                    4              49
  HUB Group Inc. - Class A (b)                                                                        4             188
  Interpool Inc.                                                                                      1              27
  Kansas City Southern (b) (l)                                                                       16             400
  Kirby Corp. (b)                                                                                     4             298
  Knight Transportation Inc. (l)                                                                     11             224
  Maritrans Inc. (l)                                                                                  2              59
  Marten Transport Ltd. (b)                                                                           3              57
  Old Dominion Freight Line (b)                                                                       5             146
  Pacer International Inc.                                                                            8             251
  PAM Transportation Services (b) (l)                                                                 1              23
  RailAmerica Inc. (b)                                                                                7              77
  SCS Transportation Inc. (b)                                                                         3             100
  SIRVA Inc. (b)                                                                                      4              37
  TAL International Group Inc. (b)                                                                    3              62
  Universal Truckload Services Inc. (b)                                                               1              23
  US Xpress Enterprises Inc. (b)                                                                      2              40
  USA Truck Inc. (b)                                                                                  1              34
  Werner Enterprises Inc. (l)                                                                        11             198
                                                                                                                  4,908
Water - 0.2%
  American States Water Co.                                                                           3             123
  California Water Service Group                                                                      4             165
  Connecticut Water Services Inc.                                                                     1              35
  Middlesex Water Co. (l)                                                                             2              36
  Pico Holdings Inc. (b)                                                                              1              48
  SJW Corp. (l)                                                                                       3              89
  Southwest Water Co. (l)                                                                             4              66
                                                                                                                    562
Wireless Telecommunications - 0.8%
  Airspan Networks Inc. (b)                                                                           9              63
  Centennial Communications Corp. (b)                                                                 4              32
  Dobson Communications Corp. (b) (l)                                                                28             223
  EndWave Corp. (b) (l)                                                                               1              17
  Glenayre Technologies Inc. (b)                                                                     15              80
  Interdigital Communications Corp. (b) (l)                                                          11             268
  Novatel Wireless Inc. (b) (l)                                                                       6              58
  Powerwave Technologies Inc. (b)                                                                    23             306
  Price Communications Corp. (b)                                                                      9             151
  RF Micro Devices Inc. (b)                                                                          38             326
  SBA Communications Corp. (b)                                                                       18             413
  Spectralink Corp.                                                                                   4              54
  Syniverse Holdings Inc. (b)                                                                         4              59
  Ubiquitel Inc. (b)                                                                                 15             156
  Viasat Inc. (b)                                                                                     4             118
  Wireless Facilities Inc. (b)                                                                       10              39
                                                                                                                  2,363

  Total Common Stocks (cost $216,224)                                                                           275,792

Short Term Investments - 22.8%
Money Market Funds - 4.0%
  JNL Money Market Fund, 4.62% (a) (n)                                                           11,707          11,707


Securities Lending Collateral - 18.6%
  Mellon GSL Delaware Business Trust Collateral Fund (n)                                         53,752          53,752


U.S. Treasury Securities - 0.2%
  United States Treasury Bill, 4.53%, 06/08/06 (m)                                                 $445             442

  Total Short Term Investments (cost $65,901)                                                                    65,901

Total Investments - 118.2% (cost $282,125)                                                                      341,693

Other Assets and Liabilities, Net -  (18.2%)                                                                   (52,595)

Total Net Assets - 100%                                                                                        $289,098

JNL/Oppenheimer Global Growth Fund
Common Stocks - 97.8%
Advertising - 0.7%
  JC Decaux SA (b)                                                                                   39          $1,066
  WPP Group Plc                                                                                      86           1,037
                                                                                                                  2,103
Aerospace & Defense - 4.0%
  Boeing Co.                                                                                         26           2,050
  Empresa Brasileira de Aeronautica SA - ADR (l)                                                     76           2,786
  European Aeronautic Defence & Space Co. NV                                                         83           3,494
  Lockheed Martin Corp.                                                                              21           1,600
  Northrop Grumman Corp. (l)                                                                         23           1,598
  Raytheon Co.                                                                                       46           2,113
                                                                                                                 13,641
Apparel - 0.8%
  Burberry Group Plc                                                                                125           1,003
  Coach Inc. (b)                                                                                     46           1,604
                                                                                                                  2,607
Auto Manufacturers - 2.3%
  Bayerische Motoren Werke AG                                                                        51           2,836
  Porsche AG                                                                                          2           1,739
  Toyota Motor Corp.                                                                                 53           2,884
                                                                                                                  7,459
Banks - 6.8%
  Anglo Irish Bank Corp. Plc                                                                         82           1,353
  Credit Suisse Group                                                                                68           3,804
  HSBC Holdings Plc (l)                                                                             184           3,087
  ICICI Bank Ltd. - ADR                                                                              40           1,114
  Northern Trust Corp.                                                                               55           2,893
  Resona Holdings Inc. (b)                                                                            -           1,559
  Royal Bank of Scotland Group Plc                                                                  145           4,710
  Societe Generale - Class A                                                                         22           3,369
                                                                                                                 21,889
Beverages - 1.7%
  Cia de Bebidas das Americas - ADR (l)                                                              44           1,885
  Diageo Plc                                                                                         21             325
  Fomento Economico Mexicano SA de CV                                                               225           2,071
  Grupo Modelo SA                                                                                   316           1,154
                                                                                                                  5,435
Biotechnology - 1.7%
  Affymetrix Inc. (b) (l)                                                                            31           1,004
  Amgen Inc. (b)                                                                                     36           2,612
  Genentech Inc. (b) (l)                                                                             18           1,504
  Nektar Therapeutics (b) (l)                                                                        10             204
                                                                                                                  5,324
Chemicals - 0.2%
  Syngenta AG (b)                                                                                     4             615


Commercial Services - 0.6%
  Cendant Corp.                                                                                     104           1,796
  Nektar Therapeutics (b) (p)                                                                        11             181
                                                                                                                  1,977
Computers - 0.7%
  International Business Machines Corp.                                                              27           2,196


Cosmetics & Personal Care - 1.6%
  Avon Products Inc.                                                                                 47           1,468
  Kao Corp.                                                                                          43           1,133
  Proctor & Gamble Co.                                                                               20           1,180
  Shiseido Co. Ltd.                                                                                  79           1,470
                                                                                                                  5,251
Data Processing - 0.8%
  Automatic Data Processing Inc.                                                                     43           1,969
  First Data Corp.                                                                                   10             464
                                                                                                                  2,433
Diversified Financial Services - 3.3%
  American Express Co.                                                                               35           1,823
  Citigroup Inc.                                                                                     16             765
  Credit Saison Co. Ltd.                                                                             38           2,085
  JPMorgan Chase & Co.                                                                               60           2,514
  Morgan Stanley                                                                                     56           3,493
                                                                                                                 10,680
E - Commerce - 1.6%
  Amazon.Com Inc. (b) (l)                                                                            22             800
  eBay Inc. (b)                                                                                     109           4,258
                                                                                                                  5,058
Electric - 0.9%
  Energias de Portugal SA                                                                           283           1,109
  Fortum Oyj                                                                                         71           1,796
                                                                                                                  2,905
Electrical Components & Equipment - 0.6%
  Emerson Electric Co.                                                                               25           2,091


Electronics - 3.7%
  Fanuc Ltd.                                                                                         10             943
  Hoya Corp.                                                                                         53           2,135
  Keyence Corp.                                                                                       7           1,736
  Koninklijke Philips Electronics NV                                                                109           3,687
  Kyocera Corp.                                                                                      10             841
  Murata Manufacturing Co. Ltd.                                                                      40           2,675
                                                                                                                 12,017
Engineering & Construction - 0.2%
  JGC Corp.                                                                                          39             767


Entertainment - 0.7%
  International Game Technology                                                                      60           2,103


Food - 1.5%
  Cadbury Schweppes Plc                                                                             319           3,173
  Tesco Plc                                                                                         269           1,542
                                                                                                                  4,715
Gas - 0.5%
  Hong Kong & China Gas                                                                             640           1,548


Hand & Machine Tools - 0.3%
  Nidec Corp.                                                                                        13           1,083


Healthcare Products - 2.5%
  Biomet Inc.                                                                                        52           1,854
  Boston Scientific Corp. (b) (l)                                                                   106           2,441
  Guidant Corp.                                                                                       2             156
  Johnson & Johnson                                                                                  13             788
  Medtronic Inc.                                                                                     18             888
  Smith & Nephew Plc                                                                                211           1,876
                                                                                                                  8,003
Healthcare Services - 0.7%
  Quest Diagnostics Inc.                                                                             43           2,226


Holding Companies - Diversified - 2.0%
  Berkshire Hathaway Inc. (b)                                                                         1           1,717
  Hutchison Whampoa Ltd.                                                                            111           1,018
  LVMH Moet Hennessy Louis Vuitton SA                                                                38           3,742
                                                                                                                  6,477
Home Furnishings - 1.3%
  Sony Corp.                                                                                         89           4,130


Household Products - 2.6%
  Hindustan Lever Ltd.                                                                              445           2,720
  Reckitt Benckiser Plc                                                                             160           5,644
                                                                                                                  8,364
Insurance - 2.9%
  ACE Ltd.                                                                                           36           1,884
  Allianz AG                                                                                         22           3,617
  Everest Re Group Ltd.                                                                              10             943
  Manulife Financial Corp. (l)                                                                       27           1,667
  XL Capital Ltd. - Class A                                                                          17           1,096
                                                                                                                  9,207
Internet - 0.2%
  Yahoo! Inc. (b)                                                                                    23             755


Investment Companies - 0.6%
  Investor AB - Class B (l)                                                                          66           1,197
  Macquarie Airports                                                                                363             875
                                                                                                                  2,072
Leisure Time - 0.9%
  Carnival Corp.                                                                                     62           2,927


Manufacturing - 2.1%
  3M Corp.                                                                                           42           3,171
  Siemens AG                                                                                         37           3,456
                                                                                                                  6,627
Media - 4.0%
  Grupo Televisa SA - ADR                                                                           136           2,698
  Pearson Plc                                                                                       134           1,856
  Singapore Press Holdings Ltd.                                                                     466           1,298
  Sirius Satellite Radio Inc. (b) (l)                                                               532           2,703
  Walt Disney Co.                                                                                    70           1,963
  ZEE Telefilms Ltd.                                                                                434           2,328
                                                                                                                 12,846
Office & Business Equipment - 0.3%
  Canon Inc.                                                                                         17           1,092


Oil & Gas - 6.2%
  BP Plc - ADR                                                                                       41           2,794
  Burlington Resources Inc.                                                                          28           2,537
  Chevron Corp.                                                                                      33           1,885
  GlobalSantaFe Corp.                                                                                51           3,123
  Husky Energy Inc.                                                                                  62           3,763
  Neste Oil Oyj                                                                                       8             275
  Total SA                                                                                            5           1,398
  Transocean Inc. (b)                                                                                52           4,152
                                                                                                                 19,927
Oil & Gas Services - 1.2%
  Technip SA                                                                                         55           3,737


Pharmaceuticals - 7.9%
  Atherogenics Inc. (b) (l)                                                                          12             199
  Chugai Pharmaceutical Co. Ltd.                                                                     60           1,087
  Conor Medsystems Inc. (b)                                                                          19             562
  Express Scripts Inc. (b)                                                                           17           1,494
  Gilead Sciences Inc. (b)                                                                           43           2,669
  ImClone Systems Inc. (b) (l)                                                                       18             616
  Novartis AG                                                                                        32           1,759
  Novo-Nordisk A/S - Class B                                                                         13             809
  Nuvelo Inc. (b)                                                                                     8             143
  Pfizer Inc.                                                                                        52           1,304
  Roche Holding AG                                                                                   25           3,655
  Sanofi-Aventis                                                                                     55           5,197
  Shionogi & Co. Ltd.                                                                               150           2,461
  Takeda Pharmaceutical Co. Ltd.                                                                     26           1,505
  Theravance Inc. (b)                                                                                25             701
  Wyeth                                                                                              29           1,402
                                                                                                                 25,563
Retail - 4.5%
  Bulgari SpA                                                                                        42             499
  GUS Plc                                                                                            54             987
  Hennes & Mauritz AB - Class B                                                                     135           4,926
  Inditex SA                                                                                         62           2,374
  Starbucks Corp. (b)                                                                                47           1,750
  Tiffany & Co.                                                                                      19             706
  Wal-Mart Stores Inc.                                                                               68           3,222
                                                                                                                 14,464
Semiconductors - 5.0%
  Advanced Micro Devices Inc. (b)                                                                   186           6,171
  Altera Corp. (b)                                                                                   68           1,406
  Cree Inc. (b) (l)                                                                                  55           1,791
  International Rectifier Corp. (b) (l)                                                              41           1,690
  Samsung Electronics Co. Ltd.                                                                        5           3,172
  Taiwan Semiconductor Manufacturing Co. Ltd. - ADR                                                 192           1,929
                                                                                                                 16,159
Shipbuilding - 0.5%
  Hyundai Heavy Industries                                                                           18           1,607


Software - 6.0%
  Adobe Systems Inc. (b)                                                                             50           1,732
  Infosys Technologies Ltd.                                                                          57           3,816
  Intuit Inc. (b) (l)                                                                                49           2,617
  Microsoft Corp.                                                                                   162           4,400
  Novell Inc. (b)                                                                                   211           1,617
  SAP AG                                                                                             16           3,565
  Square Enix Co. Ltd.                                                                               57           1,472
                                                                                                                 19,219
Telecommunications - 1.0%
  KDDI Corp.                                                                                          1           3,190


Telecommunications Equipment - 2.4%
  Cisco Systems Inc. (b)                                                                             88           1,896
  Corning Inc. (b)                                                                                  140           3,759
  Juniper Networks Inc. (b)                                                                          51             973
  Tandberg ASA                                                                                      111           1,004
                                                                                                                  7,632
Tobacco - 0.2%
  Altria Group Inc.                                                                                  10             737


Toys & Hobbies - 0.4%
  Nintendo Co. Ltd.                                                                                   9           1,301


Venture Capital - 0.5%
  3i Group Plc                                                                                       89           1,451


Wireless Telecommunications - 6.7%
  Qualcomm Inc.                                                                                      55           2,784
  SK Telecom Co. Ltd. - ADR                                                                         124           2,916
  Telefonaktiebolaget LM Ericsson - Class B (b)                                                   2,364           8,983
  Vodafone Group Plc                                                                              3,322           6,955
                                                                                                                 21,638

  Total Common Stocks (cost $238,189)                                                                           315,248

Short Term Investments - 29.1%
Money Market Funds - 1.9%
  JNL Money Market Fund, 4.62% (a) (n)                                                            6,267           6,267


Securities Lending Collateral - 27.2%
  Mellon GSL Delaware Business Trust Collateral Fund                                             87,569          87,569

  Total Short Term Investments (cost $93,836)                                                                    93,836

Total Investments - 126.9% (cost $332,025)                                                                      409,084

Other Assets and Liabilities, Net -  (26.9%)                                                                   (86,842)

Total Net Assets - 100%                                                                                        $322,242

JNL/Oppenheimer Growth Fund
Common Stocks - 98.0%
Aerospace & Defense - 0.7%
  General Dynamics Corp.                                                                              3            $218


Agriculture - 2.1%
  Monsanto Co.                                                                                        8             661


Apparel - 2.4%
  Nike Inc. - Class B                                                                                 4             366
  Polo Ralph Lauren Corp.                                                                             7             400
                                                                                                                    766
Auto Manufacturers - 1.1%
  Oshkosh Truck Corp.                                                                                 6             349


Auto Parts & Equipment - 1.2%
  Autoliv Inc.                                                                                        7             385


Beverages - 1.4%
  PepsiCo Inc.                                                                                        8             462


Biotechnology - 6.2%
  Amgen Inc. (b)                                                                                      9             618
  Genentech Inc. (b)                                                                                  6             524
  Genzyme Corp. (b)                                                                                   6             383
  Medimmune Inc. (b)                                                                                  7             241
  PDL BioPharma Inc. (b)                                                                              7             216
                                                                                                                  1,982
Commercial Services - 0.2%
  Equifax Inc.                                                                                        2              78


Computers - 6.7%
  Apple Computer Inc. (b)                                                                            11             659
  Cognizant Technology Solutions Corp. (b)                                                            7             399
  EMC Corp. (b)                                                                                      78           1,060
  Network Appliance Inc. (b)                                                                          1              32
                                                                                                                  2,150
Cosmetics & Personal Care - 3.2%
  Colgate-Palmolive Co.                                                                               8             434
  Proctor & Gamble Co.                                                                               10             581
                                                                                                                  1,015
Data Processing - 0.8%
  NAVTEQ Corp. (b)                                                                                    5             268


Diversified Financial Services - 3.5%
  Chicago Mercantile Exchange Holdings Inc.                                                           -              90
  Goldman Sachs Group Inc.                                                                            2             345
  Legg Mason Inc.                                                                                     4             439
  TD Ameritrade Holding Corp. (b)                                                                    13             260
                                                                                                                  1,134
Diversified Machinery - 0.9%
  Rockwell Automation Inc.                                                                            4             302


E - Commerce - 1.9%
  eBay Inc. (b)                                                                                      15             594


Healthcare Products - 7.2%
  Alcon Inc.                                                                                          5             532
  CR Bard Inc.                                                                                        4             237
  Gen-Probe Inc. (b)                                                                                  4             232
  Medtronic Inc.                                                                                     11             538
  Varian Medical Systems Inc. (b)                                                                    14             763
                                                                                                                  2,302
Home Furnishings - 0.9%
  Harman International Industries Inc.                                                                3             289


Insurance - 5.0%
  Aflac Inc.                                                                                          6             275
  American International Group Inc.                                                                  16           1,044
  Marsh & McLennan Cos. Inc.                                                                         10             294
                                                                                                                  1,613
Internet - 5.3%
  aQuantive Inc. (b)                                                                                  2              45
  F5 Networks Inc. (b)                                                                                3             225
  Google Inc. - Class A (b)                                                                           2             663
  Verisign Inc. (b)                                                                                  10             228
  Yahoo! Inc. (b)                                                                                    16             528
                                                                                                                  1,689
Leisure Time - 0.6%
  Carnival Corp.                                                                                      4             189


Lodging - 0.5%
  Las Vegas Sands Corp. (b)                                                                           3             159


Media - 1.0%
  Comcast Corp. - Class A (b) (l)                                                                    12             309


Oil & Gas - 3.8%
  Amerada Hess Corp.                                                                                  2             299
  Apache Corp.                                                                                        4             269
  Transocean Inc. (b)                                                                                 5             434
  XTO Energy Inc.                                                                                     5             222
                                                                                                                  1,224
Oil & Gas Services - 2.7%
  Halliburton Co.                                                                                     6             467
  National Oilwell Varco Inc. (b)                                                                     6             398
                                                                                                                    865
Pharmaceuticals - 2.5%
  Gilead Sciences Inc. (b)                                                                            5             305
  Novartis AG - ADR                                                                                   9             505
                                                                                                                    810
Retail - 10.0%
  Chico's FAS Inc. (b) (l)                                                                            8             317
  Kohl's Corp. (b)                                                                                    5             260
  Lowe's Cos. Inc.                                                                                    5             303
  Staples Inc.                                                                                       33             845
  Starbucks Corp. (b)                                                                                11             410
  Target Corp.                                                                                        9             452
  Urban Outfitters Inc. (b)                                                                          11             277
  Williams-Sonoma Inc. (b)                                                                            8             339
                                                                                                                  3,203
Semiconductors - 4.9%
  Applied Materials Inc.                                                                             20             347
  Broadcom Corp. - Class A (b)                                                                       16             673
  International Rectifier Corp. (b) (l)                                                               6             257
  Maxim Integrated Products Inc.                                                                      8             301
                                                                                                                  1,578
Software - 8.2%
  Adobe Systems Inc. (b)                                                                             11             367
  Autodesk Inc. (b)                                                                                   8             297
  Electronic Arts Inc. (b)                                                                            2              82
  Microsoft Corp.                                                                                    53           1,442
  SAP AG - ADR                                                                                        8             429
                                                                                                                  2,617
Telecommunications - 2.5%
  Amdocs Ltd. (b)                                                                                     5             184
  NeuStar Inc. - Class A (b)                                                                          9             276
  Sprint Nextel Corp. (l)                                                                            13             346
                                                                                                                    806
Telecommunications Equipment - 6.7%
  Cisco Systems Inc. (b)                                                                             54           1,159
  Corning Inc. (b)                                                                                   36             969
                                                                                                                  2,128
Transportation - 1.0%
  UTI Worldwide Inc.                                                                                 10             313


Wireless Telecommunications - 2.9%
  Motorola Inc.                                                                                      22             513
  Qualcomm Inc.                                                                                       8             425
                                                                                                                    938

  Total Common Stocks (cost $27,074)                                                                             31,396

Options - 0.1%
  Broadcom Corp. - Class A Put Option, Expiration 05/20/06, Strike Price $47.50                       -              18
  Corning Inc. Put Option, Expiration 05/20/06, Strike Price $20.00                                   -               2
  Varian Medical Systems Inc. Put Option, Expiration 05/20/06, Strike Price $50.00                    -               2

  Total Options (cost $73)                                                                                           22

Short Term Investments - 4.8%
Money Market Funds - 1.9%
  JNL Money Market Fund, 4.62% (a) (n)                                                              594             594


Securities Lending Collateral - 2.9%
  Mellon GSL Delaware Business Trust Collateral Fund                                                931             931

  Total Short Term Investments (cost $1,525)                                                                      1,525

Total Investments - 102.9% (cost $28,672)                                                                        32,943

Other Assets and Liabilities, Net -  (2.9%)                                                                       (943)

Total Net Assets - 100%                                                                                         $32,000

JNL/PIMCO Total Return Bond Fund
Preferred Stocks - 0.4%
Banks - 0.4%
  DG Funding Trust, 7.21% (e)                                                                         -          $2,106

  Total Preferred Stocks (cost $2,097)                                                                            2,106

Options - 0.0%
  Eurodollar Future Put Option, Expiration March 2007, Strike Price $92.00 EUR                        -               1
  Eurodollar Future Put Option, Expiration March 2007, Strike Price $92.25 EUR                        -               -
  Eurodollar Future Put Option, Expiration June 2006, Strike Price $93.00 EUR                         -               1
  Eurodollar Future Put Option, Expiration June 2006, Strike Price $94.00 EUR                         -               1
  Eurodollar Future Put Option, Expiration September 2006, Strike Price $92.75 EUR                    -               1
  Eurodollar Future Put Option, Expiration September 2006, Strike Price $92.50 EUR                    -               1
  Eurodollar Future Put Option, Expiration December 2006, Strike Price $92.50 EUR                     -               1
  Eurodollar Future Put Option, Expiration December 2006, Strike Price $92.25 EUR                     -               1
  Eurodollar Future Put Option, Expiration December 2006, Strike Price $92.00 EUR                     -               3
  Call Swaption, 3 month LIBOR versus, 4.25% fixed, Expiration October 2006                           -               1
Call Swaption, 3 month LIBOR versus, 4.50% fixed, Expiration October 2006                             -               5
  Call Swaption, 3 month LIBOR versus, 4.50% fixed, Expiration August 2006                            -               1
  Call Swaption, 3 month LIBOR versus, 4.75% fixed, Expiration August 2006                            -               2
  Call Swaption, 3 month LIBOR versus, 4.80% fixed, Expiration December 2006                          -              27
  Call Swaption, 3 month LIBOR versus, 5.00% fixed, Expiration March 2007                             -              73
  Call Swaption, 3 month LIBOR versus, 5.00% fixed, Expiration March 2007                             -              31
  Call Swaption, 3 month LIBOR versus, 4.50% fixed, Expiration October 2006                           -               3
  Call Swaption, 3 month LIBOR versus, 4.50% fixed, Expiration October 2007                           -               2
  Japanese Yen Put Option, Strike Price $115.00, Expiration May 2006                                  1               6
  Japanese Yen Put Option, Strike Price $115.00, Expiration May 2006                                  2              15

  Total Options (cost $603)                                                                                         176

Corporate Bonds - 11.7%
Asset Backed Securities - 1.6%
  Citigroup Mortgage Loan Trust Inc., 4.70%, 12/25/35 (g)                                          $392             386
  Countrywide Home Loan Mortgage Pass Through Trust, 5.25%, 02/20/36 (g)                            481             475
  CS First Boston Mortgage Securities Corp., 4.88%, 03/25/32 (e) (g)                                194             195
  GE Capital Commercial Mortgage Corp., 4.23%, 12/10/37                                           4,319           4,198
  Structured Asset Investment Loan Trust, 4.91%, 07/25/35 (g)                                     2,020           2,020
  Wells Fargo Mortgage Backed Securities Trust, 4.95%, 03/25/36                                   1,885           1,867
                                                                                                                  9,141
Auto Manufacturers - 0.1%
  DaimlerChrysler NA Holding Corp., 5.38%, 05/24/06 (g)                                             900             900


Banks - 1.9%
  Banque Cent De Tunisie, 7.50%, 08/06/09 EUR (e)                                                   300             403
  Barclays Bank Plc, 4.76%, 01/29/07 (g)                                                          5,900           5,901
  BNP Paribas, 5.19%, 06/29/49 (e) (l)                                                            1,500           1,407
  China Development Bank, 5.00%, 10/15/15                                                           200             190
  HBOS Plc, 5.92%, 09/29/49 (e) (l)                                                                 200             193
  Resona Bank Ltd., 5.85%, 09/29/49 (e)                                                             300             291
  Royal Bank of Scotland Plc, 4.66%, 07/21/08 (e) (g)                                             1,300           1,300
  Sumitomo Mitsui Banking Corp., 5.63%, 07/29/49 (e)                                              1,500           1,455
  USB Capital IX, 6.19%, 03/29/49                                                                   200             198
                                                                                                                 11,338
Comercial Mortgage Backed Securities - 0.5%
  CS First Boston Mortgage Securities Corp., 4.97%, 11/15/19 (e) (g)                              2,071           2,071
  Fremont Home Loan Trust, 4.91%, 01/25/36 (g)                                                    1,102           1,103
                                                                                                                  3,174
Diversified Financial Services - 2.1%
  American General Finance Corp., 4.98%, 03/23/07 (g)                                               300             300
  Atlantic & Western Re Ltd., 10.52%, 01/09/07 (e) (g)                                              250             248
  Citigroup Global Markets Holdings Inc., 4.89%, 03/07/08 (g)                                     1,700           1,700
  Citigroup Inc., 5.00%, 12/26/08 (g)                                                             1,100           1,100
  Ford Motor Credit Co., 5.80%, 01/12/09                                                          4,100           3,744
  General Electric Capital Corp., 4.75%, 01/08/16 (g)                                               200             200
  General Motors Acceptance Corp., 5.65%, 05/18/06 (g)                                            1,600           1,597
  General Motors Acceptance Corp., 5.62%, 03/20/07 (g)                                              300             294
  HSBC Finance Corp, 5.04%, 09/15/08 (g)                                                            600             602
  Morgan Stanley, 4.83%, 02/09/09 (g)                                                             2,900           2,902
                                                                                                                 12,687
Electronics - 0.0%
  Parker Hannifin Employee Stock Ownership Trust, 6.34%, 07/15/08 (e)                                69              69

Home Equity Asset Backed Securities - 0.2%
  AAA Trust, 4.92%, 11/26/35 (e) (g)                                                                561             562
  GSAMP Trust, 5.01%, 10/25/33 (g)                                                                  346             346
                                                                                                                    908
Insurance - 0.0%
  American International Group Inc., 5.05%, 10/01/15 (e)                                            200             191


Manufactured Housing Asset Backed Securities - 0.0%
  Mid-State Trust, 8.33%, 04/01/30                                                                   21              22


Oil & Gas - 0.2%
  Pemex Project Funding Master Trust, 5.75%, 12/15/15 (e)                                           500             479
  Ras Laffan LNG III, 5.84%, 09/30/27 (e)                                                           500             477
                                                                                                                    956
Oil & Gas Services - 0.0%
  Petroleum Export Ltd., 5.27%, 06/15/11 (e)                                                        197             192


Other Asset Backed Securities - 4.5%
  American Home Mortgage Investment Trust, 4.39%, 02/25/45 (g)                                    1,051           1,022
  Amortizing Residential Collateral Trust, 5.11%, 07/25/32 (g)                                       15              15
  Banc of America Funding Corp., 4.12%, 05/25/35 (g)                                              1,059           1,025
  Banc of America Mortgage Securities, 6.50%, 10/25/31                                              312             315
  Banc of America Mortgage Securities, 6.50%, 09/25/33                                              113             112
  Bear Stearns Adjustable Rate Mortgage Trust, 5.17%, 11/25/30 (g)                                   14              14
  Bear Stearns Adjustable Rate Mortgage Trust, 5.34%, 02/25/33                                      107             107
  Bear Stearns Adjustable Rate Mortgage Trust, 5.62%, 02/25/33                                       70              70
  Bear Stearns Adjustable Rate Mortgage Trust, 5.06%, 04/25/33                                      287             285
  Bear Stearns Adjustable Rate Mortgage Trust, 4.68%, 01/25/34                                      785             772
  Bear Stearns Adjustable Rate Mortgage Trust, 4.75%, 10/25/35 (g)                                4,834           4,761
  Bear Stearns Alt-A Trust, 5.42%, 05/25/35                                                       1,610           1,610
  Carrington Mortgage Loan Trust, 4.90%, 06/25/35 (g)                                               231             231
  Countrywide Home Loan Mortgage Pass Through Trust, 5.09%, 05/25/34 (g)                            455             453
  Credit-Based Asset Servicing and Securitization, 5.14%, 06/25/32 (g)                                8               8
  Equity One ABS Inc., 5.10%, 11/25/32 (g)                                                          220             220
  GSR Mortgage Loan Trust, 4.54%, 09/25/35 (g)                                                    4,834           4,723
  Impac CMB Trust, 5.07%, 04/25/34 (g)                                                              343             343
  Indymac ARM Trust, 6.59%, 01/25/32 (g)                                                              3               3
  Indymac Index Mortgage Loan Trust, 5.21%, 01/25/36                                              2,523           2,506
  Mellon Residential Funding Corp., 5.27%, 10/20/29 (g)                                             599             604
  Mellon Residential Funding Corp., 4.99%, 06/15/30 (g)                                           1,142           1,140
  Prime Mortgage Trust, 5.22%, 02/25/19 (g)                                                          62              62
  Prime Mortgage Trust, 5.22%, 02/25/34 (g)                                                         245             246
  Residential Asset Mortgage Products Inc., 5.07%, 02/25/34 (g)                                     627             628
  Sequoia Mortgage Trust, 5.13%, 10/19/26 (g)                                                       278             279
  Small Business Administration Participation Certificates, 5.13%, 09/01/23                          85              83
  Small Business Administration Participation Certificates, 5.52%, 06/01/24                       1,747           1,748
  Structured Asset Mortgage Investments Inc., 5.11%, 09/19/32 (g)                                   308             309
  Structured Asset Securities Corp., 6.07%, 02/25/32 (g)                                              7               7
  Structured Asset Securities Corp., 5.11%, 01/25/33 (g)                                             13              13
  Torrens Trust, 5.01%, 07/15/31 (e) (g)                                                             54              54
  Vendee Mortgage Trust, 6.50%, 09/15/24                                                          1,213           1,230
  Washington Mutual Inc., 5.13%, 10/25/32 (g)                                                        97              96
  Washington Mutual Inc., 5.02%, 08/25/42 (g)                                                     1,109           1,098
  Washington Mutual Inc., 5.11%, 10/25/45 (g)                                                       659             662
  Washington Mutual MSC Mortgage Pass-Through CTFS, 6.01%, 02/25/31 (g)                              78              78
                                                                                                                 26,932
Pipelines - 0.4%
  El Paso Corp., 8.05%, 10/15/30                                                                  1,000           1,028
  El Paso Corp., 7.80%, 08/01/31                                                                  1,500           1,508
                                                                                                                  2,536


Telecommunications - 0.2%
  Qwest Corp., 7.63%, 06/15/15                                                                      900             963
  Sprint Capital Corp., 6.00%, 01/15/07                                                             100             100
                                                                                                                  1,063

  Total Corporate Bonds (cost $69,585)                                                                           70,109

Government Securities - 65.2%
Other Asset Backed Securities - 0.0%
  Small Business Administration Participation Certificates, 7.45%, 08/01/10                          17              18
  Small Business Administration Participation Certificates, 6.29%, 01/01/21                          59              61
                                                                                                                     79
Sovereign - 11.6%
  Belgium Treasury Bill, 2.41%, 04/13/06                                                            200             242
  Belgium Treasury Bill, 2.06%, 07/13/06                                                          8,000           9,623
  Brazilian Government International Bond, 5.19%, 04/15/06 (g)                                       16              16
  Brazilian Government International Bond, 5.25%, 04/15/12 (g)                                      688             688
  Brazilian Government International Bond, 10.50%, 07/14/14                                         400             498
  Brazilian Government International Bond, 8.00%, 01/15/18                                        1,300           1,409
  Brazilian Government International Bond, 8.88%, 10/14/19                                          100             116
  Dutch Treasury Certificate, 2.47%, 05/31/06                                                     4,180           5,045
  Export-Import Bank of China, 4.88%, 07/21/15 (e)                                                  200             188
  France Treasury Bill, 2.38%, 04/06/06                                                           1,000           1,210
  France Treasury Bill, 2.41%, 05/04/06                                                           8,000           9,654
  France Treasury Bill, 2.52%, 05/24/06                                                           9,720          11,733
  France Treasury Bill, 2.59%, 06/15/06                                                           5,010           6,040
  France Treasury Bill, 2.50%, 07/20/06                                                             940           1,130
  German Treasury Bill, 2.47%, 05/17/06                                                           3,200           3,866
  German Treasury Bill, 2.52%, 06/14/06                                                             370             446
  German Treasury Bill, 2.55%, 07/12/06                                                           3,380           4,065
  German Treasury Bill, 2.70%, 08/16/06                                                           5,780           6,932
  German Treasury Bill, 2.77%, 09/13/06                                                             770             922
  Mexico Government International Bond Value Recovery Right, 06/30/06                             6,886              96
  Mexico Government International Bond Value Recovery Right, 06/30/07                             4,850             125
  Mexico Government International Bond, 8.38%, 01/14/11                                             100             111
  Mexico Government International Bond, 8.30%, 08/15/31                                           1,200           1,450
  Panama Government International Bond, 9.38%, 07/23/12                                             200             232
  Panama Government International Bond, 8.88%, 09/30/27                                             200             243
  Panama Government International Bond, 6.70%, 01/26/36                                             261             260
  Peru Government International Bond, 9.88%, 02/06/15                                               300             354
  Residual Funding - Strip, 5.70%, 10/15/20 (k)                                                     400             188
  Russia Government International Bond, 5.00%, 03/31/30 (h)                                       2,300           2,524
  South Africa Government International Bond, 9.13%, 05/19/09                                       100             110
                                                                                                                 69,516
Treasury Inflation Index Securities - 0.8%
  United States Treasury Inflation Index Bonds, 3.38%, 01/15/07                                     100             127
  United States Treasury Inflation Index Bonds, 2.38%, 01/15/25 (l)                               1,800           1,903
  United States Treasury Inflation Index Bonds, 2.00%, 01/15/26 (l)                               1,900           1,799
  United States Treasury Inflation Index Bonds, 3.63%, 04/15/28 (l)                                 800           1,206
                                                                                                                  5,035
U.S. Government Agencies - 52.8%
  Federal Home Loan Mortgage Corp., 6.00%, 03/01/16                                                  50              51
  Federal Home Loan Mortgage Corp., 6.00%, 03/01/16                                                  51              51
  Federal Home Loan Mortgage Corp., 6.00%, 03/01/16                                                  15              16
  Federal Home Loan Mortgage Corp., 6.00%, 08/01/16                                                  45              45
  Federal Home Loan Mortgage Corp., 5.00%, 11/01/18                                                 700             684
  Federal Home Loan Mortgage Corp., 7.00%, 05/15/23                                                 648             668
  Federal Home Loan Mortgage Corp., 5.57%, 07/01/27 (g)                                               3               4
  Federal Home Loan Mortgage Corp., 5.20%, 11/15/30 (g)                                              12              12
  Federal Home Loan Mortgage Corp., 7.50%, 03/01/32                                                 193             193
  Federal Home Loan Mortgage Corp., 6.00%, 10/01/32                                                 129             129
  Federal Home Loan Mortgage Corp., 6.00%, 10/01/32                                                 177             177
  Federal Home Loan Mortgage Corp., 6.00%, 03/01/33                                                 393             393
  Federal Home Loan Mortgage Corp., 6.00%, 08/01/33                                                 161             161
  Federal Home Loan Mortgage Corp., 4.50%, 03/15/34                                               6,783           5,203
  Federal Home Loan Mortgage Corp., 4.82%, 02/25/45 (g)                                             323             324
  Federal National Mortgage Association, 4.81%, 09/22/06 (g)                                      1,700           1,700
  Federal National Mortgage Association, 5.50%, 11/01/13                                             13              13
  Federal National Mortgage Association, 5.50%, 03/01/16                                            150             149
  Federal National Mortgage Association, 6.00%, 04/01/16                                             66              67
  Federal National Mortgage Association, 6.00%, 04/01/16                                             91              93
  Federal National Mortgage Association, 6.00%, 04/01/16                                             55              56
  Federal National Mortgage Association, 6.00%, 05/01/16                                             85              87
  Federal National Mortgage Association, 6.00%, 08/01/16                                             40              40
  Federal National Mortgage Association, 6.00%, 09/01/16                                             28              28
  Federal National Mortgage Association, 6.00%, 11/01/16                                             47              48
  Federal National Mortgage Association, 6.00%, 11/01/16                                             88              89
  Federal National Mortgage Association, 5.50%, 12/01/16                                             27              27
  Federal National Mortgage Association, 5.50%, 12/01/16                                            200             199
  Federal National Mortgage Association, 5.50%, 12/01/16                                             49              49
  Federal National Mortgage Association, 5.50%, 12/01/16                                             94              93
  Federal National Mortgage Association, 5.50%, 01/01/17                                             19              19
  Federal National Mortgage Association, 5.50%, 01/01/17                                             57              56
  Federal National Mortgage Association, 5.50%, 01/01/17                                             37              37
  Federal National Mortgage Association, 6.00%, 02/01/17                                              5               5
  Federal National Mortgage Association, 6.00%, 02/01/17                                             25              26
  Federal National Mortgage Association, 5.50%, 03/01/17                                            115             114
  Federal National Mortgage Association, 6.00%, 03/01/17                                             82              83
  Federal National Mortgage Association, 6.00%, 03/01/17                                             35              35
  Federal National Mortgage Association, 6.00%, 03/01/17                                             32              32
  Federal National Mortgage Association, 6.00%, 04/01/17                                             18              18
  Federal National Mortgage Association, 6.00%, 04/01/17                                              7               7
  Federal National Mortgage Association, 6.00%, 04/01/17                                             94              96
  Federal National Mortgage Association, 6.00%, 05/01/17                                             19              19
  Federal National Mortgage Association, 6.00%, 05/01/17                                             12              12
  Federal National Mortgage Association, 5.50%, 10/01/17                                             91              90
  Federal National Mortgage Association, 6.00%, 10/01/17                                             86              87
  Federal National Mortgage Association, 5.50%, 11/01/17                                              6               6
  Federal National Mortgage Association, 5.50%, 11/01/17                                             58              58
  Federal National Mortgage Association, 5.00%, 05/01/18                                             23              22
  Federal National Mortgage Association, 5.00%, 06/01/18                                            388             379
  Federal National Mortgage Association, 5.00%, 08/01/18                                          1,855           1,809
  Federal National Mortgage Association, 5.00%, 09/01/18                                            229             223
  Federal National Mortgage Association, 5.00%, 09/01/18                                            290             284
  Federal National Mortgage Association, 5.00%, 09/01/18                                            454             443
  Federal National Mortgage Association, 5.00%, 10/01/18                                            546             534
  Federal National Mortgage Association, 5.00%, 01/01/19                                            636             621
  Federal National Mortgage Association, 5.00%, 02/01/19                                            242             236
  Federal National Mortgage Association, 5.00%, 04/01/19                                            532             519
  Federal National Mortgage Association, 5.00%, 06/01/19                                          1,101           1,074
  Federal National Mortgage Association, 5.00%, 06/01/19                                            440             429
  Federal National Mortgage Association, 5.00%, 10/01/19                                            788             769
  Federal National Mortgage Association, 5.00%, 10/01/19                                          1,207           1,178
  Federal National Mortgage Association, 4.50%, 11/01/19                                            464             444
  Federal National Mortgage Association, 5.00%, 12/01/19                                            388             379
  Federal National Mortgage Association, 5.00%, 12/01/19                                          1,715           1,673
  Federal National Mortgage Association, 4.50%, 02/01/20                                            419             400
  Federal National Mortgage Association, 5.00%, 07/01/20                                            478             467
  Federal National Mortgage Association, 5.00%, 10/01/20                                            486             474
  Federal National Mortgage Association, 5.50%, 11/01/32                                            784             767
  Federal National Mortgage Association, 5.50%, 11/01/32                                            140             137
  Federal National Mortgage Association, 5.50%, 11/01/32                                            947             926
  Federal National Mortgage Association, 5.50%, 11/01/32                                            769             752
  Federal National Mortgage Association, 5.50%, 01/01/33                                            738             722
  Federal National Mortgage Association, 6.00%, 03/01/33                                             63              63
  Federal National Mortgage Association, 5.00%, 04/25/33                                          1,158           1,122
  Federal National Mortgage Association, 5.50%, 06/01/33                                          1,629           1,591
  Federal National Mortgage Association, 5.50%, 07/01/33                                             19              18
  Federal National Mortgage Association, 5.50%, 08/01/33                                            681             666
  Federal National Mortgage Association, 5.50%, 10/01/33                                             27              26
  Federal National Mortgage Association, 5.50%, 11/01/33                                            322             315
  Federal National Mortgage Association, 5.50%, 11/01/33                                             21              20
  Federal National Mortgage Association, 5.50%, 11/01/33                                             27              26
  Federal National Mortgage Association, 5.50%, 11/01/33                                             29              29
  Federal National Mortgage Association, 5.50%, 11/01/33                                            675             661
  Federal National Mortgage Association, 6.00%, 11/01/33, (c)                                     5,000           5,000
  Federal National Mortgage Association, 5.50%, 12/01/33                                            335             327
  Federal National Mortgage Association, 5.50%, 12/01/33                                            508             497
  Federal National Mortgage Association, 5.50%, 01/01/34                                            106             103
  Federal National Mortgage Association, 5.50%, 02/01/34                                            448             438
  Federal National Mortgage Association, 5.50%, 02/01/34                                            402             393
  Federal National Mortgage Association, 5.50%, 02/01/34                                            817             799
  Federal National Mortgage Association, 5.50%, 03/01/34                                            414             405
  Federal National Mortgage Association, 5.50%, 03/01/34                                             44              43
  Federal National Mortgage Association, 5.50%, 03/01/34                                          2,514           2,463
  Federal National Mortgage Association, 5.50%, 03/01/34                                            539             527
  Federal National Mortgage Association, 5.50%, 04/01/34                                            486             475
  Federal National Mortgage Association, 5.50%, 04/01/34                                             22              21
  Federal National Mortgage Association, 5.50%, 04/01/34                                          6,624           6,486
  Federal National Mortgage Association, 5.50%, 05/01/34                                          1,495           1,462
  Federal National Mortgage Association, 5.50%, 06/01/34                                             22              21
  Federal National Mortgage Association, 5.50%, 06/01/34                                            426             416
  Federal National Mortgage Association, 5.50%, 06/01/34                                             57              55
  Federal National Mortgage Association, 5.50%, 06/01/34                                          2,478           2,419
  Federal National Mortgage Association, 5.50%, 07/01/34                                            166             162
  Federal National Mortgage Association, 5.50%, 07/01/34                                            246             240
  Federal National Mortgage Association, 5.50%, 07/01/34                                            707             691
  Federal National Mortgage Association, 5.50%, 09/01/34                                          3,229           3,157
  Federal National Mortgage Association, 5.50%, 10/01/34                                            857             838
  Federal National Mortgage Association, 5.50%, 11/01/34                                          1,498           1,465
  Federal National Mortgage Association, 5.50%, 11/01/34                                            282             276
  Federal National Mortgage Association, 6.50%, 11/01/34                                            304             310
  Federal National Mortgage Association, 5.50%, 12/01/34                                          8,675           8,481
  Federal National Mortgage Association, 5.50%, 12/01/34                                            714             698
  Federal National Mortgage Association, 4.88%, 01/01/35 (g)                                      3,323           3,287
  Federal National Mortgage Association, 5.50%, 01/01/35                                          7,988           7,798
  Federal National Mortgage Association, 5.50%, 01/01/35                                            473             463
  Federal National Mortgage Association, 5.50%, 01/01/35                                            925             904
  Federal National Mortgage Association, 5.50%, 02/01/35                                            192             187
  Federal National Mortgage Association, 5.50%, 02/01/35                                            265             259
  Federal National Mortgage Association, 5.50%, 02/01/35                                          1,700           1,662
  Federal National Mortgage Association, 5.50%, 02/01/35                                            954             932
  Federal National Mortgage Association, 5.50%, 02/01/35                                            946             924
  Federal National Mortgage Association, 5.50%, 02/01/35                                            938             917
  Federal National Mortgage Association, 5.50%, 02/01/35                                            708             691
  Federal National Mortgage Association, 5.50%, 02/01/35                                          7,398           7,223
  Federal National Mortgage Association, 5.50%, 02/01/35                                            888             867
  Federal National Mortgage Association, 5.50%, 02/01/35                                            364             356
  Federal National Mortgage Association, 5.50%, 02/01/35                                            475             464
  Federal National Mortgage Association, 5.50%, 02/01/35                                         13,679          13,372
  Federal National Mortgage Association, 5.50%, 02/01/35                                            835             816
  Federal National Mortgage Association, 5.50%, 02/01/35                                            241             236
  Federal National Mortgage Association, 5.50%, 02/01/35                                         10,065           9,839
  Federal National Mortgage Association, 5.50%, 02/01/35                                         22,570          22,064
  Federal National Mortgage Association, 5.50%, 03/01/35                                            191             187
  Federal National Mortgage Association, 5.50%, 03/01/35                                          1,315           1,285
  Federal National Mortgage Association, 5.50%, 03/01/35                                             21              21
  Federal National Mortgage Association, 5.50%, 03/01/35                                             39              38
  Federal National Mortgage Association, 5.50%, 03/01/35                                             28              27
  Federal National Mortgage Association, 5.50%, 03/01/35                                            901             881
  Federal National Mortgage Association, 5.50%, 03/01/35                                            895             874
  Federal National Mortgage Association, 5.50%, 03/01/35                                             39              39
  Federal National Mortgage Association, 5.50%, 03/01/35                                         12,369          12,077
  Federal National Mortgage Association, 5.50%, 03/01/35                                             45              44
  Federal National Mortgage Association, 5.50%, 03/01/35                                            882             861
  Federal National Mortgage Association, 5.50%, 03/01/35                                            878             857
  Federal National Mortgage Association, 5.50%, 03/01/35                                            934             912
  Federal National Mortgage Association, 5.50%, 03/01/35                                            960             938
  Federal National Mortgage Association, 5.50%, 03/01/35                                             42              41
  Federal National Mortgage Association, 5.50%, 04/01/35                                             68              67
  Federal National Mortgage Association, 5.50%, 04/01/35                                            794             775
  Federal National Mortgage Association, 5.50%, 04/01/35                                            248             242
  Federal National Mortgage Association, 5.50%, 04/01/35                                          6,491           6,337
  Federal National Mortgage Association, 5.50%, 05/01/35                                             53              52
  Federal National Mortgage Association, 5.50%, 05/01/35                                            909             888
  Federal National Mortgage Association, 5.50%, 05/01/35                                            340             332
  Federal National Mortgage Association, 5.50%, 05/01/35                                            847             827
  Federal National Mortgage Association, 5.50%, 05/01/35                                             64              62
  Federal National Mortgage Association, 5.50%, 05/01/35                                             84              82
  Federal National Mortgage Association, 5.50%, 05/01/35                                            452             442
  Federal National Mortgage Association, 4.69%, 05/25/35 (g)                                        300             293
  Federal National Mortgage Association, 5.50%, 06/01/35                                            315             307
  Federal National Mortgage Association, 5.50%, 06/01/35                                            193             189
  Federal National Mortgage Association, 5.50%, 06/01/35                                            627             613
  Federal National Mortgage Association, 5.50%, 06/01/35                                             39              38
  Federal National Mortgage Association, 5.50%, 06/01/35                                            269             263
  Federal National Mortgage Association, 5.50%, 06/01/35                                            334             326
  Federal National Mortgage Association, 5.50%, 06/01/35                                             36              35
  Federal National Mortgage Association, 5.50%, 06/01/35                                            418             409
  Federal National Mortgage Association, 5.50%, 06/01/35                                            903             882
  Federal National Mortgage Association, 5.50%, 07/01/35                                            902             880
  Federal National Mortgage Association, 5.50%, 07/01/35                                             83              81
  Federal National Mortgage Association, 5.50%, 07/01/35                                          3,491           3,408
  Federal National Mortgage Association, 5.50%, 07/01/35                                             72              70
  Federal National Mortgage Association, 5.50%, 07/01/35                                            946             923
  Federal National Mortgage Association, 5.50%, 07/01/35                                            928             906
  Federal National Mortgage Association, 5.50%, 07/01/35                                            964             942
  Federal National Mortgage Association, 5.50%, 07/01/35                                            630             615
  Federal National Mortgage Association, 5.50%, 07/01/35                                            994             970
  Federal National Mortgage Association, 5.50%, 07/01/35                                            107             104
  Federal National Mortgage Association, 5.50%, 07/01/35                                            729             711
  Federal National Mortgage Association, 5.00%, 08/01/35                                            760             723
  Federal National Mortgage Association, 5.50%, 08/01/35                                            979             955
  Federal National Mortgage Association, 5.50%, 08/01/35                                          1,942           1,897
  Federal National Mortgage Association, 5.50%, 08/01/35                                            938             916
  Federal National Mortgage Association, 5.50%, 08/01/35                                             38              37
  Federal National Mortgage Association, 5.50%, 08/01/35                                            712             695
  Federal National Mortgage Association, 5.50%, 08/01/35                                            964             941
  Federal National Mortgage Association, 5.50%, 08/01/35                                            893             872
  Federal National Mortgage Association, 5.50%, 08/01/35                                          2,205           2,153
  Federal National Mortgage Association, 5.00%, 09/01/35                                          3,938           3,749
  Federal National Mortgage Association, 5.00%, 09/01/35                                            115             109
  Federal National Mortgage Association, 5.00%, 09/01/35                                            112             106
  Federal National Mortgage Association, 5.50%, 09/01/35                                          9,563           9,338
  Federal National Mortgage Association, 5.50%, 09/01/35                                            753             735
  Federal National Mortgage Association, 5.50%, 09/01/35                                             32              32
  Federal National Mortgage Association, 5.50%, 09/01/35                                          1,910           1,865
  Federal National Mortgage Association, 5.50%, 09/01/35                                            977             954
  Federal National Mortgage Association, 5.50%, 09/01/35                                            970             947
  Federal National Mortgage Association, 5.50%, 09/01/35                                            980             957
  Federal National Mortgage Association, 5.50%, 09/01/35                                            814             795
  Federal National Mortgage Association, 5.50%, 09/01/35                                            926             904
  Federal National Mortgage Association, 5.00%, 10/01/35                                            374             356
  Federal National Mortgage Association, 5.50%, 10/01/35                                            771             753
  Federal National Mortgage Association, 5.50%, 10/01/35                                            674             658
  Federal National Mortgage Association, 5.50%, 10/01/35                                            990             967
  Federal National Mortgage Association, 5.50%, 10/01/35                                            625             610
  Federal National Mortgage Association, 5.50%, 10/01/35                                          2,235           2,182
  Federal National Mortgage Association, 5.50%, 10/01/35                                            985             962
  Federal National Mortgage Association, 5.50%, 11/01/35                                          1,700           1,660
  Federal National Mortgage Association, 4.28%, 11/28/35 (g)                                        139             139
  Federal National Mortgage Association, 0.07%, 04/12/36, (c)                                    12,500          12,199
  Federal National Mortgage Association, 0.13%, 04/12/36, (c)                                    55,000          52,353
  Federal National Mortgage Association, 0.05%, 05/11/36, (c)                                     8,400           8,190
  Federal National Mortgage Association, 0.13%, 05/11/36, (c)                                    19,000          18,074
  Federal National Mortgage Association, 5.02%, 09/01/40 (g)                                         68              69
  Federal National Mortgage Association, 6.50%, 12/25/42                                            158             160
  Federal National Mortgage Association, 5.17%, 03/25/44 (g)                                      1,542           1,543
  General National Mortgage Association, 4.38%, 05/20/26 (g)                                        160             160
  General National Mortgage Association, 4.38%, 02/20/27 (g)                                         16              16
  General National Mortgage Association, 4.38%, 04/20/30 (g)                                         36              37
  General National Mortgage Association, 4.38%, 05/20/30 (g) (l)                                     28              28
  General National Mortgage Association, 3.75%, 02/20/32 (g)                                        338             337
  General National Mortgage Association, 4.00%, 02/20/32 (g)                                        206             207
                                                                                                                317,269

  Total Government Securities (cost $398,326)                                                                   391,899

Municipals - 1.6%
  City of New York, 5.00%, 03/01/30                                                                 300             309
  Henderson Nevada, 5.00%, 06/01/35                                                               1,585           1,743
  Liberty Development Corp., 5.25%, 10/01/35                                                        200             220
  New York City Municipal Water Finance Authority, 5.00%, 06/15/31                                3,200           3,317
  State of Illinois, 5.00%, 03/01/34                                                                200             206
  State of Texas, 6.55%, 04/01/35                                                                   300             302
  Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23                                             300             301
  Tobacco Settlement Financing Corp., 6.13%, 06/01/24                                               500             540
  Tobacco Settlement Financing Corp., 6.75%, 06/01/39                                             2,400           2,682

  Total Municipals (cost $9,243)                                                                                  9,620

Short Term Investments - 32.1%
Commercial Paper - 28.2%
  Bank of Ireland, 4.68%, 05/23/06 (f)                                                           16,200          16,087
  BNP Paribas, 4.48%, 05/10/06 (f)                                                                1,500           1,493
  Danske Corp., 4.42%, 04/06/06 (f)                                                              15,700          15,689
  Danske Corp., 4.50%, 04/24/06 (f)                                                               1,900           1,894
  Danske Corp., 4.84%, 06/27/06 (f)                                                                 600             593
  Dexia Delaware LLC, 4.43%, 04/06/06 (f)                                                        15,800          15,788
  General Electric Capital Corp., 4.87%, 06/29/06 (f)                                            16,500          16,306
  Rabobank, 4.83%, 04/03/06 (f)                                                                  14,000          13,994
  Skandi Ensk Bank, 4.45%, 04/10/06 (f)                                                           8,600           8,589
  Skandi Ensk Bank, 4.83%, 06/22/06 (f)                                                           9,500           9,397
  Societe Generale, 4.42%, 04/04/06 (f)                                                          14,200          14,193
  Societe Generale, 4.43%, 04/20/06                                                                 900             898
  Societe Generale, 4.67%, 05/23/06 (f)                                                           2,700           2,681
  Total Financial Elf, 4.76%, 04/05/06                                                           16,500          16,489
  UBS Finance LLC, 4.43%, 04/10/06                                                                  800             799
  UBS Finance LLC, 4.42%, 04/17/06                                                                8,400           8,382
  UBS Finance LLC, 4.60%, 05/08/06                                                                8,400           8,359
  UBS Finance LLC, 4.66%, 05/22/06                                                                  300             298
  Westpac Banking Corp., 4.72%, 05/30/06                                                          6,200           6,151
  Westpac Banking Corp., 4.70%, 05/23/06                                                         11,700          11,619
                                                                                                                169,699
Money Market Funds - 1.0%
  Dreyfus Cash Management Plus Fund, 4.55% (a)                                                    5,907           5,907


Securities Lending Collateral - 1.3%
  Mellon GSL Delaware Business Trust Collateral Fund                                              7,533           7,533


U.S. Treasury Securities - 1.6%
  United States Treasury Bill, 4.56%, 06/01/06 (m)                                               $1,085           1,077
  United States Treasury Bill, 4.55%, 06/15/06 (m)                                                8,575           8,497
                                                                                                                  9,574

  Total Short Term Investments (cost $192,725)                                                                  192,713

Total Investments - 111.0% (cost $672,579)                                                                      666,623

Other Assets and Liabilities, Net -  (11.0%)                                                                   (65,926)

Total Net Assets - 100%                                                                                        $600,697

JNL/Putnam Equity Fund
Common Stocks - 98.2%
Advertising - 0.6%
  RH Donnelley Corp. (b)                                                                             18          $1,019


Aerospace & Defense - 0.4%
  L-3 Communicaitons Holdings Inc.                                                                    8             721


Airlines - 1.9%
  AMR Corp. (b)                                                                                      22             582
  Jetblue Airways Corp. (b) (l)                                                                     140           1,499
  Southwest Airlines Co.                                                                             60           1,081
                                                                                                                  3,162
Apparel - 0.1%
  Timberland Co. - Class A (b)                                                                        4             143


Auto Manufacturers - 0.8%
  General Motors Corp. (l)                                                                           28             602
  Paccar Inc.                                                                                        10             670
                                                                                                                  1,272
Banks - 9.4%
  Bank of America Corp.                                                                             128           5,847
  Commerce Bancorp. Inc. (l)                                                                         96           3,515
  US Bancorp                                                                                        136           4,139
  Wells Fargo & Co.                                                                                  28           1,801
                                                                                                                 15,302
Beverages - 0.4%
  Coca-Cola Enterprises Inc.                                                                         33             667


Biotechnology - 0.6%
  Amgen Inc. (b)                                                                                     14           1,033


Building Materials - 0.5%
  Rinker Group Ltd.                                                                                  35             503
  Rinker Group Ltd. - ADR                                                                             4             303
                                                                                                                    806
Chemicals - 0.7%
  Sherwin-Williams Co.                                                                               23           1,137


Commercial Services - 0.8%
  Accenture Ltd.                                                                                     31             935
  Corporate Executive Board Co.                                                                       3             333
                                                                                                                  1,268
Computers - 6.6%
  Apple Computer Inc. (b)                                                                            42           2,634
  Dell Inc. (b)                                                                                     137           4,086
  EMC Corp. (b)                                                                                      92           1,259
  Hewlett-Packard Co.                                                                                83           2,741
                                                                                                                 10,720
Data Processing - 0.9%
  Fair Isaac Corp.                                                                                   24             955
  Global Payments Inc.                                                                                8             445
                                                                                                                  1,400
Diversified Financial Services - 15%
  American Express Co.                                                                               42           2,197
  Bear Stearns Cos. Inc.                                                                             18           2,455
  Capital One Financial Corp.                                                                        61           4,928
  Citigroup Inc.                                                                                    105           4,964
  Countrywide Financial Corp.                                                                       137           5,028
  E*Trade Financial Corp. (b)                                                                        39           1,039
  Fannie Mae                                                                                         18             930
  Franklin Resources Inc.                                                                             2             160
  Freddie Mac                                                                                        22           1,342
  Janus Capital Group Inc.                                                                           59           1,358
                                                                                                                 24,401
Diversified Machinery - 1.1%
  Cummins Inc.                                                                                        7             704
  Deere & Co.                                                                                        14           1,115
                                                                                                                  1,819
E - Commerce - 1.1%
  eBay Inc. (b)                                                                                      46           1,797


Electric - 1.1%
  Aes Corp. (b)                                                                                      55             933
  Exelon Corp.                                                                                       18             947
                                                                                                                  1,880
Electronics - 0.4%
  Amphenol Corp. - Class A                                                                           11             595


Food - 0.7%
  Whole Foods Market Inc.                                                                            17           1,149


Healthcare Products - 4.0%
  Becton Dickinson & Co.                                                                             10             619
  Boston Scientific Corp. (b) (l)                                                                    62           1,434
  Johnson & Johnson                                                                                  77           4,566
                                                                                                                  6,619
Healthcare Services - 4.3%
  Aetna Inc.                                                                                         26           1,297
  Community Health Systems Inc. (b)                                                                  19             687
  HCA Inc. (l)                                                                                       35           1,589
  Health Management Associates Inc.                                                                  34             727
  Lincare Holdings Inc. (b)                                                                           9             355
  Quest Diagnostics Inc.                                                                             16             805
  UnitedHealth Group Inc.                                                                            29           1,603
                                                                                                                  7,063
Holding Companies - Diversified - 0.3%
  Berkshire Hathaway Inc. (b)                                                                         -             452


Home Builders - 2.0%
  DR Horton Inc.                                                                                     16             532
  Lennar Corp.                                                                                       15             912
  NVR Inc. (b) (l)                                                                                    3           1,862
                                                                                                                  3,306
Home Furnishings - 0.8%
  Whirlpool Corp.                                                                                    14           1,271


Insurance - 5.6%
  ACE Ltd.                                                                                           39           2,018
  American International Group Inc.                                                                  59           3,879
  Everest Re Group Ltd.                                                                              25           2,334
  Genworth Financial Inc. - Class A                                                                  27             905
                                                                                                                  9,136
Internet - 1.9%
  Google Inc. - Class A (b)                                                                           3           1,287
  Verisign Inc. (b)                                                                                   4              84
  Yahoo! Inc. (b)                                                                                    54           1,748
                                                                                                                  3,119
Iron & Steel - 0.7%
  United States Steel Corp. (l)                                                                      18           1,098


Leisure Time - 1.4%
  Carnival Corp.                                                                                     19             881
  Harley-Davidson Inc.                                                                               27           1,416
                                                                                                                  2,297
Lodging - 0.9%
  Las Vegas Sands Corp. (b) (l)                                                                      25           1,428


Machinery - 1.2%
  Caterpillar Inc.                                                                                   28           2,032


Manufacturing - 1.0%
  Danaher Corp.                                                                                      16             998
  Parker Hannifin Corp.                                                                               8             629
                                                                                                                  1,627
Media - 3.2%
  Comcast Corp. - Class A (b)                                                                        78           2,030
  John Wiley & Sons Inc.                                                                             20             742
  McGraw-Hill Cos. Inc.                                                                              30           1,740
  XM Satellite Radio Holdings Inc. - Class A (b) (l)                                                 36             795
                                                                                                                  5,307
Mining - 0.6%
  BHP Billiton Plc                                                                                   20             365
  Freeport-McMoRan Copper & Gold Inc.                                                                 4             209
  Phelps Dodge Corp.                                                                                  5             435
                                                                                                                  1,009
Oil & Gas - 7.3%
  Apache Corp.                                                                                       20           1,317
  Devon Energy Corp.                                                                                 24           1,444
  EOG Resources Inc.                                                                                 16           1,174
  Marathon Oil Corp.                                                                                 18           1,341
  Occidental Petroleum Corp.                                                                         23           2,112
  Petro-Canada                                                                                       19             878
  Suncor Energy Inc.                                                                                 17           1,294
  Valero Energy Corp.                                                                                22           1,309
  XTO Energy Inc.                                                                                    25           1,089
                                                                                                                 11,958
Packaging & Containers - 0.2%
  Crown Holdings Inc. (b)                                                                            22             383


Pharmaceuticals - 3.4%
  Cardinal Health Inc.                                                                               15           1,095
  Express Scripts Inc. (b)                                                                            9             774
  Pfizer Inc.                                                                                       147           3,668
                                                                                                                  5,537
Retail - 7.1%
  Abercrombie & Fitch Co. - Class A                                                                   9             548
  Barnes & Noble Inc.                                                                                15             703
  Bed Bath & Beyond Inc. (b)                                                                         28           1,091
  Home Depot Inc.                                                                                    83           3,519
  Office Depot Inc. (b)                                                                              13             473
  OfficeMax Inc.                                                                                      2              67
  Red Robin Gourmet Burgers Inc. (b)                                                                 18             840
  Sears Holdings Corp. (b) (l)                                                                        6             793
  Staples Inc.                                                                                       98           2,511
  Yum! Brands Inc.                                                                                   22           1,060
                                                                                                                 11,605
Savings & Loans - 1.1%
  Washington Mutual Inc.                                                                             41           1,726


Semiconductors - 1.2%
  Microchip Technology Inc.                                                                          11             399
  Texas Instruments Inc. (l)                                                                         50           1,617
                                                                                                                  2,016
Software - 2.3%
  Adobe Systems Inc. (b)                                                                             22             782
  Autodesk Inc. (b)                                                                                  32           1,213
  Oracle Corp. (b)                                                                                   91           1,246
  Red Hat Inc. (b)                                                                                   22             602
                                                                                                                  3,843
Telecommunications - 0.3%
  Sprint Nextel Corp.                                                                                21             530


Telecommunications Equipment - 2.0%
  Cisco Systems Inc. (b)                                                                            151           3,277


Transportation - 0.9%
  CH Robinson Worldwide Inc.                                                                          7             329
  United Parcel Service Inc. - Class B                                                               14           1,095
                                                                                                                  1,424
Wireless Telecommunications - 1.4%
  Motorola Inc.                                                                                      70           1,608
  Qualcomm Inc.                                                                                      13             668
                                                                                                                  2,276

  Total Common Stocks (cost $146,608)                                                                           160,630

Exchange Traded Funds - 0.8%
  SPDR Trust Series 1 (l)                                                                            10           1,298

  Total Exchange Traded Funds (cost $1,280)                                                                       1,298

Short Term Investments - 11.4%
Money Market Funds - 0.0%
  Dreyfus Cash Management Plus Fund, 4.55% (a)                                                        1               1


Repurchase Agreement - 1.1%
  Repurchase Agreement with Bank of America Securities, 4.74%,
  (Collateralized by $1,840 Federal Home Loan Bank, 4.75%, due 08/08/07,
   market value $1,831) acquired on 03/31/06, due 04/03/06 at $1,807                             $1,806           1,806


Securities Lending Collateral - 10.3%
  Mellon GSL Delaware Business Trust Collateral Fund                                             16,916          16,916

  Total Short Term Investments (cost $18,723)                                                                    18,723

Total Investments - 110.4% (cost $166,611)                                                                      180,651

Other Assets and Liabilities, Net -  (10.4%)                                                                   (17,048)

Total Net Assets - 100%                                                                                        $163,603

JNL/Putnam Midcap Growth Fund
Common Stocks - 96.8%
Aerospace & Defense - 1.4%
  L-3 Communicaitons Holdings Inc.                                                                    7            $592


Apparel - 2.0%
  Coach Inc. (b)                                                                                      6             213
  Guess ? Inc. (b)                                                                                   11             418
  Timberland Co. - Class A (b)                                                                        6             202
                                                                                                                    833
Auto Manufacturers - 1.1%
  Oshkosh Truck Corp.                                                                                 7             454


Beverages - 0.1%
  Hansen Natural Corp. (b)                                                                            -              38


Biotechnology - 1.2%
  Genzyme Corp. (b)                                                                                   7             491


Building Materials - 2.2%
  USG Corp. (b) (l)                                                                                   7             617
  Vulcan Materials Co.                                                                                4             304
                                                                                                                    921
Commercial Services - 8.7%
  Alliance Data Systems Corp. (b)                                                                     9             440
  Apollo Group Inc. - Class A (b)                                                                     5             268
  Career Education Corp. (b)                                                                          7             260
  Corporate Executive Board Co.                                                                       7             702
  Equifax Inc.                                                                                       12             447
  Labor Ready Inc. (b)                                                                               15             347
  McKesson Corp.                                                                                      7             344
  Moody's Corp.                                                                                      10             736
  Robert Half International Inc.                                                                      3             124
                                                                                                                  3,668
Computers - 2.7%
  Apple Computer Inc. (b)                                                                             3             157
  Logitech International SA - ADR (b)                                                                 2              75
  Network Appliance Inc. (b)                                                                         21             764
  SanDisk Corp. (b)                                                                                   2             132
                                                                                                                  1,128
Data Processing - 1.4%
  Acxiom Corp.                                                                                        3              72
  Fair Isaac Corp.                                                                                   13             531
                                                                                                                    603
Distribution & Wholesale - 1.0%
  Building Material Holding Corp. (l)                                                                12             413


Diversified Financial Services - 4.1%
  Accredited Home Lenders Holding Co. (b)                                                             7             338
  Bear Stearns Cos. Inc.                                                                              6             818
  Legg Mason Inc.                                                                                     2             284
  Nelnet Inc. - Class A (b)                                                                           7             288
                                                                                                                  1,728
Diversified Machinery - 2.2%
  Cummins Inc. (l)                                                                                    2             189
  Graco Inc.                                                                                          6             291
  IDEX Corp. (l)                                                                                      9             459
                                                                                                                    939
E - Commerce - 1.2%
  Monster Worldwide Inc. (b)                                                                         10             489


Electronics - 0.7%
  Amphenol Corp. - Class A                                                                            5             277


Entertainment - 2.8%
  DreamWorks Animation SKG Inc. (b)                                                                  16             410
  GTECH Holdings Corp.                                                                               14             490
  International Game Technology                                                                       7             261
                                                                                                                  1,161
Forest Products & Paper - 0.4%
  Louisiana-Pacific Corp.                                                                             7             185


Hand & Machine Tools - 1.3%
  Black & Decker Corp.                                                                                6             539


Healthcare Products - 5.6%
  Advanced Medical Optics Inc. (b) (l)                                                                -               -
  CR Bard Inc.                                                                                        9             576
  Dade Behring Holdings Inc.                                                                          8             268
  Hologic Inc. (b)                                                                                    5             249
  Kinetic Concepts Inc. (b)                                                                           7             284
  Respironics Inc. (b)                                                                                9             358
  Varian Medical Systems Inc. (b)                                                                    11             624
                                                                                                                  2,359
Healthcare Services - 2.6%
  Laboratory Corp of America Holdings (b)                                                             3             175
  Pediatrix Medical Group Inc. (b)                                                                    3             328
  Sierra Health Services Inc. (b)                                                                    15             598
                                                                                                                  1,101
Home Builders - 1.0%
  NVR Inc. (b) (l)                                                                                    1             405


Home Furnishings - 1.8%
  Harman International Industries Inc.                                                                7             745


Household Products - 0.8%
  Scotts Miracle-Gro Co.                                                                              3             137
  Toro Co.                                                                                            4             210
                                                                                                                    347
Insurance - 1.9%
  First American Corp.                                                                                6             231
  WR Berkley Corp.                                                                                   10             568
                                                                                                                    799
Internet - 2.9%
  F5 Networks Inc. (b)                                                                                4             268
  McAfee Inc. (b)                                                                                    19             456
  Websense Inc. (b)                                                                                  18             488
                                                                                                                  1,212
Iron & Steel - 1.2%
  Reliance Steel & Aluminum Co.                                                                       5             498


Lodging - 0.6%
  Choice Hotels International Inc.                                                                    6             256


Machinery - 2.2%
  Intermec Inc. (b)                                                                                   3              95
  JLG Industries Inc.                                                                                26             813
                                                                                                                    908
Manufacturing - 1.4%
  Actuant Corp. - Class A                                                                             6             343
  ITT Industries Inc.                                                                                 2             124
  Parker Hannifin Corp.                                                                               2             121
                                                                                                                    588
Media - 0.6%
  XM Satellite Radio Holdings Inc. - Class A (b) (l)                                                 12             267


Metal Fabrication & Hardware - 1.2%
  Precision Castparts Corp.                                                                           8             487


Mining - 3.0%
  Freeport-McMoRan Copper & Gold Inc. (l)                                                            12             741
  Phelps Dodge Corp.                                                                                  7             531
                                                                                                                  1,272
Oil & Gas - 6.4%
  Burlington Resources Inc.                                                                           2             165
  Frontier Oil Corp.                                                                                 12             730
  Helmerich & Payne Inc.                                                                              6             405
  Newfield Exploration Co. (b)                                                                        7             297
  Pride International Inc. (b)                                                                       15             461
  Sunoco Inc.                                                                                         6             450
  Tesoro Corp.                                                                                        3             185
                                                                                                                  2,693
Oil & Gas Services - 1.7%
  BJ Services Co.                                                                                    21             720


Pharmaceuticals - 4.7%
  Allergan Inc.                                                                                       2             195
  Barr Laboratories Inc. (b)                                                                          8             529
  Endo Pharmaceuticals Holdings Inc. (b)                                                              7             223
  Express Scripts Inc. (b)                                                                            7             598
  Hospira Inc. (b)                                                                                    5             197
  Kos Pharmaceuticals Inc. (b)                                                                        5             229
                                                                                                                  1,971
Retail - 7.3%
  American Eagle Outfitters Inc.                                                                     14             409
  Barnes & Noble Inc.                                                                                 8             375
  Childrens Place Retail Stores Inc. (b)                                                              1              52
  Claire's Stores Inc.                                                                               28           1,006
  Darden Restaurants Inc.                                                                             6             230
  MSC Industrial Direct Co. - Class A                                                                 6             340
  Staples Inc.                                                                                       25             637
                                                                                                                  3,049
Semiconductors - 7.5%
  Altera Corp. (b)                                                                                   11             223
  Broadcom Corp. - Class A (b)                                                                        6             246
  Emulex Corp. (b)                                                                                   28             480
  Lam Research Corp. (b)                                                                             14             619
  National Semiconductor Corp.                                                                       20             568
  Nvidia Corp. (b)                                                                                    9             498
  Omnivision Technologies Inc. (b)                                                                   11             344
  Silicon Laboratories Inc. (b) (l)                                                                   3             170
                                                                                                                  3,148
Software - 3.9%
  Adobe Systems Inc. (b)                                                                              7             258
  Autodesk Inc. (b)                                                                                  10             393
  BMC Software Inc. (b)                                                                              12             258
  Citrix Systems Inc. (b)                                                                            12             470
  Hyperion Solutions Corp. (b)                                                                        4             126
  Mercury Interactive Corp. (b)                                                                       4             146
                                                                                                                  1,651
Telecommunications - 0.2%
  West Corp. (b)                                                                                      2              76


Telecommunications Equipment - 0.6%
  Harris Corp.                                                                                        6             260


Tobacco - 1.3%
  UST Inc. (l)                                                                                       13             557


Transportation - 1.9%
  CH Robinson Worldwide Inc.                                                                          9             417
  CNF Inc.                                                                                            4             220
  Overseas Shipholding Group                                                                          4             168
                                                                                                                    805

  Total Common Stocks (cost $33,896)                                                                             40,633

Exchange Traded Funds - 2.4%
  iShares Russell 2000 Index Fund (l)                                                                 5             365
  Midcap SPDR Trust Series 1 (l)                                                                      2             246
  Nasdaq-100 Index Tracking Stock (l)                                                                 4             151
  SPDR Trust Series 1 (l)                                                                             2             247

  Total Exchange Traded Funds (cost $991)                                                                         1,009

Short Term Investments - 11.4%
Money Market Funds - 0.0%
  Dreyfus Cash Management Plus Fund, 4.55% (a)                                                        1               1


Repurchase Agreement - 1.7%
  Repurchase Agreement with Bank of America Securities, 4.74%,
  (Collateralized by $725 Federal Home Loan Bank, 4.75%, due 08/08/07,
   market value $722) acquired on 03/31/06, due 04/03/06 at $711                                   $711             711


Securities Lending Collateral - 9.7%
  Mellon GSL Delaware Business Trust Collateral Fund                                              4,074           4,074

  Total Short Term Investments (cost $4,786)                                                                      4,786

Total Investments - 110.6% (cost $39,673)                                                                        46,428

Other Assets and Liabilities, Net -  (10.6%)                                                                    (4,456)

Total Net Assets - 100%                                                                                         $41,972

JNL/Putnam Value Equity Fund
Common Stocks - 98.5%
Aerospace & Defense - 1.2%
  Lockheed Martin Corp.                                                                              30          $2,224


Airlines - 0.4%
  Southwest Airlines Co.                                                                             37             666


Banks - 5.8%
  Bank of America Corp.                                                                             146           6,626
  Commerce Bancorp. Inc. (l)                                                                         27           1,001
  US Bancorp                                                                                         85           2,605
                                                                                                                 10,232
Beverages - 1.0%
  Coca-Cola Co.                                                                                      42           1,763


Biotechnology - 0.8%
  Amgen Inc. (b)                                                                                     19           1,382


Building Materials - 1.8%
  Masco Corp.                                                                                        68           2,203
  Vulcan Materials Co.                                                                               12           1,057
                                                                                                                  3,260
Chemicals - 2.0%
  Rohm & Haas Co.                                                                                    29           1,422
  Sherwin-Williams Co.                                                                               46           2,250
                                                                                                                  3,672
Commercial Services - 3.3%
  Accenture Ltd.                                                                                     65           1,943
  Cendant Corp.                                                                                     131           2,264
  RR Donnelley & Sons Co.                                                                            53           1,731
                                                                                                                  5,938
Computers - 4.0%
  Dell Inc. (b)                                                                                      76           2,271
  EMC Corp. (b)                                                                                     104           1,412
  Hewlett-Packard Co.                                                                               110           3,619
                                                                                                                  7,302
Cosmetics & Personal Care - 0.3%
  Proctor & Gamble Co.                                                                                9             536


Data Processing - 0.3%
  Fair Isaac Corp.                                                                                   12             491


Diversified Financial Services - 9.0%
  Bear Stearns Cos. Inc.                                                                             12           1,678
  Capital One Financial Corp.                                                                        20           1,618
  Citigroup Inc.                                                                                    159           7,514
  Countrywide Financial Corp.                                                                        64           2,341
  Freddie Mac                                                                                        31           1,868
  Lehman Brothers Holdings Inc.                                                                       9           1,330
                                                                                                                 16,349
Electric - 1.9%
  Exelon Corp.                                                                                       23           1,238
  PG&E Corp. (l)                                                                                     38           1,494
  Wisconsin Energy Corp.                                                                             18             716
                                                                                                                  3,448
Electronics - 0.5%
  Arrow Electronics Inc. (b)                                                                         31             994


Environmental Control - 1.0%
  Waste Management Inc.                                                                              51           1,814


Food - 1.5%
  General Mills Inc.                                                                                 28           1,434
  Supervalu Inc.                                                                                     41           1,261
                                                                                                                  2,695
Healthcare Products - 5.3%
  Baxter International Inc.                                                                          40           1,552
  Becton Dickinson & Co.                                                                             30           1,860
  Boston Scientific Corp. (b) (l)                                                                    93           2,134
  Johnson & Johnson                                                                                  68           4,039
                                                                                                                  9,585
Healthcare Services - 1.9%
  HCA Inc. (l)                                                                                       31           1,401
  WellPoint Inc. (b)                                                                                 27           2,091
                                                                                                                  3,492
Holding Companies - Diversified - 0.3%
  Berkshire Hathaway Inc. (b)                                                                         -             623


Home Builders - 1.1%
  Lennar Corp. (l)                                                                                   18           1,111
  NVR Inc. (b) (l)                                                                                    1             901
                                                                                                                  2,012
Home Furnishings - 0.7%
  Whirlpool Corp.                                                                                    13           1,217

Household Products - 0.4%
  Newell Rubbermaid Inc.                                                                             28             713


Insurance - 7.7%
  ACE Ltd.                                                                                           34           1,789
  Chubb Corp.                                                                                        29           2,730
  Cigna Corp.                                                                                        14           1,763
  Everest Re Group Ltd. (l)                                                                          17           1,615
  Genworth Financial Inc. - Class A                                                                  29             970
  Hartford Financial Services Group Inc.                                                             19           1,514
  PMI Group Inc. (l)                                                                                 30           1,359
  Prudential Financial Inc.                                                                          28           2,138
                                                                                                                 13,878
Internet - 1.4%
  McAfee Inc. (b)                                                                                    56           1,360
  Symantec Corp. (b)                                                                                 72           1,205
                                                                                                                  2,565
Investment Companies - 0.7%
  Allied Capital Corp. (l)                                                                           29             900
  American Capital Strategies Ltd. (l)                                                               13             450
                                                                                                                  1,350
Iron & Steel - 0.5%
  United States Steel Corp. (l)                                                                      16             983


Leisure Time - 2.2%
  Brunswick Corp.                                                                                    57           2,227
  Royal Caribbean Cruises Ltd. (l)                                                                   42           1,782
                                                                                                                  4,009
Manufacturing - 3.5%
  Parker Hannifin Corp.                                                                              24           1,910
  Textron Inc.                                                                                       15           1,363
  Tyco International Ltd.                                                                           116           3,107
                                                                                                                  6,380
Media - 0.8%
  Comcast Corp. - Class A (b)                                                                        56           1,460


Mining - 0.3%
  Freeport-McMoRan Copper & Gold Inc.                                                                10             586


Oil & Gas - 10.1%
  Amerada Hess Corp.                                                                                 16           2,221
  Devon Energy Corp.                                                                                 27           1,645
  Exxon Mobil Corp.                                                                                  96           5,843
  Marathon Oil Corp.                                                                                 39           2,971
  Occidental Petroleum Corp.                                                                         26           2,381
  Pride International Inc. (b)                                                                       55           1,702
  Sunoco Inc.                                                                                        19           1,435
                                                                                                                 18,198
Oil & Gas Services - 0.7%
  Cooper Cameron Corp. (b)                                                                           28           1,234


Packaging & Containers - 0.5%
  Crown Holdings Inc. (b)                                                                            52             917

Pharmaceuticals - 8.0%
  AmerisourceBergen Corp.                                                                            39           1,858
  Barr Laboratories Inc. (b)                                                                         10             636
  Cardinal Health Inc.                                                                               32           2,414
  Pfizer Inc.                                                                                       242           6,023
  Watson Pharmaceuticals Inc. (b)                                                                    45           1,290
  Wyeth                                                                                              48           2,334
                                                                                                                 14,555
Retail - 3.1%
  McDonald's Corp.                                                                                   45           1,546
  Michaels Stores Inc.                                                                               29           1,101
  Office Depot Inc. (b)                                                                              34           1,274
  Rite Aid Corp. (b) (l)                                                                            233             932
  Staples Inc.                                                                                       31             786
                                                                                                                  5,639
Semiconductors - 2.3%
  Intel Corp.                                                                                       184           3,553
  Micron Technology Inc. (b)                                                                         37             549
                                                                                                                  4,102
Software - 2.9%
  Autodesk Inc. (b)                                                                                  23             898
  Microsoft Corp.                                                                                   158           4,286
                                                                                                                  5,184
Telecommunications - 3.7%
  Sprint Nextel Corp.                                                                               128           3,317
  Verizon Communications Inc.                                                                        97           3,300
                                                                                                                  6,617
Telecommunications Equipment - 1.9%
  Cisco Systems Inc. (b)                                                                            156           3,389


Tobacco - 2.6%
  Altria Group Inc.                                                                                  45           3,153
  Loews Corp.                                                                                        33           1,536
                                                                                                                  4,689
Transportation - 0.4%
  United Parcel Service Inc. - Class B                                                                8             651


Wireless Telecommunications - 0.7%
  Motorola Inc.                                                                                      59           1,354

  Total Common Stocks (cost $161,882)                                                                           178,148

Exchange Traded Funds - 1.1%
  SPDR Trust Series 1 (l)                                                                            16           2,077

  Total Exchange Traded Funds (cost $2,052)                                                                       2,077

Short Term Investments - 8.2%
Repurchase Agreement - 0.5%
  Repurchase Agreement with Bank of America Securities, 4.74%,
 (Collateralized by $1,000 Federal Home Loan Bank, 4.75%, due 08/08/07,
market value $995) acquired on 03/31/06, due 04/03/06 at $978                                      $978             978


Securities Lending Collateral - 7.6%
  Mellon GSL Delaware Business Trust Collateral Fund                                             13,840          13,840

  Total Short Term Investments (cost $14,818)                                                                    14,818

Total Investments - 107.8% (cost $178,751)                                                                      195,043

Other Assets and Liabilities, Net -  (7.8%)                                                                    (14,089)

Total Net Assets - 100%                                                                                        $180,954

JNL/S&P Managed Aggressive Growth Fund
Mutual Funds - 100.0%
Equity Funds - 100.0%
  JNL/AIM Large Cap Growth Fund (n)                                                               5,467         $71,780
  JNL/AIM Real Estate Fund (n)                                                                    1,138          15,210
  JNL/Alger Growth Fund (n)                                                                       2,055          36,166
  JNL/Eagle Core Equity Fund (n)                                                                  2,634          42,005
  JNL/Eagle SmallCap Equity Fund (n)                                                              1,243          28,833
  JNL/FMR Capital Growth Fund (n)                                                                 1,596          29,159
  JNL/Franklin Templeton Small Cap Value Fund (n)                                                 1,987          24,696
  JNL/Goldman Sachs Mid Cap Value Fund (n)                                                        1,977          23,881
  JNL/JPMorgan International Equity Fund (n)                                                      1,690          22,292
  JNL/JPMorgan International Value Fund (n)                                                       3,405          41,201
  JNL/Lazard Mid Cap Value Fund (n)                                                                 918          12,896
  JNL/Lazard Small Cap Value Fund (n)                                                             1,350          19,463
  JNL/Oppenheimer Global Growth Fund (n)                                                          2,985          43,319
  JNL/Putnam Equity Fund (n)                                                                        375           7,832
  JNL/Select Global Growth Fund (n)                                                               1,389          29,338
  JNL/Select Large Cap Growth Fund (n)                                                              514          10,859
  JNL/Select Value Fund (n)                                                                       2,292          41,081
  JNL/T.Rowe Price Established Growth Fund (n)                                                    3,729          75,324
  JNL/T.Rowe Price Mid-Cap Growth Fund (n)                                                        1,340          42,177
  JNL/T.Rowe Price Value Fund (n)                                                                 4,282          63,202

Money Market Fund - 0.0%
  JNL/Select Money Market Fund, 4.20% (a) (n)                                                       108             108

  Total Mutual Funds (cost $548,665)                                                                            680,822

Total Investments - 100.0% (cost $548,665)                                                                      680,822

Other Assets and Liabilities, Net - 0.0%                                                                             94

Total Net Assets - 100%                                                                                        $680,916

JNL/S&P Managed Conservative Fund
Mutual Funds - 100.2%
Equity Funds - 31.7%
  JNL/AIM Large Cap Growth Fund (n)                                                                 416          $5,461
  JNL/AIM Real Estate Fund (n)                                                                      234           3,127
  JNL/Eagle Core Equity Fund (n)                                                                    126           2,003
  JNL/Putnam Equity Fund (n)                                                                        135           2,810
  JNL/Select Value Fund (n)                                                                         289           5,170
  JNL/T.Rowe Price Established Growth Fund (n)                                                      256           5,168
  JNL/T.Rowe Price Value Fund (n)                                                                   347           5,126
                                                                                                                 28,866
Fixed Income Funds - 48.7%
  JNL/PIMCO Total Return Bond Fund (n)                                                            1,898          22,078
  JNL/Salomon Brothers High Yield Bond Fund (n)                                                     557           4,547
  JNL/Salomon Brothers Strategic Bond Fund (n)                                                    1,217          13,465
  JNL/Salomon Brothers U.S. Government & Quality Bond Fund (n)                                      397           4,348
                                                                                                                 44,438
Money Market Fund - 19.8%
  JNL/Select Money Market Fund, 4.20% (a) (n)                                                    18,051          18,051

  Total Mutual Funds (cost $90,392)                                                                              91,354

Total Investments - 100.2% (cost $90,392)                                                                        91,354

Other Assets and Liabilities, Net -  (0.2%)                                                                       (198)

Total Net Assets - 100%                                                                                         $91,156

JNL/S&P Managed Growth Fund
Mutual Funds - 100%
Equity Funds - 89.5%
  JNL/AIM Large Cap Growth Fund (n)                                                               7,974        $104,702
  JNL/AIM Real Estate Fund (n)                                                                    1,353          18,095
  JNL/Alger Growth Fund (n)                                                                       2,165          38,106
  JNL/Eagle Core Equity Fund (n)                                                                  4,133          65,922
  JNL/Eagle SmallCap Equity Fund (n)                                                              1,602          37,148
  JNL/FMR Capital Growth Fund (n)                                                                 1,933          35,311
  JNL/Franklin Templeton Small Cap Value Fund (n)                                                 1,908          23,723
  JNL/Goldman Sachs Mid Cap Value Fund (n)                                                        2,455          29,652
  JNL/JPMorgan International Equity Fund (n)                                                      2,771          36,555
  JNL/JPMorgan International Value Fund (n)                                                       3,239          39,197
  JNL/Lazard Mid Cap Value Fund (n)                                                                 976          13,707
  JNL/Lazard Small Cap Value Fund (n)                                                             1,874          27,025
  JNL/Oppenheimer Global Growth Fund (n)                                                          5,039          73,111
  JNL/Putnam Equity Fund (n)                                                                        500          10,425
  JNL/Select Global Growth Fund (n)                                                               1,637          34,570
  JNL/Select Large Cap Growth Fund (n)                                                              931          19,679
  JNL/Select Value Fund (n)                                                                       4,155          74,461
  JNL/T.Rowe Price Established Growth Fund (n)                                                    6,520         131,708
  JNL/T.Rowe Price Mid-Cap Growth Fund (n)                                                        2,327          73,240
  JNL/T.Rowe Price Value Fund (n)                                                                 7,283         107,490
                                                                                                                993,827
Fixed Income Funds - 9.5%
  JNL/PIMCO Total Return Bond Fund (n)                                                            4,457          51,830
  JNL/Salomon Brothers High Yield Bond Fund (n)                                                     377           3,080
  JNL/Salomon Brothers Strategic Bond Fund (n)                                                    4,529          50,096
                                                                                                                105,006
Money Market Fund - 1.0%
  JNL/Select Money Market Fund, 4.20% (a) (n)                                                    10,639          10,639

  Total Mutual Funds (cost $930,344)                                                                          1,109,472

Total Investments - 100.0% (cost $930,344)                                                                    1,109,472

Other Assets and Liabilities, Net - 0.0%                                                                            422

Total Net Assets - 100%                                                                                      $1,109,894

JNL/S&P Managed Moderate Fund
Mutual Funds - 99.2%
Equity Funds - 51.6%
  JNL/AIM Large Cap Growth Fund (n)                                                               1,110         $14,576
  JNL/AIM Real Estate Fund (n)                                                                      480           6,416
  JNL/Eagle Core Equity Fund (n)                                                                    281           4,488
  JNL/FMR Capital Growth Fund (n)                                                                   337           6,161
  JNL/Franklin Templeton Small Cap Value Fund (n)                                                   288           3,575
  JNL/Goldman Sachs Mid Cap Value Fund (n)                                                           60             725
  JNL/JPMorgan International Equity Fund (n)                                                        313           4,132
  JNL/JPMorgan International Value Fund (n)                                                         358           4,329
  JNL/Lazard Small Cap Value Fund (n)                                                                49             706
  JNL/Oppenheimer Global Growth Fund (n)                                                            142           2,061
  JNL/Putnam Equity Fund (n)                                                                        288           6,004
  JNL/Select Value Fund (n)                                                                         641          11,494
  JNL/T.Rowe Price Established Growth Fund (n)                                                      671          13,553
  JNL/T.Rowe Price Mid-Cap Growth Fund (n)                                                          195           6,140
  JNL/T.Rowe Price Value Fund (n)                                                                 1,049          15,477
                                                                                                                 99,837
Fixed Income Funds - 33.1%
  JNL/PIMCO Total Return Bond Fund (n)                                                            2,343          27,249
  JNL/Salomon Brothers High Yield Bond Fund (n)                                                   1,140           9,316
  JNL/Salomon Brothers Strategic Bond Fund (n)                                                    1,671          18,483
  JNL/Salomon Brothers U.S. Government & Quality Bond Fund (n)                                      816           8,930
                                                                                                                 63,978
Money Market Fund - 14.5%
  JNL/Select Money Market Fund, 4.20% (a) (n)                                                    27,938          27,938

  Total Mutual Funds (cost $184,567)                                                                            191,753

Total Investments - 99.2% (cost $184,567)                                                                       191,753

Other Assets and Liabilities, Net - 0.8%                                                                          1,510

Total Net Assets - 100%                                                                                        $193,263

JNL/S&P Managed Moderate Growth Fund
Mutual Funds - 99.9%
Equity Funds - 71.6%
  JNL/AIM Large Cap Growth Fund (n)                                                               7,453         $97,855
  JNL/AIM Real Estate Fund (n)                                                                    1,560          20,852
  JNL/Alger Growth Fund (n)                                                                         711          12,516
  JNL/Eagle Core Equity Fund (n)                                                                  2,602          41,510
  JNL/Eagle SmallCap Equity Fund (n)                                                                662          15,349
  JNL/FMR Capital Growth Fund (n)                                                                 1,695          30,975
  JNL/Franklin Templeton Small Cap Value Fund (n)                                                 1,235          15,350
  JNL/Goldman Sachs Mid Cap Value Fund (n)                                                          984          11,892
  JNL/JPMorgan International Equity Fund (n)                                                      2,320          30,604
  JNL/JPMorgan International Value Fund (n)                                                       2,692          32,578
  JNL/Lazard Mid Cap Value Fund (n)                                                                 577           8,096
  JNL/Lazard Small Cap Value Fund (n)                                                               614           8,853
  JNL/Oppenheimer Global Growth Fund (n)                                                          2,897          42,030
  JNL/Putnam Equity Fund (n)                                                                        583          12,152
  JNL/Select Value Fund (n)                                                                       3,158          56,596
  JNL/T.Rowe Price Established Growth Fund (n)                                                    4,804          97,034
  JNL/T.Rowe Price Mid-Cap Growth Fund (n)                                                        1,600          50,371
  JNL/T.Rowe Price Value Fund (n)                                                                 6,420          94,753
                                                                                                                679,366
Fixed Income Funds - 23.2%
  JNL/PIMCO Total Return Bond Fund (n)                                                            8,868         103,134
  JNL/Salomon Brothers High Yield Bond Fund (n)                                                   3,496          28,562
  JNL/Salomon Brothers Strategic Bond Fund (n)                                                    5,577          61,679
  JNL/Salomon Brothers U.S. Government & Quality Bond Fund (n)                                    2,437          26,658
                                                                                                                220,033
Money Market Fund - 5.1%
  JNL/Select Money Market Fund, 4.20% (a) (n)                                                    48,435          48,435

  Total Mutual Funds (cost $840,010)                                                                            947,834

Total Investments - 99.9% (cost $840,010)                                                                       947,834

Other Assets and Liabilities, Net - 0.1%                                                                          1,342

Total Net Assets - 100%                                                                                        $949,176

JNL/S&P Retirement 2015 Fund
Mutual Funds - 100.1%
Equity Funds - 70.6%
  JNL/AIM Large Cap Growth Fund (n)                                                                   5             $69
  JNL/AIM Real Estate Fund (n)                                                                        2              29
  JNL/FMR Capital Growth Fund (n)                                                                     1              21
  JNL/Franklin Templeton Small Cap Value Fund (n)                                                     2              21
  JNL/Goldman Sachs Mid Cap Value Fund (n)                                                            1              14
  JNL/JPMorgan International Equity Fund (n)                                                          2              21
  JNL/JPMorgan International Value Fund (n)                                                           2              21
  JNL/Oppenheimer Global Growth Fund (n)                                                              2              28
  JNL/Putnam Equity Fund (n)                                                                          1              27
  JNL/Select Value Fund (n)                                                                           4              69
  JNL/T.Rowe Price Established Growth Fund (n)                                                        3              69
  JNL/T.Rowe Price Mid-Cap Growth Fund (n)                                                            1              28
  JNL/T.Rowe Price Value Fund (n)                                                                     5              69
                                                                                                                    486
Fixed Income Funds - 29.5%
  JNL/PIMCO Total Return Bond Fund (n)                                                                6              68
  JNL/Salomon Brothers High Yield Bond Fund (n)                                                       4              34
  JNL/Salomon Brothers Strategic Bond Fund (n)                                                        6              68
  JNL/Salomon Brothers U.S. Government & Quality Bond Fund (n)                                        3              34
                                                                                                                    204

  Total Mutual Funds (cost $683)                                                                                    690

Total Investments - 100.1% (cost $683)                                                                              690

Other Assets and Liabilities, Net -  (0.1%)                                                                         (1)

Total Net Assets - 100%                                                                                            $689

JNL/S&P Retirement 2020 Fund
Mutual Funds - 87.8%
Equity Funds - 70.6%
  JNL/AIM Large Cap Growth Fund (n)                                                                   2             $20
  JNL/AIM Real Estate Fund (n)                                                                        1              11
  JNL/Eagle SmallCap Equity Fund (n)                                                                  -               7
  JNL/FMR Capital Growth Fund (n)                                                                     -               6
  JNL/Franklin Templeton Small Cap Value Fund (n)                                                     1               6
  JNL/Goldman Sachs Mid Cap Value Fund (n)                                                            1               6
  JNL/JPMorgan International Equity Fund (n)                                                          -               6
  JNL/JPMorgan International Value Fund (n)                                                           1               6
  JNL/Oppenheimer Global Growth Fund (n)                                                              1              12
  JNL/Putnam Equity Fund (n)                                                                          -               8
  JNL/Select Global Growth Fund (n)                                                                   -               6
  JNL/Select Value Fund (n)                                                                           1              18
  JNL/T.Rowe Price Established Growth Fund (n)                                                        1              20
  JNL/T.Rowe Price Mid-Cap Growth Fund (n)                                                            -              13
  JNL/T.Rowe Price Value Fund (n)                                                                     1              19
                                                                                                                    164
Fixed Income Funds - 17.2%
  JNL/PIMCO Total Return Bond Fund (n)                                                                1              10
  JNL/Salomon Brothers High Yield Bond Fund (n)                                                       2              20
  JNL/Salomon Brothers Strategic Bond Fund (n)                                                        1              10
                                                                                                                     40

  Total Mutual Funds (cost $199)                                                                                    204

Total Investments - 87.8% (cost $199)                                                                               204

Other Assets and Liabilities, Net - 12.2%                                                                            28

Total Net Assets - 100%                                                                                            $232

JNL/S&P Retirement 2025 Fund
Mutual Funds - 100.1%
Equity Funds - 85.4%
  JNL/AIM Large Cap Growth Fund (n)                                                                   1             $17
  JNL/AIM Real Estate Fund (n)                                                                        1               9
  JNL/Eagle SmallCap Equity Fund (n)                                                                  -               7
  JNL/FMR Capital Growth Fund (n)                                                                     -               7
  JNL/Franklin Templeton Small Cap Value Fund (n)                                                     -               5
  JNL/Goldman Sachs Mid Cap Value Fund (n)                                                            1               7
  JNL/JPMorgan International Equity Fund (n)                                                          -               5
  JNL/JPMorgan International Value Fund (n)                                                           1              11
  JNL/Oppenheimer Global Growth Fund (n)                                                              1              10
  JNL/Putnam Equity Fund (n)                                                                          -               8
  JNL/Select Global Growth Fund (n)                                                                   -               5
  JNL/Select Value Fund (n)                                                                           1              14
  JNL/T.Rowe Price Established Growth Fund (n)                                                        1              17
  JNL/T.Rowe Price Mid-Cap Growth Fund (n)                                                            -              11
  JNL/T.Rowe Price Value Fund (n)                                                                     1              15
                                                                                                                    148
Fixed Income Funds - 14.7%
  JNL/Salomon Brothers High Yield Bond Fund (n)                                                       2              17
  JNL/Salomon Brothers Strategic Bond Fund (n)                                                        1               8
                                                                                                                     25

  Total Mutual Funds (cost $168)                                                                                    173

Total Investments - 100.1% (cost $168)                                                                              173

Other Assets and Liabilities, Net -  (0.1%)                                                                           0

Total Net Assets - 100%                                                                                            $173

JNL/S&P Retirement Income Fund
Mutual Funds - 100.0%
Equity Funds - 35.5%
  JNL/AIM Large Cap Growth Fund (n)                                                                   5             $71
  JNL/AIM Real Estate Fund (n)                                                                        3              37
  JNL/JPMorgan International Value Fund (n)                                                           3              36
  JNL/Oppenheimer Global Growth Fund (n)                                                              2              24
  JNL/Putnam Equity Fund (n)                                                                          2              36
  JNL/Select Value Fund (n)                                                                           4              72
  JNL/T.Rowe Price Established Growth Fund (n)                                                        4              71
  JNL/T.Rowe Price Value Fund (n)                                                                     5              73
                                                                                                                    420
Fixed Income Funds - 54.5%
  JNL/PIMCO Total Return Bond Fund (n)                                                               25             292
  JNL/Salomon Brothers High Yield Bond Fund (n)                                                       7              59
  JNL/Salomon Brothers Strategic Bond Fund (n)                                                       11             117
  JNL/Salomon Brothers U.S. Government & Quality Bond Fund (n)                                       16             175
                                                                                                                    643
Money Market Fund - 10.0%
  JNL/Select Money Market Fund, 4.20% (a) (n)                                                       118             118

  Total Mutual Funds (cost $1,175)                                                                                1,181

Total Investments - 100.0% (cost $1,175)                                                                          1,181

Other Assets and Liabilities, Net - 0.0%                                                                              0

Total Net Assets - 100%                                                                                          $1,181

JNL/Salomon Brothers High Yield Bond Fund
Common Stocks - 0.4%
Beverages - 0.0%
  Mirant Corp. (b)                                                                                    -              $7


Chemicals - 0.0%
  Applied Extrusion Technologies Inc. (b) (l) (p)                                                     3              23


Computers - 0.0%
  Axiohm Transaction Solutions Inc. (b) (p)                                                           1               -


Environmental Control - 0.1%
  Home Interior Gift Inc. (b) (p)                                                                   429             116


Food - 0.0%
  VFB LLC (b) (p)                                                                                    79               2


Home Furnishings - 0.0%
  Mattress Discounters Corp. (b) (p)                                                                  1               -


Household Products - 0.0%
  ContinentalAFA Dispensing Co. (b) (p)                                                               4              24


Machinery - 0.0%
  Terex Corp. (b)                                                                                     -              20


Media - 0.0%
  Liberty Global Inc. (b)                                                                             2              42
  Liberty Global Inc. - Class A (b)                                                                   2              44
                                                                                                                     86
Telecommunications - 0.1%
  Manitoba Telecom Services Inc.                                                                      1              19
  NTL Inc. (b)                                                                                       12             335
                                                                                                                    354
Wireless Telecommunications - 0.2%
  American Tower Corp. (b)                                                                           16             494

  Total Common Stocks (cost $1,105)                                                                               1,126

Warrants - 0.0%
Retail - 0.0%
  Mattress Discounters Corp., Strike Price $0.01, Expiring 07/15/07 (e) (p)                           -               -

Textiles - 0.0%
  Pillowtex Corp., Strike Price $28.99, Expiring 11/24/09 (p)                                         1               -

  Total Warrants (cost $0)                                                                                            -

Corporate Bonds - 95.5%
Advertising - 1.1%
  RH Donnelley Corp., 6.88%, 01/15/13 (e)                                                          $200             187
  RH Donnelley Corp., 6.88%, 01/15/13 (e)                                                           125             117
  RH Donnelley Corp., 8.88%, 01/15/16 (e)                                                         1,200           1,248
  RH Donnelley Finance Corp. I, 10.88%, 12/15/12 (e)                                              1,075           1,191
  Vertis Inc., 9.75%, 04/01/09                                                                      500             513
                                                                                                                  3,256
Aerospace & Defense - 2.2%
  Alliant Techsystems Inc., 6.75%, 04/01/16 (l)                                                     860             871
  DRS Technologies Inc., 6.63%, 02/01/16                                                            470             468
  L-3 Communications Corp., 7.63%, 06/15/12                                                         650             671
  L-3 Communications Corp., 6.13%, 07/15/13                                                       1,000             975
  Moog Inc., 6.25%, 01/15/15                                                                      1,100           1,084
  Sequa Corp., 8.88%, 04/01/08                                                                      196             204
  Sequa Corp., 9.00%, 08/01/09                                                                    2,150           2,300
  Stellex Aerostructures Inc., 9.50%, 11/01/07 (i) (p)                                              125               -
                                                                                                                  6,573
Airlines - 0.4%
  American Airlines Inc., 7.80%, 10/01/06                                                           445             446
  Continental Airlines Inc., 6.54%, 09/15/08                                                         10               9
  United AirLines Inc., 6.20%, 09/01/08                                                             786             778
                                                                                                                  1,233
Alternative Energy - 1.2%
  AES China Generating Co., 8.25%, 06/26/10                                                         115             117
  NRG Energy Inc., 7.25%, 02/01/14                                                                  525             534
  NRG Energy Inc., 7.38%, 02/01/16                                                                2,825           2,884
                                                                                                                  3,535
Apparel - 0.7%
  Levi Strauss & Co., 9.28%, 04/01/12 (g)                                                           225             233
  Levi Strauss & Co., 12.25%, 12/15/12                                                              230             261
  Levi Strauss & Co., 9.75%, 01/15/15                                                               975           1,026
  Oxford Industries Inc., 8.88%, 06/01/11                                                           550             567
                                                                                                                  2,087
Auto Manufacturers - 1.9%
  Ford Motor Co., 6.63%, 10/01/28                                                                   200             134
  Ford Motor Co., 7.45%, 07/16/31 (l)                                                             4,500           3,341
  Ford Motor Co., 8.90%, 01/15/32                                                                   400             314
  General Motors Corp., 8.25%, 07/15/23                                                             700             504
  General Motors Corp., 8.38%, 07/15/33 (l)                                                       2,120           1,553
                                                                                                                  5,846
Auto Parts & Equipment - 1.1%
  Breed Technologies Inc., 9.25%, 04/15/08 (i) (p)                                                  100               -
  Keystone Automotive Operations Inc., 9.75%, 11/01/13                                               50              44
  NationsRent Cos. Inc., 9.50%, 05/01/15                                                            480             518
  TRW Automotive Inc., 9.38%, 02/15/13                                                              241             261
  TRW Automotive Inc., 11.00%, 02/15/13 (l)                                                       1,650           1,843
  Visteon Corp., 8.25%, 08/01/10                                                                    870             718
                                                                                                                  3,384
Building Materials - 1.5%
  Associated Materials Inc., 9.75%, 04/15/12                                                        280             291
  Associated Materials Inc., (Step-Up Bond), 11.25%, 03/01/14 (d) (l)                             2,025           1,164
  Nortek Inc., 8.50%, 09/01/14 (l)                                                                2,150           2,188
  Ply Gem Industries Inc., 9.00%, 02/15/12                                                          825             767
                                                                                                                  4,410
Chemicals - 4.6%
  Borden Chemicals & Plastics, 9.50%, 05/01/10 (i) (p)                                               85               1
  Equistar Chemicals LP/Equistar Funding Corp., 10.13%, 09/01/08                                  1,000           1,063
  Equistar Chemicals LP/Equistar Funding Corp., 10.63%, 05/01/11                                  2,075           2,246
  FMC Corp., 7.75%, 07/01/11                                                                         75              78
  Huntsman International LLC, 9.88%, 03/01/09                                                     2,500           2,613
  IMC Global Inc., 10.88%, 06/01/08                                                                 500             546
  Innophos Inc., (Step-Up Bond), 8.88%, 08/15/14 (d)                                              1,125           1,170
  Lyondell Chemical Co., 9.50%, 12/15/08                                                            353             367
  Lyondell Chemical Co., 11.13%, 07/15/12                                                           100             110
  Montell Finance Co. BV, 8.10%, 03/15/27 (e)                                                     1,530           1,484
  Nalco Co., 8.88%, 11/15/13                                                                      2,000           2,080
  NewMarket Corp., 8.88%, 05/01/10                                                                   95              99
  Resolution Performance Products Inc., 13.50%, 11/15/10                                            975           1,042
  Resolution Performance Products LLC/RPP Capital Corp., 8.00%, 12/15/09                            100             103
  Resolution Performance Products LLC/RPP Capital Corp., 9.50%, 04/15/10                            350             364
  Union Carbide Chemical & Plastics Co. Inc., 7.88%, 04/01/23                                       200             216
  Union Carbide Corp., 6.70%, 04/01/09                                                              100             101
  Westlake Chemical Corp., 6.63%, 01/15/16 (l)                                                      700             692
                                                                                                                 14,375
Coal - 0.3%
  Peabody Energy Corp., 6.88%, 03/15/13                                                             750             761


Commercial Services - 1.7%
  Allied Security Escrow Corp., 11.38%, 07/15/11                                                    775             736
  Brand Services Inc., 12.00%, 10/15/12                                                              75              80
  Cenveo Corp., 9.63%, 03/15/12                                                                     550             592
  Cenveo Corp., 7.88%, 12/01/13                                                                     825             806
  Iron Mountain Inc., 8.25%, 07/01/11                                                               750             758
  Iron Mountain Inc., 8.63%, 04/01/13                                                             1,225           1,274
  Iron Mountain Inc., 7.75%, 01/15/15                                                               575             579
  Iron Mountain Inc., 6.63%, 01/01/16                                                               225             212
                                                                                                                  5,037
Computers - 0.8%
  Sungard Data Systems Inc., 9.13%, 08/15/13 (e) (l)                                                400             423
  Sungard Data Systems Inc., 10.25%, 08/15/15 (e) (l)                                             1,115           1,173
  Unisys Corp., 6.88%, 03/15/10                                                                     525             511
  Unisys Corp., 8.00%, 10/15/12                                                                     450             442
                                                                                                                  2,549
Cosmetics & Personal Care - 0.3%
  DEL Laboratories Inc., 8.00%, 02/01/12 (l)                                                      1,000             810


Distribution & Wholesale - 0.2%
  Asbury Automotive Group Inc., 9.00%, 06/15/12                                                     575             587


Diversified Financial Services - 8.2%
  Airplanes Pass Through Trust, 10.88%, 03/15/12 (i) (p)                                            123               -
  Alamosa Delaware Inc., 12.00%, 07/31/09                                                         1,427           1,538
  Alamosa Delaware Inc., 8.50%, 01/31/12                                                          1,500           1,616
  BCP Crystal US Holdings Corp., 9.63%, 06/15/14                                                  1,170           1,296
  Carrols Corp., 9.00%, 01/15/13                                                                    700             704
  Case Credit Corp., 6.75%, 10/21/07                                                                250             251
  CCM Merger Inc., 8.00%, 08/01/13 (e) (l)                                                        1,225           1,219
  CitiSteel USA Inc., 12.48%, 09/01/10 (e) (g)                                                      125             128
  Contifinancial Corp. Liquidating Trust, 0.00%, 06/15/10 (p)                                       115               -
  E*Trade Financial Corp., 7.38%, 09/15/13                                                          170             173
  Ford Motor Credit Co., 6.63%, 06/16/08                                                          1,920           1,817
  Ford Motor Credit Co., 7.88%, 06/15/10                                                            800             750
  General Motors Acceptance Corp., 6.88%, 08/28/12                                                1,060             978
  General Motors Acceptance Corp., 8.00%, 11/01/31 (l)                                            7,430           7,022
  Global Cash Access LLC/Global Cash Finance Corp., 8.75%, 03/15/12                                 325             349
  H&E Equipment Services LLC/H&E Finance Corp., 11.13%, 06/15/12                                  1,490           1,650
  Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.00%, 07/15/14                           213             219
  Kerzner International Ltd., 6.75%, 10/01/15                                                       565             595
  National Mentor Inc., 9.63%, 12/01/12                                                           1,250           1,413
  Rainbow National Services LLC, 8.75%, 09/01/12 (e)                                                590             628
  Rainbow National Services LLC, 10.38%, 09/01/14 (e)                                               260             291
  Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14                                             2,075           2,122
                                                                                                                 24,759
Diversified Machinery - 0.0%
  NMHG Holding Co., 10.00%, 05/15/09                                                                 75              79


E - Commerce - 0.4%
  FTD Inc., 7.75%, 02/15/14                                                                       1,281           1,271


Electric - 1.8%
  AES Corp., 8.75%, 06/15/08                                                                         50              52
  AES Corp., 9.50%, 06/01/09 (l)                                                                  2,700           2,909
  AES Corp., 9.38%, 09/15/10                                                                         50              55
  AES Corp., 8.88%, 02/15/11 (l)                                                                     25              27
  Edison Mission Energy, 10.00%, 08/15/08                                                           200             214
  Edison Mission Energy, 7.73%, 06/15/09                                                            125             128
  Edison Mission Energy, 9.88%, 04/15/11                                                            250             283
  Homer City Funding LLC, 8.73%, 10/01/26                                                            99             112
  Midwest Generation LLC, 8.56%, 01/02/16                                                           311             336
  Mirant North America LLC, 7.38%, 12/31/13 (e)                                                     925             944
  Mission Energy Holding Co., 13.50%, 07/15/08                                                      300             343
                                                                                                                  5,403
Electrical Components & Equipment - 0.0%
  Kinetek Inc., 10.75%, 11/15/06                                                                    100              98


Electronics - 0.0%
  Muzak LLC/Muzak Finance Corp., 10.00%, 02/15/09                                                    50              44


Engineering & Construction - 0.5%
  Corrections Corp., 6.75%, 01/31/14                                                              1,450           1,466


Entertainment - 3.0%
  AMC Entertainment Inc., 11.00%, 02/01/16 (e)                                                      875             903
  Choctaw Resort Development Enterprise, 7.25%, 11/15/19 (e)                                        975             980
  Echostar DBS Corp., 7.13%, 02/01/16 (e) (l)                                                       100              98
  Herbst Gaming Inc., 8.13%, 06/01/12                                                             1,400           1,454
  Isle of Capri Casinos Inc., 7.00%, 03/01/14                                                     1,300           1,284
  Pinnacle Entertainment Inc., 8.25%, 03/15/12                                                    1,500           1,571
  Pinnacle Entertainment Inc., 8.75%, 10/01/13                                                       75              81
  Rogers Cable Inc., 6.75%, 03/15/15                                                              1,570           1,601
  Scientific Games Corp., 6.25%, 12/15/12                                                           700             685
  Six Flags Inc., 9.75%, 04/15/13                                                                   500             504
                                                                                                                  9,161
Environmental Control - 0.8%
  Aleris International Inc., 10.38%, 10/15/10                                                        75              83
  Allied Waste North America, 9.25%, 09/01/12                                                        67              72
  Allied Waste North America, 7.88%, 04/15/13 (l)                                                 1,500           1,566
  Allied Waste North America, 6.13%, 02/15/14                                                       800             760
  Safety-Kleen Services, 9.50%, 06/01/08 (i)                                                        125               -
                                                                                                                  2,481
Food - 2.5%
  Del Monte Corp., 8.63%, 12/15/12                                                                2,000           2,113
  Delhaize America Inc., 9.00%, 04/15/31                                                          1,195           1,382
  Dole Food Co. Inc., 8.88%, 03/15/11                                                               250             248
  Dole Food Co. Inc., (Step-Up Bond), 8.75%, 07/15/13 (d)                                         1,200           1,179
  Pinnacle Foods Holding Corp., 8.25%, 12/01/13                                                   1,500           1,485
  United Agri Products, 8.25%, 12/15/11                                                           1,040           1,081
                                                                                                                  7,488
Forest Products & Paper - 3.1%
  Appleton Papers Inc., 8.13%, 06/15/11                                                           1,000           1,005
  Boise Cascade LLC, 7.13%, 10/15/14                                                              1,200           1,155
  Buckeye Technologies Inc., 8.00%, 10/15/10                                                         25              24
  Buckeye Technologies Inc., 8.50%, 10/01/13                                                      1,400           1,411
  Catalyst Paper Corp., 8.63%, 06/15/11                                                           1,475           1,482
  Domtar Inc., 5.38%, 12/01/13                                                                    1,505           1,234
  Graham Packaging Co. Inc., 9.88%, 10/15/14                                                        495             501
  NewPage Corp., 10.00%, 05/01/12                                                                   340             357
  NewPage Corp., 12.00%, 05/01/13                                                                 1,475           1,534
  Quebecor World Capital Corp., 8.75%, 03/15/16 (e)                                                 595             580
                                                                                                                  9,283
Healthcare Products - 0.8%
  Accellent Inc., 10.50%, 12/01/13                                                                  925             987
  Omega Healthcare Investors Inc., 7.00%, 01/15/16 (e)                                            1,375           1,375
                                                                                                                  2,362
Healthcare Services - 4.8%
  Ameripath Inc., 10.50%, 04/01/13                                                                   75              79
  Community Health Systems Inc., 6.50%, 12/15/12                                                    700             678
  DaVita Inc., 7.25%, 03/15/15                                                                    1,350           1,357
  Extendicare Health Services Inc., 9.50%, 07/01/10                                                  75              79
  HCA Inc., 6.25%, 02/15/13                                                                       1,700           1,649
  HCA Inc., 7.69%, 06/15/25                                                                       1,350           1,335
  IASIS Healthcare LLC/IASIS Capital Corp., 8.75%, 06/15/14 (l)                                   2,300           2,300
  Psychiatric Solutions Inc., 10.63%, 06/15/13                                                      800             894
  Psychiatric Solutions Inc., 7.75%, 07/15/15                                                       400             407
  Tenet Healthcare Corp., 7.38%, 02/01/13                                                           175             160
  Tenet Healthcare Corp., 9.88%, 07/01/14                                                         4,010           4,060
  Triad Hospitals Inc., 7.00%, 11/15/13 (l)                                                       1,600           1,576
                                                                                                                 14,574
Holding Companies - Diversified - 0.3%
  Basell AF SCA, 8.38%, 08/15/15 (e) (l)                                                            700             695
  JSG Funding Plc, 9.63%, 10/01/12                                                                  240             254
                                                                                                                    949
Home Builders - 0.8%
  K Hovnanian Enterprises Inc., 7.50%, 05/15/16                                                     800             789
  Ryland Group Inc., 9.13%, 06/15/11                                                              1,000           1,050
  Toll Corp., 8.25%, 02/01/11                                                                       500             521
                                                                                                                  2,360
Home Furnishings - 0.9%
  Norcraft Holdings Capital, (Step-Up Bond), 9.75%, 09/01/12 (d)                                    950             751
  Sealy Mattress Co., 8.25%, 06/15/14 (l)                                                         1,150           1,201
  Simmons Co., (Step-Up Bond), 10.00%, 12/15/14 (d) (l)                                           1,350             864
                                                                                                                  2,816
Household Products - 0.1%
  Spectrum Brands Inc., 8.50%, 10/01/13                                                             220             204


Investment Companies - 0.2%
  E*Trade Financial Corp., 7.88%, 12/01/15                                                          625             659


Leisure Time - 0.8%
  AMF Bowling Worldwide Inc., 10.00%, 03/01/10                                                      100             103
  Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/10                                      1,430           1,544
  Riddell Bell Holdings Inc., 8.38%, 10/01/12                                                       725             730
                                                                                                                  2,377
Lodging - 5.2%
  Boyd Gaming Corp., 7.75%, 12/15/12                                                              1,000           1,048
  Caesars Entertainment Inc., 8.88%, 09/15/08                                                     1,100           1,177
  Caesars Entertainment Inc., 8.13%, 05/15/11                                                     1,000           1,088
  Gaylord Entertainment Co., 6.75%, 11/15/14 (l)                                                  1,350           1,316
  Hilton Hotels Corp., 8.25%, 02/15/11                                                            1,000           1,082
  Las Vegas Sands Corp., 6.38%, 02/15/15                                                          1,125           1,080
  Mandalay Resort Group, 10.25%, 08/01/07 (l)                                                       750             789
  Mandalay Resort Group, 6.38%, 12/15/11                                                            500             492
  MGM Mirage, 9.75%, 06/01/07                                                                     2,000           2,083
  MGM Mirage, 8.50%, 09/15/10                                                                       500             535
  Starwood Hotels & Resorts Worldwide Inc., (Step-Up Bond), 7.88%, 05/01/12 (d)                   1,500           1,631
  Station Casinos Inc., 6.50%, 02/01/14 (l)                                                       1,000             988
  Station Casinos Inc., 6.88%, 03/01/16 (l)                                                       1,025           1,030
  Turning Stone Casino Resort Enterprise, 9.13%, 12/15/10 (e)                                     1,250           1,300
                                                                                                                 15,639
Machinery - 0.6%
  RathGibson Inc., 11.25%, 02/15/14 (e)                                                             725             758
  Terex Corp., 10.38%, 04/01/11                                                                     500             527
  Terex Corp., 7.38%, 01/15/14                                                                      625             641
                                                                                                                  1,926
Manufacturing - 0.6%
  Applied Extrusion Cumulative Deferred Coupon, 12.00%, 03/15/12                                      2               2
  Blount Inc., 8.88%, 08/01/12                                                                      650             676
  Invensys Plc, 9.88%, 03/15/11 (e) (l)                                                              50              53
  Jacuzzi Brands Inc., 9.63%, 07/01/10                                                              245             263
  Park-Ohio Industries Inc., 8.38%, 11/15/14                                                        725             683
                                                                                                                  1,677
Media - 8.7%
  Affinion Group Inc., 10.13%, 10/15/13 (e)                                                         465             472
  CanWest Media Inc., 8.00%, 09/15/12                                                             1,350           1,384
  CCH I Holdings LLC, 10.00%, 05/15/14                                                              173              87
  CCH I LLC, 11.00%, 10/01/15                                                                     3,454           2,871
  Charter Communications Holdings II LLC, 10.25%, 09/15/10                                        1,000             983
  Charter Communications Operating LLC, 8.00%, 04/30/12 (e)                                       1,000             995
  CSC Holdings Inc., 7.63%, 04/01/11                                                              2,500           2,513
  CSC Holdings Inc., 7.88%, 02/15/18                                                              1,000           1,001
  Dex Media East LLC, 12.13%, 11/15/12                                                            1,494           1,707
  Dex Media West LLC, 9.88%, 08/15/13                                                             1,074           1,188
  DirecTV Holdings LLC, 6.38%, 06/15/15                                                             425             420
  DirecTV Holdings LLC, 8.38%, 03/15/13                                                           1,365           1,457
  Echostar DBS Corp., 6.38%, 10/01/11                                                             2,000           1,955
  Echostar DBS Corp., 6.63%, 10/01/14                                                               775             749
  Houghton Mifflin Co., 8.25%, 02/01/11                                                             270             279
  Houghton Mifflin Co., 9.88%, 02/01/13                                                           1,340           1,441
  Lodgenet Entertainment Corp., 9.50%, 06/15/13                                                   1,195           1,291
  Mediacom Broadband LLC, 11.00%, 07/15/13                                                           50              53
  Primedia Inc., 8.88%, 05/15/11                                                                    815             795
  Radio One Inc., 8.88%, 07/01/11                                                                    25              26
  Radio One Inc., 6.38%, 02/15/13                                                                 1,300           1,235
  Rogers Cable Inc., 6.25%, 06/15/13 (l)                                                          1,000             990
  Rogers Cable Inc., 8.75%, 05/01/32                                                                 25              30
  Sinclair Broadcast Group Inc., 8.00%, 03/15/12                                                  1,655           1,687
  Videotron Ltee, 6.38%, 12/15/15                                                                   700             685
  Yell Finance BV, (Step-Up Bond), 13.50%, 08/01/11 (d)                                              33              34
                                                                                                                 26,328
Metal Fabrication & Hardware - 0.6%
  Metals USA Inc., 11.13%, 12/01/15 (e)                                                             210             231
  Mueller Group Inc., 10.00%, 05/01/12                                                               90              99
  Mueller Holdings Inc., (Step-Up Bond), 14.75%, 04/15/14 (d)                                     2,000           1,630
                                                                                                                  1,960
Mining - 0.3%
  Alpha Natural Resources LLC, (Step-Up Bond), 10.00%, 06/01/12 (d)                                 745             820


Office & Business Equipment - 1.3%
  Abitibi-Consolidated Co., 8.38%, 04/01/15 (l)                                                     925             902
  IKON Office Solutions Inc., 7.75%, 09/15/15                                                       525             542
  Xerox Capital Trust I, 8.00%, 02/01/27 (l)                                                        800             828
  Xerox Corp., 7.63%, 06/15/13                                                                      500             526
  Xerox Corp., 6.40%, 03/15/16                                                                    1,100           1,092
                                                                                                                  3,890
Oil & Gas - 4.7%
  Belden & Blake Corp., 8.75%, 07/15/12                                                             570             587
  Chesapeake Energy Corp., 7.00%, 08/15/14 (l)                                                      500             511
  Chesapeake Energy Corp., 6.63%, 01/15/16                                                          200             200
  Chesapeake Energy Corp., 6.25%, 01/15/18                                                        1,950           1,906
  Exco Resources Inc., 7.25%, 01/15/11                                                            1,275           1,269
  Houston Exploration Co., 7.00%, 06/15/13                                                          700             679
  Kerr-McGee Corp., 7.88%, 09/15/31                                                                 560             640
  Magnum Hunter Resources Inc., 9.60%, 03/15/12                                                      81              87
  Pioneer Natural Resources Co., 5.90%, 07/15/16                                                  1,000             948
  Pogo Producing Co., 6.88%, 10/01/17                                                             1,510           1,491
  Pride International Inc., 7.38%, 07/15/14                                                       2,000           2,100
  Stone Energy Corp., 8.25%, 12/15/11 (l)                                                           890             894
  Vintage Petroleum Inc., 7.88%, 05/15/11 (l)                                                       850             884
  Vintage Petroleum Inc., 8.25%, 05/01/12                                                           500             532
  Whiting Petroleum Corp., 7.25%, 05/01/12                                                          825             822
  Whiting Petroleum Corp., 7.00%, 02/01/14                                                          625             618
                                                                                                                 14,168
Oil & Gas Services - 0.5%
  Dresser-Rand Group Inc., (Step-Up Bond), 7.63%, 11/01/14 (d) (e)                                1,065           1,086
  Grant Prideco Inc., 6.13%, 08/15/15                                                               300             293
  Universal Compression Inc., 7.25%, 05/15/10                                                       200             203
                                                                                                                  1,582
Packaging & Containers - 2.7%
  Berry Plastics Corp., 10.75%, 07/15/12                                                          1,000           1,100
  Graphic Packaging International Corp., 9.50%, 08/15/13 (l)                                      2,250           2,104
  Jefferson Smurfit Corp. US, 8.25%, 10/01/12                                                       875             859
  Owens Brockway Glass Container Inc., 8.88%, 02/15/09                                            1,000           1,041
  Owens-Illinois Inc., 8.10%, 05/15/07                                                            1,000           1,018
  Plastipak Holdings Inc., 8.50%, 12/15/15 (e)                                                      360             367
  Pliant Corp., 11.13%, 09/01/09 (i)                                                                175             184
  Pliant Corp., 13.00%, 06/01/10 (i)                                                                400             164
  Radnor Holdings Corp., 11.00%, 03/15/10                                                           100              78
  Smurfit-Stone Container Enterprises Inc., 9.75%, 02/01/11                                         125             128
  Smurfit-Stone Container Enterprises Inc., 8.38%, 07/01/12 (l)                                   1,000             985
                                                                                                                  8,028
Pharmaceuticals - 1.6%
  Angiotech Pharmaceuticals Inc., 7.75%, 04/01/14 (e)                                               660             667
  Leiner Health Products Inc., 11.00%, 06/01/12                                                   1,150           1,128
  Omnicare Inc., 6.88%, 12/15/15                                                                    650             648
  Valeant Pharmaceuticals International, 7.00%, 12/15/11                                          1,250           1,238
  Warner Chilcott Corp., (Step-Up Bond), 9.25%, 02/01/15 (d) (e)                                  1,300           1,290
                                                                                                                  4,971
Pipelines - 6.2%
  ANR Pipeline Co., 9.63%, 11/01/21                                                               2,690           3,294
  Dynegy Holdings Inc., 9.88%, 07/15/10 (e)                                                         550             605
  Dynegy Holdings Inc., 6.88%, 04/01/11                                                           2,100           2,027
  Dynegy Holdings Inc., 10.13%, 07/15/13 (e)                                                      1,500           1,719
  Dynegy Holdings Inc., 7.13%, 05/15/18                                                              25              23
  Dynegy Holdings Inc., 7.63%, 10/15/26                                                             125             114
  El Paso Corp., 7.88%, 06/15/12                                                                  2,000           2,083
  El Paso Corp., 7.80%, 08/01/31                                                                  2,830           2,844
  El Paso Corp., 7.75%, 01/15/32                                                                    430             433
  SemGroup LP, 8.75%, 11/15/15 (e)                                                                  145             148
  Transcontinental Gas Pipe Line Corp., 8.88%, 07/15/12                                           1,500           1,710
  Williams Cos. Inc., 7.13%, 09/01/11                                                             1,000           1,028
  Williams Cos. Inc., (Step-Up Bond), 8.13%, 03/15/12 (d) (l)                                       500             537
  Williams Cos. Inc., 7.63%, 07/15/19                                                                50              53
  Williams Cos. Inc., 7.88%, 09/01/21                                                               200             215
  Williams Cos. Inc., (Step-Up Bond), 8.75%, 03/15/32 (d)                                         1,660           1,942
                                                                                                                 18,775
Real Estate - 0.8%
  Brookstone Co. Inc., 12.00%, 10/15/12 (e)                                                         850             782
  Host Marriott LP, 6.75%, 06/01/16 (e)                                                             750             749
  Kimball Hill Inc., 10.50%, 12/15/12 (e)                                                           810             770
                                                                                                                  2,301
Real Estate Investment Trusts - 1.4%
  Felcor Lodging LP, (Step-Up Bond), 9.00%, 06/01/11 (d)                                            700             767
  Host Marriott LP, 7.13%, 11/01/13 (l)                                                           2,075           2,111
  Host Marriott LP, 6.38%, 03/15/15 (l)                                                              75              74
  MeriStar Hospitality Corp., 9.13%, 01/15/11 (l)                                                 1,100           1,273
                                                                                                                  4,225
Retail - 2.7%
  Buffets Inc., 11.25%, 07/15/10                                                                     75              78
  CSK Auto Inc., 7.00%, 01/15/14                                                                    925             881
  Denny's Corp/Denny's Holdings Inc., 10.00%, 10/01/12                                              625             645
  Doane Pet Care Co., 10.75%, 03/01/10                                                            1,200           1,299
  EPL Finance Corp., 11.75%, 11/15/13 (e)                                                           170             174
  Inergy LP/Inergy Finance Corp., 8.25%, 03/01/16 (e)                                               700             718
  Jafra Cosmetics International Inc., 10.75%, 05/15/11                                               65              71
  JC Penney Co. Inc., 7.13%, 11/15/23 (l)                                                           500             537
  JC Penney Co. Inc., 7.40%, 04/01/37                                                             1,000           1,078
  Jean Coutu Group Inc., 8.50%, 08/01/14 (l)                                                      1,025             940
  Neiman-Marcus Group Inc., 10.38%, 10/15/15 (e) (l)                                                475             505
  Rite Aid Corp., 8.13%, 05/01/10                                                                   125             128
  Rite Aid Corp., 7.50%, 01/15/15                                                                   950             922
  Suburban Propane Partners LP, 6.88%, 12/15/13                                                     335             322
                                                                                                                  8,298
Savings & Loans - 0.1%
  Ford Motor Credit Co., 4.95%, 01/15/08                                                            300             279


Semiconductors - 0.9%
  Amkor Technology Inc., 9.25%, 02/15/08                                                          1,000           1,020
  Amkor Technology Inc., 7.75%, 05/15/13                                                          1,000             920
  MagnaChip Semiconductor SA, 8.00%, 12/15/14                                                       780             729
                                                                                                                  2,669
Telecommunications - 3.5%
  Centennial Communications Corp., 10.00%, 01/01/13                                                 600             623
  Cincinnati Bell Inc., 7.00%, 02/15/15                                                             530             525
  Hawaiian Telcom Communications Inc., 12.50%, 05/01/15 (e)                                         799             791
  Insight Midwest LP/Insight Capital Inc., 9.75%, 10/01/09                                          575             592
  Insight Midwest LP/Insight Capital Inc., 10.50%, 11/01/10                                         525             553
  Intelsat Subsidiary Holding Co. Ltd., 9.61%, 01/15/12 (g)                                         475             483
  NTL Cable Plc, 8.75%, 04/15/14                                                                    600             615
  Qwest Communications International Inc., (Step-Up Bond), 7.50%, 02/15/14 (d) (l)                  145             149
  Qwest Communications International Inc., 7.50%, 02/15/14                                          825             850
  Qwest Corp., 5.63%, 11/15/08 (l)                                                                1,500           1,489
  Qwest Corp., 7.50%, 06/15/23 (l)                                                                  615             625
  Qwest Corp., 6.88%, 09/15/33                                                                    2,915           2,798
  Zeus Special Sub, (Step-Up Bond), 9.25%, 02/01/15 (d) (e)                                         675             467
                                                                                                                 10,560
Telecommunications Equipment - 0.9%
  Lucent Technologies Inc., 6.45%, 03/15/29 (l)                                                   3,000           2,707


Transportation - 1.7%
  Grupo Transportacion Ferroviaria Mexicana SA DE CV, 9.38%, 05/01/12                               760             836
  Hertz Corp., 10.50%, 01/01/16 (e) (l)                                                           2,545           2,761
  Holt Group Inc., 9.75%, 01/15/11 (i) (p)                                                          125               -
  OMI Corp., 7.63%, 12/01/13                                                                        425             435
  Teekay Shipping Corp., 8.88%, 07/15/11                                                          1,100           1,210
                                                                                                                  5,242
Wireless Telecommunications - 3.5%
  American Tower Corp., 7.50%, 05/01/12                                                           2,750           2,881
  Centennial Cellular Operating Co., 10.13%, 06/15/13                                             1,200           1,311
  Nextel Communications Inc., 7.38%, 08/01/15                                                     2,550           2,674
  SBA Telecommunication, (Step-Up Bond), 9.75%, 12/15/11 (d)                                      2,152           2,055
  UbiquiTel Operating Co., 9.88%, 03/01/11                                                        1,425           1,557
                                                                                                                 10,478

  Total Corporate Bonds (cost $288,080)                                                                         288,801

Government Securities - 0.5%
U.S. Treasury Securities - 0.5%
  United States Treasury Strip, 4.94%, 11/15/27 (l)                                               4,380           1,481

  Total Government Securities (cost $1,543)                                                                       1,481

Short Term Investments - 17.2%
Money Market Funds - 0.2%
  Dreyfus Cash Management Plus Fund, 4.55% (a)                                                      550             550


Repurchase Agreement - 1.2%
  Repurchase Agreement with Merrill Lynch & Co. Inc., 4.78%,
  (Collateralized by $3,680 Federal Home Loan Bank, 4.56%, due 06/03/09,
   market value $3,675) acquired on 03/31/06, due 04/03/06 at $3,601                             $3,600           3,600


Securities Lending Collateral - 15.8%
  Mellon GSL Delaware Business Trust Collateral Fund                                             47,939          47,939

  Total Short Term Investments (cost $52,089)                                                                    52,089

Total Investments - 113.6% (cost $342,817)                                                                      343,497

Other Assets and Liabilities, Net -  (13.6%)                                                                   (41,227)

Total Net Assets - 100%                                                                                        $302,270

JNL/Salomon Brothers Strategic Bond Fund
Common Stocks - 0.5%
Chemicals - 0.0%
  Applied Extrusion Technologies Inc. (b) (l) (p)                                                     2             $16


Computers - 0.0%
  Axiohm Transaction Solutions Inc. (b) (p)                                                           1               -


Environmental Control - 0.0%
  Home Interior Gift Inc. (b) (p)                                                                   491             132


Food - 0.0%
  VFB LLC (b) (p)                                                                                    79               2


Household Products - 0.0%
  ContinentalAFA Dispensing Co. (b) (p)                                                               9              47


Media - 0.1%
  Liberty Global Inc. (b)                                                                             6             122
  Liberty Global Inc. - Class A (b)                                                                   6             127
                                                                                                                    249
Telecommunications - 0.2%
  NTL Inc. (b)                                                                                       24             711


Wireless Telecommunications - 0.2%
  American Tower Corp. (b)                                                                           23             710

  Total Common Stocks (cost $1,393)                                                                               1,867

Preferred Stocks - 0.1%
Diversified Financial Services - 0.1%
  MUFG Capital Finance 1 Ltd., 6.35%, 07/25/49                                                      360             354


Holding Companies - Diversified - 0.0%
  TCR Holdings - Class B (p)                                                                          -               -
  TCR Holdings - Class C (p)                                                                          -               -
  TCR Holdings - Class D (p)                                                                          1               -
  TCR Holdings - Class E (p)                                                                          1               -
                                                                                                                      -
  Total Preferred Stocks (cost $360)                                                                                354

Rights - 0.0%
Sovereign - 0.0%
  Republic of Venezuela, Strike Price $26.00, 04/15/20                                                4             126

  Total Rights (cost $0)                                                                                            126

Warrants - 0.0%
Textiles - 0.0%
  Pillowtex Corp., Strike Price $28.99, Expiring 11/24/09 (p)                                         -               -

Sovereign - 0.0%
  United Mexican States, Strike Price $25.00, Expiring 10/10/06 (b)                                   -              17


  Total Warrants (cost $0)                                                                                            -

Corporate Bonds - 37.3%
Advertising - 0.3%
  Advanstar Communications Inc., 10.75%, 08/15/10                                                   175             190
  Interep National Radio Sales Inc., 10.00%, 07/01/08                                               100              84
  RH Donnelley Corp., 6.88%, 01/15/13 (e) (f)                                                       125             117
  RH Donnelley Corp., 6.88%, 01/15/13 (e) (f)                                                        75              70
  RH Donnelley Corp., 8.88%, 01/15/16 (e) (f)                                                       350             364
  RH Donnelley Finance Corp. I, 10.88%, 12/15/12 (e) (f)                                            175             194
  Vertis Inc., 9.75%, 04/01/09                                                                      175             179
                                                                                                                  1,198
Aerospace & Defense - 0.3%
  Argo-Tech Corp., 9.25%, 06/01/11                                                                  175             185
  DRS Technologies Inc., 7.63%, 02/01/18                                                             50              52
  L-3 Communications Corp., 7.63%, 06/15/12                                                         200             207
  Moog Inc., 6.25%, 01/15/15                                                                        150             148
  Sequa Corp., 8.88%, 04/01/08 (f)                                                                  250             260
  Sequa Corp., 9.00%, 08/01/09 (f)                                                                  125             133
                                                                                                                    985
Agriculture - 0.1%
  Hines Nurseries Inc., 10.25%, 10/01/11                                                            200             196


Airlines - 0.0%
  Continental Airlines Inc., 6.54%, 09/15/08                                                         25              24


Alternative Energy - 0.2%
  NRG Energy Inc., 7.25%, 02/01/14                                                                  100             102
  NRG Energy Inc., 7.38%, 02/01/16                                                                  485             495
                                                                                                                    597
Apparel - 0.1%
  Levi Strauss & Co., 9.28%, 04/01/12 (g)                                                            50              52
  Levi Strauss & Co., 12.25%, 12/15/12                                                              125             142
  Levi Strauss & Co., 9.75%, 01/15/15                                                                75              79
                                                                                                                    273
Asset Backed Securities - 4.7%
  ACE Securities Corp., 4.99%, 01/25/36 (g)                                                       3,600           3,603
  Countrywide Home Equity Loan Trust, 5.06%, 12/31/49 (g) (p)                                     3,500           3,500
  Indymac Index Mortgage Loan Trust, 5.04%, 05/25/46 (g)                                          2,500           2,500
  Morgan Stanley Mortgage Loan Trust, 5.92%, 03/25/36, (c) (p)                                    3,600           3,613
  SACO I Inc., 4.99%, 02/25/34 (f) (g) (p)                                                        3,500           3,500
                                                                                                                 16,716
Auto Manufacturers - 0.6%
  DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08                                                 655             635
  DaimlerChrysler NA Holding Corp., 5.90%, 03/15/11                                                 500             498
  Ford Motor Co., 6.63%, 10/01/28                                                                   100              67
  Ford Motor Co., 7.45%, 07/16/31 (l)                                                               950             705
  General Motors Corp., 8.25%, 07/15/23 (l)                                                          50              36
  General Motors Corp., 8.38%, 07/15/33 (l)                                                         410             300
                                                                                                                  2,241
Auto Parts & Equipment - 0.1%
  Breed Technologies Inc., 9.25%, 04/15/08 (i) (p)                                                  250               -
  Dura Operating Corp., 8.63%, 04/15/12                                                              60              49
  Tenneco Inc., 10.25%, 07/15/13                                                                    100             111
  TRW Automotive Inc., 9.38%, 02/15/13                                                              179             194
                                                                                                                    354
Banks - 3.0%
  Aiful Corp., 5.00%, 08/10/10 (e)                                                                  550             532
  Bank of America Corp., 7.40%, 01/15/11                                                          1,375           1,486
  Citigroup Inc., 4.13%, 02/22/10                                                                 1,840           1,760
  Corp Andina de Fomento, 6.88%, 03/15/12                                                         1,050           1,111
  Credit Suisse USA Inc., 4.88%, 08/15/10                                                           360             351
  Goldman Sachs Group LP, 4.50%, 06/15/10                                                           730             704
  Morgan Stanley, 4.75%, 04/01/14                                                                 1,875           1,749
  Shinsei Finance Cayman Ltd., 6.42%, 07/20/48 (e) (f)                                              500             492
  Wachovia Corp., 5.25%, 08/01/14                                                                 1,730           1,679
  Wells Fargo & Co., 4.20%, 01/15/10                                                              1,650           1,584
                                                                                                                 11,448
Building Materials - 0.1%
  Associated Materials Inc., (Step-Up Bond), 11.25%, 03/01/14 (d) (f)                               350             201
  Nortek Inc., 8.50%, 09/01/14 (l)                                                                  100             102
                                                                                                                    303
Chemicals - 0.5%
  Borden Chemicals & Plastics, 9.50%, 05/01/10 (i) (p)                                              140               2
  Equistar Chemicals LP, 10.63%, 05/01/11                                                           175             189
  Huntsman International LLC, 10.13%, 07/01/09                                                      152             156
  Huntsman International LLC, (Step-Up Bond), 8.13%, 01/01/15 (d) (e)                                50              51
  Lyondell Chemical Co., 11.13%, 07/15/12 (l)                                                       225             247
  Methanex Corp., 8.75%, 08/15/12                                                                   175             191
  Millennium America Inc., 9.25%, 06/15/08                                                          250             254
  NewMarket Corp., 8.88%, 05/01/10                                                                  225             233
  OM Group Inc., 9.25%, 12/15/11                                                                    175             181
  Resolution Performance Products Inc., 13.50%, 11/15/10 (f)                                        125             134
  Resolution Performance Products LLC, 9.50%, 04/15/10 (l)                                          100             104
  Westlake Chemical Corp., 6.63%, 01/15/16 (l)                                                      150             148
                                                                                                                  1,890
Comercial Mortgage Backed Securities - 0.2%
  Commercial Mortgage Asset Trust, 7.35%, 01/17/32                                                  400             444
  Commercial Mortgage Pass Through Certificates, 5.75%, 11/15/15 (e) (g)                            224             225
                                                                                                                    669
Commercial Services - 0.7%
  Allied Security Escrow Corp., 11.38%, 07/15/11                                                     75              71
  Brand Services Inc., 12.00%, 10/15/12                                                             100             107
  Cadmus Communications Corp., 8.38%, 06/15/14                                                      175             176
  Cenveo Corp., 9.63%, 03/15/12                                                                      75              81
  Cenveo Corp., 7.88%, 12/01/13                                                                     150             147
  Corrections Corp., 6.25%, 03/15/13                                                                100              98
  Iron Mountain Inc., 7.75%, 01/15/15                                                               350             353
  Resona Preferred Global Securities Cayman Ltd., 7.20%, 12/31/49 (e) (f)                           500             522
  Waste Management Inc., 6.38%, 11/15/12                                                            850             882
                                                                                                                  2,437
Computers - 0.4%
  Electronic Data Systems Corp., 7.13%, 10/15/09                                                    840             882
  Seagate Technology HDD Holdings, 8.00%, 05/15/09 (f)                                              125             130
  Sungard Data Systems Inc., 9.13%, 08/15/13 (e)                                                     75              79
  Unisys Corp., 8.00%, 10/15/12 (l)                                                                 200             197
                                                                                                                  1,288
Cosmetics & Personal Care - 0.0%
  DEL Laboratories Inc., 8.00%, 02/01/12 (l)                                                        150             122


Distribution & Wholesale - 0.0%
  Buhrmann US Inc., 7.88%, 03/01/15                                                                 100             101
  Spectrum Brands Inc., 7.38%, 02/01/15 (f)                                                          63              55
                                                                                                                    156
Diversified Financial Services - 6.2%
  Airplanes Pass Through Trust, 10.88%, 03/15/12 (i) (p)                                            247               -
  Alamosa Delaware Inc., 11.00%, 07/31/10                                                           161             179
  BCP Crystal US Holdings Corp., 9.63%, 06/15/14                                                     97             107
  Carrols Corp., 9.00%, 01/15/13 (l)                                                                175             176
  CCM Merger Inc., 8.00%, 08/01/13 (e)                                                              125             124
  Contifinancial Corp. Liquidating Trust, 0.00%, 06/15/10 (p)                                       230               -
  Ford Motor Credit Co., 6.63%, 06/16/08                                                            150             142
  Ford Motor Credit Co., 7.38%, 10/28/09                                                          1,930           1,814
  Ford Motor Credit Co., 7.88%, 06/15/10                                                          1,375           1,289
  General Electric Capital Corp., 4.13%, 09/01/09                                                 1,830           1,764
  General Motors Acceptance Corp., 6.13%, 08/28/07                                                2,900           2,813
  General Motors Acceptance Corp., 7.25%, 03/02/11                                                   25              24
  General Motors Acceptance Corp., 6.88%, 09/15/11                                                1,025             955
  General Motors Acceptance Corp., 6.75%, 12/01/14 (l)                                              465             419
  General Motors Acceptance Corp., 8.00%, 11/01/31 (l)                                               75              71
  Hexion US Finance Corp., 9.00%, 07/15/14                                                          275             283
  HSBC Finance Capital Trust IX, 5.91%, 11/30/35                                                  2,000           1,962
  JPMorgan Chase & Co., 6.63%, 03/15/12                                                           1,168           1,228
  JPMorgan Chase & Co., 5.13%, 09/15/14                                                           1,280           1,230
  Kerzner International Ltd., 6.75%, 10/01/15                                                       100             105
  Lehman Brothers Holdings E-Capital Trust I, 5.55%, 08/19/65 (e) (g)                               330             331
  Lehman Brothers Holdings Inc., 4.00%, 01/22/08                                                    500             489
  Lehman Brothers Holdings Inc., 4.50%, 07/26/10                                                    400             386
  MBNA Corp., 6.25%, 01/17/07                                                                       275             277
  MBNA Corp., 4.63%, 09/15/08                                                                       675             665
  National Mentor Inc., 9.63%, 12/01/12                                                             175             198
  Rainbow National Services LLC, 10.38%, 09/01/14 (e) (f)                                           125             140
  Texas Industries Inc., 7.25%, 07/15/13                                                            100             103
  TRAINS, 7.65%, 06/15/15 (e) (l)                                                                 4,460           4,511
  Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14                                               400             409
                                                                                                                 22,194
Diversified Machinery - 0.0%
  Case New Holland Inc., 9.25%, 08/01/11                                                             25              27


E - Commerce - 0.0%
  FTD Inc., 7.75%, 02/15/14                                                                         170             169


Electric - 1.7%
  AES Corp., 9.38%, 09/15/10                                                                        250             273
  AES Corp., 8.88%, 02/15/11                                                                         50              54
  AES Corp., 7.75%, 03/01/14 (l)                                                                    200             210
  Duke Energy Corp., 4.20%, 10/01/08                                                                800             776
  Duke Energy Corp., 5.63%, 11/30/12                                                                270             270
  Edison Mission Energy, 7.73%, 06/15/09                                                             25              26
  Edison Mission Energy, 9.88%, 04/15/11                                                            325             367
  Exelon Corp., 5.63%, 06/15/35                                                                     950             862
  FirstEnergy Corp., 6.45%, 11/15/11                                                                510             528
  FirstEnergy Corp., 7.38%, 11/15/31                                                              1,090           1,211
  Inergy LP/Inergy Finance Corp., 6.88%, 12/15/14                                                   150             143
  Mirant Americas Generation LLC, 8.30%, 05/01/11                                                   300             311
  Pacific Gas & Electric Co., 6.05%, 03/01/34                                                       530             518
  TXU Electric Delivery Co., 6.38%, 01/15/15                                                        340             350
                                                                                                                  5,899
Electrical Components & Equipment - 0.2%
  Dominion Resources Inc., 5.70%, 09/17/12                                                          890             882


Electronics - 0.0%
  Muzak LLC/Muzak Finance Corp., 10.00%, 02/15/09                                                    75              65
  Muzak LLC/Muzak Finance Corp., 9.88%, 03/15/09                                                    125              68
                                                                                                                    133
Entertainment - 0.4%
  AMC Entertainment Inc., 11.00%, 02/01/16 (e)                                                      175             181
  Cinemark Inc., (Step-Up Bond), 9.75%, 03/15/14 (d) (f)                                            325             249
  Echostar DBS Corp., 7.13%, 02/01/16 (e)                                                            25              25
  Herbst Gaming Inc., 8.13%, 06/01/12                                                               175             182
  Isle of Capri Casinos Inc., 7.00%, 03/01/14                                                       250             247
  Mohegan Tribal Gaming Authority, 7.13%, 08/15/14                                                   75              76
  Mohegan Tribal Gaming Authority, 6.88%, 02/15/15                                                  100              99
  Penn National Gaming Inc., 6.88%, 12/01/11                                                         50              51
  Penn National Gaming Inc., 6.75%, 03/01/15                                                        225             224
  Pinnacle Entertainment Inc., 8.75%, 10/01/13                                                      175             188
  Six Flags Inc., 9.75%, 04/15/13 (f)                                                                75              76
                                                                                                                  1,598
Environmental Control - 0.1%
  Aleris International Inc., 10.38%, 10/15/10                                                       150             165
  Allied Waste North America, 8.50%, 12/01/08                                                       100             105
  Allied Waste North America, 9.25%, 09/01/12                                                       100             108
  Safety-Kleen Services, 9.50%, 06/01/08 (i)                                                        375               -
                                                                                                                    378
Food - 0.3%
  Ahold Lease USA Inc., 7.82%, 01/02/20                                                              45              47
  Del Monte Corp., (Step-Up Bond), 8.63%, 12/15/12 (d)                                              250             264
  Dole Food Co. Inc., 7.25%, 06/15/10                                                                50              47
  Dole Food Co. Inc., 8.88%, 03/15/11                                                                25              25
  Dole Food Co. Inc., (Step-Up Bond), 8.75%, 07/15/13 (d)                                           225             221
  Pinnacle Foods Holding Corp., 8.25%, 12/01/13                                                     175             173
  United Agri Products, (Step-Up Bond), 8.25%, 12/15/11 (d)                                         199             207
                                                                                                                    984
Forest Products & Paper - 0.7%
  Blue Ridge Paper Products Inc., 9.50%, 12/15/08 (l)                                               100              88
  Boise Cascade LLC, 7.13%, 10/15/14                                                                250             241
  Bowater Canada Finance, 7.95%, 11/15/11 (l)                                                       150             150
  Buckeye Technologies Inc., 9.25%, 09/15/08 (e) (l)                                                126             126
  Buckeye Technologies Inc., 8.00%, 10/15/10                                                         75              72
  Buckeye Technologies Inc., 8.50%, 10/01/13                                                         75              76
  Smurfit Capital Funding Plc, 7.50%, 11/20/25 (f)                                                  225             209
  Weyerhaeuser Co., 6.75%, 03/15/12                                                               1,520           1,582
                                                                                                                  2,544
Gas - 0.3%
  ChevronTexaco Capital Co., 3.50%, 09/17/07                                                        900             879
  Morgan Stanley Bank AG for OAO Gazprom, 9.63%, 03/01/13                                           100             118
                                                                                                                    997
Healthcare Products - 0.5%
  Accellent Inc., 10.50%, 12/01/13                                                                  175             187
  HCA Inc., 5.75%, 03/15/14                                                                       1,100           1,029
  HCA Inc., 7.19%, 11/15/15                                                                         175             178
  Omega Healthcare Investors Inc., 7.00%, 01/15/16 (e)                                              275             275
  Sybron Dental Specialties Inc., 8.13%, 06/15/12                                                   275             290
                                                                                                                  1,959
Healthcare Services - 0.6%
  Ameripath Inc., 10.50%, 04/01/13 (l)                                                              225             237
  DaVita Inc., 7.25%, 03/15/15 (l)                                                                  275             276
  Extendicare Health Services Inc., 9.50%, 07/01/10                                                 150             158
  Extendicare Health Services Inc., 6.88%, 05/01/14                                                  25              26
  Genesis HealthCare Corp., 8.00%, 10/15/13                                                         225             238
  IASIS Healthcare LLC/IASIS Capital Corp., 8.75%, 06/15/14                                         250             250
  Psychiatric Solutions Inc., 10.63%, 06/15/13                                                      100             112
  Psychiatric Solutions Inc., 7.75%, 07/15/15                                                       150             153
  Tenet Healthcare Corp., 7.38%, 02/01/13                                                           275             251
  Tenet Healthcare Corp., 9.88%, 07/01/14                                                            25              25
  Triad Hospitals Inc., 7.00%, 11/15/13                                                             250             246
                                                                                                                  1,972
Holding Companies - Diversified - 0.0%
  Nebco Evans Holding Co., 12.38%, 07/15/07 (i) (p)                                                 350               -


Home Equity Asset Backed Securities - 0.6%
  Asset Backed Securities Corp. Home Equity, 6.65%, 04/15/33 (g)                                    500             503
  Bear Stearns Asset Backed Securities NIM, 6.50%, 01/25/34 (e)                                       -               -
  Novastar Home Equity Loan, 6.44%, 02/25/34 (g)                                                    220             224
  Novastar Home Equity Loan, 5.79%, 06/25/34 (g)                                                    450             453
  Novastar Home Equity Loan, 7.82%, 10/25/35 (g)                                                    480             421
  Option One Mortgage Loan Trust, 8.32%, 05/25/34 (g)                                               380             369
  Residential Asset Securities Corp., 5.92%, 04/25/32 (g)                                           145             145
                                                                                                                  2,115
Home Furnishings - 0.1%
  Applica Inc., 10.00%, 07/31/08 (l)                                                                 39              37
  Sealy Mattress Co., 8.25%, 06/15/14 (l)                                                           175             183
                                                                                                                    220
Household Products - 0.1%
  Graphic Packaging International Corp., 8.50%, 08/15/11                                             75              74
  Playtex Products Inc., 9.38%, 06/01/11                                                            100             105
  Spectrum Brands Inc., 8.50%, 10/01/13 (f)                                                         125             114
                                                                                                                    294
Iron & Steel - 0.0%
  IPSCO Inc., 8.75%, 06/01/13                                                                        75              82


Leisure Time - 0.1%
  Leslie's Poolmart, 7.75%, 02/01/13                                                                100             101
  Riddell Bell Holdings Inc., 8.38%, 10/01/12 (f)                                                   125             125
                                                                                                                    226
Lodging - 0.6%
  Boyd Gaming Corp., 7.75%, 12/15/12                                                                225             236
  Boyd Gaming Corp., 6.75%, 04/15/14                                                                 25              25
  Caesars Entertainment Inc., 8.13%, 05/15/11                                                       125             136
  Chumash Casino & Resort Enterprise, (Step-Up Bond), 9.52%, 07/15/10 (d) (e)                        75              79
  Gaylord Entertainment Co., 6.75%, 11/15/14                                                        200             195
  HMH Properties Inc., 7.88%, 08/01/08                                                               34              34
  Las Vegas Sands Corp., 6.38%, 02/15/15 (l)                                                        225             216
  MGM Mirage, 6.75%, 09/01/12                                                                       375             375
  Starwood Hotels & Resorts Worldwide Inc., (Step-Up Bond), 7.88%, 05/01/12 (d)                     225             245
  Station Casinos Inc., 6.50%, 02/01/14                                                             100              99
  Station Casinos Inc., 6.88%, 03/01/16                                                             175             175
  Turning Stone Casino Resort Enterprise, 9.13%, 12/15/10 (e)                                       175             182
                                                                                                                  1,997
Machinery - 0.1%
  RathGibson Inc., 11.25%, 02/15/14 (e) (f)                                                         150             157
  Terex Corp., 10.38%, 04/01/11                                                                     175             185
  Terex Corp., 7.38%, 01/15/14                                                                       85              87
                                                                                                                    429
Manufactured Housing Asset Backed Securities - 0.3%
  Green Tree Financial Corp., 7.07%, 01/15/29                                                       621             634
  Mid-State Trust, 7.34%, 07/01/35                                                                  361             373
                                                                                                                  1,007
Manufacturing - 0.6%
  Applied Extrusion Cumulative Deferred Coupon, 12.00%, 03/15/12                                      1               1
  Blount Inc., 8.88%, 08/01/12                                                                       75              78
  Invensys Plc, 9.88%, 03/15/11 (e)                                                                 100             106
  Koppers Inc., 9.88%, 10/15/13                                                                      85              93
  Park-Ohio Industries Inc., 8.38%, 11/15/14                                                        100              94
  Tyco International Group SA, 6.13%, 11/01/08                                                    1,125           1,140
  Tyco International Group SA, 6.00%, 11/15/13                                                      590             593
                                                                                                                  2,105
Media - 3.1%
  Block Communications Inc., 8.25%, 12/15/15 (e)                                                    150             147
  CanWest Media Inc., 8.00%, 09/15/12                                                               279             286
  CBD Media Holdings LLC, 9.25%, 07/15/12                                                           100             102
  CCH I Holdings LLC, 10.00%, 05/15/14                                                              272             137
  CCH I Holdings LLC, (Step-Up Bond), 12.13%, 01/15/15 (d) (f)                                       75              33
  CCH I LLC, 11.00%, 10/01/15                                                                       467             388
  Charter Communications Operating LLC, 8.38%, 04/30/14 (e)                                         450             449
  Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13                                       975           1,097
  Comcast Corp., 6.50%, 01/15/15                                                                    810             830
  CSC Holdings Inc., 8.13%, 08/15/09                                                                150             155
  CSC Holdings Inc., (Step-Up Bond), 7.25%, 04/15/12 (d) (e)                                        250             244
  Dex Media West LLC/Dex Media Finance Co., 9.88%, 08/15/13                                         196             217
  DirecTV Holdings LLC, 6.38%, 06/15/15 (l)                                                         300             296
  DirecTV Holdings LLC/DirecTV Financing Co., 8.38%, 03/15/13                                       130             139
  Echostar DBS Corp., 6.63%, 10/01/14                                                               575             556
  Houghton Mifflin Co., (Step-Up Bond), 11.50%, 10/15/13 (d) (f)                                    125             107
  Liberty Media Corp., 7.88%, 07/15/09                                                            1,700           1,789
  Lodgenet Entertainment Corp., 9.50%, 06/15/13                                                     300             324
  Mediacom Broadband LLC, 11.00%, 07/15/13                                                          135             144
  Mediacom Broadband LLC, 8.50%, 10/15/15                                                           100              96
  News America Inc., 5.30%, 12/15/14 (l)                                                          1,350           1,299
  Nexstar Financial Holdings Inc., (Step-Up Bond), 11.38%, 04/01/13 (d) (f)                          75              62
  Radio One Inc., 8.88%, 07/01/11 (f)                                                               150             158
  Radio One Inc., 6.38%, 02/15/13 (f)                                                               125             119
  Rogers Cable Inc., 8.75%, 05/01/32 (f)                                                            250             296
  Sinclair Broadcast Group Inc., 8.75%, 12/15/11 (f)                                                 75              79
  Sinclair Broadcast Group Inc., 8.00%, 03/15/12 (f)                                                200             203
  Time Warner Inc., 7.63%, 04/15/31                                                               1,175           1,280
  Videotron Ltee, 6.38%, 12/15/15                                                                   125             121
  Yell Finance BV, 10.75%, 08/01/11                                                                  50              53
                                                                                                                 11,206
Metal Fabrication & Hardware - 0.1%
  Mueller Group Inc., 10.00%, 05/01/12                                                              150             164
  Mueller Holdings Inc., (Step-Up Bond), 14.75%, 04/15/14 (d) (f)                                    50              41
                                                                                                                    205
Office & Business Equipment - 0.2%
  Abitibi-Consolidated Co., 8.38%, 04/01/15 (l)                                                     300             293
  IKON Office Solutions Inc., 7.75%, 09/15/15                                                       100             103
  Xerox Capital Trust I, 8.00%, 02/01/27                                                            275             285
                                                                                                                    681
Office Furnishings - 0.1%
  Interface Inc., 10.38%, 02/01/10                                                                  125             137
  Interface Inc., 9.50%, 02/01/14                                                                    50              51
  Tempur-Pedic Inc. and Tempur Production USA Inc., 10.25%, 08/15/10 (e)                            130             139
                                                                                                                    327
Oil & Gas - 2.9%
  Amerada Hess Corp., 7.30%, 08/15/31                                                               780             868
  Anadarko Finance Co., 7.50%, 05/01/31                                                             740             860
  Chaparral Energy Inc., 8.50%, 12/01/15 (e)                                                        225             234
  Chesapeake Energy Corp., 6.63%, 01/15/16                                                          275             274
  Chesapeake Energy Corp., 6.88%, 11/15/20 (e)                                                      275             277
  ConocoPhillips Holding Co., 6.95%, 04/15/29                                                     1,680           1,901
  Devon Energy Corp., 7.95%, 04/15/32                                                                70              86
  Devon Financing Corp. ULC, 6.88%, 09/30/11                                                      1,050           1,113
  Exco Resources Inc., 7.25%, 01/15/11                                                              250             249
  Forest Oil Corp., 8.00%, 12/15/11                                                                 250             269
  Kerr-McGee Corp., 7.88%, 09/15/31                                                               1,520           1,736
  Magnum Hunter Resources Inc., 9.60%, 03/15/12                                                     195             209
  Pemex Project Funding Master Trust, 5.75%, 12/15/15 (e)                                           200             192
  Pemex Project Funding Master Trust, 6.63%, 06/15/35 (e)                                           100              97
  Pogo Producing Co., 6.88%, 10/01/17 (l)                                                           125             123
  Stone Energy Corp., 8.25%, 12/15/11 (l)                                                           175             176
  Swift Energy Co., 7.63%, 07/15/11                                                                 200             202
  Swift Energy Co., 9.38%, 05/01/12                                                                  50              53
  Vintage Petroleum Inc., 7.88%, 05/15/11 (l)                                                       175             182
  Whiting Petroleum Corp., 7.25%, 05/01/13                                                          126             126
  Whiting Petroleum Corp., 7.00%, 02/01/14                                                          150             149
  XTO Energy Inc., 6.25%, 04/15/13                                                                  850             879
                                                                                                                 10,255
Oil & Gas Services - 0.1%
  Dresser-Rand Group Inc., (Step-Up Bond), 7.63%, 11/01/14 (d) (e)                                  213             217


Other Asset Backed Securities - 1.0%
  Amortizing Residential Collateral Trust, 6.02%, 08/25/32 (g)                                      404             406
  Countrywide Asset-Backed Certificates, 6.07%, 06/25/34 (g)                                        640             650
  Merit Securities Corp., 6.32%, 09/28/32 (e) (g)                                                   885             863
  Merrill Lynch Mortgage Investors Inc., 5.00%, 09/25/35 (e)                                        193             192
  Sail Net Interest Margin Notes, 7.75%, 04/27/33 (e)                                                 6               6
  Sail Net Interest Margin Notes, 5.50%, 03/27/34 (e)                                                54              53
  Sail Net Interest Margin Notes, 5.00%, 12/27/34 (e)                                                92              91
  Structured Asset Mortgage Investments Inc., 5.70%, 08/25/35                                     1,267           1,292
                                                                                                                  3,553
Packaging & Containers - 0.4%
  Berry Plastics Corp., 10.75%, 07/15/12                                                            225             248
  Graphic Packaging International Corp., 9.50%, 08/15/13 (l)                                        200             187
  Jefferson Smurfit Corp. US, 8.25%, 10/01/12 (l)                                                   488             479
  Owens Brockway Glass Container Inc., 8.25%, 05/15/13                                              375             392
  Plastipak Holdings Inc., 8.50%, 12/15/15 (e)                                                      150             153
  Pliant Corp., 11.13%, 09/01/09 (i)                                                                 45              47
  Radnor Holdings Corp., 11.00%, 03/15/10 (f)                                                       125              98
                                                                                                                  1,604
Pharmaceuticals - 0.2%
  Omnicare Inc., 6.88%, 12/15/15                                                                    125             125
  Valeant Pharmaceuticals International, 7.00%, 12/15/11                                            300             297
  Warner Chilcott Corp., (Step-Up Bond), 9.25%, 02/01/15 (d) (e)                                    175             174
                                                                                                                    596
Pipelines - 0.8%
  Dynegy Holdings Inc., 9.88%, 07/15/10 (e)                                                         100             110
  Dynegy Holdings Inc., 7.63%, 10/15/26                                                             450             412
  El Paso Corp., 7.88%, 06/15/12                                                                    325             338
  El Paso Corp., 7.80%, 08/01/31                                                                     75              75
  El Paso Corp., 7.75%, 01/15/32                                                                    425             428
  Williams Cos. Inc., 7.13%, 09/01/11                                                                50              51
  Williams Cos. Inc., 7.63%, 07/15/19                                                                75              80
  Williams Cos. Inc., 7.88%, 09/01/21                                                               100             108
  Williams Cos. Inc., (Step-Up Bond), 8.75%, 03/15/32 (d)                                           975           1,141
                                                                                                                  2,743
Real Estate Investment Trusts - 0.1%
  Host Marriott LP, 9.50%, 01/15/07                                                                  75              77
  Host Marriott LP, 7.13%, 11/01/13 (l)                                                              50              51
  Host Marriott LP, 6.38%, 03/15/15 (l)                                                             250             246
  MeriStar Hospitality Corp., 9.13%, 01/15/11                                                       125             145
                                                                                                                    519
Retail - 0.4%
  CSK Auto Inc., 7.00%, 01/15/14                                                                    225             214
  Doane Pet Care Co., 10.75%, 03/01/10                                                               25              27
  Doane Pet Care Co., 10.63%, 11/15/15                                                              100             106
  Jafra Cosmetics International Inc., 10.75%, 05/15/11                                              131             143
  Jean Coutu Group Inc., 8.50%, 08/01/14 (l)                                                        300             275
  Neiman-Marcus Group Inc., 10.38%, 10/15/15 (e) (l)                                                100             106
  Petco Animal Supplies Inc., 10.75%, 11/01/11                                                      150             161
  Rite Aid Corp., 8.13%, 05/01/10 (f)                                                                25              26
  Rite Aid Corp., 7.50%, 01/15/15 (f)                                                               150             146
  Sbarro Inc., 11.00%, 09/15/09 (l)                                                                 175             178
                                                                                                                  1,382
Savings & Loans - 0.2%
  Ford Motor Credit Co., 4.95%, 01/15/08                                                            600             559


Semiconductors - 0.1%
  Amkor Technology Inc., 9.25%, 02/15/08                                                             25              26
  Amkor Technology Inc., 7.13%, 03/15/11                                                            350             322
  Amkor Technology Inc., 7.75%, 05/15/13                                                             60              55
                                                                                                                    403
Telecommunications - 1.7%
  Centennial Communications Corp., 10.00%, 01/01/13                                                 125             130
  Deutsche Telekom International Finance BV, 5.75%, 03/23/16                                        550             537
  Insight Midwest LP/Insight Capital Inc., 10.50%, 11/01/10                                         200             211
  Intelsat Subsidiary Holding Co. Ltd., 9.61%, 01/15/12 (g)                                          75              76
  PanAmSat Corp., 9.00%, 08/15/14                                                                    65              68
  Qwest Communications International Inc., (Step-Up Bond), 7.50%, 02/15/14 (d)                       80              82
  Qwest Communications International Inc., 7.50%, 02/15/14                                          255             263
  Qwest Corp., (Step-Up Bond), 8.88%, 03/15/12 (d)                                                  125             140
  Qwest Corp., 7.50%, 06/15/23 (l)                                                                   55              56
  Qwest Corp., 6.88%, 09/15/33                                                                      670             643
  Royal KPN NV, 8.00%, 10/01/10                                                                     660             708
  Sprint Capital Corp., 8.38%, 03/15/12                                                           1,150           1,299
  Telefonos de Mexico, 8.75%, 01/31/16 MXN (p)                                                    1,000              92
  Verizon Florida Inc., 6.13%, 01/15/13                                                           1,620           1,604
  Zeus Special Sub, (Step-Up Bond), 9.25%, 02/01/15 (d) (e) (f)                                     100              69
                                                                                                                  5,978
Telecommunications Equipment - 0.2%
  Lucent Technologies Inc., 6.45%, 03/15/29                                                         625             564


Tobacco - 0.4%
  Altria Group Inc., 7.00%, 11/04/13                                                              1,300           1,398


Transportation - 0.1%
  Hertz Corp., 8.88%, 01/01/14 (e)                                                                   75              78
  Holt Group Inc., 9.75%, 01/15/11 (i) (p)                                                          200               -
  OMI Corp., 7.63%, 12/01/13                                                                        175             179
                                                                                                                    257
Wireless Telecommunications - 0.4%
  American Tower Corp., 7.50%, 05/01/12                                                             125             131
  Centennial Cellular Operating Co., 10.13%, 06/15/13                                               200             219
  Nextel Communications Inc., 6.88%, 10/31/13                                                       100             103
  Nextel Communications Inc., 7.38%, 08/01/15                                                       650             682
  SBA Telecommunication, (Step-Up Bond), 9.75%, 12/15/11 (d) (f)                                    163             156
  US Unwired Inc., 10.00%, 06/15/12                                                                 175             196
                                                                                                                  1,487

  Total Corporate Bonds (cost $135,080)                                                                         133,042

Government Securities - 65.8%
Comercial Mortgage Backed Securities - 0.1%
  First Union National Bank Commercial Mortgage, 0.53%, 05/17/32                                 11,198             290


Sovereign - 3.6%
  Brazilian Government International Bond, 8.00%, 01/15/18 (f)                                      504             546
  Brazilian Government International Bond, 8.75%, 02/04/25 (f)                                    1,025           1,174
  Colombia Government International Bond, 10.00%, 01/23/12 (f)                                       80              94
  Colombia Government International Bond, 10.75%, 01/15/13 (f)                                      275             342
  Colombia Government International Bond, 8.13%, 05/21/24 (f)                                       375             420
  Gaz Capital for Gazprom, 8.63%, 04/28/34                                                          550             677
  Mexico Government International Bond, 10.38%, 02/17/09 (f)                                         40              45
  Mexico Government International Bond, 6.38%, 01/16/13 (f)                                       1,561           1,600
  Mexico Government International Bond, 5.90%, 01/15/14 (f)                                         875             869
  Mexico Government International Bond, 8.13%, 12/30/19 (f)                                         550             646
  Panama Government International Bond, 7.25%, 03/15/15 (f)                                         500             530
  Peru Government International Bond, 9.13%, 02/21/12 (f)                                           100             113
  Peru Government International Bond, 9.88%, 02/06/15 (f)                                           140             165
  Peru Government International Bond, 5.00%, 03/07/17 (f) (h)                                       194             183
  Peru Government International Bond, 5.00%, 03/07/17 (f) (h)                                       178             169
  Peru Government International Bond, 8.75%, 11/21/33 (f)                                            72              80
  Province of Quebec Canada, 4.60%, 05/26/15 (f)                                                  1,475           1,392
  Russia Government International Bond, 8.25%, 03/31/10 (f)                                         325             344
  Russia Government International Bond, 11.00%, 07/24/18 (f)                                        625             896
  Russia Government International Bond, 5.00%, 03/31/30 (f)                                       1,280           1,404
  Telecom Italia Capital SA, 5.25%, 10/01/15                                                      1,400           1,302
                                                                                                                 13,008
Treasury Inflation Index Securities - 4.1%
  United States Treasury Inflation Index Bonds, 0.88%, 04/15/10 (l)                               5,000           4,957
  United States Treasury Inflation Index Bonds, 2.00%, 01/15/16 (l)                               5,000           4,846
  United States Treasury Inflation Index Bonds, 2.00%, 01/15/26                                   5,000           4,734
                                                                                                                 14,537
U.S. Government Agencies - 46.5%
  Federal Home Loan Mortgage Corp., 6.00%, 11/01/32, (c)                                          2,000           2,001
  Federal National Mortgage Association, 4.55%, 05/15/06                                            150             149
  Federal National Mortgage Association, 5.50%, 12/01/17, (c)                                    16,500          16,405
  Federal National Mortgage Association, 6.00%, 04/01/18 (f)                                        117             119
  Federal National Mortgage Association, 10.40%, 04/25/19 (f)                                         4               5
  Federal National Mortgage Association, 5.00%, 04/01/20, (c)                                     8,400           8,187
  Federal National Mortgage Association, 6.50%, 02/01/26 (f)                                         10              11
  Federal National Mortgage Association, 7.50%, 08/01/29 (f)                                         10              10
  Federal National Mortgage Association, 8.00%, 08/01/29 (f)                                          2               2
  Federal National Mortgage Association, 7.50%, 09/01/29 (f)                                         24              25
  Federal National Mortgage Association, 7.50%, 03/01/30 (f)                                          8               8
  Federal National Mortgage Association, 8.00%, 04/01/30 (f)                                         13              14
  Federal National Mortgage Association, 7.50%, 05/01/30 (f)                                          4               5
  Federal National Mortgage Association, 7.50%, 06/01/30 (f)                                          9              10
  Federal National Mortgage Association, 7.50%, 06/01/30 (f)                                          4               4
  Federal National Mortgage Association, 7.50%, 07/01/30 (f)                                          6               6
  Federal National Mortgage Association, 7.50%, 07/01/30 (f)                                          1               1
  Federal National Mortgage Association, 8.00%, 07/01/30 (f)                                         25              26
  Federal National Mortgage Association, 8.00%, 08/01/30 (f)                                          7               8
  Federal National Mortgage Association, 7.50%, 09/01/30 (f)                                          2               2
  Federal National Mortgage Association, 8.00%, 10/01/30 (f)                                        117             125
  Federal National Mortgage Association, 7.50%, 11/01/30 (f)                                          7               7
  Federal National Mortgage Association, 7.50%, 12/01/30 (f)                                          3               4
  Federal National Mortgage Association, 7.50%, 01/01/31 (f)                                          6               6
  Federal National Mortgage Association, 8.00%, 01/01/31 (f)                                         32              34
  Federal National Mortgage Association, 8.00%, 01/01/31 (f)                                         40              43
  Federal National Mortgage Association, 7.50%, 02/01/31 (f)                                         17              18
  Federal National Mortgage Association, 7.50%, 02/01/31 (f)                                         29              30
  Federal National Mortgage Association, 8.00%, 02/01/31 (f)                                          6               7
  Federal National Mortgage Association, 7.50%, 03/01/31 (f)                                          9               9
  Federal National Mortgage Association, 6.00%, 07/01/32 (f)                                         22              22
  Federal National Mortgage Association, 7.00%, 07/01/32 (f)                                         36              37
  Federal National Mortgage Association, 6.00%, 09/01/32 (f)                                        149             149
  Federal National Mortgage Association, 7.50%, 09/01/32 (f)                                         23              24
  Federal National Mortgage Association, 6.00%, 11/01/33, (c)                                    28,000          27,999
  Federal National Mortgage Association, 4.50%, 04/01/34, (c)                                     7,000           6,457
  Federal National Mortgage Association, 5.00%, 11/01/35                                         27,625          26,301
  Federal National Mortgage Association, 5.50%, 11/01/35, (c)                                    54,500          53,205
  General National Mortgage Association, 5.00%, 04/01/35, (c)                                     8,400           8,135
  General National Mortgage Association, 6.00%, 04/01/35, (c)                                    16,200          16,382
                                                                                                                165,992
U.S. Treasury Securities - 11.5%
  United States Treasury Bond, 6.13%, 11/15/27 (l)                                                  100             114
  United States Treasury Bond, 5.50%, 08/15/28 (l)                                                   70              74
  United States Treasury Bond, 5.25%, 11/15/28 (l)                                                1,500           1,540
  United States Treasury Bond, 6.25%, 05/15/30 (l)                                               10,600          12,388
  United States Treasury Note, 4.38%, 12/31/07 (l)                                                8,200           8,135
  United States Treasury Note, 3.63%, 01/15/10 (l)                                                3,350           3,212
  United States Treasury Note, 4.00%, 03/15/10 (l)                                                2,125           2,062
  United States Treasury Note, 4.13%, 08/15/10 (l)                                                4,000           3,890
  United States Treasury Note, 5.00%, 02/15/11 (l)                                                5,900           5,948
  United States Treasury Note, 4.25%, 11/15/14 (l)                                                  350             335
  United States Treasury Strip, 4.94%, 11/15/27 (l)                                              10,000           3,381
                                                                                                                 41,079

  Total Government Securities (cost $238,165)                                                                   234,906

Municipals - 0.3%
  Region of Lombardy Italy, 5.80%, 10/25/32                                                         750             776

  Total Municipals (cost $750)                                                                                      776

Short Term Investments - 59.2%
Money Market Funds - 0.1%
  Dreyfus Cash Management Plus Fund, 4.55% (a)                                                      226             226


Repurchase Agreement - 42.7%
  Repurchase Agreement with Merrill Lynch & Co. Inc., 4.78%,
  (Collateralized by $153,920 Federal Home Loan Bank, 4.25%, due 04/16/07,
market value $155,652) acquired on 03/31/06, due 04/03/06 at $152,661 (f)                      $152,600         152,600


Securities Lending Collateral - 16.4%
  Mellon GSL Delaware Business Trust Collateral Fund                                             58,602          58,602

  Total Short Term Investments (cost $211,428)                                                                  211,428

Total Investments - 163.2% (cost $587,176)                                                                      582,499

Other Assets and Liabilities, Net -  (63.2%)                                                                  (225,535)

Total Net Assets - 100%                                                                                        $356,964

JNL/Salomon Brothers U.S. Government & Quality Bond Fund
Corporate Bonds - 2.8%
Comercial Mortgage Backed Securities - 2.5%
  Commercial Mortgage Pass Through Certificates, 5.45%, 07/16/34 (e)                             $5,333           5,334


Manufactured Housing Asset Backed Securities - 0.3%
  Green Tree Financial Corp., 7.07%, 01/15/29                                                       582             595

  Total Corporate Bonds (cost $6,081)                                                                             5,929

Government Securities - 101.0%
U.S. Government Agencies - 49.8%
  Federal Home Loan Mortgage Corp., 5.80%, 09/02/08 (l)                                           3,500           3,549
  Federal Home Loan Mortgage Corp., 7.00%, 07/01/11                                                   3               3
  Federal Home Loan Mortgage Corp., 6.50%, 08/01/13                                                  28              28
  Federal Home Loan Mortgage Corp., 8.25%, 04/01/17                                                   2               2
  Federal Home Loan Mortgage Corp., 4.50%, 07/01/20, (c)                                          1,000             955
  Federal Home Loan Mortgage Corp., 8.00%, 07/01/20                                                  60              62
  Federal Home Loan Mortgage Corp., 5.25%, 12/11/20                                               4,500           4,398
  Federal Home Loan Mortgage Corp., 5.50%, 01/15/23                                               5,566             189
  Federal Home Loan Mortgage Corp., 6.00%, 11/01/28                                                 566             568
  Federal Home Loan Mortgage Corp., 7.00%, 04/01/29                                                 144             148
  Federal Home Loan Mortgage Corp., 7.00%, 10/01/31                                                   6               7
  Federal Home Loan Mortgage Corp., 7.00%, 11/01/31                                                   7               7
  Federal Home Loan Mortgage Corp., 7.00%, 02/01/32                                                 151             155
  Federal Home Loan Mortgage Corp., 7.00%, 03/01/32                                                 150             154
  Federal Home Loan Mortgage Corp., 7.00%, 04/01/32                                                 109             112
  Federal Home Loan Mortgage Corp., 7.00%, 04/01/32                                                  14              15
  Federal Home Loan Mortgage Corp., 4.50%, 04/15/32                                                 183             162
  Federal Home Loan Mortgage Corp., 7.00%, 06/01/32                                                   8               8
  Federal Home Loan Mortgage Corp., 7.00%, 06/01/32                                                  16              16
  Federal Home Loan Mortgage Corp., 7.00%, 08/01/32                                                  11              11
  Federal Home Loan Mortgage Corp., 5.00%, 08/01/33                                               1,942           1,853
  Federal Home Loan Mortgage Corp., 5.00%, 11/01/33, (c)                                          9,200           8,753
  Federal National Mortgage Association, 4.54%, 02/17/09 (g)                                      2,000           1,949
  Federal National Mortgage Association, 12.50%, 09/20/15                                             1               2
  Federal National Mortgage Association, 12.00%, 01/01/16                                            76              83
  Federal National Mortgage Association, 12.00%, 01/15/16                                             2               2
  Federal National Mortgage Association, 12.50%, 01/15/16                                            37              41
  Federal National Mortgage Association, 5.50%, 12/01/17, (c)                                     8,400           8,352
  Federal National Mortgage Association, 5.00%, 02/01/19                                          1,089           1,062
  Federal National Mortgage Association, 11.50%, 09/01/19                                             -               -
  Federal National Mortgage Association, 5.00%, 04/01/20, (c)                                     1,900           1,852
  Federal National Mortgage Association, 10.50%, 08/01/20                                             9              10
  Federal National Mortgage Association, 6.50%, 03/01/26                                             10              10
  Federal National Mortgage Association, 7.00%, 05/01/26                                             13              14
  Federal National Mortgage Association, 7.00%, 11/01/28                                             19              20
  Federal National Mortgage Association, 7.00%, 12/01/28                                              6               6
  Federal National Mortgage Association, 7.00%, 12/01/28                                              4               4
  Federal National Mortgage Association, 5936.40%, 12/28/28 (p)                                       -               -
  Federal National Mortgage Association, 7.00%, 03/01/29                                             43              45
  Federal National Mortgage Association, 7.00%, 03/01/29                                              7               7
  Federal National Mortgage Association, 8.00%, 07/01/29                                              1               1
  Federal National Mortgage Association, 8.00%, 11/01/29                                             19              20
  Federal National Mortgage Association, 8.00%, 12/01/29                                             35              37
  Federal National Mortgage Association, 7.00%, 01/01/30                                             35              36
  Federal National Mortgage Association, 8.00%, 01/01/30                                             50              54
  Federal National Mortgage Association, 8.00%, 02/01/30                                             10              10
  Federal National Mortgage Association, 8.00%, 05/01/30                                              3               4
  Federal National Mortgage Association, 6.53%, 05/25/30                                            997           1,004
  Federal National Mortgage Association, 8.00%, 09/01/30                                              1               1
  Federal National Mortgage Association, 8.00%, 10/01/30                                             49              53
  Federal National Mortgage Association, 8.00%, 01/01/31                                            112             120
  Federal National Mortgage Association, 8.00%, 01/01/31                                              7               7
  Federal National Mortgage Association, 7.50%, 02/01/31                                             88              92
  Federal National Mortgage Association, 8.00%, 02/01/31                                             27              29
  Federal National Mortgage Association, 8.00%, 02/01/31                                             22              23
  Federal National Mortgage Association, 8.00%, 03/01/31                                              9              10
  Federal National Mortgage Association, 8.00%, 03/01/31                                             10              11
  Federal National Mortgage Association, 8.00%, 03/01/31                                              9              10
  Federal National Mortgage Association, 8.00%, 04/01/31                                              3               3
  Federal National Mortgage Association, 6.00%, 01/01/33                                          1,754           1,756
  Federal National Mortgage Association, 5.50%, 11/01/33, (c)                                    16,000          15,620
  Federal National Mortgage Association, 6.00%, 11/01/33, (c)                                     7,500           7,500
  Federal National Mortgage Association, 5.50%, 11/01/35, (c)                                     6,000           5,857
  Federal National Mortgage Association, 5.00%, 05/01/36, (c)                                    17,000          16,170
  Federal National Mortgage Association, 6.50%, 05/11/36, (c)                                     8,000           8,150
  General National Mortgage Association, 13.50%, 07/15/10                                            37              41
  General National Mortgage Association, 5.00%, 04/01/35, (c)                                     4,900           4,744
  General National Mortgage Association, 6.00%, 04/01/35, (c)                                     9,400           9,505
                                                                                                                105,482
U.S. Treasury Securities - 51.2%
  United States Treasury Bond, 6.63%, 02/15/27                                                    2,350           2,818
  United States Treasury Bond, 6.38%, 08/15/27                                                    1,000           1,169
  United States Treasury Bond, 5.25%, 02/15/29                                                    2,000           2,054
  United States Treasury Bond, 6.13%, 08/15/29                                                    1,250           1,433
  United States Treasury Bond, 5.38%, 02/15/31                                                   17,000          17,895
  United States Treasury Note, 3.38%, 11/15/08                                                    1,300           1,254
  United States Treasury Note, 3.38%, 10/15/09 (l)                                               15,000          14,299
  United States Treasury Note, 3.88%, 05/15/10 (l)                                                5,800           5,594
  United States Treasury Note, 4.13%, 08/15/10 (l)                                               14,000          13,614
  United States Treasury Note, 4.50%, 02/28/11 (l)                                               13,070          12,880
  United States Treasury Note, 4.25%, 08/15/13 (l)                                                8,700           8,368
  United States Treasury Note, 4.25%, 08/15/14 (l)                                                5,000           4,786
  United States Treasury Note, 4.25%, 11/15/14 (l)                                                1,200           1,147
  United States Treasury Note, 4.00%, 02/15/15 (l)                                               10,000           9,371
  United States Treasury Note, 4.25%, 08/15/15 (l)                                               10,000           9,526
  United States Treasury Note, 4.50%, 11/15/15 (l)                                                2,500           2,426
                                                                                                                108,634

  Total Government Securities (cost $217,777)                                                                   214,116

Short Term Investments - 76.5%
Money Market Funds - 0.1%
  Dreyfus Cash Management Plus Fund, 4.55% (a)                                                      212             212


Repurchase Agreement - 37.1%
  Repurchase Agreement with Merrill Lynch & Co. Inc., 4.78%,
  (Collateralized by $78,890 Federal National Mortgage Association, 5.50%,
   due 03/15/11, Market value $80,172) acquired on 03/31/06, due 04/03/06 at $78,631             78,600          78,600


Securities Lending Collateral - 39.3%
  Mellon GSL Delaware Business Trust Collateral Fund                                             83,306          83,306

  Total Short Term Investments (cost $162,118)                                                                  162,118

Total Investments - 180.3% (cost $385,976)                                                                      382,163

Other Assets and Liabilities, Net -  (80.3%)                                                                  (170,166)

Total Net Assets - 100%                                                                                        $211,997

JNL/Select Balanced Fund
Common Stocks - 64.3%
Aerospace & Defense - 0.8%
  General Dynamics Corp.                                                                             47          $3,033


Agriculture - 0.1%
  Bunge Ltd.                                                                                          8             435


Airlines - 0.6%
  Southwest Airlines Co.                                                                            122           2,200


Auto Parts & Equipment - 0.6%
  BorgWarner Inc.                                                                                    39           2,348


Banks - 3.9%
  Bank of America Corp.                                                                             192           8,724
  PNC Financial Services Group Inc.                                                                  22           1,508
  State Street Corp.                                                                                 53           3,215
  Synovus Financial Corp.                                                                            74           2,013
                                                                                                                 15,460
Beverages - 1.0%
  Coca-Cola Co.                                                                                      79           3,291
  PepsiCo Inc.                                                                                       11             641
                                                                                                                  3,932
Chemicals - 1.5%
  EI Du Pont de Nemours & Co. (l)                                                                   114           4,799
  Rohm & Haas Co.                                                                                    23           1,144
                                                                                                                  5,943
Commercial Services - 0.1%
  ServiceMaster Co.                                                                                  20             265


Computers - 1.5%
  International Business Machines Corp.                                                              62           5,105
  Sun Microsystems Inc. (b)                                                                         179             919
                                                                                                                  6,024
Cosmetics & Personal Care - 0.8%
  Proctor & Gamble Co.                                                                               55           3,146


Data Processing - 0.5%
  First Data Corp.                                                                                   46           2,163


Diversified Financial Services - 4.2%
  Citigroup Inc.                                                                                    161           7,613
  Freddie Mac                                                                                        53           3,233
  JPMorgan Chase & Co.                                                                               52           2,169
  Merrill Lynch & Co. Inc.                                                                           53           4,182
                                                                                                                 17,197
Diversified Machinery - 0.9%
  Deere & Co.                                                                                        47           3,731


Electric - 3.0%
  Dominion Resources Inc.                                                                            40           2,740
  Exelon Corp.                                                                                       93           4,914
  PPL Corp.                                                                                          70           2,055
  Progress Energy Inc. (l)                                                                           51           2,221
                                                                                                                 11,930
Entertainment - 0.3%
  Warner Music Group Corp.                                                                           64           1,384


Environmental Control - 1.0%
  Waste Management Inc.                                                                             115           4,049


Food - 1.4%
  Hormel Foods Corp.                                                                                 57           1,920
  Sysco Corp.                                                                                        64           2,051
  Tyson Foods Inc.                                                                                  102           1,407
                                                                                                                  5,378
Forest Products & Paper - 2.1%
  International Paper Co.                                                                            65           2,240
  Weyerhaeuser Co.                                                                                   85           6,164
                                                                                                                  8,404
Household Products - 0.8%
  Kimberly-Clark Corp.                                                                               55           3,191


Insurance - 3.5%
  ACE Ltd.                                                                                           69           3,563
  American International Group Inc.                                                                  58           3,853
  Hartford Financial Services Group Inc.                                                             38           3,085
  Marsh & McLennan Cos. Inc.                                                                         47           1,374
  MBIA Inc. (l)                                                                                      34           2,026
                                                                                                                 13,901
Lodging - 0.4%
  Harrah's Entertainment Inc.                                                                        18           1,411


Manufacturing - 2.8%
  General Electric Corp.                                                                            233           8,090
  Parker Hannifin Corp.                                                                              37           2,958
                                                                                                                 11,048
Media - 2.5%
  CBS Corp.                                                                                          83           1,999
  Comcast Corp. - Class A (b)                                                                       113           2,964
  New York Times Co. - Class A (l)                                                                   65           1,640
  Time Warner Inc.                                                                                  136           2,285
  Viacom Inc. (b)                                                                                    30           1,178
                                                                                                                 10,066
Mining - 2.4%
  Alcoa Inc.                                                                                        157           4,786
  Cameco Corp. (l)                                                                                   61           2,203
  Rio Tinto Plc - ADR                                                                                13           2,650
                                                                                                                  9,639
Office & Business Equipment - 1.2%
  Pitney Bowes Inc.                                                                                  50           2,147
  Xerox Corp. (b)                                                                                   169           2,572
                                                                                                                  4,719
Office Furnishings - 0.5%
  Avery Dennison Corp.                                                                               35           2,018


Oil & Gas - 9.7%
  BP Plc - ADR                                                                                       63           4,357
  Burlington Resources Inc.                                                                          21           1,884
  Chevron Corp.                                                                                     121           7,014
  ConocoPhillips                                                                                     56           3,562
  EnCana Corp.                                                                                       84           3,940
  Exxon Mobil Corp.                                                                                 193          11,728
  Total SA - ADR (l)                                                                                 48           6,270
                                                                                                                 38,755
Oil & Gas Services - 0.7%
  Schlumberger Ltd.                                                                                  21           2,633


Pharmaceuticals - 5.3%
  Abbott Laboratories                                                                               127           5,411
  Bristol-Myers Squibb Co.                                                                          154           3,790
  Eli Lilly & Co.                                                                                    91           5,038
  Schering-Plough Corp.                                                                             206           3,908
  Wyeth                                                                                              61           2,969
                                                                                                                 21,116
Retail - 2.3%
  Family Dollar Stores Inc. (l)                                                                      52           1,391
  Limited Brands                                                                                     56           1,372
  McDonald's Corp.                                                                                  108           3,704
  Wal-Mart Stores Inc.                                                                               55           2,579
                                                                                                                  9,046
Software - 1.1%
  Microsoft Corp.                                                                                   164           4,454


Telecommunications - 3.3%
  AT&T Inc.                                                                                         257           6,955
  Sprint Nextel Corp.                                                                               138           3,571
  Verizon Communications Inc.                                                                        78           2,657
                                                                                                                 13,183
Tobacco - 1.2%
  Altria Group Inc.                                                                                  67           4,748


Transportation - 1.4%
  CSX Corp.                                                                                          48           2,870
  Union Pacific Corp.                                                                                25           2,296
  United Parcel Service Inc. - Class B                                                                6             437
                                                                                                                  5,603
Wireless Telecommunications - 0.9%
  Motorola Inc.                                                                                     153           3,503

  Total Common Stocks (cost $223,385)                                                                           256,056

Corporate Bonds - 11.5%
Aerospace & Defense - 0.0%
  Raytheon Co., 6.75%, 08/15/07                                                                    $146             148


Alternative Energy - 0.1%
  Midamerican Energy Holdings Co., 6.13%, 04/01/36 (e) (l)                                          350             343


Asset Backed Securities - 0.4%
  Bear Stearns Commercial Mortgage Securities, 5.63%, 03/11/39 (f)                                  415             414
  Susquehanna Auto Lease Trust, 5.21%, 03/16/09 (e) (p)                                             410             410
  Wells Fargo Mortgage Backed Securities Trust, 5.55%, 04/25/36 (f) (g) (p)                         690             688
                                                                                                                  1,512
Auto Manufacturers - 0.2%
  DaimlerChrysler NA Holding Corp., 4.75%, 01/15/08                                                 500             493
  DaimlerChrysler NA Holding Corp., 5.90%, 03/15/11                                                 400             398
                                                                                                                    891
Automobile Asset Backed Securities - 0.6%
  AmeriCredit Automobile Receivables Trust, 4.46%, 04/12/09                                         269             269
  AmeriCredit Automobile Receivables Trust, 3.10%, 11/06/09                                         348             344
  BMW Vehicle Owner Trust, 3.52%, 10/25/10                                                        1,000             977
  Harley-Davidson Motorcycle Trust, 1.89%, 02/15/11                                                 304             293
  Harley-Davidson Motorcycle Trust, 2.00%, 11/15/11                                                 201             193
  WFS Financial Owner Trust, 2.73%, 05/20/11                                                        303             297
  World Omni Auto Receivables Trust, 2.20%, 01/15/08                                                152             151
                                                                                                                  2,524
Banks - 0.5%
  Bank of America Corp., 7.40%, 01/15/11                                                            750             811
  BB&T Corp., 4.90%, 06/30/17                                                                       190             178
  HSBC Bank USA NA, 5.90%, 11/01/34                                                                 250             241
  US Bank NA, 4.95%, 10/30/14                                                                       450             430
  Wachovia Corp., 5.25%, 08/01/14                                                                   500             485
                                                                                                                  2,145
Beverages - 0.2%
  Diageo Capital Plc, 3.50%, 11/19/07                                                             1,000             972


Comercial Mortgage Backed Securities - 2.6%
  Banc of America Commercial Mortgage Inc., 5.68%, 06/11/35                                         347             348
  Banc of America Commercial Mortgage Inc., 5.12%, 07/11/43                                         750             739
  Bank of America-First Union NB Commercial Mortgage, 5.46%, 04/11/37                               500             501
  Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.23%, 07/15/44                                500             490
  Commercial Mortgage Acceptance Corp., 7.62%, 06/15/31                                             500             533
  Credit Suisse Mortgage Capital Certificates, 5.61%, 12/15/15                                      450             449
  CS First Boston Mortgage Securities Corp., 6.13%, 04/15/37                                        500             516
  GE Capital Commercial Mortgage Corp., 6.03%, 08/11/33                                             795             802
  JPMorgan Chase Commercial Mortgage Securities Corp., 4.92%, 10/15/42                              700             666
  JPMorgan Commercial Mortgage Finance Corp., 6.61%, 01/15/30                                       770             782
  JPMorgan Commercial Mortgage Finance Corp., 6.51%, 10/15/35                                       900             920
  LB-UBS Commercial Mortgage Trust, 4.95%, 03/15/30                                                 500             479
  Merrill Lynch Mortgage Trust, 5.05%, 07/12/38                                                     500             481
  Midland Realty Acceptance Corp., 7.64%, 01/25/29                                                  500             505
  Morgan Stanley Dean Witter Capital I, 5.98%, 01/15/39                                             560             575
  PNC Mortgage Acceptance Corp., 6.36%, 03/12/34                                                  1,000           1,038
                                                                                                                  9,824
Commercial Services - 0.3%
  Aramark Services Inc., 7.00%, 07/15/06                                                          1,000           1,004


Computers - 0.1%
  Hewlett-Packard Co., 5.50%, 07/01/07                                                              500             500


Cosmetics & Personal Care - 0.1%
  Procter & Gamble Co., 5.80%, 08/15/34                                                             500             499


Credit Card Asset Backed Security - 1.1%
  Bank One Issuance Trust, 4.77%, 02/16/16                                                          500             472
  Capital One Multi-Asset Execution Trust, 3.40%, 11/16/09                                          480             472
  Capital One Multi-Asset Execution Trust, 4.50%, 06/15/11                                          500             491
  Discover Card Master Trust I, 3.45%, 04/16/09                                                   1,000             988
  MBNA Credit Card Master Note Trust, 6.55%, 12/15/08                                               500             502
  MBNA Master Credit Card Trust USA, 6.65%, 08/15/11 (e)                                            500             514
  Standard Credit Card Master Trust, 7.50%, 04/07/08                                              1,000           1,000
                                                                                                                  4,439
Diversified Financial Services - 1.1%
  CIT Group Inc., 7.38%, 04/02/07                                                                   500             510
  Citigroup Inc., 3.50%, 02/01/08                                                                   250             242
  Citigroup Inc., 6.00%, 02/21/12                                                                   500             512
  Credit Suisse USA Inc., 4.88%, 01/15/15                                                           345             325
  General Electric Capital Corp., 5.90%, 02/15/12 (l)                                             1,000           1,022
  HSBC Finance Corp., 6.38%, 11/27/12                                                               500             518
  John Deere Capital Corp., 4.88%, 10/15/10                                                         380             372
  JPMorgan Chase & Co., 5.13%, 09/15/14                                                             500             481
  Morgan Stanley, 5.80%, 04/01/07                                                                   500             502
                                                                                                                  4,484
Forest Products & Paper - 0.1%
  Weyerhaeuser Co., 7.13%, 07/15/23                                                                 350             360


Healthcare Products - 0.1%
  WellPoint Inc., 5.00%, 01/15/11                                                                   400             391


Holding Companies - Diversified - 0.2%
  Berkshire Hathaway Finance Corp., 4.85%, 01/15/15                                                 670             638


Home Equity Asset Backed Securities - 0.6%
  Banc of America Commercial Mortgage Inc., 5.18%, 09/10/47                                       1,200           1,171
  Bear Stearns Commercial Mortgage Securities, 4.87%, 09/11/42                                      500             474
  Centex Home Equity, 4.72%, 10/25/31                                                               115             113
  JPMorgan Chase Commercial Mortgage Securities Corp., 5.48%, 12/12/44                              500             496
                                                                                                                  2,254
Insurance - 1.4%
  Ace Capital Trust II, 9.70%, 04/01/30                                                             525             699
  Allstate Corp., 5.00%, 08/15/14 (l)                                                               500             481
  AMBAC Financial Group Inc., 5.95%, 12/05/35 (l)                                                   495             478
  ASIF Global Financing, 4.90%, 01/17/13 (e)                                                        500             482
  AXA SA, 8.60%, 12/15/30 (l)                                                                       775             991
  Everest Reinsurance Holdings Inc., 5.40%, 10/15/14                                                215             207
  Hartford Life Inc., 7.38%, 03/01/31                                                               700             809
  Liberty Mutual Insurance Co., 7.88%, 10/15/26 (e)                                                 475             534
  Metlife Inc., 6.50%, 12/15/32                                                                     350             369
  Prudential Financial Inc., 5.50%, 03/15/16                                                        425             419
  Willis North America Inc., 5.63%, 07/15/15                                                        105             102
                                                                                                                  5,571
Media - 0.5%
  Comcast Corp., 5.85%, 01/15/10                                                                    200             201
  Comcast Corp., 5.65%, 06/15/35                                                                    600             523
  COX Communications Inc., 5.45%, 12/15/14                                                          500             474
  News America Inc., 6.40%, 12/15/35 (e)                                                            490             468
  Walt Disney Co., 5.38%, 06/01/07                                                                  400             400
                                                                                                                  2,066
Mining - 0.1%
  Corp Nacional del Cobre de Chile - CODELCO, 5.50%, 10/15/13 (e)                                   500             494


Other Asset Backed Securities - 0.2%
  Wells Fargo Mortgage Backed Securities Trust, 4.55%, 03/25/35 (g)                                 443             432
  Wells Fargo Mortgage Backed Securities Trust, 4.54%, 04/25/35                                     381             371
                                                                                                                    803
Real Estate - 0.2%
  Kimco Realty Corp., 5.78%, 03/15/16                                                               345             343
  Residential Accredit Loans Inc., 5.26%, 02/25/35 (f)                                              570             561
                                                                                                                    904
Real Estate Investment Trusts - 0.1%
  Developers Diversified Realty Corp., 5.38%, 10/15/12                                              350             341


Retail - 0.1%
  Target Corp., 5.38%, 06/15/09                                                                     500             502


Telecommunications - 0.4%
  Deutsche Telekom International Finance BV, (Step-Up Bond), 8.25%, 06/15/30 (d)                    275             329
  Sprint Capital Corp., 6.13%, 11/15/08                                                             125             127
  Verizon Global Funding Corp., 6.13%, 06/15/07                                                     500             504
  Verizon Global Funding Corp., 7.75%, 12/01/30                                                     500             552
                                                                                                                  1,512
Wireless Telecommunications - 0.2%
  New Cingular Wireless Services Inc., 7.88%, 03/01/11                                              750             822

  Total Corporate Bonds (cost $47,316)                                                                           45,943

Government Securities - 22.3%
Sovereign - 1.2%
  Financing Corp. Fico, 4.49%, 12/06/13                                                             275             184
  Financing Corp. Fico, 4.49%, 12/27/13                                                             220             147
  Residential Funding Securities Corp., 3.88%, 04/15/15                                           2,550           1,708
  Telecom Italia Capital SA, 5.25%, 10/01/15                                                        675             628
  Tennessee Valley Authority, 4.38%, 06/15/15                                                     2,400           2,255
                                                                                                                  4,922
U.S. Government Agencies - 13.1%
  Federal Home Loan Mortgage Corp., 5.50%, 10/01/16                                                 382             380
  Federal Home Loan Mortgage Corp., 6.00%, 04/01/17                                                 273             276
  Federal Home Loan Mortgage Corp., 6.50%, 11/01/17                                                 118             121
  Federal Home Loan Mortgage Corp., 5.00%, 01/01/18                                                 109             106
  Federal Home Loan Mortgage Corp., 5.50%, 01/01/18                                                   2               2
  Federal Home Loan Mortgage Corp., 4.50%, 05/01/18                                                 186             178
  Federal Home Loan Mortgage Corp., 5.00%, 05/01/18                                                 291             283
  Federal Home Loan Mortgage Corp., 4.50%, 09/01/18                                                 214             204
  Federal Home Loan Mortgage Corp., 4.50%, 11/01/18                                                 298             285
  Federal Home Loan Mortgage Corp., 4.50%, 11/01/18                                                 146             139
  Federal Home Loan Mortgage Corp., 5.50%, 01/01/19                                                 548             545
  Federal Home Loan Mortgage Corp., 4.50%, 03/01/19                                               1,352           1,291
  Federal Home Loan Mortgage Corp., 5.50%, 08/01/19                                                 531             528
  Federal Home Loan Mortgage Corp., 7.00%, 11/01/30                                                 229             236
  Federal Home Loan Mortgage Corp., 7.00%, 02/01/31                                                  63              65
  Federal Home Loan Mortgage Corp., 7.00%, 06/01/31                                                  73              75
  Federal Home Loan Mortgage Corp., 7.00%, 10/01/32                                                 220             227
  Federal Home Loan Mortgage Corp., 4.50%, 06/01/33                                                 208             192
  Federal Home Loan Mortgage Corp., 5.50%, 06/01/33                                                 244             239
  Federal Home Loan Mortgage Corp., 6.50%, 09/01/33                                                 116             118
  Federal Home Loan Mortgage Corp., 5.00%, 08/01/35                                                 187             178
  Federal Home Loan Mortgage Corp., 5.00%, 08/01/35                                                 183             174
  Federal Home Loan Mortgage Corp., 5.00%, 11/01/35                                                 721             686
  Federal Home Loan Mortgage Corp., 5.00%, 11/01/35                                                 620             590
  Federal Home Loan Mortgage Corp., 5.00%, 01/01/36                                                 274             261
  Federal National Mortgage Association, 4.44%, 04/03/06                                          5,300           5,298
  Federal National Mortgage Association, 5.00%, 10/01/17                                            304             297
  Federal National Mortgage Association, 5.00%, 11/01/17                                            138             134
  Federal National Mortgage Association, 6.00%, 01/01/18                                             52              52
  Federal National Mortgage Association, 5.00%, 02/01/18                                            600             585
  Federal National Mortgage Association, 5.00%, 04/01/18                                            162             158
  Federal National Mortgage Association, 5.50%, 11/01/18                                            180             179
  Federal National Mortgage Association, 5.00%, 12/01/18                                            892             869
  Federal National Mortgage Association, 5.00%, 09/01/20                                          2,025           1,975
  Federal National Mortgage Association, 5.00%, 11/01/20                                            967             943
  Federal National Mortgage Association, 6.50%, 08/01/28                                             37              38
  Federal National Mortgage Association, 6.50%, 11/01/28                                             76              78
  Federal National Mortgage Association, 6.50%, 12/01/28                                             47              48
  Federal National Mortgage Association, 6.00%, 03/01/29                                            320             321
  Federal National Mortgage Association, 7.50%, 09/01/29                                             83              87
  Federal National Mortgage Association, 6.50%, 09/01/32                                            282             289
  Federal National Mortgage Association, 6.50%, 09/01/32                                            100             102
  Federal National Mortgage Association, 6.50%, 09/01/32                                            236             241
  Federal National Mortgage Association, 6.50%, 10/01/32                                            116             119
  Federal National Mortgage Association, 6.00%, 05/01/33                                             60              60
  Federal National Mortgage Association, 5.00%, 09/01/33                                            918             876
  Federal National Mortgage Association, 7.00%, 10/01/33                                            561             578
  Federal National Mortgage Association, 4.50%, 11/01/33                                            235             217
  Federal National Mortgage Association, 5.50%, 11/01/33                                          1,673           1,633
  Federal National Mortgage Association, 5.50%, 11/01/33                                            202             197
  Federal National Mortgage Association, 4.50%, 12/01/33                                            430             397
  Federal National Mortgage Association, 5.50%, 12/01/33                                            851             832
  Federal National Mortgage Association, 5.50%, 12/01/33                                            695             678
  Federal National Mortgage Association, 5.50%, 12/01/33                                            540             527
  Federal National Mortgage Association, 6.00%, 12/01/33                                            160             161
  Federal National Mortgage Association, 5.50%, 03/01/34                                            549             536
  Federal National Mortgage Association, 4.50%, 04/01/34, (c)                                       705             650
  Federal National Mortgage Association, 5.50%, 04/01/34                                          1,499           1,463
  Federal National Mortgage Association, 5.50%, 05/01/34                                            182             178
  Federal National Mortgage Association, 6.00%, 06/01/34                                             18              18
  Federal National Mortgage Association, 6.00%, 06/01/34                                            376             376
  Federal National Mortgage Association, 6.50%, 10/01/34                                            724             739
  Federal National Mortgage Association, 5.50%, 02/01/35                                            203             198
  Federal National Mortgage Association, 6.00%, 02/01/35                                            789             789
  Federal National Mortgage Association, 5.50%, 03/01/35                                            204             199
  Federal National Mortgage Association, 6.00%, 03/01/35                                             26              26
  Federal National Mortgage Association, 6.50%, 03/01/35                                            121             124
  Federal National Mortgage Association, 5.00%, 04/01/35                                            414             394
  Federal National Mortgage Association, 6.00%, 04/01/35                                             26              26
  Federal National Mortgage Association, 6.00%, 04/01/35                                            873             873
  Federal National Mortgage Association, 5.50%, 05/01/35                                            107             104
  Federal National Mortgage Association, 6.00%, 05/01/35                                             41              41
  Federal National Mortgage Association, 6.00%, 05/01/35                                             41              41
  Federal National Mortgage Association, 6.00%, 05/01/35                                             47              47
  Federal National Mortgage Association, 5.00%, 06/01/35                                            399             380
  Federal National Mortgage Association, 5.00%, 06/01/35                                            965             918
  Federal National Mortgage Association, 5.50%, 06/01/35                                            761             743
  Federal National Mortgage Association, 6.00%, 06/01/35                                            930             930
  Federal National Mortgage Association, 5.00%, 07/01/35                                            436             415
  Federal National Mortgage Association, 5.50%, 07/01/35                                            771             752
  Federal National Mortgage Association, 6.00%, 07/01/35                                            853             853
  Federal National Mortgage Association, 5.00%, 08/01/35                                            987             940
  Federal National Mortgage Association, 5.00%, 08/01/35                                            412             392
  Federal National Mortgage Association, 5.00%, 08/01/35                                            385             367
  Federal National Mortgage Association, 5.00%, 08/01/35                                            182             173
  Federal National Mortgage Association, 5.00%, 08/01/35                                            598             570
  Federal National Mortgage Association, 5.00%, 08/01/35                                            486             463
  Federal National Mortgage Association, 5.00%, 08/01/35                                            420             400
  Federal National Mortgage Association, 4.50%, 09/01/35                                            498             460
  Federal National Mortgage Association, 4.50%, 09/01/35                                            989             913
  Federal National Mortgage Association, 5.00%, 09/01/35                                            202             192
  Federal National Mortgage Association, 5.00%, 09/01/35                                            390             371
  Federal National Mortgage Association, 6.00%, 09/01/35                                             27              27
  Federal National Mortgage Association, 5.00%, 10/01/35                                            449             427
  Federal National Mortgage Association, 5.50%, 10/01/35                                            489             477
  Federal National Mortgage Association, 5.50%, 10/01/35                                            939             917
  Federal National Mortgage Association, 5.50%, 10/01/35                                          1,041           1,017
  Federal National Mortgage Association, 5.50%, 10/01/35                                            837             817
  Federal National Mortgage Association, 6.00%, 10/01/35                                             25              25
  Federal National Mortgage Association, 6.00%, 10/01/35                                             72              72
  Federal National Mortgage Association, 6.00%, 12/01/35                                             36              36
  Federal National Mortgage Association, 6.00%, 12/01/35                                            250             250
  Federal National Mortgage Association, 6.50%, 12/01/35                                            314             320
  Federal National Mortgage Association, 6.00%, 01/01/36                                          1,876           1,876
  Federal National Mortgage Association, 6.50%, 04/01/36, (c)                                       705             719
  General National Mortgage Association, 6.50%, 04/15/26                                             93              97
  General National Mortgage Association, 5.50%, 11/15/32                                            250             248
  General National Mortgage Association, 7.00%, 01/15/33                                             87              91
  General National Mortgage Association, 6.00%, 02/15/33                                            270             273
  General National Mortgage Association, 6.00%, 03/15/33                                             84              85
  General National Mortgage Association, 5.50%, 05/15/33                                            219             217
  General National Mortgage Association, 7.00%, 05/15/33                                             42              44
  General National Mortgage Association, 5.50%, 05/20/33                                            303             299
  General National Mortgage Association, 5.00%, 06/20/33                                            151             146
  General National Mortgage Association, 5.00%, 10/15/33                                            351             340
  General National Mortgage Association, 6.00%, 10/20/33                                            312             314
  General National Mortgage Association, 6.00%, 04/15/34                                            122             123
  General National Mortgage Association, 6.00%, 01/15/35                                             94              95
  General National Mortgage Association, 7.50%, 09/16/35                                             48              51
                                                                                                                 51,805
U.S. Treasury Securities - 8.0%
  United States Treasury Bond, 6.25%, 08/15/23 (l)                                                6,875           7,797
  United States Treasury Bond, 4.50%, 02/15/36 (l)                                                2,100           1,970
  United States Treasury Note, 2.38%, 08/15/06 (l)                                                2,117           2,099
  United States Treasury Note, 2.63%, 03/15/09 (l)                                                8,375           7,874
  United States Treasury Note, 3.50%, 12/15/09 (l)                                                5,375           5,136
  United States Treasury Note, 3.50%, 02/15/10 (l)                                                3,250           3,098
  United States Treasury Note, 4.38%, 12/15/10 (l)                                                3,800           3,727
                                                                                                                 31,701

  Total Government Securities (cost $90,421)                                                                     88,428

Municipals - 0.2%
  Oregon School Boards Association, 4.76%, 06/30/28                                                 420             377
  State of Illinois, 5.10%, 06/01/33                                                                375             350

  Total Municipals (cost $791)                                                                                      727

Short Term Investments - 15.7%
Money Market Funds - 1.9%
  JNL Money Market Fund, 4.62% (a) (n)                                                            7,555           7,555


Securities Lending Collateral - 13.8%
  Mellon GSL Delaware Business Trust Collateral Fund                                             55,036          55,036

  Total Short Term Investments (cost $62,591)                                                                    62,591

Total Investments - 114.0% (cost $424,504)                                                                      453,745

Other Assets and Liabilities, Net -  (14.0%)                                                                   (55,550)

Total Net Assets - 100%                                                                                        $398,195

JNL/Select Global Growth Fund
Common Stocks - 100.2%
Advertising - 0.8%
  Dentsu Inc.                                                                                         -          $1,614
  Interpublic Group of Cos. Inc. (b)                                                                  1              11
                                                                                                                  1,625
Aerospace & Defense - 1.7%
  Boeing Co.                                                                                         41           3,226


Agriculture - 1.1%
  Monsanto Co.                                                                                       25           2,102


Airlines - 0.7%
  Ryanair Holdings Plc - ADR (b) (l)                                                                 24           1,291

Auto Manufacturers - 1.7%
  Hyundai Motor Co. Ltd.                                                                             20           1,710
  Toyota Motor Corp.                                                                                 30           1,644
                                                                                                                  3,354
Banks - 11.6%
  Commerzbank AG                                                                                     90           3,583
  Erste Bank der Oesterreichischen Sparkassen AG-New                                                 20           1,198
  Erste Bank der Oesterreichischen Sparkassen AG (b)                                                 14             843
  Hana Financial Group Inc.                                                                           -              17
  KBC Groep NV                                                                                       15           1,582
  Mitsubishi UFJ Financial Group Inc.                                                                 -           3,426
  Shinsei Bank Ltd.                                                                                 311           2,177
  Standard Chartered Plc                                                                            151           3,765
  UBS AG                                                                                             36           3,993
  UniCredito Italiano SpA                                                                           274           1,982
                                                                                                                 22,566
Biotechnology - 0.7%
  Clegene Corp. (b)                                                                                  32           1,406


Chemicals - 1.2%
  JSR Corp.                                                                                          76           2,248


Computers - 3.5%
  HON HAI Precision Industry Co. Ltd.                                                               232           1,437
  Network Appliance Inc. (b)                                                                         75           2,695
  SanDisk Corp. (b)                                                                                  46           2,646
                                                                                                                  6,778
Cosmetics & Personal Care - 1.8%
  Proctor & Gamble Co.                                                                               60           3,463


Distribution & Wholesale - 0.7%
  Lotte Shopping Co. Ltd. (b) (e) (l)                                                                65           1,327


Diversified Financial Services - 5.0%
  E*Trade Financial Corp. (b)                                                                        85           2,293
  Euronext NV                                                                                        19           1,542
  Goldman Sachs Group Inc.                                                                           20           3,171
  Nasdaq Stock Market Inc. (b)                                                                       23             925
  SLM Corp.                                                                                          34           1,776
                                                                                                                  9,707
E - Commerce - 3.0%
  eBay Inc. (b)                                                                                      61           2,367
  Rakuten Inc.                                                                                        4           3,417
                                                                                                                  5,784
Electrical Components & Equipment - 1.5%
  Sharp Corp.                                                                                       168           2,976


Entertainment - 3.8%
  EMI Group Plc                                                                                     866           3,809
  OPAP SA                                                                                            35           1,345
  Warner Music Group Corp.                                                                          106           2,290
                                                                                                                  7,444
Healthcare Products - 1.5%
  Boston Scientific Corp. (b) (l)                                                                    60           1,390
  Medtronic Inc.                                                                                     32           1,604
                                                                                                                  2,994
Healthcare Services - 1.1%
  UnitedHealth Group Inc.                                                                            40           2,206


Holding Companies - Diversified - 1.3%
  LVMH Moet Hennessy Louis Vuitton SA                                                                26           2,516


Household Products - 1.9%
  Reckitt Benckiser Plc                                                                             107           3,759


Internet - 2.2%
  Google Inc. - Class A (b)                                                                          11           4,329


Lodging - 2.9%
  Harrah's Entertainment Inc.                                                                        20           1,559
  Las Vegas Sands Corp. (b) (l)                                                                      73           4,153
                                                                                                                  5,712
Media - 1.4%
  Grupo Televisa SA - ADR                                                                           142           2,818


Mining - 2.3%
  Cameco Corp. (l)                                                                                   57           2,052
  Inco Ltd. (b)                                                                                      48           2,395
                                                                                                                  4,447
Oil & Gas - 5.6%
  Noble Corp.                                                                                        33           2,660
  Suncor Energy Inc.                                                                                 40           3,070
  Valero Energy Corp.                                                                                39           2,355
  XTO Energy Inc.                                                                                    63           2,754
                                                                                                                 10,839
Oil & Gas Services - 1.6%
  Schlumberger Ltd.                                                                                  25           3,152


Pharmaceuticals - 9.6%
  AstraZeneca Plc                                                                                    19             934
  Cardinal Health Inc.                                                                               55           4,091
  Eisai Co. Ltd.                                                                                     67           2,929
  Roche Holding AG                                                                                   13           1,919
  Sanofi-Aventis                                                                                     23           2,180
  Schering-Plough Corp.                                                                             153           2,900
  Teva Pharmaceutical Industries Ltd. - ADR                                                          50           2,075
  Wyeth                                                                                              33           1,587
                                                                                                                 18,615
Real Estate - 0.8%
  Sumitomo Realty & Development Co. Ltd.                                                             59           1,634


Retail - 4.5%
  Best Buy Co. Inc.                                                                                  32           1,781
  Carphone Warehouse Group Plc                                                                      778           4,178
  Kingfisher Plc                                                                                    253           1,055
  Starbucks Corp. (b)                                                                                45           1,690
                                                                                                                  8,704
Semiconductors - 4.6%
  Asml Holding Nv (b)                                                                               136           2,772
  Samsung Electronics Co. Ltd.                                                                        6           3,601
  Tokyo Electron Ltd.                                                                                37           2,566
                                                                                                                  8,939
Software - 5.1%
  Adobe Systems Inc. (b)                                                                             51           1,781
  Electronic Arts Inc. (b) (l)                                                                       44           2,391
  Microsoft Corp.                                                                                   139           3,782
  SAP AG                                                                                              9           1,994
                                                                                                                  9,948
Telecommunications - 2.2%
  SES Global SA - ADR                                                                               116           1,840
  Sprint Nextel Corp.                                                                                96           2,478
                                                                                                                  4,318
Telecommunications Equipment - 3.8%
  Cisco Systems Inc. (b)                                                                            117           2,533
  Corning Inc. (b)                                                                                  178           4,785
                                                                                                                  7,318
Water - 0.4%
  Veolia Environnement                                                                               14             793


Wireless Telecommunications - 8.6%
  America Movil SA de CV - Class L - ADR                                                             94           3,210
  American Tower Corp. (b)                                                                          105           3,175
  Motorola Inc.                                                                                     125           2,866
  Nokia Oyj - Class A - ADR                                                                         116           2,401
  Qualcomm Inc.                                                                                      50           2,510
  Telefonaktiebolaget LM Ericsson - Class B (b)                                                     681           2,588
                                                                                                                 16,750

  Total Common Stocks (cost $171,140)                                                                           195,088

Short Term Investments - 14.0%
Money Market Funds - 0.1%
  JNL Money Market Fund, 4.62% (a) (n)                                                              266             266


Securities Lending Collateral - 13.9%
  Mellon GSL Delaware Business Trust Collateral Fund                                             26,954          26,954

  Total Short Term Investments (cost $27,220)                                                                    27,220

Total Investments - 114.2% (cost $198,360)                                                                      222,308

Other Assets and Liabilities, Net -  (14.2%)                                                                   (27,634)

Total Net Assets - 100%                                                                                        $194,674

JNL/Select Large Cap Growth Fund
Common Stocks - 98.1%
Aerospace & Defense - 6.3%
  Boeing Co.                                                                                        100          $7,768
  General Dynamics Corp.                                                                             85           5,447
                                                                                                                 13,215
Banks - 5.3%
  Commerce Bancorp. Inc. (l)                                                                        142           5,211
  UBS AG                                                                                             53           5,786
                                                                                                                 10,997
Biotechnology - 2.1%
  Amgen Inc. (b)                                                                                     41           2,991
  Genzyme Corp. (b)                                                                                  21           1,436
                                                                                                                  4,427
Commercial Services - 2.3%
  Equifax Inc.                                                                                       55           2,042
  Moody's Corp.                                                                                      38           2,710
                                                                                                                  4,752
Computers - 7.8%
  Apple Computer Inc. (b)                                                                            50           3,118
  Network Appliance Inc. (b)                                                                        261           9,410
  SanDisk Corp. (b)                                                                                  64           3,667
                                                                                                                 16,195
Cosmetics & Personal Care - 1.0%
  Proctor & Gamble Co.                                                                               36           2,087


Diversified Financial Services - 14.3%
  Chicago Mercantile Exchange Holdings Inc.                                                          12           5,182
  Countrywide Financial Corp.                                                                       261           9,592
  Franklin Resources Inc.                                                                            68           6,387
  Legg Mason Inc.                                                                                    36           4,479
  Nasdaq Stock Market Inc. (b)                                                                       98           3,907
                                                                                                                 29,547
E - Commerce - 0.5%
  eBay Inc. (b)                                                                                      26           1,031


Engineering & Construction - 1.5%
  Fluor Corp. (l)                                                                                    36           3,099


Entertainment - 1.5%
  Pixar (b)                                                                                          50           3,189


Healthcare Products - 5.2%
  Medtronic Inc.                                                                                    163           8,295
  St Jude Medical Inc. (b)                                                                           64           2,619
                                                                                                                 10,914
Healthcare Services - 6.8%
  Coventry Health Care Inc. (b)                                                                      47           2,521
  UnitedHealth Group Inc.                                                                           137           7,636
  WellPoint Inc. (b)                                                                                 52           4,055
                                                                                                                 14,212
Home Builders - 0.8%
  DR Horton Inc.                                                                                     48           1,606


Insurance - 0.8%
  Progressive Corp.                                                                                  17           1,729


Internet - 2.8%
  Google Inc. - Class A (b)                                                                          15           5,792


Lodging - 2.4%
  Las Vegas Sands Corp. (b)                                                                           9             490
  Starwood Hotels & Resorts Worldwide Inc. (b)                                                       66           4,447
                                                                                                                  4,937
Manufacturing - 1.2%
  Danaher Corp. (l)                                                                                  40           2,546


Media - 0.9%
  Viacom Inc. (b)                                                                                    47           1,840


Mining - 2.3%
  Cameco Corp. (l)                                                                                  136           4,896


Oil & Gas - 1.4%
  Petro-Canada                                                                                       62           2,966


Oil & Gas Services - 1.8%
  Halliburton Co.                                                                                    52           3,807


Pharmaceuticals - 10.6%
  Amylin Pharmaceuticals Inc. (b)                                                                    20             986
  AstraZeneca Plc - ADR                                                                             188           9,459
  Elan Corp. Plc - ADR (b) (l)                                                                       69             996
  Gilead Sciences Inc. (b)                                                                           36           2,252
  Sanofi-Aventis - ADR                                                                               96           4,567
  Schering-Plough Corp.                                                                             202           3,843
                                                                                                                 22,103
Retail - 0.5%
  Abercrombie & Fitch Co. - Class A                                                                  17           1,010


Semiconductors - 3.0%
  Marvell Tech Group Ltd. (b)                                                                        78           4,224
  Nvidia Corp. (b)                                                                                   34           1,970
                                                                                                                  6,194
Software - 10.3%
  Adobe Systems Inc. (b)                                                                            175           6,116
  Electronic Arts Inc. (b)                                                                          146           7,965
  Microsoft Corp.                                                                                   192           5,220
  SAP AG - ADR                                                                                       39           2,142
                                                                                                                 21,443
Transportation - 0.3%
  United Parcel Service Inc. - Class B                                                                9             698


Wireless Telecommunications - 4.4%
  America Movil SA de CV - Class L - ADR                                                             53           1,827
  Qualcomm Inc.                                                                                     145           7,328
                                                                                                                  9,155

  Total Common Stocks (cost $182,868)                                                                           204,387

Short Term Investments - 10.8%
Money Market Funds - 2.3%
  JNL Money Market Fund, 4.62% (a) (n)                                                            4,774           4,774


Securities Lending Collateral - 8.5%
  Mellon GSL Delaware Business Trust Collateral Fund                                             17,816          17,816

  Total Short Term Investments (cost $22,590)                                                                    22,590

Total Investments - 108.9% (cost $205,458)                                                                      226,977

Other Assets and Liabilities, Net -  (8.9%)                                                                    (18,516)

Total Net Assets - 100%                                                                                        $208,461

JNL/Select Money Market Fund
Corporate Bonds - 5.4%
Banks - 1.4%
  Bank of America NA, 4.80%, 05/08/06 (g)                                                        $4,000          $4,000


Diversified Financial Services - 1.4%
  Citigroup Global Markets Holdings Inc., 4.72%, 05/08/06 (g) (l)                                 3,000           3,000
  Permanent Financing Plc, 4.75%, 03/10/07 (e) (g)                                                1,020           1,020
                                                                                                                  4,020
Other Asset Backed Securities - 2.6%
  Holmes Financing Plc, 4.72%, 12/15/06 (g)                                                       2,700           2,700
  Mound Financing Plc, 4.65%, 11/08/06 (e) (g)                                                    2,769           2,769
  Permanent Financing Plc, 4.66%, 06/10/06 (g)                                                    2,210           2,210
                                                                                                                  7,679

  Total Corporate Bonds (cost $15,699)                                                                           15,699

Government Securities - 2.5%
U.S. Government Agencies - 2.5%
  Federal Home Loan Mortgage Corp., 4.02%, 08/01/06 (l)                                           4,000           4,000
  Federal National Mortgage Association, 3.25%, 07/31/06 (l)                                      3,200           3,193

  Total Government Securities (cost $7,193)                                                                       7,193

Short Term Investments - 94.0%
Certificates of Deposit - 21.6%
  American Expres, 4.87%, 06/21/06                                                                7,000           7,000
  ANZ Delaware Inc., 4.81%, 01/29/07                                                              4,600           4,600
  Barclays Bank Plc, 4.63%, 05/09/06 (g)                                                          5,000           5,000
  BB&T Corp., 4.76%, 04/28/06                                                                     7,000           7,000
  Canadian INP Bank, 3.72%, 04/21/06                                                              2,000           1,999
  Credit Suisse, 4.54%, 10/17/06                                                                  3,500           3,500
  Credit Suisse, 4.79%, 01/24/07                                                                  3,600           3,600
  Deutsche Bank, 4.94%, 02/06/07                                                                  4,000           4,000
  HBOS Plc, 4.81%, 12/07/06                                                                       3,500           3,500
  HBOS Treasury Services Plc, 4.84%, 01/30/07                                                     3,400           3,400
  Royal Bank of Scotland Plc, 4.82%, 01/18/07                                                     3,000           3,000
  Svenska Handels NY, 4.81%, 12/27/06                                                             4,000           4,000
  Wells Fargo Bank, 5.09%, 03/29/07                                                               5,500           5,500
  Westdeutsche, 3.97%, 07/14/06                                                                   2,000           2,000
  Wilmington Trust, 4.64%, 05/09/06                                                               5,000           5,000

63,099
Commercial Paper - 47.8%
  Apreco LLC, 4.60%, 04/19/06                                                                     5,000           4,989
  Aspen Funding, 4.64%, 04/11/06                                                                  5,000           4,994
  Cafco, 4.68%, 04/27/06                                                                          5,000           4,983
  Cargill Inc., 4.73%, 04/19/06                                                                   7,000           6,983
  CDC Funding LLC, 4.55%, 04/05/06                                                                5,000           4,997
  Ciesco LLC, 4.58%, 04/18/06                                                                     5,000           4,989
  Citigroup Global Markets, 4.56%, 04/03/06                                                       5,500           5,499
  Clipper, 4.55%, 04/03/06                                                                        5,000           4,999
  Eureka Securities, 4.65%, 04/10/06                                                              2,000           1,998
  General Electric Capital Co., 4.63%, 05/01/06                                                   7,000           6,973
  GlaxoSmithKline, 4.55%, 04/19/06                                                                6,000           5,986
  Goldman Sachs, 4.77%, 04/11/06                                                                  5,500           5,493
  Greyhawk Funding, 4.76%, 04/25/06                                                               5,500           5,483
  Merrill Lynch, 4.72%, 04/03/06                                                                  5,500           5,499
  Metlife Inc., 4.76%, 05/01/06                                                                   6,000           6,000
  Monumental Life Funding Agreement, 4.77%, 04/13/06                                              3,000           3,000
  Morgan Stanley, 4.77%, 04/04/06                                                                 5,500           5,498
  Northern Rock, 4.68%, 04/18/06                                                                  6,900           6,885
  Park Avenue, 4.70%, 04/17/06                                                                    5,000           4,990
  Ranger Funding, 4.77%, 05/03/06                                                                 5,000           4,979
  Shell Finance Plc, 4.53%, 04/12/06                                                              6,000           5,992
  UBS Finance LLC, 4.55%, 04/03/06                                                                6,000           5,998
  United Health Group, 4.74%, 04/18/06                                                            7,000           6,984
  Variable Funding, 4.56%, 04/06/06                                                               5,000           4,997
  Windmill Funding, 4.60%, 04/10/06                                                               5,000           4,993
  Yorktown, 4.71%, 04/19/06                                                                       5,500           5,486
                                                                                                                139,667

Money Market Funds - 0.0%
  Dreyfus Cash Management Plus Fund, 4.55% (a)                                                       97              97

Repurchase Agreement - 22.2%
  Repurchase Agreement with Bank of America Securities, 4.82%,
  (Collateralized by $76,327 Federal Home Loan Mortgage Corporation, 5.00%, due
  04/01/35, market value $72,774) acquired on 03/31/06, due 04/03/06 at $64,726                  64,700          64,700


Securities Lending Collateral - 2.4%
  Mellon GSL Delaware Business Trust Collateral Fund                                              7,130           7,130

  Total Short Term Investments (cost $247,693)                                                                  247,693

Total Investments - 101.9% (cost $297,585)                                                                      297,585

Other Assets and Liabilities, Net -  (1.9%)                                                                     (5,572)

Total Net Assets - 100%                                                                                        $292,013

JNL/Select Value Fund
Common Stocks - 98.4%
Aerospace & Defense - 4.9%
  General Dynamics Corp.                                                                            116          $7,422
  Goodrich Corp.                                                                                     71           3,109
  Lockheed Martin Corp.                                                                              51           3,839
                                                                                                                 14,370
Airlines - 2.4%
  AMR Corp. (b) (l)                                                                                  61           1,640
  Southwest Airlines Co. (l)                                                                        311           5,600
                                                                                                                  7,240
Apparel - 1.2%
  Nike Inc. - Class B                                                                                42           3,591


Banks - 9.2%
  Bank of America Corp.                                                                             243          11,084
  National City Corp.                                                                               134           4,663
  PNC Financial Services Group Inc.                                                                  40           2,665
  SunTrust Banks Inc.                                                                                37           2,663
  US Bancorp                                                                                         90           2,755
  Wells Fargo & Co.                                                                                  64           4,100
                                                                                                                 27,930
Beverages - 1.6%
  PepsiCo Inc.                                                                                       85           4,901


Building Materials - 0.8%
  American Standard Cos. Inc.                                                                        56           2,379


Chemicals - 2.7%
  Dow Chemical Co.                                                                                   89           3,605
  EI Du Pont de Nemours & Co. (l)                                                                   110           4,656
                                                                                                                  8,261
Computers - 0.9%
  Sun Microsystems Inc. (b)                                                                         545           2,794


Diversified Financial Services - 8.3%
  Citigroup Inc.                                                                                    227          10,712
  Goldman Sachs Group Inc.                                                                           53           8,240
  JPMorgan Chase & Co.                                                                              109           4,530
  Merrill Lynch & Co. Inc.                                                                           19           1,529
                                                                                                                 25,011
Diversified Machinery - 1.0%
  Rockwell Automation Inc.                                                                           44           3,178


Electric - 6.9%
  Consolidated Edison Inc. (l)                                                                       59           2,562
  Dominion Resources Inc.                                                                            53           3,652
  Entergy Corp.                                                                                      18           1,234
  Exelon Corp.                                                                                       76           4,015
  FPL Group Inc. (l)                                                                                 59           2,368
  PPL Corp.                                                                                          84           2,478
  SCANA Corp                                                                                         66           2,590
  TXU Corp.                                                                                          47           2,086
                                                                                                                 20,985
Food - 3.5%
  Campbell Soup Co.                                                                                  94           3,036
  Kellogg Co.                                                                                       104           4,571
  Safeway Inc.                                                                                      113           2,849
                                                                                                                 10,456
Healthcare Products - 1.9%
  Baxter International Inc.                                                                         110           4,269
  Beckman Coulter Inc.                                                                               25           1,386
                                                                                                                  5,655
Healthcare Services - 2.5%
  WellPoint Inc. (b)                                                                                 96           7,426


Household Products - 0.9%
  Kimberly-Clark Corp.                                                                               46           2,676


Insurance - 6.1%
  ACE Ltd.                                                                                           86           4,462
  Allstate Corp.                                                                                     55           2,866
  American International Group Inc.                                                                 100           6,629
  Chubb Corp.                                                                                        48           4,562
                                                                                                                 18,519
Machinery - 4.2%
  Caterpillar Inc.                                                                                  178          12,746


Manufacturing - 1.6%
  General Electric Corp.                                                                            139           4,845


Media - 2.3%
  Comcast Corp. - Class A (b)                                                                       151           3,948
  Time Warner Inc.                                                                                  186           3,130
                                                                                                                  7,078
Metal Fabrication & Hardware - 0.7%
  Precision Castparts Corp.                                                                          37           2,222


Mining - 2.8%
  Alcoa Inc.                                                                                        167           5,110
  Cameco Corp. (l)                                                                                   97           3,506
                                                                                                                  8,616
Office & Business Equipment - 1.0%
  Pitney Bowes Inc.                                                                                  68           2,906


Oil & Gas - 10.3%
  ConocoPhillips                                                                                     80           5,058
  Exxon Mobil Corp.                                                                                 210          12,775
  GlobalSantaFe Corp. (l)                                                                            74           4,483
  Occidental Petroleum Corp.                                                                         89           8,200
  XTO Energy Inc.                                                                                    19             810
                                                                                                                 31,326
Pharmaceuticals - 4.2%
  Abbott Laboratories                                                                                68           2,896
  Pfizer Inc.                                                                                       140           3,499
  Wyeth                                                                                             130           6,308
                                                                                                                 12,703
Real Estate Investment Trusts - 1.4%
  Host Marriott Corp.                                                                               202           4,316


Retail - 5.2%
  CVS Corp.                                                                                         355          10,595
  Federated Department Stores Inc.                                                                   32           2,314
  McDonald's Corp.                                                                                   81           2,783
                                                                                                                 15,692
Savings & Loans - 3.2%
  Golden West Financial Corp. (l)                                                                   127           8,596
  Washington Mutual Inc.                                                                             29           1,245
                                                                                                                  9,841
Semiconductors - 0.9%
  Applied Materials Inc.                                                                            163           2,856


Telecommunications - 4.9%
  AT&T Inc.                                                                                         237           6,420
  BellSouth Corp.                                                                                   121           4,189
  Sprint Nextel Corp.                                                                               161           4,155
                                                                                                                 14,764
Wireless Telecommunications - 0.9%
  Motorola Inc.                                                                                     117           2,687

  Total Common Stocks (cost $265,546)                                                                           297,970

Short Term Investments - 9.1%
Money Market Funds - 1.5%
  JNL Money Market Fund, 4.62% (a) (n)                                                            4,366           4,366


Securities Lending Collateral - 7.6%
  Mellon GSL Delaware Business Trust Collateral Fund                                             23,116          23,116

  Total Short Term Investments (cost $27,482)                                                                    27,482

Total Investments - 107.5% (cost $293,028)                                                                      325,452

Other Assets and Liabilities, Net -  (7.5%)                                                                    (22,573)

Total Net Assets - 100%                                                                                        $302,879

JNL/T. Rowe Price Established Growth Fund
Common Stocks - 97.2%
Aerospace & Defense - 0.5%
  General Dynamics Corp.                                                                             63          $4,044


Agriculture - 0.7%
  Monsanto Co.                                                                                       65           5,509


Airlines - 0.6%
  Southwest Airlines Co. (l)                                                                        259           4,661


Apparel - 0.8%
  Nike Inc. - Class B                                                                                70           5,991


Banks - 6.1%
  Anglo Irish Bank Corp. Plc                                                                        388           6,396
  Erste Bank der Oesterreichischen Sparkassen AG                                                     59           3,503
  Northern Trust Corp. (l)                                                                          129           6,757
  State Street Corp.                                                                                139           8,412
  UBS AG                                                                                            156          17,136
  UniCredito Italiano SpA                                                                           497           3,593
                                                                                                                 45,797
Beverages - 0.7%
  PepsiCo Inc.                                                                                       89           5,138


Biotechnology - 2.1%
  Amgen Inc. (b)                                                                                    152          11,051
  Genentech Inc. (b)                                                                                 57           4,842
                                                                                                                 15,893
Commercial Services - 2.1%
  Accenture Ltd.                                                                                    404          12,148
  Cendant Corp.                                                                                     233           4,041
                                                                                                                 16,189
Computers - 2.9%
  Affiliated Computer Services Inc. - Class A (b)                                                    42           2,530
  Dell Inc. (b)                                                                                     403          11,984
  EMC Corp. (b)                                                                                     566           7,713
                                                                                                                 22,227
Cosmetics & Personal Care - 1.0%
  Proctor & Gamble Co.                                                                              130           7,472


Data Processing - 1.8%
  Automatic Data Processing Inc.                                                                    184           8,410
  First Data Corp.                                                                                  109           5,117
                                                                                                                 13,527
Diversified Financial Services - 9.7%
  American Express Co.                                                                              237          12,449
  Charles Schwab Corp.                                                                              367           6,318
  Citigroup Inc.                                                                                    295          13,916
  Countrywide Financial Corp.                                                                       143           5,230
  E*Trade Financial Corp. (b)                                                                       150           4,044
  Franklin Resources Inc.                                                                            39           3,628
  Goldman Sachs Group Inc.                                                                           26           4,128
  Legg Mason Inc.                                                                                    37           4,612
  Merrill Lynch & Co. Inc.                                                                           94           7,435
  SLM Corp.                                                                                         191           9,936
  TD Ameritrade Holding Corp. (b)                                                                   106           2,217
                                                                                                                 73,913
Diversified Machinery - 0.7%
  Deere & Co.                                                                                        63           4,972


E - Commerce - 0.4%
  eBay Inc. (b)                                                                                      79           3,070


Electronics - 0.6%
  Garmin Ltd. (l)                                                                                    57           4,535


Entertainment - 0.5%
  International Game Technology                                                                     111           3,920


Food - 0.6%
  Sysco Corp.                                                                                       134           4,285


Healthcare Products - 3.5%
  Alcon Inc.                                                                                         27           2,794
  Johnson & Johnson                                                                                  79           4,655
  Medtronic Inc.                                                                                    160           8,120
  St Jude Medical Inc. (b)                                                                           83           3,399
  Stryker Corp.                                                                                      55           2,439
  Zimmer Holdings Inc. (b) (l)                                                                       75           5,097
                                                                                                                 26,504
Healthcare Services - 5.0%
  Humana Inc. (b)                                                                                   109           5,744
  Quest Diagnostics Inc.                                                                            133           6,813
  UnitedHealth Group Inc.                                                                           347          19,395
  WellPoint Inc. (b)                                                                                 79           6,101
                                                                                                                 38,053
Home Builders - 0.6%
  Lennar Corp. (l)                                                                                   78           4,716


Home Furnishings - 0.7%
  Harman International Industries Inc. (l)                                                           48           5,356


Household Products - 0.5%
  Reckitt Benckiser Plc                                                                              98           3,436


Insurance - 3.4%
  American International Group Inc.                                                                 202          13,317
  Hartford Financial Services Group Inc.                                                             59           4,720
  Marsh & McLennan Cos. Inc. (l)                                                                    129           3,782
  Prudential Financial Inc.                                                                          46           3,480
                                                                                                                 25,299
Internet - 2.2%
  Google Inc. - Class A (b)                                                                          22           8,658
  Yahoo! Inc. (b)                                                                                   237           7,649
                                                                                                                 16,307
Leisure Time - 1.0%
  Carnival Corp. (l)                                                                                157           7,442


Lodging - 1.3%
  Las Vegas Sands Corp. (b)                                                                          32           1,802
  MGM Mirage (b)                                                                                     48           2,086
  Wynn Resorts Ltd. (b) (l)                                                                          74           5,679
                                                                                                                  9,567
Manufacturing - 5.7%
  Danaher Corp. (l)                                                                                 212          13,473
  General Electric Corp.                                                                            857          29,796
                                                                                                                 43,269
Media - 4.4%
  Discovery Holding Co. (b)                                                                         128           1,920
  Grupo Televisa SA - ADR                                                                           168           3,333
  Liberty Media Corp. - Class A (b)                                                               1,016           8,345
  Rogers Communications Inc.                                                                        111           4,250
  Time Warner Inc.                                                                                  181           3,042
  Univision Communications Inc. - Class A (b) (l)                                                   166           5,732
  Viacom Inc. (b)                                                                                   161           6,243
                                                                                                                 32,865
Mining - 1.2%
  BHP Billiton Ltd.                                                                                 440           8,816


Oil & Gas - 2.8%
  Exxon Mobil Corp.                                                                                 119           7,237
  Murphy Oil Corp. (l)                                                                               97           4,813
  Total SA                                                                                           35           9,260
                                                                                                                 21,310
Oil & Gas Services - 2.6%
  Baker Hughes Inc.                                                                                 102           6,970
  Schlumberger Ltd.                                                                                 101          12,733
                                                                                                                 19,703
Pharmaceuticals - 5.4%
  Caremark Rx Inc. (b)                                                                              217          10,692
  Gilead Sciences Inc. (b)                                                                           85           5,264
  Novartis AG                                                                                       165           9,198
  Pfizer Inc.                                                                                       196           4,877
  Roche Holding AG                                                                                   33           4,898
  Sepracor Inc. (b) (l)                                                                              48           2,323
  Wyeth                                                                                              67           3,270
                                                                                                                 40,522
Retail - 8.1%
  Best Buy Co. Inc. (l)                                                                              52           2,904
  Home Depot Inc.                                                                                   232           9,824
  Inditex SA                                                                                         49           1,891
  Kohl's Corp. (b)                                                                                  204          10,809
  Petsmart Inc.                                                                                     211           5,923
  Target Corp.                                                                                       97           5,024
  Walgreen Co.                                                                                      121           5,210
  Wal-Mart de Mexico SA de CV - ADR (l)                                                              68           1,820
  Wal-Mart Stores Inc.                                                                              366          17,295
                                                                                                                 60,700
Semiconductors - 5.4%
  Analog Devices Inc. (l)                                                                           196           7,497
  Applied Materials Inc.                                                                            166           2,908
  Intel Corp.                                                                                       240           4,652
  Marvell Tech Group Ltd. (b)                                                                       110           5,929
  Maxim Integrated Products Inc.                                                                    188           6,992
  Samsung Electronics Co. Ltd.                                                                        6           4,020
  Texas Instruments Inc.                                                                             90           2,919
  Xilinx Inc. (l)                                                                                   216           5,497
                                                                                                                 40,414
Software - 4.4%
  Intuit Inc. (b)                                                                                    75           4,005
  Microsoft Corp.                                                                                   848          23,069
  Oracle Corp. (b)                                                                                  421           5,759
                                                                                                                 32,833
Telecommunications - 1.9%
  Amdocs Ltd. (b)                                                                                   158           5,694
  Bharti Tele Ventures Ltd. (b)                                                                     423           3,922
  TELUS Corp.                                                                                       124           4,837
                                                                                                                 14,453
Telecommunications Equipment - 2.0%
  Cisco Systems Inc. (b)                                                                            150           3,259
  Corning Inc. (b)                                                                                  263           7,069
  Juniper Networks Inc. (b)                                                                         231           4,409
                                                                                                                 14,737
Wireless Telecommunications - 3.3%
  America Movil SA de CV - Class L - ADR                                                            199           6,825
  Crown Castle International Corp. (b)                                                              213           6,027
  Nokia Oyj                                                                                         311           6,439
  Qualcomm Inc.                                                                                      64           3,254
  Telefonaktiebolaget LM Ericsson - Class B (b)                                                     601           2,284
                                                                                                                 24,829

  Total Common Stocks (cost $625,004)                                                                           732,274

Short Term Investments - 15.7%
Money Market Funds - 3.0%
  JNL Money Market Fund, 4.62% (a) (n)                                                            3,000           3,000
  T. Rowe Price Reserves Investment Fund, 4.73%, (a) (n)                                         19,714          19,714
                                                                                                                 22,714
Securities Lending Collateral - 12.7%
  Mellon GSL Delaware Business Trust Collateral Fund                                             95,938          95,938

  Total Short Term Investments (cost $118,652)                                                                  118,652

Total Investments - 112.9% (cost $743,656)                                                                      850,926

Other Assets and Liabilities, Net -  (12.9%)                                                                   (96,969)

Total Net Assets - 100%                                                                                        $753,957

JNL/T. Rowe Price Mid-Cap Growth Fund
Common Stocks - 96.5%
Advertising - 2.3%
  Catalina Marketing Corp.                                                                          112          $2,587
  Clear Channel Outdoor Holdings Inc. (b)                                                            64           1,491
  Getty Images Inc. (b) (l)                                                                          42           3,145
  Harte-Hanks Inc.                                                                                    3              88
  Lamar Advertising Co. (b) (l)                                                                     138           7,251
  Omnicom Group Inc.                                                                                  5             375
  WPP Group Plc - ADR                                                                                 5             288
                                                                                                                 15,225
Aerospace & Defense - 2.9%
  Alliant Techsystems Inc. (b) (l)                                                                   53           4,090
  Empresa Brasileira de Aeronautica SA - ADR (l)                                                      7             262
  Goodrich Corp.                                                                                    114           4,971
  Rockwell Collins Inc.                                                                             153           8,610
                                                                                                                 17,933
Agriculture - 0.0%
  Delta & Pine Land Co.                                                                               3              84
  Monsanto Co.                                                                                        2             136
                                                                                                                    220
Airlines - 1.1%
  SkyWest Inc.                                                                                       12             340
  Southwest Airlines Co.                                                                            384           6,906
                                                                                                                  7,246
Apparel - 0.0%
  Coach Inc. (b)                                                                                      9             297


Auto Manufacturers - 1.0%
  Oshkosh Truck Corp.                                                                               109           6,784


Auto Parts & Equipment - 0.1%
  TRW Automotive Holdings Corp. (b)                                                                  18             419


Banks - 0.6%
  City National Corp.                                                                                 1              92
  East West Bancorp Inc.                                                                              2              93
  First Horizon National Corp. (l)                                                                    2              79
  Investors Financial Services Corp. (l)                                                             30           1,401
  Mellon Financial Corp.                                                                              5             182
  Northern Trust Corp.                                                                                6             315
  State Street Corp.                                                                                  6             344
  SVB Financial Group (b)                                                                            22           1,162
  Synovus Financial Corp.                                                                            14             368
  UCBH Holdings Inc. (l)                                                                              5              95
                                                                                                                  4,131
Beverages - 0.3%
  Cott Corp. (b)                                                                                    148           1,906


Biotechnology - 3.0%
  Charles River Laboratories International Inc. (b) (l)                                               2             118
  Clegene Corp. (b) (l)                                                                               8             358
  deCODE genetics Inc. (b) (l)                                                                       11              95
  Genzyme Corp. (b)                                                                                   1              94
  Human Genome Sciences Inc. (b)                                                                     53             576
  Integra LifeSciences Holdings Corp. (b)                                                             2              94
  Invitrogen Corp. (b) (l)                                                                            2             105
  Martek Biosciences Corp. (b) (l)                                                                    3              89
  Medimmune Inc. (b)                                                                                260           9,503
  Millennium Pharmaceuticals Inc. (b) (l)                                                             8              84
  Millipore Corp. (b)                                                                                 2             139
  Myogen Inc. (b)                                                                                    33           1,210
  Nektar Therapeutics (b) (l)                                                                         5             100
  PDL BioPharma Inc. (b) (l)                                                                         70           2,289
  Qiagen NV (b)                                                                                       7             107
  Vertex Pharmaceuticals Inc. (b) (l)                                                               100           3,641
                                                                                                                 18,602
Building Materials - 0.6%
  American Standard Cos. Inc.                                                                        89           3,815


Chemicals - 0.1%
  Ecolab Inc.                                                                                         8             298
  Sigma-Aldrich Corp.                                                                                 1              92
  Symyx Technologies Inc. (b)                                                                         3              94
  Valspar Corp.                                                                                       5             150
                                                                                                                    634
Coal - 0.0%
  Foundation Coal Holdings Inc.                                                                       6             251


Commercial Services - 6.1%
  Apollo Group Inc. - Class A (b) (l)                                                                 2             101
  Aramark Corp.                                                                                       3              89
  Career Education Corp. (b) (l)                                                                      3             102
  ChoicePoint Inc. (b)                                                                              133           5,947
  Corporate Executive Board Co.                                                                       4             363
  DeVry Inc. (b) (l)                                                                                  3              71
  DST Systems Inc. (b) (l)                                                                          108           6,229
  Education Management Corp. (b)                                                                     91           3,786
  Equifax Inc.                                                                                        4             130
  H&R Block Inc. (l)                                                                                  5              97
  Iron Mountain Inc. (b) (l)                                                                        142           5,799
  ITT Educational Services Inc. (b)                                                                   2             135
  Laureate Education Inc. (b)                                                                        43           2,295
  LECG Corp. (b)                                                                                      5             104
  Manpower Inc. (l)                                                                                 115           6,559
  Moody's Corp.                                                                                       8             543
  Paychex Inc.                                                                                       10             400
  Resources Connection Inc. (b)                                                                      18             448
  Ritchie Bros Auctioneers Inc.                                                                       5             257
  Robert Half International Inc.                                                                     79           3,054
  United Rentals Inc. (b) (l)                                                                        64           2,208
  Universal Technical Institute Inc. (b)                                                              3              78
  Viad Corp.                                                                                         49           1,680
                                                                                                                 40,475
 Computers - 1.9%
  CACI International Inc. - Class A (b)                                                              63           4,142
  Cadence Design Systems Inc. (b) (l)                                                               183           3,376
  Cognizant Technology Solutions Corp. (b)                                                            6             381
  Factset Research Systems Inc. (l)                                                                   3             146
  Jack Henry & Associates Inc. (l)                                                                  122           2,792
  Spansion Inc. (b)                                                                                 135           1,998
  Synopsys Inc. (b)                                                                                   5             110
                                                                                                                 12,945
Cosmetics & Personal Care - 0.0%
  Avon Products Inc.                                                                                  5             150


Data Processing - 2.2%
  Dun & Bradstreet Corp. (b)                                                                          2             184
  Fair Isaac Corp.                                                                                    3             127
  Filenet Corp. (b)                                                                                   4             113
  Fiserv Inc. (b)                                                                                     2             102
  Global Payments Inc.                                                                               64           3,371
  MoneyGram International Inc.                                                                      174           5,342
  NAVTEQ Corp. (b) (l)                                                                              111           5,612
                                                                                                                 14,851
Distribution & Wholesale - 0.6%
  CDW Corp. (l)                                                                                      57           3,372
  WW Grainger Inc.                                                                                    4             324
                                                                                                                  3,696
Diversified Financial Services - 5.4%
  BlackRock Inc. (l)                                                                                  2             322
  CapitalSource Inc. (l)                                                                             56           1,404
  CBOT Holdings Inc. - Class A (b) (l)                                                                4             525
  Charles Schwab Corp.                                                                                9             162
  Chicago Mercantile Exchange Holdings Inc. (l)                                                       1             537
  E*Trade Financial Corp. (b)                                                                       232           6,254
  Eaton Vance Corp. (l)                                                                             157           4,290
  Federated Investors Inc. - Class B                                                                  2              90
  Fidelity National Information Services Inc.                                                       112           4,554
  Janus Capital Group Inc.                                                                          122           2,827
  Lazard Ltd. - Class A                                                                               2             102
  Legg Mason Inc.                                                                                    38           4,769
  Nuveen Investments Inc. - Class A (l)                                                              78           3,761
  optionsXpress Holdings Inc. (l)                                                                     4             125
  SEI Investments Co.                                                                                 2              89
  TD Ameritrade Holding Corp. (b)                                                                   304           6,342
                                                                                                                 36,153
Diversified Machinery - 0.0%
  IDEX Corp. (l)                                                                                      2             110
  Zebra Technologies Corp. (b) (l)                                                                    2              89
                                                                                                                    199
E - Commerce - 1.7%
  Amazon.Com Inc. (b) (l)                                                                           135           4,911
  Monster Worldwide Inc. (b)                                                                        124           6,178
                                                                                                                 11,089
Electric - 0.0%
  AES Corp. (b)                                                                                      12             205

Electrical Components & Equipment - 1.0%
  American Power Conversion Corp. (l)                                                                 6             141
  Ametek Inc.                                                                                       149           6,681
                                                                                                                  6,822
Electronics - 5.2%
  Cogent Inc. (b) (l)                                                                               128           2,344
  Cymer Inc. (b)                                                                                      2              86
  Dolby Laboratories Inc. - Class A (b)                                                              96           1,996
  Flextronics International Ltd. (b)                                                                315           3,260
  Flir Systems Inc. (b)                                                                             123           3,489
  Garmin Ltd. (l)                                                                                    65           5,147
  Gentex Corp. (l)                                                                                  255           4,449
  II-VI Inc. (b)                                                                                      5              92
  Jabil Circuit Inc. (b)                                                                            156           6,695
  Symbol Technologies Inc.                                                                          365           3,860
  Thermo Electron Corp. (b)                                                                          89           3,282
  Waters Corp. (b)                                                                                    4             160
                                                                                                                 34,860
Engineering & Construction - 0.0%
  Fluor Corp.                                                                                         3             215


Entertainment - 1.0%
  DreamWorks Animation SKG Inc. (b)                                                                  53           1,412
  International Game Technology                                                                     147           5,188
  Shuffle Master Inc. (b) (l)                                                                         7             256
                                                                                                                  6,856
Environmental Control - 0.6%
  Nalco Holding Co. (b)                                                                             210           3,717
  Stericycle Inc. (b)                                                                                 2             156
                                                                                                                  3,873
Food - 0.3%
  Hershey Co. (l)                                                                                     4             183
  McCormick & Co. Inc.                                                                                4             142
  Tootsie Roll Industries Inc.                                                                        -               1
  Whole Foods Market Inc.                                                                            27           1,794
  WM Wrigley Jr Co.                                                                                   2             134
                                                                                                                  2,254
Gas - 0.0%
  Praxair Inc. (l)                                                                                    2              88


Healthcare Products - 2.8%
  American Medical Systems Holdings Inc. (b)                                                          9             196
  Arthrocare Corp. (b)                                                                                2              96
  Bausch & Lomb Inc.                                                                                  3             191
  Becton Dickinson & Co.                                                                              3             191
  Biomet Inc. (l)                                                                                     6             217
  CR Bard Inc.                                                                                       19           1,282
  Dade Behring Holdings Inc.                                                                          3             100
  Dentsply International Inc.                                                                         3             151
  Edwards Lifesciences Corp. (b)                                                                     95           4,141
  Gen-Probe Inc. (b)                                                                                 46           2,541
  Healthways Inc. (b)                                                                                 2             102
  Henry Schein Inc. (b)                                                                               4             182
  Hologic Inc. (b)                                                                                    2             100
  Kinetic Concepts Inc. (b)                                                                          60           2,470
  Kyphon Inc. (b)                                                                                     3             112
  Patterson Cos. Inc. (b) (l)                                                                       144           5,079
  Resmed Inc. (b) (l)                                                                                 5             198
  Respironics Inc. (b)                                                                                4             171
  Smith & Nephew Plc - ADR                                                                            2              89
  St Jude Medical Inc. (b)                                                                            2              86
  Sybron Dental Specialties Inc. (b)                                                                  4             144
  Techne Corp. (b)                                                                                    3             150
  Varian Medical Systems Inc. (b)                                                                     4             241
  Ventana Medical Systems Inc. (b)                                                                    3             117
  Zimmer Holdings Inc. (b) (l)                                                                        2             135
                                                                                                                 18,482
Healthcare Services - 4.9%
  Community Health Systems Inc. (b)                                                                  88           3,181
  Coventry Health Care Inc. (b)                                                                      43           2,305
  DaVita Inc. (b)                                                                                    44           2,625
  Health Management Associates Inc. (l)                                                             148           3,195
  Humana Inc. (b)                                                                                    78           4,128
  Laboratory Corp of America Holdings (b)                                                           105           6,146
  LifePoint Hospitals Inc. (b)                                                                        3             106
  Lincare Holdings Inc. (b)                                                                           6             214
  Manor Care Inc. (l)                                                                               151           6,710
  Quest Diagnostics Inc. (l)                                                                          5             236
  Triad Hospitals Inc. (b)                                                                           91           3,813
                                                                                                                 32,659
Home Builders - 0.1%
  Centex Corp.                                                                                        1              87
  KB Home (l)                                                                                         1              91
  Lennar Corp. (l)                                                                                    3             187
  Meritage Corp. (b)                                                                                  2              88
  Pulte Homes Inc.                                                                                    2              92
  Thor Industries Inc.                                                                                3             144
  Toll Brothers Inc. (b) (l)                                                                          3              90
  Winnebago Industries (l)                                                                            3              79
                                                                                                                    858
Home Furnishings - 0.7%
  Harman International Industries Inc. (l)                                                           43           4,801


Insurance - 1.8%
  AMBAC Financial Group Inc. (l)                                                                      1              96
  Arch Capital Group Ltd. (b)                                                                         3             173
  Arthur J Gallagher & Co. (l)                                                                        3              92
  Assurant Inc.                                                                                     108           5,319
  Axis Capital Holdings Ltd.                                                                        124           3,705
  Brown & Brown Inc.                                                                                  4             126
  Markel Corp. (b)                                                                                    -             101
  Marsh & McLennan Cos. Inc.                                                                          5             135
  MBIA Inc. (l)                                                                                       2              90
  Principal Financial Group                                                                          47           2,294
  Willis Group Holdings Ltd. (l)                                                                      2              72
                                                                                                                 12,203
Internet - 2.6%
  Check Point Software Technologies (b)                                                               7             142
  Checkfree Corp. (b) (l)                                                                            81           4,070
  CNET Networks Inc. (b)                                                                            215           3,055
  Digital River Inc. (b) (l)                                                                          4             161
  F5 Networks Inc. (b) (l)                                                                            1              94
  Internet Security Systems (b)                                                                       4              94
  McAfee Inc. (b)                                                                                   116           2,827
  Sina Corp. (b) (l)                                                                                  3              89
  Verisign Inc. (b)                                                                                 276           6,621
  Websense Inc. (b)                                                                                   3              72
                                                                                                                 17,225
Leisure Time - 0.5%
  Brunswick Corp.                                                                                    74           2,891
  Harley-Davidson Inc. (l)                                                                            4             228
  Royal Caribbean Cruises Ltd. (l)                                                                    6             248
  WMS Industries Inc. (b) (l)                                                                         3              99
                                                                                                                  3,466
Lodging - 2.3%
  Boyd Gaming Corp. (l)                                                                               5             225
  Choice Hotels International Inc.                                                                    6             279
  Fairmont Hotels & Resorts Inc.                                                                    175           7,823
  Harrah's Entertainment Inc. (l)                                                                     3             257
  Hilton Hotels Corp.                                                                                11             278
  Las Vegas Sands Corp. (b) (l)                                                                       3             164
  Marriott International Inc. - Class A                                                               5             357
  Station Casinos Inc.                                                                                3             246
  Wynn Resorts Ltd. (b) (l)                                                                          70           5,403
                                                                                                                 15,032
Manufacturing - 3.6%
  Danaher Corp. (l)                                                                                  68           4,334
  ITT Industries Inc.                                                                                76           4,256
  Pall Corp.                                                                                          3              94
  Pentair Inc. (l)                                                                                   77           3,138
  Roper Industries Inc.                                                                             202           9,814
  Teleflex Inc.                                                                                      36           2,572
                                                                                                                 24,208
Media - 2.3%
  Citadel Broadcasting Corp. (l)                                                                    242           2,679
  Discovery Holding Co. (b)                                                                         191           2,865
  EW Scripps Co. (l)                                                                                  2              80
  McGraw-Hill Cos. Inc.                                                                               2             104
  Meredith Corp. (l)                                                                                  2              89
  Radio One Inc. (b) (l)                                                                             12              88
  Rogers Communications Inc. (l)                                                                    125           4,757
  Salem Communications Corp. - Class A (b)                                                            7             108
  Univision Communications Inc. - Class A (b) (l)                                                   135           4,664
                                                                                                                 15,434
Metal Fabrication & Hardware - 0.0%
  Precision Castparts Corp.                                                                           5             291


Mining - 0.6%
  Newmont Mining Corp.                                                                               73           3,788


Office Furnishings - 0.0%
  Avery Dennison Corp. (l)                                                                            2              88
  HNI Corp.                                                                                           2              94
                                                                                                                    182
Oil & Gas - 3.5%
  Bill Barrett Corp. (b)                                                                             16             534
  EOG Resources Inc.                                                                                108           7,776
  Murphy Oil Corp.                                                                                  138           6,855
  Ultra Petroleum Corp. (b)                                                                          14             897
  XTO Energy Inc.                                                                                   172           7,494
                                                                                                                 23,556
Oil & Gas Services - 3.7%
  Baker Hughes Inc.                                                                                   3             226
  BJ Services Co.                                                                                   251           8,695
  Cooper Cameron Corp. (b)                                                                           52           2,310
  FMC Technologies Inc. (b)                                                                         105           5,378
  Grant Prideco Inc. (b) (l)                                                                         13             553
  Smith International Inc. (l)                                                                      181           7,032
  Weatherford International Ltd. (b) (l)                                                             11             503
                                                                                                                 24,697
Packaging & Containers - 0.0%
  Sealed Air Corp. (l)                                                                                2              93


Pharmaceuticals - 6.3%
  Abgenix Inc. (b) (l)                                                                               83           1,868
  Alkermes Inc. (b) (l)                                                                             124           2,732
  Allergan Inc.                                                                                       6             609
  Amylin Pharmaceuticals Inc. (b)                                                                    67           3,260
  Atherogenics Inc. (b) (l)                                                                           6             103
  Barr Laboratories Inc. (b)                                                                         94           5,920
  Cephalon Inc. (b) (l)                                                                             104           6,272
  Elan Corp. Plc - ADR (b) (l)                                                                      277           4,000
  Express Scripts Inc. (b) (l)                                                                        3             255
  Gilead Sciences Inc. (b)                                                                           54           3,360
  Medco Health Solutions Inc. (b)                                                                     4             235
  Neurocrine Biosciences Inc. (b) (l)                                                                45           2,917
  Omnicare Inc.                                                                                      56           3,057
  OSI Pharmaceuticals Inc. (b) (l)                                                                   50           1,599
  Sepracor Inc. (b) (l)                                                                              54           2,626
  Theravance Inc. (b)                                                                                34             956
  Valeant Pharmaceutical International (l)                                                          118           1,870
                                                                                                                 41,639
Pipelines - 0.6%
  Western Gas Resources Inc.                                                                         72           3,474
  Williams Cos. Inc.                                                                                 20             424
                                                                                                                  3,898
Retail - 6.6%
  Bed Bath & Beyond Inc. (b)                                                                         38           1,452
  Best Buy Co. Inc.                                                                                  82           4,586
  Carmax Inc. (b) (l)                                                                                78           2,549
  Cheesecake Factory Inc. (b) (l)                                                                   102           3,807
  Dick's Sporting Goods Inc. (b)                                                                      1              48
  Dollar General Corp. (l)                                                                          185           3,272
  Family Dollar Stores Inc. (l)                                                                      18             484
  Fred's Inc.                                                                                         7              89
  Men's Wearhouse Inc.                                                                                3             119
  Michaels Stores Inc.                                                                               91           3,405
  MSC Industrial Direct Co. - Class A                                                                17             918
  O'Reilly Automotive Inc. (b)                                                                      126           4,607
  Outback Steakhouse Inc.                                                                             3             119
  Panera Bread Co. - Class A (b)                                                                      1              90
  Petsmart Inc.                                                                                     189           5,310
  PF Chang's China Bistro Inc. (b) (l)                                                               39           1,922
  Ross Stores Inc.                                                                                  117           3,418
  Shoppers Drug Mart Corp.                                                                           58           2,208
  Staples Inc.                                                                                        8             191
  Tiffany & Co.                                                                                       6             221
  Tim Hortons Inc. (b) (l)                                                                           23             605
  TJX Cos. Inc.                                                                                      14             338
  Wendy's International Inc.                                                                         13             807
  Williams-Sonoma Inc. (b) (l)                                                                       78           3,299
                                                                                                                 43,864
Semiconductors - 7.1%
  Advanced Micro Devices Inc. (b)                                                                     7             216
  Altera Corp. (b) (l)                                                                              249           5,143
  AMIS Holdings Inc. (b)                                                                             50             453
  Analog Devices Inc.                                                                                13             490
  Broadcom Corp. - Class A (b)                                                                        8             341
  Integrated Device Technology Inc. (b) (l)                                                           9             138
  Intersil Corp.                                                                                    201           5,819
  Kla-Tencor Corp.                                                                                    2             111
  Lam Research Corp. (b)                                                                              3             133
  Linear Technology Corp. (l)                                                                       157           5,504
  Marvell Tech Group Ltd. (b) (l)                                                                    39           2,088
  Maxim Integrated Products Inc.                                                                     13             494
  Microchip Technology Inc. (l)                                                                     166           6,022
  National Semiconductor Corp. (l)                                                                  119           3,321
  Novellus Systems Inc. (b)                                                                         147           3,528
  PMC - Sierra Inc. (b) (l)                                                                         154           1,893
  QLogic Corp. (b)                                                                                    4              85
  Semtech Corp. (b) (l)                                                                              97           1,732
  Silicon Laboratories Inc. (b) (l)                                                                   8             418
  Teradyne Inc. (b) (l)                                                                             191           2,969
  Xilinx Inc. (l)                                                                                   238           6,057
                                                                                                                 46,955
Software - 2.0%
  Activision Inc. (b)                                                                                73           1,008
  Adobe Systems Inc. (b)                                                                             81           2,829
  Avid Technology Inc. (b) (l)                                                                       81           3,520
  Citrix Systems Inc. (b)                                                                             4             155
  Cognos Inc. (b)                                                                                     5             175
  Electronic Arts Inc. (b)                                                                            2              93
  Hyperion Solutions Corp. (b)                                                                        3              93
  Intuit Inc. (b) (l)                                                                                 6             314
  Mercury Interactive Corp. (b)                                                                       3             101
  National Instruments Corp. (l)                                                                      3              88
  Red Hat Inc. (b) (l)                                                                              166           4,650
  Salesforce.com Inc. (b) (l)                                                                         3              94
  Satyam Computer Services Ltd.                                                                       5             197
  THQ Inc. (b)                                                                                        7             185
                                                                                                                 13,502
Telecommunications - 1.5%
  Amdocs Ltd. (b)                                                                                   139           5,012
  Level 3 Communications Inc. (b)                                                                   145             751
  NeuStar Inc. - Class A (b)                                                                          5             143
  TELUS Corp.                                                                                        96           3,767
                                                                                                                  9,673
Telecommunications Equipment - 1.9%
  Adtran Inc. (l)                                                                                    77           2,016
  Comverse Technology Inc. (b) (l)                                                                   77           1,812
  Harris Corp.                                                                                      128           6,053
  Juniper Networks Inc. (b) (l)                                                                     133           2,533
                                                                                                                 12,414
Textiles - 0.0%
  Cintas Corp.                                                                                        6             234


Transportation - 0.4%
  CH Robinson Worldwide Inc.                                                                          6             285
  Expeditors International Washington Inc. (l)                                                       23           1,952
  Landstar System Inc.                                                                                6             274
  UTI Worldwide Inc.                                                                                  8             237
                                                                                                                  2,748
Wireless Telecommunications - 2.7%
  American Tower Corp. (b)                                                                          165           4,997
  Crown Castle International Corp. (b)                                                              241           6,841
  Nextel Partners Inc. (b)                                                                          204           5,777
  NII Holdings Inc. - Class B (b) (l)                                                                 8             460
                                                                                                                 18,075

  Total Common Stocks (cost $452,840)                                                                           642,171

Short Term Investments - 24.3%
Money Market Funds - 4.0%
  JNL Money Market Fund, 4.62% (a) (n)                                                            3,359           3,359
  T. Rowe Price Reserves Investment Fund, 4.73%, (a) (n)                                         23,499          23,499
                                                                                                                 26,858
Securities Lending Collateral - 20.3%
  Mellon GSL Delaware Business Trust Collateral Fund                                            135,234         135,234

  Total Short Term Investments (cost $162,092)                                                                  162,092

Total Investments - 120.8% (cost $614,932)                                                                      804,263

Other Assets and Liabilities, Net -  (20.8%)                                                                  (138,557)

Total Net Assets - 100%                                                                                        $665,706

JNL/T. Rowe Price Value Fund
Common Stocks - 96.1%
Aerospace & Defense - 1.7%
  Lockheed Martin Corp.                                                                              58          $4,343
  Raytheon Co.                                                                                      122           5,601
                                                                                                                  9,944
Auto Manufacturers - 0.6%
  General Motors Corp. (l)                                                                          154           3,269


Auto Parts & Equipment - 0.2%
  TRW Automotive Holdings Corp. (b)                                                                  46           1,072

Banks - 6.5%
  Bank of America Corp.                                                                             128           5,833
  Fifth Third Bancorp.                                                                              200           7,860
  First Horizon National Corp. (l)                                                                   93           3,857
  Mellon Financial Corp.                                                                            105           3,720
  Royal Bank of Scotland Group Plc                                                                  172           5,595
  State Street Corp.                                                                                111           6,690
  US Bancorp                                                                                        148           4,508
                                                                                                                 38,063
Beverages - 3.8%
  Anheuser-Busch Cos. Inc.                                                                          153           6,527
  Coca-Cola Co.                                                                                     195           8,148
  Coca-Cola Enterprises Inc.                                                                        122           2,486
  Heineken NV                                                                                       130           4,949
                                                                                                                 22,110
Biotechnology - 1.0%
  Chiron Corp. (b) (l)                                                                               29           1,328
  Medimmune Inc. (b)                                                                                123           4,492
                                                                                                                  5,820
Chemicals - 1.5%
  Chemtura Corp.                                                                                    164           1,926
  EI Du Pont de Nemours & Co. (l)                                                                   168           7,079
                                                                                                                  9,005
Computers - 2.3%
  Dell Inc. (b)                                                                                     147           4,360
  Hewlett-Packard Co.                                                                                61           2,010
  International Business Machines Corp.                                                              89           7,340
                                                                                                                 13,710
Cosmetics & Personal Care - 1.1%
  Avon Products Inc. (l)                                                                            208           6,493


Data Processing - 0.8%
  First Data Corp.                                                                                  102           4,766


Diversified Financial Services - 7.9%
  American Express Co.                                                                               69           3,610
  Ameriprise Financial Inc.                                                                         112           5,033
  Charles Schwab Corp.                                                                              185           3,189
  Citigroup Inc.                                                                                    139           6,549
  Fannie Mae                                                                                         69           3,547
  JPMorgan Chase & Co.                                                                              187           7,793
  Lazard Ltd. - Class A                                                                              62           2,730
  Merrill Lynch & Co. Inc.                                                                           47           3,725
  Morgan Stanley                                                                                    100           6,276
  Nuveen Investments Inc. - Class A                                                                  78           3,732
                                                                                                                 46,184
Diversified Machinery - 0.7%
  Deere & Co.                                                                                        49           3,897


Electric - 2.1%
  Duke Energy Corp. (b) (l)                                                                         105           3,046
  Entergy Corp.                                                                                      43           2,944
  FirstEnergy Corp.                                                                                  50           2,460
  Pinnacle West Capital Corp.                                                                        92           3,612
                                                                                                                 12,062
Entertainment - 1.1%
  International Game Technology                                                                     181           6,364


Environmental Control - 1.1%
  Waste Management Inc.                                                                             181           6,400


Food - 2.5%
  Campbell Soup Co.                                                                                  97           3,149
  General Mills Inc.                                                                                 87           4,429
  Safeway Inc.                                                                                       49           1,241
  Sara Lee Corp.                                                                                    338           6,036
                                                                                                                 14,855
Forest Products & Paper - 2.8%
  Bowater Inc. (l)                                                                                  195           5,753
  International Paper Co.                                                                           240           8,280
  MeadWestvaco Corp.                                                                                 77           2,100
                                                                                                                 16,133
Gas - 1.1%
  NiSource Inc.                                                                                     313           6,335


Healthcare Products - 3.1%
  Boston Scientific Corp. (b) (l)                                                                   248           5,721
  Johnson & Johnson                                                                                 132           7,841
  Medtronic Inc.                                                                                     86           4,385
                                                                                                                 17,947
Holding Companies - Diversified - 0.7%
  Berkshire Hathaway Inc. (b)                                                                         -           4,156


Home Furnishings - 1.0%
  Sony Corp. - ADR                                                                                  131           6,054


Household Products - 1.1%
  Fortune Brands Inc.                                                                                18           1,427
  Newell Rubbermaid Inc.                                                                            197           4,965
                                                                                                                  6,392
Insurance - 6.2%
  Cigna Corp.                                                                                        13           1,711
  Genworth Financial Inc. - Class A                                                                 166           5,556
  Hartford Financial Services Group Inc.                                                             94           7,588
  Lincoln National Corp.                                                                             72           3,909
  Marsh & McLennan Cos. Inc. (l)                                                                    262           7,689
  St Paul Travelers Cos. Inc.                                                                       115           4,825
  Willis Group Holdings Ltd.                                                                         78           2,672
  XL Capital Ltd. - Class A                                                                          34           2,148
                                                                                                                 36,098
Iron & Steel - 0.6%
  Nucor Corp.                                                                                        32           3,343


Leisure Time - 0.4%
  Harley-Davidson Inc. (l)                                                                           44           2,283


Lodging - 0.9%
  Fairmont Hotels & Resorts Inc.                                                                    122           5,436


Manufacturing - 6.1%
  Danaher Corp.                                                                                      46           2,923
  Eastman Kodak Co. (l)                                                                              39           1,121
  Eaton Corp.                                                                                        29           2,109
  General Electric Corp.                                                                            496          17,247
  Honeywell Inernational Inc.                                                                       154           6,604
  Tyco International Ltd.                                                                           221           5,935
                                                                                                                 35,939
Media - 8.7%
  Cablevision Systems Corp. - Class A (b)                                                           231           6,176
  CBS Corp.                                                                                         120           2,883
  Comcast Corp. - Class A (b) (l)                                                                   210           5,484
  Discovery Holding Co. (b) (l)                                                                     165           2,471
  Dow Jones & Co. Inc. (l)                                                                           88           3,443
  EchoStar Communications Corp. (b)                                                                 146           4,352
  Liberty Media Corp. - Class A (b)                                                                 938           7,704
  New York Times Co. - Class A (l)                                                                  157           3,984
  Time Warner Inc.                                                                                  408           6,844
  Viacom Inc. (b)                                                                                   108           4,178
  Walt Disney Co.                                                                                   121           3,371
                                                                                                                 50,890
Mining - 0.8%
  Alcoa Inc.                                                                                        151           4,618


Oil & Gas - 6.5%
  ConocoPhillips                                                                                     60           3,816
  Exxon Mobil Corp.                                                                                  83           5,039
  Murphy Oil Corp. (l)                                                                              120           5,988
  Royal Dutch Shell Plc - ADR                                                                        99           6,145
  Statoil ASA                                                                                       256           7,368
  Total SA - ADR (l)                                                                                 75           9,867
                                                                                                                 38,223
Oil & Gas Services - 2.3%
  Baker Hughes Inc.                                                                                  73           4,986
  Schlumberger Ltd.                                                                                  68           8,569
                                                                                                                 13,555
Pharmaceuticals - 3.8%
  Bristol-Myers Squibb Co.                                                                           11             276
  Cardinal Health Inc.                                                                               57           4,210
  Merck & Co. Inc.                                                                                  158           5,577
  Pfizer Inc.                                                                                       143           3,554
  Schering-Plough Corp.                                                                             193           3,656
  Wyeth                                                                                             103           4,973
                                                                                                                 22,246
Retail - 4.8%
  Family Dollar Stores Inc. (l)                                                                     165           4,386
  Kohl's Corp. (b) (l)                                                                              126           6,653
  RadioShack Corp. (l)                                                                              225           4,321
  TJX Cos. Inc.                                                                                     257           6,379
  Wal-Mart Stores Inc.                                                                              131           6,207
                                                                                                                 27,946
Semiconductors - 1.7%
  Analog Devices Inc.                                                                               101           3,848
  Intel Corp.                                                                                       303           5,871
                                                                                                                  9,719
Software - 2.1%
  Microsoft Corp.                                                                                   279           7,581
  Oracle Corp. (b)                                                                                  338           4,623
                                                                                                                 12,204
Telecommunications - 2.4%
  Alltel Corp.                                                                                       28           1,832
  Qwest Communications International Inc. (b) (l)                                                   474           3,224
  Sprint Nextel Corp.                                                                               249           6,434
  TELUS Corp.                                                                                        60           2,301
                                                                                                                 13,791
Telecommunications Equipment - 0.7%
  Cisco Systems Inc. (b)                                                                            197           4,271


Tobacco - 0.5%
  Altria Group Inc.                                                                                  42           2,983


Toys & Hobbies - 0.3%
  Hasbro Inc.                                                                                        88           1,857


Transportation - 1.4%
  Union Pacific Corp.                                                                                89           8,345


Wireless Telecommunications - 1.2%
  Nokia Oyj - Class A - ADR                                                                         338           6,997

  Total Common Stocks (cost $480,825)                                                                           561,775

Preferred Stocks - 1.0%
Auto Manufacturers - 0.4%
  General Motors Corp. Convertible Preferred, 4.50%, 03/06/32 (l)                                   100           2,322


Diversified Financial Services - 0.6%
  Morgan Stanley Group Inc. Convertible, 5.90%, 10/15/08                                             52           2,239
  XL Capital Ltd. Convertible Preferred, 7.00%, 02/15/09                                             48           1,202
                                                                                                                  3,441

  Total Preferred Stocks (cost $5,324)                                                                            5,763

Corporate Bonds - 1.1%
Banks - 0.5%
  US Bancorp., 3.09%, 08/21/35 (e) (g) (j)                                                       $3,070           3,051


Insurance - 0.4%
  Fortis Insurance, 7.75%, 01/26/08 (e) (j)                                                       1,600           2,109


Software - 0.2%
  Intel Corp., 2.95%, 12/15/35 (e) (j)                                                            1,663           1,426

  Total Corporate Bonds (cost $6,296)                                                                             6,586

Short Term Investments - 14.6%
Money Market Funds - 1.3%
  JNL Money Market Fund, 4.62% (a) (n)                                                            3,014           3,014
  T. Rowe Price Reserves Investment Fund, 4.73%, (a) (n)                                          4,420           4,420
                                                                                                                  7,434
Securities Lending Collateral - 13.2%
  Mellon GSL Delaware Business Trust Collateral Fund                                             77,059          77,059


U.S. Treasury Securities - 0.1%
  United States Treasury Bill, 4.56%, 07/06/06                                                     $500             494

  Total Short Term Investments (cost $84,987)                                                                    84,987

Total Investments - 112.8% (cost $577,432)                                                                      659,111

Other Assets and Liabilities, Net -  (12.8%)                                                                   (74,609)

Total Net Assets - 100%                                                                                        $584,502

JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
MARCH 31, 2006

---------------------------------------------------------------------------------------------------------------------

(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of March 31, 2006.

(b)  Non-income producing security.

(c) Investment purchased on a when-issued basis. As of March 31, 2006, the total cost of investments purchased on a when-issued basis, in thousands, for the JNL/Mellon Capital Management Bond Index Fund, JNL/PIMCO Total Return Bond Fund, JNL/Salomon Brothers Strategic Bond Fund, JNL/Salomon Brothers U.S. Government & Quality Bond Fund and JNL/Select Balanced Fund are: $314; $96,752; $143,936; $89,006 and $1,385, respectively.

(d) Deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.

(e) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Funds have deemed these securities to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2006, the market value, in thousands, of 144A or other restricted securities, in JNL/FMR Balanced Fund, JNL/JPMorgan International Equity Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/PIMCO Total Return Bond Fund, JNL/Salomon Brothers High Yield Bond Fund, JNL/Salomon Brothers Strategic Bond Fund, JNL/Salomon Brothers U.S. Government & Quality Bond Fund, JNL/Select Balanced Fund, JNL/Select Global Growth Fund, JNL/Select Money Market Fund and JNL/T.Rowe Price Value Fund are: $270; $2,173; $53; $11,881; $31,073; $12,773; $5,334; $3,246; $1,327; $3,789 and $6,586,
     respectively.

(f) All or a portion of the security pledged as collateral for an investment purchased on a when-issued basis.

(g)  Variable rate security. Rate stated is in effect as of March 31, 2006.

(h) Coupon payment periodically increases over the life of the security. Rate is in effect as of March 31, 2006.

(i)  Security is in default.

(j)  Convertible security.

(k) Zero coupon security. Rate stated is the effective yield as of March 31, 2006.

(l)  All or portion of the security has been loaned.

(m) All or portion of the security pledged to cover margin requirements on open futures contracts.

(n)  Investments in affiliates.

(o)  Sector weightings excluding securities lending collateral.

(p) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees.

Abbreviations:
ADR - American Depository Receipt          KRW - Korean Won
AUD - Australian Dollar                    MXN - Mexican Peso
BRL - Brazilian Real                       NOK - Norwegian Krone
BZD - Belize Dollar                        NYS - New York Shares
CAD - Canadian Dollar                      NZD - New Zealand Dollar
CHF - Swiss Franc                          PEN - Peruvian New Sol
CLP - Chilean Peso                         PLN - Polish Zloty
DKK - Danish Krone                         RUB - Russian Ruble
EUR - European Currency Unit (Euro)        SEK - Swedish Krona
GBP - British Pound                        SGD - Singapore Dollar
GDR - Global Depository Receipt            SKK - Slovakian Koruna
HKD - Hong Kong Dollar                     TWD - New Taiwan Dollar
INR - Indian Rupee                         USD - United States Dollar
JPY - Japanese Yen                         ZAR - South African Rand

JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
MARCH 31, 2006

---------------------------------------------------------------------------------------------------------------------


SCHEDULE OF OPTIONS WRITTEN:
------------------------------------------------------------------------------------------------------------------------------------
                                                              EXPIRATION DATE      EXERCISE PRICE   CONTRACTS   MARKET VALUE (000'S)
JNL/PIMCO TOTAL RETURN BOND FUND
Call Swaption, 3 month LIBOR versus 4.54% fixed                 4/4/2006                 n/a            10             $ -
Japanese Yen Future Put Option                                  5/26/2006           $ 112.00         1,900             (5)
Japanese Yen Future Put Option                                  5/26/2006             112.00           800             (2)
U.S. 10-Year Treasury Note Future Call Option                   5/27/2006             109.00            90             (6)
U.S. 10-Year Treasury Note Future Call Option                   5/29/2006             110.00            23               -
U.S. 10-Year Treasury Note Future Call Option                   5/30/2006             108.00            17             (3)
U.S. 10-Year Treasury Note Future Put Option                    6/22/2006             105.00           180            (48)
Call Swaption, 3 month LIBOR versus 4.53% fixed                 8/7/2006                 n/a            60             (1)
Call Swaption, 3 month LIBOR versus 4.78% fixed                 8/8/2006                 n/a            30             (3)
Eurodollar Future Put Option                                    9/18/2006              95.00            41            (32)
Eurodollar Future Call Option                                   9/19/2006              95.50            22               -
Eurodollar Future Put Option                                    9/19/2006              95.25            89           (117)
Eurodollar Future Put Option                                    9/19/2006              95.50            22            (42)
Call Swaption, 3 month LIBOR versus 4.54% fixed                 10/4/2006                n/a            40             (3)
Call Swaption, 3 month LIBOR versus 4.54% fixed                 10/4/2006                n/a            60             (4)
Call Swaption, 3 month LIBOR versus 4.3% fixed                 10/12/2006                n/a            40             (1)
Call Swaption, 3 month LIBOR versus 4.56% fixed                10/18/2006                n/a            80             (7)
Call Swaption, 3 month LIBOR versus 4.31% fixed                10/19/2006                n/a            10               -
Call Swaption, 3 month LIBOR versus 4.31% fixed                10/24/2006                n/a            20             (1)
Eurodollar Future Put Option                                   12/18/2006              95.25           518           (719)
Eurodollar Future Put Option                                   12/18/2006              95.00            62            (57)
Eurodollar Future Put Option                                   12/19/2006              95.50            20            (39)
Put Swaption, 6 month LIBOR versus 4.50% fixed                 12/20/2006                n/a           103            (71)
Call Swaption, 3 month LIBOR versus 4.85% fixed                12/22/2006                n/a            70            (27)
Call Swaption, 3 month LIBOR versus 5.04% fixed                 3/8/2007                 n/a            40            (32)
Call Swaption, 3 month LIBOR versus 5.04% fixed                 3/8/2007                 n/a            90            (71)
Eurodollar Future Put Option                                    3/19/2007              95.25            23            (32)
                                                                                                              ------------------
                                                                                                                 $ (1,323)
                                                                                                              ==================

JNL/T. ROWE PRICE VALUE FUND
Dell Put Option                                                 5/22/2006            $ 27.50           150          $ (3)
                                                                                                              ==================





SUMMARY OF WRITTEN CALL OPTIONS (IN THOUSANDS EXCEPT CONTRACTS):
------------------------------------------------------------------------------------------------------------------------------------
                                                             NUMBER OF CONTRACTS                           PREMIUMS

JNL/PIMCO TOTAL RETURN BOND FUND
Options outstanding at December 31, 2005                                1,619                                $ 1,120
    Options written during the period                                   3,381                                    325
    Options closed during the period                                        -                                      -
    Options exercised during the period                                     -                                      -
    Options expired during the period                                    (540)                                  (156)
                                                             -----------------                           ------------
Options outstanding at March 31, 2006                                   4,460                                $ 1,289
                                                             =================                           ============

JNL/T. ROWE PRICE VALUE
Options outstanding at December 31, 2005                                    -                                    $ -
    Options written during the period                                     150                                     13
    Options closed during the period                                        -                                      -
    Options exercised during the period                                     -                                      -
    Options expired during the period                                       -                                      -
                                                             -----------------                           ------------
Options outstanding at March 31, 2006                                     150                                   $ 13
                                                             =================                           ============

JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
MARCH 31, 2006

---------------------------------------------------------------------------------------------------------------------


SUMMARY OF SWAP AGREEMENTS :
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               UNREALIZED
                                                                                NOTIONAL AMOUNT        APPRECIATION/(DEPRECIATION)
JNL/PIMCO TOTAL RETURN BOND FUND
Bank of America Securities
    Receive fixed rate equal to 5.00% and pay floating rate
      based on 3 month LIBOR, 6/21/36                                    $           400      USD       $                  (22)
Barclay's Capital
    Receive fixed rate equal to 5.00% and pay floating rate
      based on 6 month LIBOR, 06/15/07                                             7,000      GBP                          (39)
    Receive fixed rate equal to 5.00% and pay floating rate
      based on 3 month LIBOR, 06/21/08                                            20,100      USD                         (128)
    Receive fixed rate equal to 2.1025% and pay floating rate
      based on French CPI Excluding Tobacco, 10/15/10                              2,700      EUR                           10
    Receive fixed rate equal to 5.00% and pay floating rate
      based on 6 month LIBOR, 06/16/11                                             5,400      GBP                           30
Goldman Sachs Capital Markets LP
    Receive fixed rate equal to 5.00% and pay floating rate
      based on 3 month LIBOR, 06/21/11                                             2,100      USD                          (28)
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 2.00%, 06/15/12                                              129,100      JPY                           12
    Receive fixed rate equal to 5.00% and pay floating rate
      based on 3 month LIBOR, 06/21/16                                             1,200      USD                          (25)
Lehman Brothers Special Financing Inc.
    Receive fixed rate equal to 4.50% and pay floating rate
      based on 6 month LIBOR, 09/20/09                                             3,800      GBP                          (45)
    Receive fixed rate equal to 5.00% and pay floating rate
      based on 3 month LIBOR, 12/15/35                                               300      USD                           (2)
Merrill Lynch Capital Services Inc.
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 4.00%, 12/15/35                                                  100      GBP                           (1)
Morgan Stanley Capital Services Inc.
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 2.00%, 06/15/12                                              130,000      JPY                            1
UBS Warburg AG
    Receive fixed rate equal to 5.00% and pay floating rate
      based on 3 month LIBOR, 06/21/11                                             2,000      USD                          (36)
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 2.00%, 06/15/12                                             380,000       JPY                          (19)
                                                                                                          ---------------------
                                                                                                                        $ (292)
                                                                                                          =====================

SUMMARY OF SECURITIES SOLD SHORT :
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        PAR AMOUNT                MARKET VALUE
JNL/SALOMON BROTHERS STRATEGIC BOND FUND
    Federal Home Loan Mortgage Corp. Interest Only                          $ 75                            $ -
                                                                                                ================
      Total (proceeds $0)

JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
    Federal National Mortgage Association, 5.00%, TBA                     $ (300)                        $ (292)
                                                                                                ================
      Total (proceeds $294)

JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
MARCH 31, 2006

---------------------------------------------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY COUNTRY:
----------------------------------------------------------------------------------------------------------------------------------
                                                                          JNL/Mellon
                  JNL/AIM     JNL/FMR                                      Capital                        JNL/       JNL/Select
                 Large Cap    Capital    JNL/JPMorgan    JNL/JPMorgan     Management     JNL/PIMCO     Oppenheimer     Global
                  Growth       Growth   International   International   International   Total Return  Global Growth    Growth
                   Fund        Fund      Equity Fund      Value Fund      Index Fund     Bond Fund        Fund           Fund
----------------------------------------------------------------------------------------------------------------------------------

Australia              - %        - %          1.2 %          2.0 %           4.9 %           - %          0.3 %           - %
Austria                -          -              -              -             0.5             -              -           1.0
Belgium                -          -            2.0              -             1.2           1.5              -           0.8
Bermuda              1.1        1.2              -              -               -             -            0.3             -
Brazil               1.2        1.4            1.6            1.6               -           0.4            1.4             -
Canada                 -        4.2              -              -               -             -            1.7           3.9
Denmark                -          -              -              -             0.6             -            0.3             -
Egypt                  -        0.4              -              -               -             -              -             -
Finland              1.1        2.1            1.4            2.4             1.5             -            0.6           1.2
France                 -        1.6           10.9           15.9             9.1           4.5            5.8           3.6
Germany                -          -            5.8            7.1             6.8           2.5            4.7           2.9
Greece                 -          -              -            0.8             0.6             -              -           0.7
Hong Kong              -          -            1.0            2.6             1.6             -            0.8             -
India                  -          -              -              -               -             -            3.1             -
Indonesia              -        0.3              -              -               -             -              -             -
Ireland                -          -            0.8              -             0.8             -            0.4           0.7
Israel                 -        0.5              -              -               -             -              -           1.1
Italy                  -          -            4.7            8.1             3.7             -            0.2           1.0
Japan                3.2          -           22.7           19.2            24.6           0.3           11.1          12.6
Luxembourg             -          -              -            1.4             0.2             -              -           0.9
Mexico               1.5          -            0.5              -               -           0.3            1.8           3.1
Netherlands          0.8          -            5.1            3.9             3.5           0.8            2.2           1.4
New Zealand            -          -              -              -             0.2             -              -             -
Norway                 -          -              -            1.9             0.7             -            0.3             -
Panama                 -          -              -              -               -           0.1              -             -
Philippines            -        1.4              -              -               -             -              -             -
Portugal               -          -              -              -             0.3             -            0.4             -
Qatar                  -          -              -              -               -           0.1              -             -
Russia                 -          -              -              -               -           0.4              -             -
Singapore              -          -              -            0.9             0.8             -            0.4             -
South Korea          1.0          -            0.9            2.4               -             -            2.4           3.4
Spain                  -          -            2.7              -             3.7             -            0.7             -
Sweden                 -          -            1.3              -             2.3             -            4.7           1.3
Switzerland          4.2          -           10.9             4.0            6.5             -            3.1           3.0
Taiwan                 -          -              -              -               -             -            0.6           0.7
Thailand               -          -              -            0.7               -             -              -             -
Tunisia                -          -              -              -               -           0.1              -             -
United Kingdom       0.7          -           23.3           22.2            22.7           0.2           11.3           9.0
United States       85.2       86.9            3.2            2.9             3.2          88.8           41.4          47.7
               -------------------------------------------------------------------------------------------------------------------

TOTAL
INVESTMENTS        100.0%     100.0%        100.0%          100.0%          100.0%        100.0%         100.0%        100.0%
               ===================================================================================================================






-------------------------------------------------------------------

                   JNL/Select       JNL/T.Rowe       JNL/T.Rowe
                   Large Cap          Price            Price
                     Growth        Established         Value
                      Fund         Growth Fund          Fund
-------------------------------------------------------------------

Australia              - %             1.2 %                 - %
Austria                -               0.5                   -
Belgium                -                 -                   -
Bermuda                -               1.6                 0.8
Brazil                 -                 -                   -
Canada               3.7               1.2                 1.3
Denmark                -                 -                   -
Egypt                  -                 -                   -
Finland                -               0.8                 1.2
France               2.2               1.2                 1.7
Germany              1.0                 -                   -
Greece                 -                 -                   -
Hong Kong              -                 -                   -
India                  -               0.5                   -
Indonesia              -                 -                   -
Ireland              0.5               0.9                   -
Israel                 -                 -                   -
Italy                  -               0.5                   -
Japan                  -                 -                 1.0
Luxembourg             -                 -                   -
Mexico               0.9               1.6                   -
Netherlands            -                 -                 1.9
New Zealand            -                 -                   -
Norway                 -                 -                 1.3
Panama                 -                 -                   -
Philippines            -                 -                   -
Portugal               -                 -                   -
Qatar                  -                 -                   -
Russia                 -                 -                   -
Singapore              -                 -                   -
South Korea            -               0.5                   -
Spain                  -               0.2                   -
Sweden                 -               0.3                   -
Switzerland          2.8               4.5                   -
Taiwan                 -                 -                   -
Thailand               -                 -                   -
Tunisia                -                 -                   -
United Kingdom       4.5               0.5                 1.0
United States       84.4              84.0                89.8
               ----------------------------------------------------

TOTAL
INVESTMENTS        100.0%            100.0%              100.0%
               ====================================================

JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
MARCH 31, 2006

---------------------------------------------------------------------------------------------------------------------



SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS:
-----------------------------------------------------------------------------------------------------------

        CURRENCY              SETTLEMENT            NOTIONAL            CURRENCY           UNREALIZED
     PURCHASED/SOLD              DATE                AMOUNT              VALUE             GAIN/(LOSS)

JNL/FMR BALANCED FUND
        JPY/USD                4/3/2006              403 JPY               $ 3                 $ -
        JPY/USD                4/4/2006              801 JPY                 7                   -
        USD/AUD                4/3/2006              (4) AUD                (3)                  -
        USD/AUD                4/4/2006              (2) AUD                (1)                  -
        USD/EUR                4/3/2006              (1) EUR                (1)                  -
        USD/EUR                4/4/2006              (1) EUR                (2)                  -
                                                                  -------------  ------------------
                                                                           $ 3                 $ -
                                                                  =============  ==================

JNL/FMR CAPITAL GROWTH FUND
        EUR/USD                4/4/2006               11 EUR              $ 14                 $ -
                                                                  =============  ==================

JNL/JPMORGAN INTERNATIONAL VALUE FUND
        AUD/EUR               5/24/2006              959 AUD             $ 686                $ (1)
        AUD/EUR               5/24/2006              961 AUD               688                   1
        AUD/GBP               5/24/2006            2,086 AUD             1,491                 (37)
        AUD/USD               5/24/2006           11,459 AUD             8,194                (242)
        CHF/EUR               5/24/2006              581 CHF               449                  (1)
        EUR/AUD               5/24/2006           (1794) EUR            (1,283)                 (7)
        EUR/JPY               5/24/2006             546 (EUR)              664                   5
        EUR/NOK               5/24/2006              484 EUR               588                   -
        EUR/SEK               5/24/2006              322 EUR               391                   -
        EUR/SEK               5/24/2006              736 EUR               895                   4
        EUR/USD               5/24/2006           14,364 EUR            17,459                 209
        EUR USD               5/24/2006            1,676 EUR             2,037                  (8)
        GBP/EUR               5/24/2006          (2,407) GBP            (2,925)                (52)
        GBP/USD               5/24/2006            9,979 GBP            17,346                  29
        GBP/USD               5/24/2006            7,270 GBP            12,636                 (50)
        HKD/USD               5/24/2006           21,640 HKD             2,792                   1
        JPY/EUR               5/24/2006          (1,372) JPY            (1,667)                (35)
        JPY/USD               5/24/2006        1,772,273 JPY            15,167                 (75)
        JPY/USD               5/24/2006          295,000 JPY             2,524                  12
        NOK/GBP               5/24/2006            (745) NOK            (1,295)                 11
        SEK/EUR               5/24/2006            (650) SEK              (790)                  3
        SEK/USD               5/24/2006           77,345 SEK             9,974                 118
        SGD/USD               5/24/2006              779 SGD               483                   5
        USD/AUD               5/24/2006            (882) AUD              (631)                 22
        USD/CHF               5/24/2006          (7,173) CHF            (5,534)                (18)
        USD/EUR               5/24/2006         (37,303) EUR           (45,339)               (649)
        USD/GBP               5/24/2006          (3,911) GBP            (6,798)                 (6)
        USD/GBP               5/24/2006          (4,206) GBP            (7,311)                 41
        USD/HKD               5/24/2006         (16,576) HKD            (2,138)                  1
        USD/HKD               5/24/2006         (22,433) HKD            (2,894)                 (1)
        USD/JPY                4/3/2006        (440,000) JPY            (3,738)                  9
        USD/JPY               5/24/2006        (64,5171) JPY            (5,521)                  8
        USD/NOK               5/24/2006         (39,503) NOK            (6,050)               (192)
                                                                  -------------  ------------------
                                                                         $ 550              $ (895)
                                                                  =============  ==================

JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
        EUR/USD               6/15/2006            5,358 EUR           $ 6,520                $ 92
        EUR/USD               6/15/2006              681 EUR               829                  (4)
        GBP/USD               6/15/2006            1,424 GBP             2,477                 (15)
        GBP/USD               6/15/2006            2,437 GBP             4,237                  21
        JPY/USD               6/15/2006          232,735 JPY             1,997                 (21)
        JPY/USD               6/15/2006          245,043 JPY             2,103                  17
        USD/EUR               6/15/2006          (3,120) EUR            (3,797)                (58)
        USD/GBP               6/15/2006          (1,938) GBP            (3,370)                  7
        USD/JPY               6/15/2006        (276,250) JPY            (2,371)                  4
                                                                 --------------  ------------------
                                                                       $ 8,625                $ 43
                                                                 ==============  ==================





      CURRENCY            SETTLEMENT           NOTIONAL           CURRENCY            UNREALIZED
   PURCHASED/SOLD            DATE               AMOUNT              VALUE             GAIN/(LOSS)

JNL/PIMCO TOTAL RETURN BOND FUND
       BRL/USD            7/31/2006                   866 BRL             $ 388                  $ 15
       CLP/USD            7/31/2006                68,900 CLP               131                     -
       CLP/USD            7/31/2006               119,680 CLP               227                    (1)
       CLP/USD            8/17/2006               111,000 CLP               210                     2
       CNY/USD            3/19/2007                 3,257 CNY               414                    (7)
       EUR/USD            4/25/2006                 1,421 EUR             1,724                     4
       GBP/USD             5/3/2006                 1,175 GBP             2,042                   (20)
       INR/USD            8/24/2006                12,004 INR               268                     -
       INR/USD            9/20/2006                 6,465 INR               144                     1
       JPY/USD            5/15/2006               260,962 JPY             2,231                    (6)
       JPY/USD            5/15/2006               667,260 JPY             5,704                    13
       KRW/USD            4/26/2006               162,600 KRW               167                     2
       KRW/USD            8/24/2006               254,147 KRW               263                    (1)
       KRW/USD            9/21/2006               547,922 KRW               567                     2
       MXN/USD            8/31/2006                 4,490 MXN               408                   (14)
       MXN/USD             9/2/2006                 1,125 MXN               102                    (3)
       PEN/USD            5/22/2006                   262 PEN                78                    (2)
       PEN/USD            8/21/2006                   984 PEN               291                    (8)
       PEN/USD            9/13/2006                   353 PEN               104                    (1)
       PLN/USD            5/24/2006                   727 PLN               225                    (3)
       RUB/USD            7/31/2006                 2,119 RUB                76                     1
       RUB/USD             8/7/2006                12,790 RUB               462                     8
       RUB/USD            9/22/2006                 3,058 RUB               110                     -
       SGD/USD            7/26/2006                   126 SGD                78                     -
       SGD/USD            8/24/2006                   878 SGD               547                     4
       SGD/USD            9/21/2006                   172 SGD               107                     -
       SKK/USD             9/5/2006                14,251 SKK               464                     2
       SKK/USD            9/29/2006                 3,350 SKK               109                     -
       TWD/USD            8/24/2006                 6,520 TWD               204                    (1)
       TWD/USD            9/21/2006                 3,337 TWD               105                     -
       USD/BRL            7/31/2006                 (435) BRL              (195)                   (5)
       USD/CLP            7/31/2006             (151,600) CLP              (288)                   (3)
       USD/EUR            4/25/2006               (8,707) EUR           (10,564)                  (33)
       USD/EUR            4/28/2006              (30,033) EUR           (36,444)                  420
       USD/EUR            6/30/2006              (11,788) EUR           (14,360)                   80
       USD/INR            8/24/2006              (10,080) INR              (225)                   (2)
       USD/KRW            9/21/2006             (494,977) KRW              (512)                   (3)
       USD/MXN            8/31/2006               (2,820) MXN              (256)                   (2)
       USD/PEN            8/21/2006                 (860) PEN              (254)                    1
       USD/PLN            5/24/2006                 (420) PLN              (130)                   (2)
       USD/RUB             8/7/2006              (10,590) RUB              (382)                   (2)
       USD/SGD            7/26/2006                  (10) SGD                (6)                    -
       USD/SGD            8/24/2006                 (878) SGD              (547)                   (2)
       USD/SKK             9/5/2006               (8,940) SKK              (291)                   (5)
       USD/TWD            8/24/2006               (6,520) TWD              (204)                   (1)
       USD/TWD            9/21/2006               (3,337) TWD              (105)                   (1)
       USD/ZAR             5/4/2006                 (200) ZAR               (32)                   (1)
       ZAR/USD             5/4/2006                   311 ZAR                50                     -
       ZAR/USD             8/3/2006                   164 ZAR                26                     -
                                                                    ------------  --------------------
                                                                      $ (46,769)                $ 426
                                                                    ============  ====================

JNL/SELECT GLOBAL GROWTH FUND
       EUR/USD             4/3/2006                   619 EUR             $ 750                   $ 5
       EUR/USD             4/4/2006                   818 EUR               991                    (3)
       USD/GBP             4/3/2006                 (408) GBP              (709)                    -




SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS (CONTINUED):
----------------------------------------------------------------------------------------------------------

       CURRENCY              SETTLEMENT            NOTIONAL           CURRENCY         UNREALIZED
    PURCHASED/SOLD              DATE                AMOUNT             VALUE           GAIN/(LOSS)

JNL/SELECT GLOBAL GROWTH FUND (CONTINUED)
        USD/GBP               4/4/2006              (122) GBP            $ (213)            $ 1
                                                                 ---------------     ---------------
                                                                           $ 819             $ 3
                                                                 ===============     ===============

JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND
        EUR/USD               4/4/2006                340 EUR              $ 411            $ (2)
                                                                 ===============     ===============


JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
MARCH 31, 2006

---------------------------------------------------------------------------------------------------------------------


SCHEDULE OF FUTURES CONTRACTS (IN THOUSANDS EXCEPT CONTRACTS):
---------------------------------------------------------------------------------------
                                                     CONTRACTS          UNREALIZED
                                                      LONG/           APPRECIATION/
                                                     (SHORT)          (DEPRECIATION)

JNL/JPMORGAN INTERNATIONAL VALUE FUND
Dow Jones Euro Stoxx 50 Future
   Expiration June 2006                                  71                       $ 29
FTSE 100 Index Future
   Expiration June 2006                                  29                         (2)
Topix Index Future
   Expiration June 2006                                  15                         63
                                                                -----------------------
                                                                -----------------------
                                                                                  $ 90
                                                                =======================
                                                                =======================


JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
S&P 500 Index Future
   Expiration June 2006                                   5                        $ 3
                                                                =======================
                                                                =======================


JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
Dow Jones Euro Stoxx 50 Index Future
   Expiration June 2006                                 109                       $ 10
FTSE 100 Index Future
   Expiration June 2006                                  41                         (9)
Topix Index Future
   Expiration June 2006                                  22                        125
                                                                -----------------------
                                                                -----------------------
                                                                                 $ 126
                                                                =======================
                                                                =======================

JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
S&P MidCap 400 E-Mini Index Future
   Expiration June 2006                                 178                      $ 325
                                                                =======================
                                                                =======================


JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
S&P 500 E-Mini Index Future
   Expiration June 2006                                 103                      $ (12)
                                                                =======================
                                                                =======================


JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
Russell 2000 Mini Index Future
   Expiration June 2006                                 158                      $ 560
                                                                =======================
                                                                =======================



-----------------------------------------------------------------------------------------------
                                                                                     UNREALIZED
                                                          NOTIONAL                  APPRECIATION/
                                                           AMOUNT                  (DEPRECIATION)

JNL/PIMCO TOTAL RETURN BOND FUND
Euro Bobl Future, 5-Year, 6.00%
   Expiration June 2006                                   (17,700)EUR                    $ 121
Eurodollar Future
   Expiration December 2006                               617,000 USD                     (629)
Eurodollar Future
   Expiration March 2007                                  629,000 USD                     (652)
Eurodollar Future
   Expiration June 2007                                   476,000 USD                     (462)
Eurodollar Future
   Expiration September 2007                              377,000 USD                     (330)
Eurodollar Future
   Expiration December 2007                               241,000 USD                     (185)
Eurodollar Future
   Expiration March 2008                                    3,000 USD                        -
Sterling Interest Rate Future
   Expiration December 2006                                (9,000)GBP                       (5)
U.S. Treasury Note Future, 5-Year, 6.00%,
   Expiration June 2006                                    18,100 USD                     (123)
U.S. Treasury Note Future, 10-Year, 6.00%,
   Expiration June 2006                                    10,700 USD                      (92)
U.S. Treasury Bond Future, 20-Year, 6.00%,
   Expiration June 2006                                     1,000 USD                      (35)
                                                                           --------------------
                                                                           --------------------
                                                                                      $ (2,392)
                                                                           ====================
                                                                           ====================

JNL/SALOMON BROTHERS STRATEGIC BOND FUND
U.S. Treasury Note Future, 5-Year, 6.00%,
   Expiration June 2006                                  $ 20,300                       $ (176)
U.S. Treasury Note Future, 10-Year, 6.00%,
   Expiration June 2006                                    (5,700)                          74
                                                                           --------------------
                                                                           --------------------
                                                                                        $ (102)
                                                                           ====================
                                                                           ====================

JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND
U.S. Treasury Note Future, 2-Year, 6.00%,
   Expiration June 2006                                  $ 10,000                        $ (14)
U.S. Treasury Note Future, 5-Year, 6.00%,
   Expiration June 2006                                    (1,800)                          10
U.S. Treasury Note Future, 10-Year, 6.00%,
   Expiration June 2006                                   (15,900)                         121
                                                                           --------------------
                                                                           --------------------
                                                                                         $ 117
                                                                           ====================
                                                                           ====================



ITEM 2.  CONTROLS AND PROCEDURES

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3.  EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust


By:      /s/ Robert A. Fritts
         --------------------------
         Robert A. Fritts
         President and Chief Executive Officer

Date:    May 22, 2006

By:      /s/ Mark D. Nerud
         --------------------------
         Mark D. Nerud
         Vice President, Treasurer and Chief Financial Officer

Date:    May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Robert A. Fritts
         --------------------------
         Robert A. Fritts
         President and Chief Executive Officer

Date:    May 22, 2006

By:      /s/ Mark D. Nerud
         --------------------------
         Mark D. Nerud
         Vice President, Treasurer and Chief Financial Officer

Date:    May 22, 2006